UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
BlackRock Retirement Income 2030 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2025

Date of reporting period: 12/31/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

BlackRock Retirement Income 2030 Fund

Institutional Shares | BRICX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27Footnote Reference(a)	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Institutional Shares returned 11.53%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and 33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index returned 11.46%.

What contributed to performance?

Income-generating assets delivered broadly positive returns in 2025. The Fund’s allocation to equities made the largest contribution to absolute performance in the generally “risk-on” market environment. In particular, U.S. dividend-paying stocks, covered call strategies (which involve the use of derivatives), and international equities performed strongly.

High yield corporate bonds, which were supported by the combination of above-average income, low default rates, and persistently tight credit spreads, were the largest contributor in fixed income. Other higher-yielding segments, including floating-rate loans and agency mortgage-backed securities, also contributed meaningfully. These holdings benefited from solid underlying credit fundamentals, floating-rate characteristics, and continued investor demand for yield. More defensive fixed-income allocations also helped performance, led by investment-grade corporates and commercial mortgage-backed securities.

The Fund held derivatives during the year. It used U.S. Treasury futures to manage interest rate risk, which contributed to absolute returns. Its use of Euro Bund futures to manage European interest rate risk was beneficial, as well.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns in 2025.

What detracted from performance?

Currency management strategies, which involve the use of derivatives, detracted given the weakness in the U.S. dollar relative to many international currencies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 31, 2020 through December 31, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Jul 20	$10,000	$10,000	$10,000	$10,000	$10,000
Aug 20	$10,127	$9,919	$10,114	$10,668	$10,294
Sep 20	$10,057	$9,914	$9,992	$10,300	$10,113
Oct 20	$9,986	$9,870	$9,887	$9,984	$9,936
Nov 20	$10,480	$9,966	$10,436	$11,261	$10,620
Dec 20	$10,690	$9,980	$10,619	$11,738	$10,852
Jan 21	$10,680	$9,909	$10,559	$11,621	$10,759
Feb 21	$10,770	$9,766	$10,566	$11,919	$10,819
Mar 21	$10,913	$9,644	$10,745	$12,316	$10,932
Apr 21	$11,125	$9,720	$10,888	$12,889	$11,229
May 21	$11,202	$9,752	$11,014	$13,075	$11,329
Jun 21	$11,265	$9,820	$11,057	$13,270	$11,453
Jul 21	$11,288	$9,930	$11,152	$13,507	$11,619
Aug 21	$11,422	$9,911	$11,205	$13,843	$11,753
Sep 21	$11,225	$9,825	$11,018	$13,269	$11,458
Oct 21	$11,352	$9,822	$11,104	$14,020	$11,781
Nov 21	$11,192	$9,851	$10,966	$13,713	$11,669
Dec 21	$11,427	$9,826	$11,303	$14,299	$11,904
Jan 22	$11,186	$9,615	$11,093	$13,543	$11,461
Feb 22	$10,949	$9,507	$10,965	$13,200	$11,252
Mar 22	$10,969	$9,243	$10,906	$13,562	$11,250
Apr 22	$10,562	$8,892	$10,516	$12,436	$10,569
May 22	$10,493	$8,950	$10,584	$12,445	$10,607
Jun 22	$9,954	$8,809	$10,061	$11,367	$10,065
Jul 22	$10,384	$9,025	$10,427	$12,270	$10,587
Aug 22	$10,171	$8,770	$10,110	$11,757	$10,216
Sep 22	$9,600	$8,391	$9,575	$10,664	$9,521
Oct 22	$9,806	$8,282	$9,856	$11,429	$9,801
Nov 22	$10,222	$8,587	$10,310	$12,224	$10,322
Dec 22	$10,082	$8,548	$10,224	$11,705	$10,079
Jan 23	$10,575	$8,811	$10,553	$12,533	$10,591
Feb 23	$10,332	$8,583	$10,301	$12,232	$10,327
Mar 23	$10,410	$8,801	$10,503	$12,610	$10,617
Apr 23	$10,556	$8,854	$10,624	$12,831	$10,743
May 23	$10,384	$8,758	$10,395	$12,703	$10,631
Jun 23	$10,551	$8,727	$10,611	$13,471	$10,933
Jul 23	$10,725	$8,721	$10,781	$13,924	$11,113
Aug 23	$10,595	$8,665	$10,686	$13,591	$10,945
Sep 23	$10,359	$8,445	$10,453	$13,005	$10,570
Oct 23	$10,183	$8,311	$10,230	$12,627	$10,333
Nov 23	$10,753	$8,688	$10,760	$13,811	$11,051
Dec 23	$11,176	$9,020	$11,185	$14,489	$11,534
Jan 24	$11,188	$8,996	$11,195	$14,663	$11,587
Feb 24	$11,250	$8,869	$11,184	$15,285	$11,751
Mar 24	$11,463	$8,950	$11,415	$15,776	$11,994
Apr 24	$11,250	$8,724	$11,175	$15,190	$11,620
May 24	$11,466	$8,872	$11,389	$15,868	$11,978
Jun 24	$11,562	$8,956	$11,403	$16,191	$12,156
Jul 24	$11,827	$9,165	$11,752	$16,477	$12,406
Aug 24	$12,037	$9,297	$12,006	$16,912	$12,659
Sep 24	$12,211	$9,422	$12,189	$17,222	$12,859
Oct 24	$12,022	$9,188	$11,951	$16,880	$12,572
Nov 24	$12,261	$9,285	$12,111	$17,655	$12,927
Dec 24	$11,990	$9,133	$11,835	$17,195	$12,653
Jan 25	$12,222	$9,182	$12,047	$17,801	$12,910
Feb 25	$12,382	$9,384	$12,293	$17,673	$13,005
Mar 25	$12,225	$9,387	$12,243	$16,886	$12,718
Apr 25	$12,264	$9,424	$12,219	$17,036	$12,800
May 25	$12,505	$9,357	$12,338	$18,045	$13,133
Jun 25	$12,755	$9,501	$12,543	$18,824	$13,517
Jul 25	$12,775	$9,475	$12,520	$19,066	$13,586
Aug 25	$12,996	$9,589	$12,816	$19,563	$13,845
Sep 25	$13,158	$9,693	$12,921	$20,192	$14,143
Oct 25	$13,178	$9,754	$12,932	$20,596	$14,329
Nov 25	$13,321	$9,815	$13,123	$20,655	$14,393
Dec 25	$13,372	$9,800	$13,192	$20,822	$14,441

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares ...
	11.53%	4.58%	5.51%
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	(0.37)
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index...
	11.46	4.43	5.25
MSCI World Index (Net)...
	21.09	12.15	14.50
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	14.13	5.88	7.02

Key Fund statistics

Net Assets...
$4,562,421
Number of Portfolio Holdings...
2
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
-%

The Fund commenced operations on July 31, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.0%
Short-Term Securities...
2.0

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2030 Fund

Institutional Shares | BRICX

Annual Shareholder Report — December 31, 2025

BRICX-12/25-AR

BlackRock Retirement Income 2030 Fund

Investor A Shares | BRIAX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$53Footnote Reference(a)	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Investor A Shares returned 11.26%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and 33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index returned 11.46%.

What contributed to performance?

Income-generating assets delivered broadly positive returns in 2025. The Fund’s allocation to equities made the largest contribution to absolute performance in the generally “risk-on” market environment. In particular, U.S. dividend-paying stocks, covered call strategies (which involve the use of derivatives), and international equities performed strongly.

High yield corporate bonds, which were supported by the combination of above-average income, low default rates, and persistently tight credit spreads, were the largest contributor in fixed income. Other higher-yielding segments, including floating-rate loans and agency mortgage-backed securities, also contributed meaningfully. These holdings benefited from solid underlying credit fundamentals, floating-rate characteristics, and continued investor demand for yield. More defensive fixed-income allocations also helped performance, led by investment-grade corporates and commercial mortgage-backed securities.

The Fund held derivatives during the year. It used U.S. Treasury futures to manage interest rate risk, which contributed to absolute returns. Its use of Euro Bund futures to manage European interest rate risk was beneficial, as well.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns in 2025.

What detracted from performance?

Currency management strategies, which involve the use of derivatives, detracted given the weakness in the U.S. dollar relative to many international currencies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 31, 2020 through December 31, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Jul 20	$9,475	$10,000	$10,000	$10,000	$10,000
Aug 20	$9,594	$9,919	$10,114	$10,668	$10,294
Sep 20	$9,525	$9,914	$9,992	$10,300	$10,113
Oct 20	$9,456	$9,870	$9,887	$9,984	$9,936
Nov 20	$9,922	$9,966	$10,436	$11,261	$10,620
Dec 20	$10,118	$9,980	$10,619	$11,738	$10,852
Jan 21	$10,107	$9,909	$10,559	$11,621	$10,759
Feb 21	$10,190	$9,766	$10,566	$11,919	$10,819
Mar 21	$10,323	$9,644	$10,745	$12,316	$10,932
Apr 21	$10,521	$9,720	$10,888	$12,889	$11,229
May 21	$10,592	$9,752	$11,014	$13,075	$11,329
Jun 21	$10,650	$9,820	$11,057	$13,270	$11,453
Jul 21	$10,669	$9,930	$11,152	$13,507	$11,619
Aug 21	$10,794	$9,911	$11,205	$13,843	$11,753
Sep 21	$10,606	$9,825	$11,018	$13,269	$11,458
Oct 21	$10,724	$9,822	$11,104	$14,020	$11,781
Nov 21	$10,570	$9,851	$10,966	$13,713	$11,669
Dec 21	$10,790	$9,826	$11,303	$14,299	$11,904
Jan 22	$10,560	$9,615	$11,093	$13,543	$11,461
Feb 22	$10,334	$9,507	$10,965	$13,200	$11,252
Mar 22	$10,351	$9,243	$10,906	$13,562	$11,250
Apr 22	$9,964	$8,892	$10,516	$12,436	$10,569
May 22	$9,897	$8,950	$10,584	$12,445	$10,607
Jun 22	$9,388	$8,809	$10,061	$11,367	$10,065
Jul 22	$9,790	$9,025	$10,427	$12,270	$10,587
Aug 22	$9,588	$8,770	$10,110	$11,757	$10,216
Sep 22	$9,047	$8,391	$9,575	$10,664	$9,521
Oct 22	$9,240	$8,282	$9,856	$11,429	$9,801
Nov 22	$9,629	$8,587	$10,310	$12,224	$10,322
Dec 22	$9,495	$8,548	$10,224	$11,705	$10,079
Jan 23	$9,958	$8,811	$10,553	$12,533	$10,591
Feb 23	$9,728	$8,583	$10,301	$12,232	$10,327
Mar 23	$9,798	$8,801	$10,503	$12,610	$10,617
Apr 23	$9,933	$8,854	$10,624	$12,831	$10,743
May 23	$9,771	$8,758	$10,395	$12,703	$10,631
Jun 23	$9,926	$8,727	$10,611	$13,471	$10,933
Jul 23	$10,086	$8,721	$10,781	$13,924	$11,113
Aug 23	$9,962	$8,665	$10,686	$13,591	$10,945
Sep 23	$9,739	$8,445	$10,453	$13,005	$10,570
Oct 23	$9,572	$8,311	$10,230	$12,627	$10,333
Nov 23	$10,106	$8,688	$10,760	$13,811	$11,051
Dec 23	$10,501	$9,020	$11,185	$14,489	$11,534
Jan 24	$10,509	$8,996	$11,195	$14,663	$11,587
Feb 24	$10,567	$8,869	$11,184	$15,285	$11,751
Mar 24	$10,764	$8,950	$11,415	$15,776	$11,994
Apr 24	$10,561	$8,724	$11,175	$15,190	$11,620
May 24	$10,761	$8,872	$11,389	$15,868	$11,978
Jun 24	$10,850	$8,956	$11,403	$16,191	$12,156
Jul 24	$11,091	$9,165	$11,752	$16,477	$12,406
Aug 24	$11,287	$9,297	$12,006	$16,912	$12,659
Sep 24	$11,446	$9,422	$12,189	$17,222	$12,859
Oct 24	$11,268	$9,188	$11,951	$16,880	$12,572
Nov 24	$11,490	$9,285	$12,111	$17,655	$12,927
Dec 24	$11,233	$9,133	$11,835	$17,195	$12,653
Jan 25	$11,448	$9,182	$12,047	$17,801	$12,910
Feb 25	$11,596	$9,384	$12,293	$17,673	$13,005
Mar 25	$11,446	$9,387	$12,243	$16,886	$12,718
Apr 25	$11,480	$9,424	$12,219	$17,036	$12,800
May 25	$11,703	$9,357	$12,338	$18,045	$13,133
Jun 25	$11,935	$9,501	$12,543	$18,824	$13,517
Jul 25	$11,951	$9,475	$12,520	$19,066	$13,586
Aug 25	$12,155	$9,589	$12,816	$19,563	$13,845
Sep 25	$12,306	$9,693	$12,921	$20,192	$14,143
Oct 25	$12,321	$9,754	$12,932	$20,596	$14,329
Nov 25	$12,452	$9,815	$13,123	$20,655	$14,393
Dec 25	$12,497	$9,800	$13,192	$20,822	$14,441

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares ...
	11.26%	4.31%	5.24%
Investor A Shares (with sales charge)...
	5.42	3.19	4.20
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	(0.37)
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index...
	11.46	4.43	5.25
MSCI World Index (Net)...
	21.09	12.15	14.50
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	14.13	5.88	7.02

Key Fund statistics

Net Assets...
$4,562,421
Number of Portfolio Holdings...
2
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
-%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on July 31, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
98.0%
Short-Term Securities...
2.0

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2030 Fund

Investor A Shares | BRIAX

Annual Shareholder Report — December 31, 2025

BRIAX-12/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services –

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Retirement Income 2030 Fund	$24,139	$24,100	$0	$0	$15,300	$15,288	$388	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Retirement Income 2030 Fund	$15,688	$15,288

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Funds II
BlackRock Retirement Income 2030 Fund

Table of Contents
Page

Additional Financial Information:
Consolidated Schedule of Investments (unaudited) .................................................................................. 22
Consolidated Statement of Assets and Liabilities (unaudited) ............................................................................ 102

Schedule of Investments
December 31, 2025
BlackRock Retirement Income 2030 Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 98.7%
BlackRock Multi-Asset Income Portfolio , Class
K Shares
(a)
..................... 426,511 $ 4,503,951
Total Long-Term Investments — 98.7%
(Cost: $ 4,514,409 ) ................................ 4,503,951
Security Shares Value
Short-Term Securities
Money Market Funds — 2 .0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65%
(a) (b)
.................. 90,664 $ 90,664
Total Short-Term Securities — 2 .0%
(Cost: $ 90,664 ) ................................. 90,664
Total Investments — 100 .7%
(Cost: $ 4,605,073 )
(c)
.............................. 4,594,615
Liabilities in Excess of Other Assets — (0.7) % ............ (32,194)
Net Assets — 100.0% .............................. $ 4,562,421
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 102,752 $ — $ (12,088)
(a)
$ — $ — $ 90,664 90,664 $ 3,003 $ —
BlackRock Multi-Asset Income
Portfolio , Class K Shares . 4,429,011 — (130,000) (1,989) 206,929 4,503,951 426,511 301,343 —
$ (1,989) $ 206,929 $ 4,594,615 $ 304,346 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Retirement Income 2030 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,503,951 $ — $ — $ 4,503,951
Short-Term Securities
Money Market Funds ...................................... 90,664 — — 90,664
$ 4,594,615 $ — $ — $ 4,594,615

Statement of Assets and Liabilities
December 31, 2025

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
ASSETS
Investments, at value — affiliated
(a)
.......................................................................................... $ 4,594,615
Receivables: –
Dividends — affiliated ................................................................................................. 25,536
From the Manager ................................................................................................... 15,649
Prepaid e xpenses ..................................................................................................... 15,801
Total a ssets .........................................................................................................
4,651,601
LIABILITIES
Payables: –
Accounting services fees ............................................................................................... 3,914
Custodian fees ...................................................................................................... 382
Income dividend distributions ............................................................................................ 32,856

Printing and postage fees .............................................................................................. 24,519
Professional fees .................................................................................................... 24,717
Registration fees .................................................................................................... 13
Transfer agent fees .................................................................................................. 1,001
Other accrued expenses ............................................................................................... 1,747
Total li abilities ........................................................................................................
89,180
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 4,562,421
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 4,601,457
Accumulated loss ..................................................................................................... (39,036)
NET ASSETS ........................................................................................................
$ 4,562,421
(a)
  Investments, at cost — affiliated ................................................................................... $ 4,605,073

Statement of Assets and Liabilities
(continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 4,389,131
Shares outstanding ...................................................................................................
50,610.84
Net asset value .....................................................................................................
$ 86.72
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 173,290
Shares outstanding ...................................................................................................
1,998.90
Net asset value .....................................................................................................
$ 86.69
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
Year Ended December 31, 2025

Statement of Operations
BlackRock
Retirement
Income 2030
Fund
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 304,346
Interest — unaffiliated ................................................................................................ 4
Total investment income ................................................................................................
304,350
EXPENSES
Professional ...................................................................................................... 96,040
Registration ...................................................................................................... 35,671
Accounting services ................................................................................................. 27,396
Trustees and Officer ................................................................................................. 6,278
Investment advisory ................................................................................................. 4,532
Administration .................................................................................................... 1,926
Custodian ........................................................................................................ 1,730
Administration — class specific ......................................................................................... 906
Transfer agent — class specific ......................................................................................... 791
Service — class specific .............................................................................................. 407
Miscellaneous ..................................................................................................... 7,013
Total expenses excluding interest expense ....................................................................................
182,690
Interest expense ................................................................................................... 12
Total e xpenses ......................................................................................................
182,702
Less: –
Administration fees waived ............................................................................................ (1,926)
Administration fees waived by the Manager — class specific ...................................................................... (906)
Fees waived and/or reimbursed by the Manager .............................................................................. (167,286)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ......................................................... (777)
Total ex penses after fees waived and/or reimbursed .............................................................................
11,807
Net investment income .................................................................................................
292,543
REALIZED AND UNREALIZED GAIN (LOSS) $ 204,940
Net realized loss from:
Investments — affiliated ............................................................................................ $ (1,989)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................ 206,929
Net realized and unrealized gain ..........................................................................................
204,940
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 497,483
See notes to financial statements.

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Retirement Income 2030 Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 292,543 $ 270,548
Net realized loss .................................................................................. (1,989) (13,143)
Net change in unrealized appreciation (depreciation) .......................................................... 206,929 64,184
Net increase in net assets resulting from operations .............................................................
497,483 321,589
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ..................................................................................... (282,336) (258,919)
Investor A ...................................................................................... (10,207) (11,629)
Return of capital: – –
Institutional ..................................................................................... (99,609) (122,571)
Investor A ...................................................................................... (3,601) (5,505)
Decrease in net assets resulting from distributions to shareholders ...................................................
(395,753) (398,624)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
4,020 (82,967)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 105,750 (160,002)
Beginning of year ....................................................................................
4,456,671 4,616,673
End of year ........................................................................................
$ 4,562,421 $ 4,456,671
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Retirement Income 2030 Fund
Institutional
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 84.81  $ 86.28  $ 84.29  $ 103.18  $ 103.74
Net investment income
(a)
....................................
5 .55  5 .09  4 .83  4 .20  4 .09
Net realized and unrealized gain (loss) ...........................
3 .86  0 .94  3 .91  (16.13) 2 .85
Net increase (decrease) from investment operations ................... 9.41  6.03  8.74  (11.93) 6.94
Distributions
(b)
– – – – –
From net investment income ................................. ( 5 .54 ) ( 5 .09 ) ( 4 .93 ) ( 4 .31 ) ( 5 .42 )
From net realized gain ...................................... —  —  —  —  ( 0 .11 )
Return of capital .......................................... ( 1 .96 ) ( 2 .41 ) ( 1 .82 ) ( 2 .65 ) ( 1 .97 )
Total distributions ........................................... (7.50) (7.50) (6.75) (6.96) (7.50)
Net asset value, end of year .................................. $ 86.72  $ 84.81  $ 86.28  $ 84.29  $ 103.18
Total Return
(c)
Based on net asset value ..................................... 11.53% 7.20% 10.85% (11.74)% 6.87%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
4.02% 4.48% 5.06% 4.87% 5.91%
Total expenses after fees waived and/or reimbursed ...................
0.25% 0.25% 0.25% 0.25% 0.25%
Net investment income ......................................
6.46% 5.91% 5.72% 4.64% 3.92%
Supplemental Data
Net assets, end of year (000) ................................... $ 4,389  $ 4,312  $ 4,382  $ 4,267  $ 5,044
Portfolio turnover rate ........................................ — % — % — % 1% 5%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Retirement Income 2030 Fund
Investor A
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 84.78  $ 86.29  $ 84.29  $ 103.19  $ 103.74
Net investment income
(a)
....................................
5 .33  4 .89  4 .62  3 .97  3 .76
Net realized and unrealized gain (loss) ...........................
3 .87  0 .88  3 .92  (16.14) 2 .93
Net increase (decrease) from investment operations ................... 9.20  5.77  8.54  (12.17) 6.69
Distributions
(b)
– – – – –
From net investment income ................................. ( 5 .39 ) ( 4 .94 ) ( 4 .78 ) ( 4 .17 ) ( 5 .22 )
From net realized gain ...................................... —  —  —  —  ( 0 .11 )
Return of capital .......................................... ( 1 .90 ) ( 2 .34 ) ( 1 .76 ) ( 2 .56 ) ( 1 .91 )
Total distributions ........................................... (7.29) (7.28) (6.54) (6.73) (7.24)
Net asset value, end of year .................................. $ 86.69  $ 84.78  $ 86.29  $ 84.29  $ 103.19
Total Return
(c)
Based on net asset value ..................................... 11.26% 6.89% 10.59% (11.98)% 6.62%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
4.29% 4.98% 5.44% 5.40% 6.58%
Total expenses after fees waived and/or reimbursed ...................
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ......................................
6.21% 5.68% 5.47% 4.39% 3.61%
Supplemental Data
Net assets, end of year (000) ................................... $ 173  $ 145  $ 234  $ 231  $ 286
Portfolio turnover rate ........................................ — % — % — % 1% 5%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Retirement Income 2030 Fund (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund seeks to achieve its investment objective by investing substantially all of its assets in BlackRock Multi-Asset Income Portfolio ("Multi-Asset Income"), a series of the
Trust. The unaudited Schedule of Investments and Statement of Assets and Liabilities as of December 31, 2025  for Multi-Asset Income are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. Multi-Asset Income's audited financial statements as of July 31, 2025 are available, without charge, on the U.S. Securities and Exchange Commission's (“SEC's”) website at www.sec.gov .
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors.
Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The Fund intends to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds the Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital. See Income Tax
Information note for the tax character of each Fund’s distributions paid during the period.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges
("CDSC")
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund's investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rate of 0.25% based upon the average daily net assets attributable to Investor A shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the year ended December 31, 2025, the class specific service fees borne directly by Investor A Shares of the Fund were $407.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.100%
$1 billion - $3 billion ..................................................................................................... 0.094
$3 billion - $5 billion ..................................................................................................... 0.090
$5 billion - $10 billion .................................................................................................... 0.087
Greater than $10 billion ................................................................................................... 0.085

Notes to Financial Statements
(continued)

Notes to Financial Statements
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year  ended  December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “ interested persons” of the Trust, as defined in the 1940 Act (“ Independent Trustees” ), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the  year ended December 31, 2025 , the amount waived was $ 55 .
With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $167,231 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
The Fund also had a waiver of administration fees, which are included in administration fees waived in the Statement of Operations. For the year ended December 31, 2025, the amount was $1,926.
Average Daily Net Assets Administration Fees
First $500 million 0 .0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional Investor A Total
Administration fees - class specific .................................................................... $ 873 $ 33 $ 906
Institutional Investor A Total
Reimbursed Amount .............................................................................. $ 22 $ 30 $ 52
Institutional Investor A Total
Transfer agent fees - class specific .................................................................... $ 719 $ 72 $ 791
Institutional Investor A
Expense Limitations .................................................................................. 0 .25% 0 .50%

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the  contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 31, 2027, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
As of December 31, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
December 31, 2025:
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
5. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments in the underlying funds, excluding short-term securities, were as follows:
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 873 $ 705
Investor A ..................................................................................... 33 72
$ 906 $ 777
Expiring December 31,
Fund Level/Share Class 2026 2027
Fund Level ........................................................................................ $ 193,124 $ 169,157
Institutional ........................................................................................ 1,216 1,579
Investor A ......................................................................................... 153 105
Fund Level ............................................................................................................... $ 215,654
Institutional ............................................................................................................... 1,216
Investor A ................................................................................................................ 361
Other Securities
Fund Name Sales
Retirement Income 2030 ................................................................................................. $ 130,000

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
8.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
Retirement Income 2030
Ordinary income ...................................................................................... $ 292,543 $ 270,548
Return of capital ...................................................................................... 103,210 128,076
$ 395,753 $ 398,624
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses) Total
Retirement Income 2030 .................................................................. $ (28,578) $ (10,458) $ (39,036)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Retirement Income 2030 ............................................ $ 4,605,073 $ – $ (10,458) $ (10,458)

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of December 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
Retirement Income 2030
Institutional
Shares sold ..........................................
266 $ 22,745 188 $ 16,291
Shares redeemed ......................................
(493) (42,856) (141) (12,345)
(227) $ (20,111) 47 $ 3,946
Investor A
Shares sold ..........................................
315 $ 26,517 1,398 $ 120,409
Shares redeemed ......................................
(28) (2,386) (2,401) (207,322)
287 $ 24,131 (1,003) $ (86,913)
60 $ 4,020 (956) $ (82,967)
Fund Name Institutional Investor A
Retirement Income 2030 ......................................................................................... 48,676 1,324

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of BlackRock Funds II and Shareholders of BlackRock Retirement Income 2030 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Retirement Income 2030 Fund (one of the series constituting BlackRock Funds II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information (Unaudited)
2025
BlackRock Annual Financial Statements and Additional Information

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31,
2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31,
2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
December 31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2025:
Fund Name
Qualified Dividend
Income
Retirement Income 2030 .............................................................................................. $ 32,078
Fund Name
Qualified Business
Income
Retirement Income 2030 .............................................................................................. $ 1,669
Fund Name Federal Obligation Interest
Retirement Income 2030 .............................................................................................. $ 8,408
Fund Name
Dividends-Received
Deduction
Retirement Income 2030 .............................................................................................. 3 .74%
Fund Name Interest Dividends
Retirement Income 2030 .............................................................................................. $ 122,604
Fund Name
Interest-Related
Dividends
Retirement Income 2030 .............................................................................................. $ 87,546

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Additional Financial Information
Consolidated Schedule of Investments (Unaudited)
December 31, 2025
Statement of Assets and Liabilities (Unaudited)
December 31, 2025
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.10%, 04/15/38
(a)(b)
........... USD 6,000 $ 5,999,378
720 East CLO VIII Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.39%, 07/20/38
(a)(b)
........... 10,000 10,032,527
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 5.27%, 04/15/34
(a)(b)
........... 15,000 15,005,778
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.81%, 02/15/37
(a)(c)
................. EUR 490 581,830
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR2, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 5.78%, 07/17/37
(a)(b)
.......... USD 1,000 1,003,944
AMSR Trust, Series 2021-SFR3, Class F, 3.23%,
10/17/38
(b)
....................... 11,000 10,794,982
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class C1R2, (3-mo. CME Term SOFR at
2.40% Floor + 2.40%), 6.26%, 07/22/37
(a)(b)
. 700 703,338
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.62%, 07/20/38
(a)(b)
. 7,000 7,027,679
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 5.32%, 04/15/34
(a)(b)
. 1,000 1,000,448
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.25%, 10/15/38
(a)(b)
. 3,000 3,008,883
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 6.23%, 04/20/35
(a)(b)
. 5,000 5,007,993
Anchorage Capital CLO 31 Ltd., Series 2025-
31A, Class A1, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.16%, 10/20/38
(a)(b)
. 10,000 10,027,645
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class A, (3-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.74%, 07/15/37
(a)(b)
. 8,000 8,026,454
Apidos CLO LIV, Series 2025-54A, Class A1,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 5.47%, 10/20/38
(a)(b)
........... 2,000 2,006,290
Apidos CLO XL Ltd., Series 2022-40A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.25%, 07/15/37
(a)(b)
........... 10,000 10,034,502
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1R, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 5.38%,
10/25/38 ...................... 2,000 2,004,973
Series 2024-1A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.73%,
10/25/38 ...................... 1,809 1,814,295
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.28%, 07/25/39
(a)(c)
................. EUR 530 625,541
AREIT, Series 2025-CRE11, Class A, (1-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.55%, 07/25/43
(a)(b)
................. USD 10,000 10,011,244
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.12%, 12/17/29
(a)(b)
................. 10,060 10,049,090
Ares Loan Funding V Ltd., Series 2024-ALF5A,
Class A1, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.36%, 07/27/37
(a)(b)
...... 3,000 3,009,851
Ares LXXVII CLO Ltd., Series 2025-77A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.21%, 07/15/38
(a)(b)
........... 2,000 2,007,164
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.25%, 01/15/38
(a)(b)
...... USD 4,000 $ 4,014,008
Ares XXXIX CLO Ltd., Series 2016-39A, Class
AR3, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.30%, 07/18/37
(a)(b)
.......... 4,000 4,014,588
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.83%, 01/15/39
(a)(c)
................. EUR 770 908,475
Arini US CLO IV Ltd., Series 4A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor + 1.26%),
0.00%, 01/15/39
(a)(b)
................. USD 8,000 8,000,000
Atlas Senior Loan Fund XI Ltd., Series 2018-11A,
Class A1L, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.22%, 07/26/31
(a)(b)
...... 49 48,779
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 5.31%, 10/24/31
(a)(b)
. 85 84,804
Aurium CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.15% Floor + 3.15%),
5.28%, 10/15/38
(a)(c)
................. EUR 350 412,385
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.81%, 04/15/38
(a)(c)
................. 530 619,527
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.08%, 01/15/38
(a)(c)
................. 570 670,175
Avoca Static CLO I DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.90% Floor + 2.90%),
4.93%, 01/15/35
(a)(c)
................. 460 540,585
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.26%, 07/20/37 ................. USD 5,000 5,017,564
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.58%, 07/20/37 ................. 1,000 1,003,587
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.44%, 04/15/37 ................. 5,000 5,015,010
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.25%,
04/15/37 ...................... 1,000 1,004,601
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1R3, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
5.13%, 10/25/38 ................. 4,500 4,508,099
Series 2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 6.10%,
10/20/31 ...................... 4,500 4,512,874
Battalion CLO XIX Ltd., Series 2021-19A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.17%, 04/15/34
(a)(b)
........... 3,000 3,004,500
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.21%, 01/25/35 ................. 208 217,303
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.19%, 09/25/36 ................. 255 250,620
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.13%, 03/25/37 ................. 1,530 1,454,412

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.13%, 03/25/37 ................. USD 1,235 $ 1,190,907
Series 2007-HE3, Class 2A, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.13%,
04/25/37 ...................... 3,128 3,068,313
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 5.09%,
04/25/34
(a)
....................... 921 927,982
Benefit Street Partners CLO 43 Ltd., Series
2025-43A, Class A, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.19%, 10/20/38
(a)(b)
5,000 5,010,742
Benefit Street Partners CLO Ltd., Series 2015-
6BR, Class A1R, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.06%, 04/20/38
(a)(b)
. 3,000 2,998,818
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.29%,
07/15/37
(a)(b)
...................... 2,200 2,208,113
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.04%, 01/25/38
(a)(b)
20,250 20,240,416
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.17%, 01/25/38
(a)(b)
3,000 3,010,605
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.47%, 10/23/38
(a)(b)
...... 10,000 10,022,932
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.14%,
01/19/38 ...................... 2,500 2,504,685
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.48%,
01/19/38 ...................... 7,500 7,514,071
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.68%,
01/19/38 ...................... 4,000 4,011,873
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.26%,
10/22/37 ...................... 17,000 17,060,345
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.56%,
10/22/37 ...................... 2,000 2,005,440
Bridge Street CLO II Ltd.
(a)(b)
Series 2021-1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%), 5.38%,
07/20/34 ...................... 11,000 11,000,000
Series 2021-1A, Class A2, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 5.90%,
07/20/34 ...................... 5,000 5,000,000
Bridge Street CLO IV Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.48%, 04/20/37
(a)(b)
........... 1,000 1,003,581
Bridge Street CLO V Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.10%, 04/20/38
(a)(b)
........... 3,000 3,004,652
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.53%, 07/20/38
(a)(b)
........... 10,000 10,032,333
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at 1.57%
Floor + 1.57%), 5.42%, 05/15/37
(a)(b)
...... 3,000 3,010,671
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
5.48%, 07/18/34 ................. USD 9,000 $ 9,015,111
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.73%, 07/18/34 ................. 2,500 2,504,006
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.07%,
07/15/31 ...................... 1,500 1,504,260
Series 2017-1A, Class CR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.17%,
07/15/30 ...................... 5,000 5,014,114
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.09%,
04/15/35 ...................... 2,000 2,003,241
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.27%, 10/21/37 ................. 10,000 10,040,846
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.26%,
10/15/37 ...................... 5,500 5,519,783
Series 2019-3A, Class A2RR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
5.93%, 04/20/37 ................. 3,000 3,014,533
Series 2021-6A, Class A1R, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.19%,
01/15/38 ...................... 5,000 5,013,122
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.27%, 07/25/37 ................. 5,500 5,519,223
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 4.10%, 04/25/36
(a)
.. 2,876 2,669,759
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.37%, 10/15/34
(a)(b)
........... 2,000 2,003,183
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.24%, 07/17/31
(a)(b)
...... 792 792,281
CIFC European Funding CLO II DAC, Series 2X,
Class DR, (3-mo. EURIBOR at 3.00% Floor +
3.00%), 5.03%, 10/15/39
(a)(c)
........... EUR 710 837,952
CIFC Funding 2017-I Ltd., Series 2017-1A, Class
BRR, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.05%), 5.92%, 04/21/37
(a)(b)
.......... USD 2,000 2,010,321
CIFC Funding 2018-IV Ltd., Series 2018-4A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 5.10%, 01/17/38
(a)(b)
...... 2,700 2,705,091
CIFC Funding 2021-I Ltd., Series 2021-1A, Class
CR, (3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 5.96%, 07/25/37
(a)(b)
........... 9,500 9,528,500
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class AR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.22%, 07/23/37
(a)(b)
...... 9,000 9,032,321
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.23%, 10/24/37 ................. 5,000 5,015,005
Series 2014-4RA, Class A1A2, (3-mo. CME
Term SOFR at 0.99% Floor + 0.99%),
4.87%, 01/17/35 ................. 6,000 5,993,870

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.58%,
01/18/38 ...................... USD 1,000 $ 1,004,192
Series 2018-4A, Class CR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.63%,
01/17/38 ...................... 2,000 2,004,438
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
5.36%, 10/15/38 ................. 16,500 16,543,616
Series 2019-5A, Class BR2, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.74%,
10/15/38 ...................... 2,200 2,211,073
Series 2019-6A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.69%,
07/16/37 ...................... 10,000 10,047,178
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.20%,
01/15/40 ...................... 2,500 2,507,850
Series 2020-4A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.70%,
01/15/40 ...................... 2,000 2,005,949
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.31%,
10/15/34 ...................... 600 600,154
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 5.14%,
10/15/38 ...................... 2,500 2,505,059
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.38%,
04/22/37 ...................... 3,000 3,010,487
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.72%,
07/21/37 ...................... 5,000 5,025,242
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.40%,
10/24/38 ...................... 5,000 5,014,008
Citigroup Mortgage Loan Trust, Inc., Series 2006-
WFH2, Class M3, (1-mo. CME Term SOFR at
0.47% Floor + 0.58%), 4.31%, 08/25/36
(a)
.. 2,931 2,719,558
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.41%, 04/20/37 ................. 5,300 5,317,802
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.83%, 04/20/37 ................. 1,500 1,504,321
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.33%, 04/20/37 ................. 2,500 2,513,659
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 .. 45 51,735
Series 1997-7, Class M1, 7.03%, 07/15/28 .. 698 708,737
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.13%, 10/15/37
(a)(c)
................. EUR 770 899,825
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.25%, 11/20/38
(a)(c)
................. 680 801,224
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.19%,
07/25/37
(a)(b)
...................... USD 1,037 694,034
Cumulus Static CLO DAC, Series 2024-1X, Class
D, (3-mo. EURIBOR at 3.70% Floor + 3.70%),
5.76%, 11/15/33
(a)(c)
................. EUR 166 195,487
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Diameter Capital CLO 10 Ltd.
(a)(b)
Series 2025-10A, Class A, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 5.19%,
04/20/38 ...................... USD 9,000 $ 9,027,753
Series 2025-10A, Class B, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.78%,
04/20/38 ...................... 5,000 5,021,614
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1R, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.23%, 01/15/38
(a)(b)
...... 5,000 5,018,590
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 5.51%, 04/15/37
(a)(b)
...... 5,000 5,017,775
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.28%, 10/20/37
(a)(b)
...... 4,810 4,828,346
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.05%, 04/20/38
(a)(b)
...... 3,000 2,998,403
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.20%, 07/18/30
(a)(b)
...... 2,000 2,004,938
Eaton Vance CLO Ltd., Series 2019-1A, Class
AR2, (3-mo. CME Term SOFR at 1.51% Floor
+ 1.51%), 5.41%, 07/15/37
(a)(b)
.......... 2,500 2,507,912
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.31%), 6.17%, 10/25/30
(a)(b)
........... 3,000 3,005,404
Elm Park CLO DAC, Series 1X, Class DR3,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.32%, 01/15/38
(a)(c)
................. EUR 1,340 1,583,668
Elmwood CLO 37 Ltd., Series 2024-13A, Class
C, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.58%, 01/17/38
(a)(b)
........... USD 1,000 1,001,224
Elmwood CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 5.40%, 04/20/37
(a)(b)
...... 2,500 2,508,640
Elmwood CLO II Ltd., Series 2019-2A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.58%, 10/20/37
(a)(b)
.......... 2,000 2,007,296
Elmwood CLO IX Ltd., Series 2021-2A, Class
CR, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.68%, 04/20/38
(a)(b)
........... 1,500 1,504,145
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.46%, 04/25/37
(a)(b)
........... 2,500 2,507,503
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.09%, 10/25/36 ................. 2,771 1,787,131
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.17%, 10/25/36 ................. 1,625 1,072,988
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.00%, 12/25/36 ................. 1,773 1,552,864
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
4.40%, 01/25/36 ................. 3,170 3,135,408
FirstKey Homes Trust, Series 2022-SFR1, Class
E1, 5.00%, 05/19/39
(b)
............... 6,000 5,951,396
Flatiron CLO 28 Ltd., Series 2024-1A, Class BR,
(3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.40%, 07/15/36
(a)(b)
........... 2,000 2,003,687
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
....................... 2,900 2,834,905

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FS Rialto Issuer LLC, Series 2025-FL10, Class
A, (1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.12%, 08/19/42
(a)(b)
........... USD 10,740 $ 10,735,378
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor +
2.45%), 6.35%, 04/15/37
(a)(b)
........... 750 754,137
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR3, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.48%,
04/20/34
(a)(b)
...................... 9,500 9,496,649
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.22%,
10/20/37
(a)(b)
...................... 17,000 17,065,399
Golub Capital Partners CLO 52 B R Ltd., Series
2020-52A, Class BR, (3-mo. CME Term SOFR
at 2.00% Floor + 2.00%), 5.88%, 04/20/37
(a)(b)
2,000 2,009,287
Golub Capital Partners CLO 58B-R Ltd., Series
2021-58A, Class A1R, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 5.51%,
10/25/37
(a)(b)
...................... 2,350 2,355,883
Golub Capital Partners CLO 64B-R Ltd., Series
2022-64A, Class AR, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.22%, 10/25/37
(a)(b)
2,000 2,006,621
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.26%, 07/25/37
(a)(b)
2,000 2,006,804
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class B, (3-mo. CME Term SOFR
at 1.67% Floor + 1.67%), 5.53%, 10/25/37
(a)(b)
3,000 3,006,601
Golub Capital Partners CLO 81 B Ltd., Series
2025-81A, Class A1, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.64%, 07/20/38
(a)(b)
5,000 5,016,440
Golub Capital Partners CLO Ltd., Series 2019-
41A, Class AR2, (3-mo. CME Term SOFR at
1.33% Floor + 1.33%), 5.21%, 07/20/38
(a)(b)
. 2,500 2,508,657
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index Average
+ 1.92%), 5.65%, 12/15/34 .......... GBP 100 123,857
Series B2,  (Sterling Overnight Index
Average at 2.08% Floor + 2.20%), 5.93%,
03/15/36
(c)
..................... 100 122,842
GreenPoint Manufactured Housing, Series 2000-
1, Class A4, 8.14%, 03/20/30
(a)
.......... USD 3,276 1,771,244
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 5.53%, 10/15/42
(a)(b)
. 7,000 6,985,829
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 4.55%,
12/25/35
(a)
..................... 1,025 460,652
Series 2006-4, Class 1A1, 4.12%, 03/25/36
(a)
2,309 1,591,716
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.21%,
03/25/36
(a)
..................... 3,203 906,083
Series 2006-18, Class AF6, 6.18%, 11/25/36
(d)
3,131 688,641
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.13%,
11/25/36 ...................... 5,817 2,694,713
Series 2006-HE6, Class A4, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.33%,
08/25/36 ...................... 1,190 1,031,095
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.30%, 04/20/34
(a)(b)
........... 1,750 1,752,749
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 5.90%, 01/30/35
(a)(b)
........... USD 3,500 $ 3,506,397
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.23%, 01/20/38
(a)(b)
.......... 4,000 4,013,568
Hambridge Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.34%, 10/20/38
(a)(c)
................. EUR 710 840,400
Henley CLO XI DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.66%,
04/25/39
(a)(c)
...................... 1,120 1,313,748
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.11%, 01/15/38
(a)(c)
................. 680 801,068
ICG US CLO I Ltd., Series 2023-1A, Class AR,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.26%, 07/18/38
(a)(b)
........... USD 2,000 2,007,038
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.68%,
04/20/35 ...................... 3,125 3,134,245
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.03%,
04/20/35 ...................... 5,000 5,008,050
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 5.05%,
07/25/36
(a)
....................... 2,975 2,732,116
Kennedy Lewis CLO 16 Ltd., Series 2024-16A,
Class B, (3-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 5.73%, 07/20/37
(a)(b)
...... 4,000 4,011,739
Kennedy Lewis CLO 17 Ltd., Series 2024-17A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.26%, 10/22/37
(a)(b)
...... 10,000 10,038,573
Kennedy Lewis CLO 19 Ltd., Series 2025-19A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.11%, 04/22/36
(a)(b)
...... 4,000 4,004,492
Kennedy Lewis CLO 2 Ltd., Series 2A, Class
AR2, (3-mo. CME Term SOFR at 1.41% Floor
+ 1.41%), 5.27%, 10/22/37
(a)(b)
.......... 7,965 7,994,709
Kennedy Lewis CLO 4 Ltd., Series 4A, Class
BRR, (3-mo. CME Term SOFR at 1.75% Floor
+ 1.75%), 5.63%, 07/20/37
(a)(b)
.......... 2,750 2,758,281
Kennedy Lewis CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 5.86%, 07/22/37
(a)(b)
........... 1,500 1,505,088
Kennedy Lewis CLO 7 Ltd., Series 7A, Class
A1R, (3-mo. CME Term SOFR at 1.62% Floor
+ 1.62%), 5.48%, 04/22/37
(a)(b)
.......... 3,000 3,010,887
Kennedy Lewis CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.23%, 01/20/38
(a)(b)
........... 3,000 3,010,074
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.15%, 12/25/37
(a)
............ 4,355 4,410,564
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.37%,
08/25/45 ...................... 1,240 1,232,129
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.15%,
05/25/36 ...................... 19,362 10,188,865
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.15%,
07/25/36 ...................... 5,463 2,147,646

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.16%,
08/25/36 ...................... USD 5,696 $ 2,957,730
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.45%, 01/25/36 ................. 1,130 1,031,256
Madison Park Funding LVIII Ltd., Series 2024-
58A, Class B, (3-mo. CME Term SOFR at
1.95% Floor + 1.95%), 5.81%, 04/25/37
(a)(b)
. 1,700 1,704,828
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class A1R2, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.06%, 03/25/38
(a)(b)
. 2,000 1,999,168
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.70%,
10/15/32 ...................... 6,000 6,013,021
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.10%, 10/15/32 ................. 4,750 4,750,000
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.30%, 08/15/37
(a)(b)
...... 5,000 5,016,815
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term SOFR
at 0.52% Floor + 0.63%), 4.37%, 06/25/36
(a)(b)
1,593 1,506,423
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2025-FL20, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.18%,
02/18/43
(a)(b)
...................... 6,536 6,541,282
MidOcean Credit CLO XIV Ltd., Series 2024-14A,
Class A1, (3-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.48%, 04/15/37
(a)(b)
...... 10,000 10,036,000
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
... 564 113,043
Neuberger Berman Loan Advisers CLO 36R
Ltd., Series 2020-36RA, Class B, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.93%,
07/20/39
(a)(b)
...................... 1,700 1,705,093
New Mountain CLO 3 Ltd.
(a)(b)
Series CLO-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.21%,
10/20/38 ...................... 6,500 6,518,060
Series CLO-3A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.58%,
10/20/38 ...................... 1,000 1,003,702
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.... 5,006 4,858,696
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.26%, 01/20/38 ................. 6,000 6,022,344
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.45%, 01/15/38 ................. 3,500 3,505,985
Series 2023-2A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.23%,
07/20/38 ...................... 5,000 5,015,045
Series 2024-26A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 5.83%,
04/20/37 ...................... 3,000 3,002,632
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.51%,
10/22/37 ...................... 4,000 4,009,819
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
184 185,578
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 1999-C, Class A2, 7.48%, 08/15/27 .. USD 1,294 $ 934,716
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
. 253 86,802
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.76%, 01/26/38 ................. 3,700 3,715,376
Series 2016-11A, Class AR3, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
5.16%, 07/26/38 ................. 5,000 5,014,861
Series 2017-14A, Class A1R, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.25%, 07/20/37 ................. 5,000 5,017,042
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
6.04%, 04/10/33 ................. 2,500 2,507,211
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
5.88%, 07/20/37 ................. 1,000 1,004,779
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.25%, 07/20/37 ................. 15,000 15,055,530
Series 2020-19A, Class A1R2, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
5.06%, 04/20/38 ................. 3,000 2,997,753
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.83%, 04/18/37 ................. 8,000 8,023,074
Series 2021-22A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.83%, 10/20/37 ................. 4,500 4,519,514
Series 2022-25A, Class A1R, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.30%, 07/20/37 ................. 5,000 5,016,500
Series 2025-40A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.34%,
04/16/38 ...................... 2,500 2,502,297
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class CR, (3-mo. CME Term SOFR
at 2.06% Floor + 2.06%), 5.97%, 07/15/30
(a)(b)
2,250 2,256,249
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 6.33%, 04/20/37
(a)(b)
...... 1,000 1,005,523
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.62%, 01/21/38
(a)(b)
...... 1,500 1,503,501
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.20%, 01/20/38
(a)(b)
...... 2,000 2,006,279
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class B1R2, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.53%, 10/20/37
(a)(b)
. 5,000 5,022,572
OHA Credit Partners XI Ltd., Series 2015-11A,
Class B1R2, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 5.68%, 04/20/37
(a)(b)
. 1,750 1,758,717
OHA Credit Partners XII Ltd., Series 2015-12A,
Class CR2, (3-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 6.26%, 04/23/37
(a)(b)
...... 2,000 2,009,512
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.52%, 07/21/37
(a)(b)
...... 3,000 3,013,472
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.76%, 04/23/37 ................. 1,000 1,004,631

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
5.98%, 07/20/37 ................. USD 3,265 $ 3,280,358
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.65%, 08/14/38 ................. 1,500 1,498,870
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.80%,
10/15/38 ...................... 5,000 5,020,373
Series 2021-4A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.60%,
07/15/38 ...................... 7,250 7,278,833
Series 2021-4A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.75%,
07/15/38 ...................... 4,850 4,865,907
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.23%,
07/20/37 ...................... 7,500 7,525,695
Series 2024-4A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.65%,
01/15/38 ...................... 1,000 1,002,183
Park Blue CLO Ltd., Series 2025-9A, Class A1,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.43%, 10/20/38
(a)(b)
........... 2,000 2,005,819
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 5.82%, 10/25/34
(a)(b)
........... 1,600 1,603,354
Pikes Peak CLO 9, Series 2021-9A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.56%, 10/27/38
(a)(b)
........... 3,000 3,010,719
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ...................... 4,995 4,866,164
Series 2021-SFR8, Class G, 4.01%, 10/17/38 10,000 9,860,793
Series 2022-SFR3, Class F, 6.60%, 04/17/39 500 501,846
Rad CLO 10 Ltd., Series 2021-10A, Class C,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 5.87%, 04/23/34
(a)(b)
........... 3,750 3,755,986
Rad CLO 14 Ltd., Series 2021-14A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.17%, 01/15/35
(a)(b)
........... 3,500 3,505,332
Rad CLO 15 Ltd., Series 2021-15A, Class A1AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.24%, 07/20/40
(a)(b)
........... 2,000 2,007,393
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.18%, 01/25/38
(a)(b)
........... 4,100 4,112,994
Regatta VI Funding Ltd., Series 2016-1A, Class
CR3, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 5.86%, 10/20/38
(a)(b)
.......... 1,250 1,255,061
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.28%, 07/17/37
(a)(b)
........... 12,500 12,540,700
Regatta XIX Funding Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.48%, 10/20/38
(a)(b)
........... 1,320 1,324,447
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.08%, 01/15/38
(a)(b)
........... 1,250 1,249,625
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.20%, 01/20/38
(a)(b)
...... 3,000 3,009,586
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.41%, 04/25/37
(a)(b)
...... 2,500 2,506,253
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
5.80%, 04/20/34 ................. USD 3,500 $ 3,506,936
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 5.95%,
10/20/30 ...................... 2,300 2,306,432
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 5.87%,
05/20/31 ...................... 1,000 1,001,328
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.31%,
10/20/31 ...................... 988 988,598
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 5.95%,
10/20/31 ...................... 1,125 1,126,079
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.35%,
10/20/31 ...................... 700 702,021
Rockford Tower Europe CLO DAC
(a)(c)
Series 2025-1X, Class D, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 5.06%, 10/25/37 . EUR 970 1,132,536
Series 2025-3X, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.18%, 01/15/40 . 1,270 1,485,025
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
5.29%, 04/15/36
(a)(b)
................. USD 1,500 1,500,459
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.45%, 04/15/37
(a)(b)
........... 7,500 7,526,663
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.85%, 07/15/39
(a)(b)
................. 2,000 2,010,603
Sandstone Peak III Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.49%, 04/25/37
(a)(b)
........... 1,000 1,003,295
Sculptor CLO XXIX Ltd., Series 29A, Class AR,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.23%, 07/22/38
(a)(b)
........... 3,000 3,010,571
Signal Harmonic CLO I DAC, Series 1X, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 5.42%, 07/15/38
(a)(c)
........... EUR 650 768,157
Signal Peak CLO 14 Ltd., Series 2024-14A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.16%, 01/22/38
(a)(b)
...... USD 3,000 3,009,867
Silver Point CLO 12 Ltd., Series 2025-12A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.29%, 10/15/38
(a)(b)
........... 5,000 5,012,500
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.53%, 04/15/37
(a)(b)
........... 5,000 5,016,384
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.30%, 10/15/37
(a)(b)
........... 5,000 5,019,377
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 5.11%, 04/15/38
(a)(b)
........... 3,000 3,004,366
Silver Point CLO 9 Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.81%, 03/31/38
(a)(b)
........... 5,000 5,016,639
Silver Point Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.10%, 01/15/39
(a)(c)
................. EUR 710 836,141
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.62%, 01/20/38
(a)(b)
...... USD 3,250 3,257,121

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.48%,
07/17/38 ...................... USD 3,000 $ 3,009,825
Series 2021-19A, Class CR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.73%, 07/17/38 ................. 1,000 1,003,357
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.13%, 10/17/38
(a)(b)
...... 5,000 5,009,527
Sona Fios CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.33%, 08/25/38
(a)(c)
................. EUR 590 697,075
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 6.42%, 07/15/34
(a)(b)
...... USD 2,250 2,253,521
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 5.76%, 04/25/35
(a)(b)
...... 5,200 5,200,476
Structured Asset Securities Corp. Mortgage Loan
Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.17%,
10/25/36 ...................... 4,465 3,048,488
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.31%, 01/25/37
(b)
................ 1,240 713,715
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.53%,
04/20/37 ...................... 9,000 9,032,450
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.48%,
04/20/37 ...................... 1,000 1,005,280
Symphony CLO 30 Ltd., Series 2023-30A, Class
B1R, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 5.83%, 10/20/37
(a)(b)
.......... 1,000 1,002,853
Symphony CLO 38 Ltd., Series 2023-38A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 5.82%, 07/24/38
(a)(b)
........... 1,500 1,504,583
Texas Debt Capital Euro CLO DAC, Series 2024-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.62%, 07/16/38
(a)(c)
.......... EUR 500 587,812
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 5.29%,
01/15/34 ...................... USD 2,000 2,000,622
Series 2016-6A, Class BR2, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 5.67%,
01/15/34 ...................... 2,000 2,004,071
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.07%, 01/15/34 ................. 1,650 1,652,631
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.32%, 04/15/33
(a)(b)
........... 6,500 6,518,566
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 5.04%, 04/25/38
(a)(b)
.......... 2,000 1,999,154
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%, 03/17/38 7,000 6,965,338
Series 2020-SFR2, Class E2, 3.08%, 11/17/39 1,000 954,299
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.28%,
07/23/37 ...................... USD 7,000 $ 7,024,626
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.66%,
07/23/37 ...................... 1,000 1,001,156
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 5.87%,
10/25/34 ...................... 1,500 1,500,181
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.35%, 07/23/37
(a)(b)
........... 2,000 2,006,900
Trinitas CLO XXX Ltd., Series 2024-30A, Class
A1, (3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.23%, 10/23/37
(a)(b)
........... 6,000 6,021,552
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 1,338 1,888,179
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.48%, 01/15/38
(a)(c)
................. EUR 1,010 1,193,186
Victory Street CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.20%, 01/15/39
(a)(c)
................. 2,060 2,434,568
Voya CLO Ltd., Series 2014-4A, Class BR2,
(3-mo. CME Term SOFR at 0.00% Floor +
2.35%), 6.26%, 07/14/31
(a)(b)
........... USD 500 501,233
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.28%,
07/20/37 ...................... 13,500 13,551,678
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.63%,
07/20/37 ...................... 1,000 1,003,052
Warwick Capital CLO 7 Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.25%, 10/21/38
(a)(b)
...... 2,000 2,005,513
Washington Mutual Asset-Backed Certificates
Trust, Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor + 0.42%),
4.11%, 10/25/36
(a)
.................. 10,415 8,030,670
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.24%, 07/18/37
(a)(b)
5,000 5,016,880
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.03%, 04/18/38
(a)(b)
. 6,000 5,992,675
Wellington Management CLO 5 Ltd., Series
2025-5A, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.25%, 10/18/38
(a)(b)
. 3,000 3,007,644
Whitebox CLO I Ltd., Series 2019-1A, Class
CR3, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.54%, 01/24/37
(a)(b)
.......... 2,000 2,002,207
Total Asset-Backed Securities — 10.3%
(Cost: $1,086,313,464) ............................ 1,078,824,261
Shares
Shares
Common Stocks
Aerospace & Defense — 0.7%
Airbus SE .......................... 13,345 3,099,029
Axon Enterprise, Inc.
(e)
................. 337 191,392
BAE Systems plc ..................... 328,647 7,563,829
Boeing Co. (The)
(e)
.................... 21,734 4,718,886

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Aerospace & Defense (continued)
BWX Technologies, Inc. ................ 2,131 $ 368,322
Curtiss-Wright Corp. ................... 1,177 648,845
Dassault Aviation SA .................. 2,760 884,872
Elbit Systems Ltd. .................... 995 571,256
GE Aerospace ....................... 20,429 6,292,745
General Dynamics Corp. ................ 1,328 447,085
Hanwha Aerospace Co. Ltd.
(e)
............ 679 443,421
Hanwha Systems Co. Ltd.
(e)
.............. 5,480 206,977
HEICO Corp. ....................... 2,077 672,096
Hensoldt AG ........................ 18,013 1,542,801
Hexcel Corp. ........................ 3,118 230,420
Howmet Aerospace, Inc. ................ 4,782 980,406
Huntington Ingalls Industries, Inc. .......... 1,705 579,819
Kongsberg Gruppen ASA ............... 49,912 1,279,009
Korea Aerospace Industries Ltd. ........... 2,588 205,055
Kratos Defense & Security Solutions, Inc.
(e)
... 7,408 562,341
L3Harris Technologies, Inc. .............. 14,131 4,148,438
Leonardo DRS, Inc. ................... 13,875 472,999
Leonardo SpA ....................... 24,596 1,406,905
Lockheed Martin Corp. ................. 8,113 3,924,015
Melrose Industries plc .................. 9,386 74,027
Moog, Inc. , Class A ................... 902 219,682
MTU Aero Engines AG ................. 587 243,328
Northrop Grumman Corp. ............... 7,753 4,420,838
Rheinmetall AG ...................... 1,615 2,946,398
Rolls-Royce Holdings plc ............... 212,408 3,285,041
RTX Corp. ......................... 18,571 3,405,921
Saab AB , Class B .................... 22,009 1,276,967
Safran SA .......................... 11,934 4,156,816
Singapore Technologies Engineering Ltd. ..... 117,300 766,449
Textron, Inc. ........................ 30,454 2,654,675
Thales SA .......................... 8,101 2,185,373
TransDigm Group, Inc. ................. 744 989,408
Woodward, Inc. ...................... 1,119 338,296
68,404,182
Air Freight & Logistics — 0.1%
Deutsche Post AG .................... 15,489 844,549
DSV A/S ........................... 262 65,986
FedEx Corp. ........................ 22,788 6,582,542
7,493,077
Automobile Components — 0.1%
Aptiv plc
(e)
.......................... 33,036 2,513,709
Bridgestone Corp. .................... 23,400 526,483
Cie Generale des Etablissements Michelin SCA 22,180 735,183
Continental AG ...................... 6,737 534,668
Denso Corp. ........................ 37,100 512,430
Magna International, Inc. ................ 5,416 288,724
Sumitomo Electric Industries Ltd. .......... 8,400 338,329
5,449,526
Automobiles — 0.2%
Ferrari NV ......................... 636 236,347
General Motors Co. ................... 29,667 2,412,520
Honda Motor Co. Ltd. .................. 511,400 5,019,224
Kia Corp. .......................... 38,986 3,304,980
Mercedes-Benz Group AG ............... 13,412 929,748
Subaru Corp. ....................... 12,300 264,834
Suzuki Motor Corp. ................... 48,300 722,349
Toyota Motor Corp. ................... 233,100 5,006,311
Yamaha Motor Co. Ltd. ................. 18,700 138,685
18,034,998
Banks — 1.8%
AIB Group plc ....................... 42,974 459,407
Banca Monte dei Paschi di Siena SpA ....... 30,217 321,726
Security
Shares
Shares Value
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA ........ 366,983 $ 8,608,401
Banco Santander SA .................. 629,783 7,412,855
Bank Hapoalim BM ................... 20,121 455,078
Bank Leumi Le-Israel BM ............... 24,068 530,403
Bank of America Corp. ................. 238,112 13,096,160
Bank of Ireland Group plc ............... 21,319 407,732
Bankinter SA ........................ 12,248 203,013
Banque Cantonale Vaudoise (Registered) .... 616 77,875
Barclays plc ........................ 598,988 3,834,200
BAWAG Group AG
(b)(c)
.................. 1,740 262,068
BNP Paribas SA ..................... 106,099 10,037,713
BOC Hong Kong Holdings Ltd. ............ 112,000 568,399
BPER Banca SpA .................... 22,977 310,476
CaixaBank SA ....................... 65,401 799,601
Citigroup, Inc. ....................... 202,671 23,649,679
Citizens Financial Group, Inc. ............ 127,693 7,458,548
Commerzbank AG .................... 80,876 3,413,341
Credit Agricole SA .................... 52,793 1,086,896
Danske Bank A/S ..................... 4,293 214,377
DBS Group Holdings Ltd. ............... 75,700 3,316,012
DNB Bank ASA ...................... 49,869 1,389,389
Erste Group Bank AG .................. 22,411 2,687,291
First Citizens BancShares, Inc. , Class A ...... 5,698 12,228,934
Flagstar Bank NA ..................... 173,781 2,187,903
Grupo Financiero Banorte SAB de CV , Class O 389,200 3,608,110
HSBC Holdings plc ................... 403,293 6,346,195
ING Groep NV ....................... 145,966 4,102,847
Intesa Sanpaolo SpA .................. 768,634 5,311,342
Israel Discount Bank Ltd. , Class A ......... 19,751 209,747
Japan Post Bank Co. Ltd. ............... 54,300 764,385
JPMorgan Chase & Co. ................ 29,786 9,597,645
Kotak Mahindra Bank Ltd. ............... 195,675 4,799,997
Lloyds Banking Group plc ............... 1,087,354 1,438,259
M&T Bank Corp. ..................... 23,616 4,758,152
Mitsubishi UFJ Financial Group, Inc. ........ 191,200 3,034,549
Mizrahi Tefahot Bank Ltd. ............... 5,308 370,855
Mizuho Financial Group, Inc. ............. 34,300 1,251,764
NatWest Group plc .................... 293,969 2,578,779
Nordea Bank Abp .................... 230,863 4,343,517
Oversea-Chinese Banking Corp. Ltd. ....... 122,200 1,877,386
Raiffeisen Bank International AG .......... 33,387 1,487,612
Regions Financial Corp. ................ 57,840 1,567,464
Resona Holdings, Inc. ................. 47,200 449,236
Sberbank of Russia PJSC
(e)(f)
............. 877,548 111
Shizuoka Financial Group, Inc. ............ 4,000 62,107
Societe Generale SA .................. 17,669 1,422,426
Standard Chartered plc ................. 28,185 687,726
Sumitomo Mitsui Financial Group, Inc. ....... 76,700 2,466,781
Sumitomo Mitsui Trust Group, Inc. ......... 30,800 938,626
Svenska Handelsbanken AB , Class A ....... 12,360 179,066
Swedbank AB , Class A ................. 8,635 299,592
UniCredit SpA ....................... 94,938 7,863,401
United Overseas Bank Ltd. .............. 25,500 694,506
Wells Fargo & Co. .................... 102,256 9,530,259
187,059,919
Beverages — 0.3%
Anheuser-Busch InBev SA/NV ............ 4,353 279,380
Asahi Group Holdings Ltd. ............... 8,600 90,143
Brown-Forman Corp. , Class B ............ 40,861 1,064,838
Budweiser Brewing Co. APAC Ltd.
(b)(c)
....... 108,300 105,662
Coca-Cola Co. (The) .................. 170,960 11,951,814
Coca-Cola HBC AG ................... 7,509 388,467
Diageo plc ......................... 9,072 195,483
Heineken Holding NV .................. 1,238 90,655
Heineken NV ....................... 905 74,669

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Beverages (continued)
Keurig Dr Pepper, Inc. ................. 326,217 $ 9,137,338
PepsiCo, Inc. ....................... 35,125 5,041,140
28,419,589
Biotechnology — 0.1%
AbbVie, Inc. ........................ 11,762 2,687,499
Amgen, Inc. ........................ 5,173 1,693,175
Argenx SE
(e)
........................ 817 689,175
CSL Ltd. ........................... 10,205 1,174,407
Genmab A/S
(e)
....................... 1,490 461,876
Gilead Sciences, Inc. .................. 11,671 1,432,499
Regeneron Pharmaceuticals, Inc. .......... 996 768,782
Swedish Orphan Biovitrum AB
(e)
........... 7,150 256,593
Zealand Pharma A/S
(e)
................. 978 71,054
9,235,060
Broadline Retail — 0.3%
Alibaba Group Holding Ltd. .............. 63,800 1,171,429
Alibaba Group Holding Ltd. , ADR
(g)
......... 47,924 7,024,700
Amazon.com, Inc.
(e)
................... 60,488 13,961,840
Canadian Tire Corp. Ltd. , Class A .......... 983 124,573
eBay, Inc. .......................... 15,246 1,327,927
Next plc ........................... 2,056 378,510
Pan Pacific International Holdings Corp. ..... 133,700 796,438
PDD Holdings, Inc. , ADR
(e)
.............. 33,965 3,851,291
Prosus NV , Class N ................... 27,615 1,709,893
Ryohin Keikaku Co. Ltd. ................ 6,300 111,242
30,457,843
Building Products — 0.3%
A O Smith Corp. ..................... 7,015 469,163
Assa Abloy AB , Class B ................ 30,403 1,174,494
Belimo Holding AG (Registered) ........... 1,010 986,834
Carrier Global Corp. ................... 142,156 7,511,523
Cie de Saint-Gobain SA ................ 33,953 3,452,745
Daikin Industries Ltd. .................. 7,100 908,032
Fortune Brands Innovations, Inc. .......... 142,470 7,126,350
Geberit AG (Registered) ................ 2,152 1,671,292
Johnson Controls International plc ......... 9,362 1,121,100
Kingspan Group plc ................... 16,024 1,380,771
Nibe Industrier AB , Class B .............. 236,453 903,814
ROCKWOOL A/S , Class B .............. 25,837 907,754
Trane Technologies plc ................. 3,210 1,249,332
28,863,204
Capital Markets — 0.7%
3i Group plc ........................ 6,401 280,676
Bank of New York Mellon Corp. (The) ....... 20,930 2,429,764
Carlyle Group, Inc. (The) ................ 55,826 3,299,875
CBOE Global Markets, Inc. .............. 3,355 842,105
Charles Schwab Corp. (The) ............. 92,073 9,199,013
Daiwa Securities Group, Inc. ............. 24,200 212,084
Deutsche Bank AG (Registered) ........... 141,881 5,467,971
Deutsche Boerse AG .................. 3,947 1,037,356
Euronext NV
(b)(c)
...................... 159 23,885
Goldman Sachs Group, Inc. (The) ......... 8,085 7,106,715
Guotai Junan International Holdings Ltd. ..... 170,000 55,758
IG Group Holdings plc ................. 6,915 122,420
Intercontinental Exchange, Inc. ........... 89,068 14,425,453
Julius Baer Group Ltd. ................. 3,072 240,018
London Stock Exchange Group plc ......... 8,722 1,049,156
Moody's Corp. ....................... 11,109 5,675,033
Morgan Stanley ...................... 59,182 10,506,581
MSCI, Inc. ......................... 2,606 1,495,140
Nasdaq, Inc. ........................ 16,993 1,650,530
Nomura Holdings, Inc. ................. 186,600 1,554,466
Partners Group Holding AG .............. 1,002 1,229,436
Security
Shares
Shares Value
Capital Markets (continued)
Raymond James Financial, Inc. ........... 3,836 $ 616,023
S&P Global, Inc. ..................... 3,870 2,022,423
SBI Holdings, Inc. .................... 4,000 86,200
Schroders plc ....................... 25,063 137,006
St. James's Place plc .................. 1,072 19,912
State Street Corp. .................... 12,747 1,644,491
Swissquote Group Holding SA (Registered) ... 105 63,749
UBS Group AG (Registered) ............. 77,505 3,578,763
76,072,002
Chemicals — 0.4%
Air Liquide SA ....................... 35,905 6,748,487
Air Products & Chemicals, Inc. ............ 30,737 7,592,654
Akzo Nobel NV ...................... 18,494 1,286,822
Arkema SA ......................... 12,064 735,225
Asahi Kasei Corp. .................... 57,600 511,992
Axalta Coating Systems Ltd.
(e)
............ 64,482 2,083,413
BASF SE .......................... 40,399 2,125,739
DSM-Firmenich AG ................... 12,662 1,021,442
DuPont de Nemours, Inc. ............... 5,683 228,457
EMS-Chemie Holding AG (Registered) ...... 46 31,732
Evonik Industries AG .................. 65,054 1,015,239
ICL Group Ltd. ....................... 4,232 24,335
Johnson Matthey plc .................. 2,905 83,336
Linde plc .......................... 14,996 6,394,145
LyondellBasell Industries NV , Class A ....... 89,240 3,864,092
Mitsui Chemicals, Inc. .................. 7,200 92,067
Mosaic Co. (The) ..................... 21,713 523,066
Nissan Chemical Corp. ................. 1,300 44,672
Nitto Denko Corp. .................... 1,000 23,810
Nutrien Ltd. ......................... 9,720 599,962
PPG Industries, Inc. ................... 56,529 5,791,961
Sherwin-Williams Co. (The) .............. 5,675 1,838,870
Shin-Etsu Chemical Co. Ltd. ............. 20,700 642,966
Sika AG (Registered) .................. 13,245 2,689,073
Sumitomo Chemical Co. Ltd. ............. 245,700 699,587
Toray Industries, Inc. .................. 21,500 140,175
Tosoh Corp. ........................ 15,700 235,927
47,069,246
Commercial Services & Supplies — 0.2%
Bilfinger SE ......................... 14,366 1,797,471
Brambles Ltd. ....................... 28,056 428,424
Dai Nippon Printing Co. Ltd. ............. 11,400 196,239
Rentokil Initial plc ..................... 1,109,547 6,620,103
Republic Services, Inc. ................. 18,659 3,954,402
Rollins, Inc. ......................... 14,225 853,784
Secom Co. Ltd. ...................... 12,500 444,177
Securitas AB , Class B .................. 34,934 555,560
SPIE SA ........................... 39,163 2,257,803
Veralto Corp. ........................ 3,374 336,658
Waste Management, Inc. ................ 4,774 1,048,896
18,493,517
Communications Equipment — 0.1%
Arista Networks, Inc.
(e)
................. 11,797 1,545,761
Cisco Systems, Inc. ................... 112,944 8,700,076
F5, Inc.
(e)
.......................... 3,857 984,538
Motorola Solutions, Inc. ................ 1,232 472,250
Nokia OYJ ......................... 105,693 681,411
Telefonaktiebolaget LM Ericsson , Class B .... 130,337 1,268,445
13,652,481
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA 15,878 1,576,135
Bouygues SA ....................... 3,893 202,379
Eiffage SA ......................... 17,416 2,495,355

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
EMCOR Group, Inc. ................... 1,602 $ 980,088
Ferrovial SE ........................ 58,478 3,788,830
Hochtief AG ........................ 368 144,065
Kajima Corp. ........................ 10,400 387,790
MasTec, Inc.
(e)
....................... 4,589 997,511
Obayashi Corp. ...................... 25,200 527,384
Quanta Services, Inc. .................. 3,105 1,310,496
Shimizu Corp. ....................... 20,100 343,181
Skanska AB , Class B .................. 114,439 3,118,273
Strabag SE ......................... 6,371 605,417
Taisei Corp. ........................ 2,800 265,359
Vinci SA ........................... 33,972 4,779,286
Webuild SpA ........................ 334,537 1,332,429
22,853,978
Construction Materials — 0.1%
Buzzi SpA .......................... 19,042 1,151,110
Heidelberg Materials AG ................ 6,971 1,807,281
Holcim AG ......................... 30,493 2,968,503
Wienerberger AG ..................... 22,543 804,410
6,731,304
Consumer Finance — 0.0%
American Express Co. ................. 10,482 3,877,816
Credit Saison Co. Ltd. .................. 3,500 93,889
3,971,705
Consumer Staples Distribution & Retail — 0.4%
Aeon Co. Ltd. ....................... 16,100 254,334
Coles Group Ltd. ..................... 27,142 387,948
Costco Wholesale Corp. ................ 9,954 8,583,732
Dollar General Corp. .................. 71,820 9,535,541
J Sainsbury plc ...................... 62,252 272,716
Koninklijke Ahold Delhaize NV ............ 48,970 2,008,108
Kroger Co. (The) ..................... 48,896 3,055,022
Sysco Corp. ........................ 33,080 2,437,665
Target Corp. ........................ 64,742 6,328,530
Tesco plc .......................... 225,901 1,343,395
Walmart, Inc. ........................ 87,746 9,775,782
43,982,773
Containers & Packaging — 0.1%
Avery Dennison Corp. .................. 4,601 836,830
Crown Holdings, Inc. .................. 43,400 4,468,898
Sealed Air Corp. ..................... 144,856 6,001,384
SIG Group AG ....................... 6,015 85,797
11,392,909
Diversified Consumer Services — 0.0%
Pearson plc ........................ 10,142 143,398
Service Corp. International .............. 57,026 4,446,317
4,589,715
Diversified REITs — 0.1%
British Land Co. plc (The) ............... 4,520 24,527
Broadstone Net Lease, Inc. .............. 96,696 1,679,610
CapitaLand Integrated Commercial Trust ..... 91,000 168,900
Merlin Properties Socimi SA ............. 269,996 3,930,736
United Urban Investment Corp. ........... 3,139 3,660,897
9,464,670
Diversified Telecommunication Services — 0.3%
AT&T, Inc. .......................... 93,507 2,322,714
BT Group plc ........................ 126,302 312,906
Deutsche Telekom AG (Registered) ........ 169,218 5,508,224
Elisa OYJ .......................... 5,220 231,328
HKT Trust & HKT Ltd.
(h)
................. 17,000 25,173
Infrastrutture Wireless Italiane SpA
(b)(c)
....... 909,470 8,416,413
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Koninklijke KPN NV ................... 1,341,627 $ 6,269,043
Orange SA ......................... 38,526 642,867
Singapore Telecommunications Ltd. ........ 347,500 1,229,455
Telefonica SA ....................... 65,445 268,648
Telenor ASA ........................ 29,351 426,894
Telia Co. AB ........................ 162,398 694,084
TELUS Corp. ....................... 212,525 2,801,047
Verizon Communications, Inc. ............ 95,211 3,877,944
33,026,740
Electric Utilities — 1.7%
Acciona SA ......................... 9,034 1,966,154
Alliant Energy Corp. ................... 19,785 1,286,223
American Electric Power Co., Inc. .......... 151,043 17,416,768
BKW AG .......................... 224 47,513
Chubu Electric Power Co., Inc. ............ 142,000 2,187,726
CLP Holdings Ltd. .................... 34,000 304,127
Constellation Energy Corp. .............. 4,240 1,497,865
Contact Energy Ltd. ................... 2,845 15,135
Duke Energy Corp. ................... 173,451 20,330,192
EDP SA ........................... 195,344 899,713
Elia Group SA/NV .................... 36,860 4,743,247
Emera, Inc. ......................... 11,353 559,482
Endesa SA ......................... 7,536 271,269
Enel SpA .......................... 289,605 3,011,120
Entergy Corp. ....................... 155,786 14,399,300
Evergy, Inc. ......................... 128,978 9,349,615
Eversource Energy ................... 44,934 3,025,406
Exelon Corp. ........................ 44,113 1,922,886
FirstEnergy Corp. .................... 252,405 11,300,172
Fortis, Inc. ......................... 95,687 4,974,845
Iberdrola SA ........................ 179,869 3,894,774
Kansai Electric Power Co., Inc. (The) ....... 220,200 3,458,173
Korea Electric Power Corp.
(e)
............. 62,259 2,043,321
NextEra Energy, Inc. .................. 250,883 20,140,887
NRG Energy, Inc. ..................... 2,927 466,095
PG&E Corp. ........................ 676,606 10,873,058
Pinnacle West Capital Corp. ............. 48,574 4,308,514
Power Assets Holdings Ltd. .............. 325,500 2,306,568
PPL Corp. ......................... 303,823 10,639,881
Southern Co. (The) ................... 106,475 9,284,620
Terna - Rete Elettrica Nazionale ........... 20,596 219,115
Xcel Energy, Inc. ..................... 210,159 15,522,344
182,666,108
Electrical Equipment — 0.3%
ABB Ltd. (Registered) .................. 78,192 5,764,123
Accelleron Industries AG ................ 947 73,039
AMETEK, Inc. ....................... 2,533 520,050
Eaton Corp. plc ...................... 4,173 1,329,142
Emerson Electric Co. .................. 10,685 1,418,113
Fujikura Ltd. ........................ 1,400 155,254
GE Vernova, Inc. ..................... 2,781 1,817,578
Generac Holdings, Inc.
(e)
................ 4,510 615,029
Hubbell, Inc. ........................ 15,973 7,093,769
Legrand SA ........................ 12,007 1,784,994
Mitsubishi Electric Corp. ................ 46,000 1,341,215
Nexans SA ......................... 5,656 831,433
Nidec Corp. ........................ 45,200 613,726
NKT A/S
(e)
.......................... 6,753 843,294
Nordex SE
(e)
........................ 2,451 83,077
nVent Electric plc ..................... 2,889 294,591
nVent Electric plc ..................... 4,139 422,054
Prysmian SpA ....................... 23,354 2,329,733
Schneider Electric SE .................. 3,730 1,020,436
Siemens Energy AG
(e)
.................. 28,266 3,965,397

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Vertiv Holdings Co. , Class A ............. 7,659 $ 1,240,835
Vestas Wind Systems A/S ............... 14,917 403,463
33,960,345
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A ............... 16,889 2,282,379
CDW Corp. ......................... 44,240 6,025,488
Halma plc .......................... 10,850 514,994
Hamamatsu Photonics KK ............... 15,000 159,552
Hexagon AB , Class B .................. 9,192 108,270
Ibiden Co. Ltd. ....................... 1,600 69,107
Keyence Corp. ...................... 4,800 1,736,280
Keysight Technologies, Inc.
(e)
............. 788 160,114
Kyocera Corp. ....................... 33,900 475,234
Murata Manufacturing Co. Ltd. ............ 92,100 1,903,519
Ralliant Corp. ....................... 31,260 1,591,446
Shimadzu Corp. ...................... 4,900 130,446
TDK Corp. ......................... 30,200 427,262
Teledyne Technologies, Inc.
(e)
............. 757 386,623
15,970,714
Energy Equipment & Services — 0.0%
Baker Hughes Co. , Class A .............. 88,105 4,012,302
Saipem SpA ........................ 6,419 18,172
Tenaris SA ......................... 8,820 170,189
4,200,663
Entertainment — 0.1%
Electronic Arts, Inc. ................... 2,970 606,860
Konami Group Corp. .................. 400 54,323
Nexon Co. Ltd. ...................... 400 9,771
Nintendo Co. Ltd. ..................... 16,300 1,100,487
Square Enix Holdings Co. Ltd. ............ 1,200 21,906
Toho Co. Ltd. ....................... 2,000 101,890
Walt Disney Co. (The) ................. 52,883 6,016,499
7,911,736
Financial Services — 0.3%
Adyen NV
(b)(c)(e)
...................... 309 498,286
Aimbridge Topco LLC
(e)(f)
................ 8,082 543,515
Banca Mediolanum SpA ................ 7,743 175,817
Edenred SE ........................ 4,959 109,623
Fidelity National Information Services, Inc. .... 136,341 9,061,223
Global Payments, Inc. ................. 27,146 2,101,100
Groupe Bruxelles Lambert NV ............ 2,094 186,208
Industrivarden AB , Class A .............. 4,531 202,981
M&G plc ........................... 42,668 164,264
Mitsubishi HC Capital, Inc. ............... 32,200 269,361
Nexi SpA
(b)(c)
........................ 13,946 68,738
ORIX Corp. ......................... 32,600 953,461
Poste Italiane SpA
(b)(c)
.................. 16,613 417,051
Sofina SA .......................... 145 41,931
Visa, Inc. , Class A .................... 27,516 9,650,136
Voya Financial, Inc. ................... 33,644 2,506,142
26,949,837
Food Products — 0.3%
Ajinomoto Co., Inc. .................... 14,800 312,872
Campbell's Co. (The) .................. 102,020 2,843,297
Chocoladefabriken Lindt & Spruengli AG ..... 15 219,178
Chocoladefabriken Lindt & Spruengli AG
(Registered) ...................... 1 146,656
Danone SA ......................... 4,656 419,967
General Mills, Inc. .................... 6,999 325,454
H-Food Holdings LLC
(e)
................. 11,259 169,820
Hormel Foods Corp. ................... 68,269 1,617,975
Kerry Group plc , Class A ................ 2,136 195,193
Security
Shares
Shares Value
Food Products (continued)
Kraft Heinz Co. (The) .................. 149,557 $ 3,626,757
Lamb Weston Holdings, Inc. ............. 51,130 2,141,836
McCormick & Co., Inc. (Non-Voting) ........ 18,756 1,277,471
MEIJI Holdings Co. Ltd. ................ 1,800 40,006
Mondelez International, Inc. , Class A ........ 120,258 6,473,488
Nestle SA (Registered) ................. 59,123 5,868,497
NH Foods Ltd. ....................... 1,500 62,634
Orkla ASA .......................... 25,605 285,131
WH Group Ltd.
(b)(c)
.................... 121,000 134,796
26,161,028
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 18,894 3,167,201
Italgas SpA ......................... 308,809 3,444,332
Naturgy Energy Group SA ............... 15,060 458,552
Snam SpA ......................... 65,157 432,960
Southwest Gas Holdings, Inc. ............ 32,367 2,590,007
Tokyo Gas Co. Ltd. ................... 89,800 3,560,073
13,653,125
Ground Transportation — 0.6%
Aurizon Holdings Ltd. .................. 1,208,774 2,941,312
Canadian National Railway Co. ........... 105,719 10,455,979
Canadian Pacific Kansas City Ltd. ......... 111,908 8,239,032
Central Japan Railway Co. .............. 3,900 108,030
CSX Corp. ......................... 182,507 6,615,879
East Japan Railway Co. ................ 150,800 3,974,618
Firstgroup plc ....................... 1,108 2,847
Norfolk Southern Corp. ................. 18,168 5,245,465
Union Pacific Corp. ................... 91,798 21,234,713
58,817,875
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories ................... 114,037 14,287,696
Alcon AG .......................... 2,842 224,882
Baxter International, Inc.
(g)
............... 509,634 9,739,106
Becton Dickinson & Co. ................ 56,912 11,044,912
Boston Scientific Corp.
(e)
................ 21,452 2,045,448
Coloplast A/S , Class B ................. 2,568 220,168
Cooper Cos., Inc. (The)
(e)
............... 15,003 1,229,646
Dexcom, Inc.
(e)
...................... 16,181 1,073,933
Edwards Lifesciences Corp.
(e)
............ 18,970 1,617,192
EssilorLuxottica SA ................... 3,781 1,195,544
Fisher & Paykel Healthcare Corp. Ltd. ....... 12,260 266,372
GE HealthCare Technologies, Inc. ......... 23,062 1,891,545
Hologic, Inc.
(e)
....................... 15,707 1,170,014
Hoya Corp. ......................... 3,600 546,011
Insulet Corp.
(e)
....................... 3,419 971,817
Intuitive Surgical, Inc.
(e)
................. 5,207 2,949,037
Koninklijke Philips NV .................. 21,760 592,507
Medtronic plc ....................... 128,594 12,352,740
ResMed, Inc. ....................... 10,176 2,451,093
Siemens Healthineers AG
(b)(c)
............. 12,391 649,507
Smith & Nephew plc ................... 7,315 121,655
Solventum Corp.
(e)
.................... 13,739 1,088,678
Sonova Holding AG (Registered) .......... 2,724 704,608
STERIS plc ......................... 8,001 2,028,414
Stryker Corp. ....................... 9,142 3,213,139
Sysmex Corp. ....................... 64,700 635,367
Terumo Corp. ....................... 57,000 828,505
Zimmer Biomet Holdings, Inc. ............ 11,118 999,731
76,139,267
Health Care Providers & Services — 0.9%
Amplifon SpA ....................... 7,294 116,940
Brookdale Senior Living, Inc.
(e)
............ 508,060 5,481,967
Cardinal Health, Inc. ................... 56,150 11,538,825

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Cencora, Inc. ....................... 12,159 $ 4,106,702
Centene Corp.
(e)
..................... 115,869 4,768,009
Cigna Group (The) .................... 27,926 7,686,073
CVS Health Corp. .................... 180,304 14,308,925
Elevance Health, Inc. .................. 35,770 12,539,174
Fresenius Medical Care AG .............. 1,439 68,735
HCA Healthcare, Inc. .................. 4,285 2,000,495
Henry Schein, Inc.
(e)
................... 23,345 1,764,415
Humana, Inc. ....................... 11,359 2,909,381
McKesson Corp. ..................... 6,246 5,123,531
Molina Healthcare, Inc.
(e)
................ 9,362 1,624,682
Sonic Healthcare Ltd. .................. 9,331 140,497
UnitedHealth Group, Inc. ................ 74,707 24,661,528
98,839,879
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc. ........ 40,140 1,964,452
American Healthcare REIT, Inc. ........... 174,341 8,204,487
CareTrust REIT, Inc. ................... 157,361 5,690,174
Healthcare Realty Trust, Inc. , Class A ....... 155,495 2,635,640
Healthpeak Properties, Inc. .............. 70,373 1,131,598
Welltower, Inc. ....................... 12,255 2,274,650
21,901,001
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 3,230 1,326,333
Hotels, Restaurants & Leisure — 0.1%
Amadeus IT Group SA ................. 725 53,658
Carnival plc
(e)
....................... 2,236 67,751
Compass Group plc ................... 53,301 1,688,845
Darden Restaurants, Inc. ............... 9,296 1,710,650
Domino's Pizza, Inc. ................... 1,340 558,539
Entain plc .......................... 21,142 217,324
Evolution AB
(b)(c)
...................... 7,192 488,348
Fortrex Holdings LLC
(e)(f)
................ 7,924 213,948
Galaxy Entertainment Group Ltd. .......... 47,000 231,748
Genting Singapore Ltd. ................. 111,300 62,705
InterContinental Hotels Group plc
(e)
......... 2,924 410,906
McDonald's Corp. .................... 8,455 2,584,102
New Topco
(e)(f)(h)
...................... 12,872 —
Restaurant Brands International, Inc. ........ 6,402 436,859
Sands China Ltd. ..................... 131,200 330,942
Sodexo SA ......................... 44,260 2,267,706
Yum! Brands, Inc. .................... 16,971 2,567,373
13,891,404
Household Durables — 0.1%
Bellway plc ......................... 831 30,599
Lennar Corp. , Class A .................. 11,018 1,132,650
Panasonic Holdings Corp. ............... 58,900 763,582
Sekisui House Ltd. .................... 12,000 267,759
Sony Group Corp. .................... 138,200 3,544,967
Taylor Wimpey plc .................... 2,554,571 3,696,483
9,436,040
Household Products — 0.1%
Colgate-Palmolive Co. ................. 10,720 847,094
Henkel AG & Co. KGaA ................ 3,316 252,368
Kimberly-Clark Corp. .................. 4,701 474,284
Procter & Gamble Co. (The) ............. 24,180 3,465,236
Reckitt Benckiser Group plc .............. 26,090 2,111,186
Unicharm Corp. ...................... 69,000 394,248
7,544,416
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.0%
Drax Group plc ...................... 253,923 $ 2,864,846
RWE AG .......................... 30,771 1,630,458
4,495,304
Industrial Conglomerates — 0.1%
CK Hutchison Holdings Ltd. .............. 103,500 703,641
DCC plc ........................... 2,036 126,840
Hitachi Ltd. ......................... 100,900 3,164,383
Honeywell International, Inc. ............. 2,006 391,350
Jardine Matheson Holdings Ltd. ........... 5,900 402,647
Keppel Ltd. ......................... 350,100 2,814,687
Sekisui Chemical Co. Ltd. ............... 7,800 131,175
Siemens AG (Registered) ............... 18,751 5,251,716
Smiths Group plc ..................... 22,973 726,642
Swire Pacific Ltd. , Class A ............... 21,500 173,319
13,886,400
Industrial REITs — 0.4%
CapitaLand Ascendas REIT .............. 69,600 153,021
EastGroup Properties, Inc. .............. 35,332 6,294,042
Goodman Group ..................... 282,124 5,805,595
LondonMetric Property plc ............... 2,440,876 6,222,894
Mitsui Fudosan Logistics Park, Inc. ......... 4,062 3,159,940
Prologis, Inc. ........................ 85,257 10,883,909
Rexford Industrial Realty, Inc. ............ 97,451 3,773,303
STAG Industrial, Inc. .................. 68,036 2,501,003
Tritax Big Box REIT plc ................. 1,435,037 2,932,416
Warehouses De Pauw CVA .............. 127,626 3,309,779
45,035,902
Insurance — 0.7%
Admiral Group plc .................... 9,723 415,929
Ageas SA .......................... 9,796 686,317
AIA Group Ltd. ...................... 277,400 2,855,304
Allianz SE (Registered) ................. 31,289 14,467,323
Allstate Corp. (The) ................... 11,458 2,384,983
American International Group, Inc. ......... 53,402 4,568,541
Arthur J Gallagher & Co. ................ 10,960 2,836,338
ASR Nederland NV ................... 9,581 681,696
Assurant, Inc. ....................... 22,026 5,304,962
Aviva plc .......................... 49,380 454,045
AXA SA ........................... 93,182 4,470,970
Chubb Ltd. ......................... 4,492 1,402,043
Cincinnati Financial Corp. ............... 2,094 341,992
Dai-ichi Life Holdings, Inc. ............... 57,000 473,702
F&G Annuities & Life, Inc. ............... 4,719 145,581
Fidelity National Financial, Inc. ............ 78,659 4,293,995
Generali ........................... 31,020 1,296,277
Gjensidige Forsikring ASA ............... 3,577 106,911
Hartford Insurance Group, Inc. (The) ........ 3,718 512,340
Japan Post Holdings Co. Ltd. ............. 56,000 590,879
Legal & General Group plc .............. 59,547 209,581
Marsh & McLennan Cos., Inc. ............ 13,708 2,543,108
MS&AD Insurance Group Holdings, Inc. ..... 20,900 490,670
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................... 2,772 1,824,216
NN Group NV ....................... 9,666 745,680
Phoenix Financial Ltd. ................. 2,070 85,613
Progressive Corp. (The) ................ 55,923 12,734,786
Prudential plc ....................... 16,203 249,252
Sampo OYJ , Class A .................. 43,724 529,009
Sompo Holdings, Inc. .................. 13,100 444,643
T&D Holdings, Inc. .................... 9,400 216,982
Tokio Marine Holdings, Inc. .............. 41,700 1,541,487
Travelers Cos., Inc. (The) ............... 2,977 863,509
Tryg A/S ........................... 35,721 934,154

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Unipol Assicurazioni SpA ................ 12,092 $ 290,107
Zurich Insurance Group AG .............. 2,514 1,902,350
73,895,275
Interactive Media & Services — 0.5%
Alphabet, Inc. , Class A ................. 83,711 26,201,543
Alphabet, Inc. , Class C ................. 31,655 9,933,339
Auto Trader Group plc
(b)(c)
............... 3,177 25,064
LY Corp. ........................... 184,700 491,477
Meta Platforms, Inc. , Class A ............. 27,209 17,960,389
Rightmove plc ....................... 13,652 95,383
Scout24 SE
(b)(c)
...................... 988 99,235
54,806,430
IT Services — 0.2%
Accenture plc , Class A ................. 58,579 15,716,746
Applied Digital Corp.
(e)
................. 6,359 155,923
Capgemini SE ....................... 243 40,350
Cognizant Technology Solutions Corp. , Class A . 32,319 2,682,477
Fujitsu Ltd. ......................... 62,300 1,712,186
Indra Sistemas SA .................... 1,732 98,456
NEC Corp. ......................... 31,500 1,065,818
NEXTDC Ltd.
(e)
...................... 324,328 2,700,347
Nomura Research Institute Ltd. ........... 10,200 388,157
Obic Co. Ltd. ........................ 7,500 235,415
Otsuka Corp. ....................... 2,900 59,756
Travelport Technology Ltd.
(e)(f)
............. 246 722,915
25,578,546
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. ............. 5,300 141,065
Hasbro, Inc. ........................ 42,812 3,510,584
3,651,649
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. ............... 19,397 2,639,350
Danaher Corp. ...................... 22,302 5,105,374
Eurofins Scientific SE .................. 2,856 208,855
Lonza Group AG (Registered) ............ 977 658,713
QIAGEN NV ........................ 3,863 175,677
Thermo Fisher Scientific, Inc. ............. 10,827 6,273,705
West Pharmaceutical Services, Inc. ........ 6,547 1,801,341
16,863,015
Machinery — 0.8%
Aalberts NV ........................ 16,903 557,172
Alstom SA
(e)
........................ 77,730 2,293,184
Amada Co. Ltd. ...................... 3,700 43,774
Atlas Copco AB , Class A ................ 131,668 2,344,030
Atlas Copco AB , Class B ................ 3,507 56,065
Caterpillar, Inc. ...................... 2,883 1,651,584
CNH Industrial NV .................... 258,177 2,380,392
Construcciones y Auxiliar de Ferrocarriles SA .. 4,895 337,984
Cummins, Inc. ....................... 8,201 4,186,200
Daifuku Co. Ltd. ...................... 800 25,181
Deere & Co. ........................ 9,343 4,349,820
DMG Mori Co. Ltd. .................... 9,900 166,831
Epiroc AB , Class A .................... 12,728 286,913
Epiroc AB , Class B .................... 1,536 30,902
FANUC Corp. ....................... 13,500 525,363
Fincantieri SpA
(e)
..................... 19,810 384,935
Fortive Corp. ........................ 54,029 2,982,941
GEA Group AG ...................... 38,102 2,575,019
Georg Fischer AG (Registered) ........... 27,761 1,859,781
IHI Corp. .......................... 8,100 142,403
Illinois Tool Works, Inc. ................. 21,768 5,361,458
IMI plc ............................ 64,874 2,163,995
Security
Shares
Shares Value
Machinery (continued)
Indutrade AB ........................ 26,353 $ 683,091
Interpump Group SpA .................. 32,640 1,775,516
KION Group AG ...................... 29,258 2,311,886
Knorr-Bremse AG .................... 26,422 2,931,317
Komatsu Ltd. ....................... 19,800 628,303
Kone OYJ , Class B ................... 21,440 1,518,873
Kubota Corp. ....................... 25,400 359,935
Metso OYJ ......................... 5,423 94,356
Middleby Corp. (The)
(e)
................. 18,543 2,756,788
Mitsubishi Heavy Industries Ltd. ........... 74,400 1,816,286
NGK Insulators Ltd. ................... 5,900 126,610
Nordson Corp. ....................... 2,053 493,603
Oshkosh Corp. ...................... 1,745 219,224
Otis Worldwide Corp. .................. 86,776 7,579,884
PACCAR, Inc. ....................... 59,704 6,538,185
Parker-Hannifin Corp. .................. 8,078 7,100,239
Rational AG ........................ 133 102,688
RENK Group AG ..................... 6,943 432,697
Sandvik AB ......................... 58,792 1,899,046
Schindler Holding AG .................. 1,731 650,969
Schindler Holding AG (Registered) ......... 509 180,105
SKF AB , Class B ..................... 17,085 452,220
SMC Corp. ......................... 700 242,201
Snap-on, Inc. ....................... 3,277 1,129,254
Spirax Group plc ..................... 1,550 141,665
Stadler Rail AG ...................... 16,800 424,698
Techtronic Industries Co. Ltd. ............. 88,500 1,018,027
Volvo AB , Class B .................... 4,004 127,426
Vossloh AG ......................... 5,427 484,329
Wartsila OYJ Abp ..................... 5,646 199,894
Weir Group plc (The) .................. 4,726 180,642
Westinghouse Air Brake Technologies Corp. ... 1,903 406,195
Xylem, Inc. ......................... 6,549 891,843
Yangzijiang Shipbuilding Holdings Ltd. ....... 32,800 88,609
Yaskawa Electric Corp. ................. 4,700 142,886
80,835,417
Marine Transportation — 0.0%
AP Moller - Maersk A/S , Class A ........... 21 48,169
AP Moller - Maersk A/S , Class B ........... 49 112,433
Nippon Yusen KK ..................... 10,400 336,873
SITC International Holdings Co. Ltd. ........ 34,000 121,665
619,140
Media — 0.2%
Comcast Corp. , Class A ................ 475,811 14,221,991
CyberAgent, Inc. ..................... 61,300 522,339
Dentsu Group, Inc.
(e)
................... 12,600 267,413
Informa plc ......................... 17,908 212,482
Learfield Communications LLC, (Acquired
09/13/23, cost $0)
(e)(f)(i)
............... 5,182 580,384
Mobvista, Inc.
(b)(c)(e)
.................... 27,000 52,966
Publicis Groupe SA ................... 11,362 1,179,918
WPP plc ........................... 1,564,757 7,029,254
24,066,747
Metals & Mining — 0.2%
Alrosa PJSC
(e)(f)
...................... 607,124 77
Anglo American plc ................... 25,762 1,065,581
Antofagasta plc ...................... 16,067 705,751
ArcelorMittal SA ...................... 39,180 1,799,127
Aurubis AG ......................... 8,423 1,219,242
Barrick Mining Corp. ................... 64,760 2,820,298
Boliden AB
(e)
........................ 15,226 843,464
Endeavour Mining plc .................. 8,298 433,550
Evolution Mining Ltd. .................. 41,396 346,432

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Freeport-McMoRan, Inc. ................ 18,748 $ 952,211
Glencore plc ........................ 201,142 1,099,575
Newmont Corp. ...................... 12,959 1,293,956
Novolipetsk Steel PJSC
(e)(f)
.............. 14 —
Rio Tinto plc ........................ 5,303 427,162
South32 Ltd. ........................ 89,343 211,484
Southern Copper Corp. ................. 7,269 1,042,883
Steel Dynamics, Inc. ................... 5,468 926,553
Sumitomo Metal Mining Co. Ltd. ........... 300 12,013
Teck Resources Ltd. , Class B ............ 152,591 7,307,583
22,506,942
Multi-Utilities — 0.8%
Ameren Corp. ....................... 75,178 7,507,275
Black Hills Corp. ..................... 28,003 1,943,968
CenterPoint Energy, Inc. ................ 44,551 1,708,085
CMS Energy Corp. .................... 248,974 17,410,752
Consolidated Edison, Inc. ............... 4,825 479,219
Dominion Energy, Inc. .................. 124,762 7,309,806
DTE Energy Co. ..................... 49,395 6,370,967
E.ON SE .......................... 97,806 1,851,949
Engie SA .......................... 49,336 1,296,025
National Grid plc ..................... 686,494 10,529,776
NiSource, Inc. ....................... 170,415 7,116,530
Public Service Enterprise Group, Inc. ....... 63,021 5,060,586
Sempra ........................... 77,892 6,877,085
Veolia Environnement SA ............... 94,451 3,286,659
WEC Energy Group, Inc. ................ 43,966 4,636,654
83,385,336
Office REITs — 0.1%
BXP, Inc. .......................... 70,443 4,753,494
Cousins Properties, Inc. ................ 223,935 5,773,044
Empire State Realty Trust, Inc. , Class A ...... 35,839 233,670
Gecina SA ......................... 918 87,185
Hudson Pacific Properties, Inc.
(e)
.......... 132,668 1,436,795
SL Green Realty Corp. ................. 47,252 2,167,449
14,451,637
Oil, Gas & Consumable Fuels — 1.6%
Aker BP ASA ........................ 6,345 161,456
Antero Resources Corp.
(e)
............... 24,066 829,314
BP plc ............................ 1,854,613 10,816,036
Canadian Natural Resources Ltd. .......... 43,068 1,458,767
Cheniere Energy, Inc. .................. 56,923 11,065,262
ConocoPhillips ...................... 108,397 10,147,043
Coterra Energy, Inc. ................... 112,826 2,969,580
DT Midstream, Inc. .................... 5,060 605,581
Enbridge, Inc. ....................... 216,667 10,368,066
ENEOS Holdings, Inc. ................. 114,600 810,807
Energy Transfer LP ................... 236,163 3,894,328
Eni SpA ........................... 66,985 1,269,776
Enterprise Products Partners LP ........... 127,183 4,077,487
EOG Resources, Inc. .................. 47,668 5,005,617
EQT Corp. ......................... 20,197 1,082,559
Equinor ASA ........................ 960 22,639
Expand Energy Corp. .................. 23,825 2,629,327
Gibson Energy, Inc. ................... 53,734 983,424
Idemitsu Kosan Co. Ltd. ................ 3,000 22,714
Kinder Morgan, Inc. ................... 96,325 2,647,974
Kinetik Holdings, Inc. , Class A ............ 10,423 375,749
Koninklijke Vopak NV .................. 42,576 1,897,167
LUKOIL PJSC
(e)(f)
..................... 417,114 53
MPLX LP .......................... 91,246 4,869,799
Novatek PJSC
(e)(f)
..................... 690 —
ONEOK, Inc. ........................ 9,880 726,180
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Pembina Pipeline Corp. ................ 187,793 $ 7,154,345
Phillips 66 .......................... 36,435 4,701,572
Plains All American Pipeline LP ........... 220,018 3,951,523
Plains GP Holdings LP , Class A
(e)
.......... 196,681 3,764,474
Range Resources Corp. ................ 20,317 716,377
Repsol SA ......................... 64,912 1,211,155
Shell plc ........................... 406,156 14,991,075
South Bow Corp. ..................... 52,798 1,451,235
Sunoco LP ......................... 16,653 872,784
Targa Resources Corp. ................. 18,344 3,384,468
TC Energy Corp. ..................... 139,683 7,689,214
TotalEnergies SE ..................... 51,472 3,355,872
Tourmaline Oil Corp. ................... 187,190 8,396,990
Var Energi ASA ...................... 17,708 57,895
Western Midstream Partners LP ........... 65,487 2,586,737
Williams Cos., Inc. (The) ................ 405,481 24,373,463
167,395,884
Passenger Airlines — 0.0%
ANA Holdings, Inc. .................... 900 17,093
International Consolidated Airlines Group SA .. 41,021 227,765
Japan Airlines Co. Ltd. ................. 17,600 326,405
JET2 plc ........................... 1,441 27,174
598,437
Personal Care Products — 0.0%
Kao Corp. .......................... 5,400 215,522
L'Oreal SA ......................... 4,443 1,907,451
Unilever plc ......................... 28,049 1,832,643
3,955,616
Pharmaceuticals — 1.4%
Astellas Pharma, Inc. .................. 87,700 1,167,245
AstraZeneca plc ..................... 102,778 19,020,030
Bayer AG (Registered) ................. 192,747 8,360,548
Bristol-Myers Squibb Co. ................ 17,481 942,925
Chugai Pharmaceutical Co. Ltd. ........... 5,200 272,800
Daiichi Sankyo Co. Ltd. ................. 32,500 690,123
Eisai Co. Ltd. ....................... 5,800 172,207
Eli Lilly & Co. ....................... 21,467 23,070,156
Galderma Group AG ................... 1,519 309,318
GSK plc ........................... 201,962 4,951,546
Haleon plc ......................... 524,157 2,648,765
Hikma Pharmaceuticals plc .............. 3,505 73,069
Ipsen SA .......................... 12,220 1,705,050
Johnson & Johnson ................... 12,652 2,618,331
Kyowa Kirin Co. Ltd. ................... 4,800 77,255
Merck & Co., Inc. ..................... 190,294 20,030,346
Novartis AG (Registered) ............... 69,599 9,590,463
Novo Nordisk A/S , Class B .............. 121,332 6,153,775
Ono Pharmaceutical Co. Ltd. ............. 26,100 361,600
Orion OYJ , Class B ................... 20,069 1,497,301
Otsuka Holdings Co. Ltd. ............... 10,400 588,216
Pfizer, Inc. ......................... 53,445 1,330,781
Recordati Industria Chimica e Farmaceutica SpA 20,757 1,178,350
Roche Holding AG .................... 30,222 12,493,159
Sanofi SA .......................... 201,455 19,491,824
Shionogi & Co. Ltd. ................... 5,400 97,739
Takeda Pharmaceutical Co. Ltd. ........... 29,700 922,638
UCB SA ........................... 14,211 3,959,563
Zoetis, Inc. , Class A ................... 19,854 2,498,030
146,273,153
Professional Services — 0.3%
Automatic Data Processing, Inc. ........... 21,363 5,495,204
Broadridge Financial Solutions, Inc. ........ 4,582 1,022,565
Bureau Veritas SA .................... 9,490 301,904

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Equifax, Inc. ........................ 24,296 $ 5,271,746
Experian plc ........................ 33,768 1,522,484
Intertek Group plc .................... 10,893 675,547
Leidos Holdings, Inc. .................. 1,813 327,065
Maximus, Inc. ....................... 67,830 5,855,086
Recruit Holdings Co. Ltd. ............... 29,700 1,668,890
RELX plc .......................... 39,985 1,610,868
SGS SA (Registered) .................. 3,977 456,193
SS&C Technologies Holdings, Inc. ......... 125,919 11,007,839
Verisk Analytics, Inc. ................... 1,918 429,037
Wolters Kluwer NV .................... 10,051 1,041,047
36,685,475
Real Estate Management & Development — 0.3%
ADLER Group SA
(e)(f)
.................. 664,216 8
CapitaLand Investment Ltd. .............. 76,200 160,365
CK Asset Holdings Ltd. ................. 66,500 336,283
Daiwa House Industry Co. Ltd. ............ 35,100 1,165,981
Henderson Land Development Co. Ltd. ...... 9,000 32,591
Hongkong Land Holdings Ltd. ............ 54,600 379,291
Hulic Co. Ltd. ....................... 4,200 45,953
LEG Immobilien SE ................... 3,054 222,746
Lendlease Corp. Ltd.
(h)
................. 474,174 1,638,400
Mitsubishi Estate Co. Ltd. ............... 90,200 2,191,420
Mitsui Fudosan Co. Ltd. ................ 635,300 7,219,723
Nomura Real Estate Holdings, Inc. ......... 16,000 98,774
PSP Swiss Property AG (Registered) ....... 350 63,328
Sumitomo Realty & Development Co. Ltd. .... 10,600 266,123
Sun Hung Kai Properties Ltd. ............. 332,000 4,042,528
TAG Immobilien AG ................... 51,752 801,526
Tokyu Fudosan Holdings Corp. ............ 191,000 1,744,786
VGP NV ........................... 17,938 2,069,443
Vonovia SE ......................... 156,103 4,492,546
Wharf Real Estate Investment Co. Ltd. ...... 1,099,000 3,473,481
30,445,296
Residential REITs — 0.3%
AvalonBay Communities, Inc. ............ 46,389 8,410,790
Centurion Accommodation REIT
(e)
......... 369,300 318,497
Equity LifeStyle Properties, Inc. ........... 119,530 7,244,713
Invitation Homes, Inc. .................. 142,295 3,954,378
UDR, Inc. .......................... 123,344 4,524,258
UNITE Group plc (The) ................. 374,975 2,823,117
27,275,753
Retail REITs — 0.2%
Agree Realty Corp. ................... 82,449 5,938,801
Federal Realty Investment Trust ........... 30,529 3,077,323
Klepierre SA ........................ 7,892 312,249
Link REIT .......................... 68,300 304,961
Primaris REIT ....................... 164,634 1,869,982
Regency Centers Corp. ................ 73,351 5,063,420
Simon Property Group, Inc. .............. 42,314 7,832,745
24,399,481
Semiconductors & Semiconductor Equipment — 0.8%
Advantest Corp. ...................... 12,500 1,580,599
Applied Materials, Inc. ................. 44,694 11,485,911
ASM International NV .................. 1,319 798,517
ASML Holding NV .................... 7,246 7,807,711
ASMPT Ltd. ........................ 4,500 44,820
BE Semiconductor Industries NV .......... 1,836 287,033
Broadcom, Inc. ...................... 75,751 26,217,421
Disco Corp. ......................... 1,300 396,061
Infineon Technologies AG ............... 14,709 641,768
Kioxia Holdings Corp.
(e)
................. 300 19,967
KLA Corp. .......................... 2,155 2,618,497
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
MediaTek, Inc. ....................... 123,000 $ 5,584,839
Monolithic Power Systems, Inc. ........... 714 647,141
Nova Ltd.
(e)
......................... 830 277,463
NVIDIA Corp. ....................... 9,521 1,775,667
NXP Semiconductors NV ............... 11,839 2,569,773
Renesas Electronics Corp.
(e)
............. 49,900 683,473
SCREEN Holdings Co. Ltd. .............. 1,700 165,587
STMicroelectronics NV ................. 8,067 210,832
STMicroelectronics NV, NYRS , ADR ........ 68,556 1,778,343
Taiwan Semiconductor Manufacturing Co. Ltd. . 236,000 11,601,119
Tokyo Electron Ltd. ................... 17,400 3,875,456
81,067,998
Software — 0.6%
Check Point Software Technologies Ltd.
(e)
.... 1,041 193,168
Cipher Mining, Inc.
(e)
................... 16,023 236,499
Cleanspark, Inc.
(e)(g)
................... 14,122 142,915
Core Scientific, Inc.
(e)
.................. 20,831 303,299
CyberArk Software Ltd.
(e)
................ 608 271,204
Dassault Systemes SE ................. 12,777 356,967
Fortinet, Inc.
(e)
....................... 5,606 445,172
Gen Digital, Inc. ...................... 8,576 233,181
Hut 8 Corp.
(e)
........................ 7,388 339,405
Intuit, Inc. .......................... 4,168 2,760,967
Microsoft Corp. ...................... 77,205 37,337,882
Nemetschek SE ...................... 5,076 549,174
Nice Ltd.
(e)
......................... 5,104 576,941
Open Text Corp. ..................... 5,067 165,018
Oracle Corp. ........................ 31,790 6,196,189
Palo Alto Networks, Inc.
(e)
............... 3,506 645,805
Sage Group plc (The) .................. 92,558 1,346,209
SAP SE ........................... 39,707 9,647,552
Sinch AB
(b)(c)(e)
....................... 6,868 23,137
Terawulf, Inc.
(e)
...................... 20,838 239,429
Trend Micro, Inc.
(e)
.................... 5,400 224,274
Workday, Inc. , Class A
(e)
................ 20,050 4,306,339
Zscaler, Inc.
(e)
....................... 1,484 333,781
66,874,507
Specialized REITs — 0.5%
Crown Castle, Inc. .................... 153,801 13,668,295
DigiCo Infrastructure REIT
(h)
............. 611,781 1,120,602
Digital Realty Trust, Inc. ................ 10,602 1,640,235
Equinix, Inc. ........................ 17,967 13,765,597
Iron Mountain, Inc. .................... 86,677 7,189,857
Keppel DC REIT ..................... 1,730,960 3,026,843
National Storage REIT
(h)
................ 1,139,849 2,071,456
Outfront Media, Inc. ................... 171,428 4,131,415
Public Storage ....................... 18,529 4,808,276
Smartstop Self Storage REIT, Inc. .......... 128,892 3,987,919
VICI Properties, Inc. ................... 14,479 407,149
55,817,644
Specialty Retail — 0.2%
Avolta AG .......................... 894 52,728
Fast Retailing Co. Ltd. ................. 2,800 1,015,247
H & M Hennes & Mauritz AB , Class B ....... 16,892 338,581
Home Depot, Inc. (The) ................ 7,998 2,752,112
Industria de Diseno Textil SA ............. 114,338 7,542,270
Kingfisher plc ....................... 66,441 279,687
Lowe's Cos., Inc. ..................... 26,503 6,391,464
Sanrio Co. Ltd. ...................... 1,100 34,419
Williams-Sonoma, Inc. ................. 3,841 685,964
Zalando SE
(b)(c)(e)
..................... 1,468 43,316
19,135,788

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. ......................... 26,686 $ 7,254,856
Canon, Inc. ......................... 28,500 843,275
Dell Technologies, Inc. , Class C ........... 23,740 2,988,391
FUJIFILM Holdings Corp. ............... 23,900 507,120
Hewlett Packard Enterprise Co. ........... 273,237 6,563,153
HP, Inc. ........................... 177,256 3,949,264
Logitech International SA (Registered) ....... 7,829 794,785
Pure Storage, Inc. , Class A
(e)
............. 10,799 723,641
Ricoh Co. Ltd. ....................... 7,000 61,593
Samsung Electronics Co. Ltd. , GDR
(b)(c)
...... 9,469 19,454,659
Seiko Epson Corp. .................... 3,400 43,093
Western Digital Corp. .................. 36,823 6,343,498
49,527,328
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG ......................... 2,574 509,359
Burberry Group plc
(e)
.................. 3,679 62,558
Cie Financiere Richemont SA (Registered) .... 8,614 1,857,618
Hermes International SCA ............... 434 1,077,557
LVMH Moet Hennessy Louis Vuitton SE ...... 4,436 3,343,572
Pandora A/S ........................ 6,007 664,290
Swatch Group AG (The) ................ 18,132 3,812,361
11,327,315
Tobacco — 0.2%
Altria Group, Inc. ..................... 21,679 1,250,011
British American Tobacco plc ............. 265,910 15,074,612
Imperial Brands plc ................... 41,654 1,749,059
Japan Tobacco, Inc. ................... 44,500 1,599,433
Philip Morris International, Inc. ............ 18,158 2,912,543
22,585,658
Trading Companies & Distributors — 0.2%
AddTech AB , Class B .................. 30,594 1,077,478
Ashtead Group plc .................... 5,499 374,917
Beijer Ref AB , Class B ................. 2,655 42,607
Brenntag SE ........................ 2,371 137,623
Bunzl plc .......................... 6,722 187,705
Diploma plc ......................... 2,826 201,065
ITOCHU Corp. ...................... 10,000 126,368
Mitsubishi Corp. ...................... 44,600 1,020,122
Mitsui & Co. Ltd. ..................... 91,500 2,717,306
Rexel SA .......................... 56,718 2,224,602
RS GROUP plc ...................... 195,088 1,635,646
Sumitomo Corp. ..................... 25,100 868,774
Toyota Tsusho Corp. ................... 14,800 499,044
WESCO International, Inc. ............... 40,903 10,006,510
21,119,767
Transportation Infrastructure — 0.6%
Aena SME SA
(b)(c)
..................... 575,884 16,090,696
Aeroports de Paris SA ................. 24,851 3,242,951
Auckland International Airport Ltd. ......... 1,948,577 9,345,370
Flughafen Zurich AG (Registered) .......... 27,776 8,792,887
Fraport AG Frankfurt Airport Services
Worldwide
(e)
...................... 65,999 5,396,911
Transurban Group
(h)
................... 1,630,561 15,430,976
58,299,791
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 14,325 1,869,412
Guangdong Investment Ltd. .............. 3,088,000 2,693,970
Severn Trent plc ..................... 90,411 3,395,029
United Utilities Group plc ................ 20,690 332,415
8,290,826
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
Airtel Africa plc
(b)(c)
.................... 18,591 $ 89,056
Altice France Lux 3
(e)
.................. 44,357 781,195
Array Digital Infrastructure, Inc. ........... 33,912 1,818,362
KDDI Corp. ......................... 23,000 398,077
Mobile TeleSystems PJSC
(e)(f)
............. 26,804 3
Rogers Communications, Inc. , Class B ...... 70,091 2,644,534
SoftBank Corp. ...................... 505,500 694,030
SoftBank Group Corp. ................. 52,400 1,469,995
Tele2 AB , Class B .................... 47,055 788,482
T-Mobile US, Inc. ..................... 33,257 6,752,501
Vodafone Group plc ................... 776,158 1,034,626
16,470,861
Total Common Stocks — 24.5%
(Cost: $2,237,213,854) ............................ 2,585,712,527
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 1,212 1,254,226
ATI, Inc.
4.88%, 10/01/29 ................... 614 612,994
7.25%, 08/15/30 ................... 188 198,618
5.13%, 10/01/31 ................... 683 683,458
Axon Enterprise, Inc., 6.25%, 03/15/33
(b)
..... 108 112,355
Boeing Co. (The)
6.26%, 05/01/27 ................... 128 131,330
5.15%, 05/01/30 ................... 1,906 1,958,434
3.63%, 02/01/31 ................... 4,055 3,895,202
3.60%, 05/01/34 ................... 3,809 3,460,647
Bombardier, Inc.
(b)
6.00%, 02/15/28 ................... 202 202,604
8.75%, 11/15/30 ................... 675 729,275
7.25%, 07/01/31 ................... 111 118,287
7.00%, 06/01/32 ................... 280 295,859
6.75%, 06/15/33 ................... 1,605 1,696,463
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 130 127,996
Carpenter Technology Corp., 5.63%, 03/01/34
(b)
508 515,988
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 1,673 2,034,923
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................. USD 3,055 3,085,886
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 107 113,302
GE Capital Funding LLC, 4.55%, 05/15/32 ... 213 215,167
General Electric Co., 4.30%, 07/29/30 ...... 1,857 1,872,780
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 287 294,768
L3Harris Technologies, Inc.
5.25%, 06/01/31 ................... 371 385,993
5.40%, 07/31/33 ................... 208 216,641
5.35%, 06/01/34 ................... 95 98,341
4.85%, 04/27/35 ................... 594 592,469
Lockheed Martin Corp.
4.40%, 08/15/30 ................... 1,630 1,645,661
4.70%, 12/15/31 ................... 545 558,547
4.75%, 02/15/34 ................... 263 266,656
4.80%, 08/15/34 ................... 199 201,069
Northrop Grumman Corp., 3.25%, 01/15/28 ... 1,000 987,169
RTX Corp.
5.15%, 02/27/33 ................... 808 834,503
6.10%, 03/15/34 ................... 500 547,047
Textron, Inc., 4.95%, 03/15/36 ........... 1,685 1,672,604
TransDigm, Inc.
(b)
6.75%, 08/15/28 ................... 517 526,107

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.38%, 03/01/29 ................... USD 646 $ 666,200
6.63%, 03/01/32 ................... 2,173 2,260,831
6.00%, 01/15/33 ................... 3,130 3,203,461
6.38%, 05/31/33 ................... 2,864 2,938,827
6.25%, 01/31/34 ................... 483 501,200
6.75%, 01/31/34 ................... 3,041 3,167,762
44,881,650
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................... 414 397,832
2.40%, 05/15/31 ................... 238 215,937
Rand Parent LLC, 8.50%, 02/15/30
(b)
....... 269 280,259
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
. 129 136,520
United Parcel Service, Inc.
3.40%, 03/15/29 ................... 771 759,412
4.45%, 04/01/30 ................... 333 338,948
2,128,908
Automobile Components — 0.3%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
.. 487 494,092
American Axle & Manufacturing, Inc.
(b)
6.38%, 10/15/32 ................... 276 281,095
7.75%, 10/15/33 ................... 289 294,369
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29 ................... 1,183 1,188,402
4.65%, 09/13/29 ................... 1,895 1,930,440
3.25%, 03/01/32 ................... 3,412 3,188,279
5.15%, 09/13/34 ................... 2,200 2,220,026
Clarios Global LP
6.75%, 05/15/28
(b)
.................. 546 559,855
6.75%, 02/15/30
(b)
.................. 2,065 2,155,468
4.75%, 06/15/31
(b)
.................. EUR 300 357,580
4.75%, 06/15/31
(c)
.................. 1,302 1,551,898
6.75%, 09/15/32
(b)
.................. USD 1,538 1,594,894
Dana, Inc.
4.25%, 09/01/30 ................... 100 96,824
4.50%, 02/15/32 ................... 153 146,866
Dometic Group AB, 5.00%, 09/11/30
(c)
...... EUR 712 851,731
Forvia SE
5.50%, 06/15/31
(c)
.................. 588 714,933
6.75%, 09/15/33
(b)
.................. USD 550 567,917
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
133 141,361
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................... 352 347,795
6.63%, 07/15/30 ................... 168 172,038
5.25%, 04/30/31 ................... 15 14,401
5.63%, 04/30/33 ................... 66 62,515
Icahn Enterprises LP
5.25%, 05/15/27 ................... 1,948 1,921,225
9.75%, 01/15/29 ................... 173 172,471
4.38%, 02/01/29 ................... 294 253,661
10.00%, 11/15/29
(b)
................. 344 343,757
IHO Verwaltungs GmbH
(c)(j)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
..................... EUR 1,164 1,429,410
6.75%, ( 6.75% Cash or 7.50% PIK), 11/15/29 550 683,103
Mahle GmbH, 6.50%, 05/02/31
(c)
......... 864 1,055,779
Schaeffler AG
(c)
4.25%, 04/01/28 ................... 800 959,730
5.38%, 04/01/31 ................... 400 495,625
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 812 814,598
ZF Europe Finance BV
(c)
2.50%, 10/23/27 ................... EUR 500 578,697
7.00%, 06/12/30 ................... 1,100 1,361,866
Security
Par (000)
Par (000) Value
Automobile Components (continued)
ZF Finance GmbH
(c)
2.75%, 05/25/27 ................... EUR 300 $ 350,231
2.25%, 05/03/28 ................... 2,200 2,462,709
31,815,641
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(c)
...................... GBP 1,488 1,825,811
Ford Motor Co.
4.35%, 12/08/26 ................... USD 700 699,208
6.63%, 10/01/28 ................... 335 354,601
9.63%, 04/22/30 ................... 109 126,177
7.45%, 07/16/31 ................... 538 594,761
3.25%, 02/12/32 ................... 180 158,610
General Motors Co., 5.35%, 04/15/28 ...... 2,438 2,497,442
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
...................... 817 817,114
Nissan Motor Co. Ltd.
5.25%, 07/17/29
(c)
.................. EUR 1,703 2,054,809
7.75%, 07/17/32
(b)
.................. USD 514 545,976
6.38%, 07/17/33
(c)
.................. EUR 400 482,102
6.38%, 07/17/33
(b)
.................. 225 271,183
8.13%, 07/17/35
(b)
.................. USD 1,224 1,300,650
RCI Banque SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 3.84%),
6.13%
(k)
....................... EUR 800 945,109
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50%, 10/09/34 ................. 2,000 2,477,185
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75%, 03/24/37 ................. 1,500 1,796,530
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
.... USD 360 353,901
17,301,169
Banks — 2.5%
ABN AMRO Bank NV, (5-Year EUR Swap Annual
+ 3.90%), 6.38%
(a)(c)(k)
............... EUR 700 877,921
AIB Group plc
(a)
(5-Year EURIBOR ICE Swap Rate + 4.39%),
7.13%
(c)(k)
...................... 587 745,092
(1-day SOFR + 1.65%), 5.32%, 05/15/31
(b)
. USD 2,100 2,167,088
(5-Year EURIBOR ICE Swap Rate + 3.71%),
6.00%
(c)(k)
...................... EUR 3,041 3,659,493
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a)(c)(k)
......... USD 1,160 1,174,454
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................. 2,800 2,906,766
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a)(c)
..................... EUR 1,373 1,637,125
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity at 0.00% Floor + 5.10%),
9.38% ........................ USD 751 838,114
(5-Year EUR Swap Annual + 4.27%), 6.88%
(c)
EUR 1,400 1,781,167
Banco BPM SpA, (5-Year EURIBOR ICE Swap
Rate + 4.55%), 7.25%
(a)(c)(k)
........... 1,631 2,074,394
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a)(b)(k)
......... USD 337 362,886
Banco de Sabadell SA, (5-Year EUR Swap
Annual + 5.17%), 5.00%
(a)(c)(k)
.......... EUR 600 712,868
Banco Espirito Santo SA
(c)(e)(l)
2.63%, 05/08/17 ................... 800 206,835
4.75%, 01/15/18 ................... 1,500 387,816
4.00%, 01/21/25 ................... 5,400 1,396,138

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 8.38%
(a)(b)(k)
......... USD 708 $ 741,276
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
1,160 1,025,602
Banco Santander SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.31%), 9.63% .... 1,000 1,108,441
(5-Year EUR Swap Annual + 4.43%), 7.00%
(c)
EUR 1,000 1,267,947
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
...... USD 606 622,829
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a)(b)(c)
.......... 1,018 1,013,276
Bank of America Corp.
(a)
Series RR, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
4.38%
(k)
....................... 528 522,282
(3-mo. CME Term SOFR + 1.77%), 3.71%,
04/24/28 ...................... 11,179 11,128,273
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28 ...................... 6,526 6,481,020
(1-day SOFR + 2.04%), 4.95%, 07/22/28 .. 2,867 2,907,594
(1-day SOFR + 1.99%), 6.20%, 11/10/28 .. 2,500 2,597,779
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28 ...................... 3,491 3,447,090
(1-day SOFR + 1.06%), 2.09%, 06/14/29 .. 3,714 3,542,795
(1-day SOFR + 1.33%), 2.97%, 02/04/33 .. 3,495 3,196,193
(1-day SOFR + 1.91%), 5.29%, 04/25/34 .. 1,848 1,902,602
(1-day SOFR + 1.31%), 5.51%, 01/24/36 .. 33 34,406
Bank of Ireland Group plc, (5-Year EURIBOR ICE
Swap Rate + 3.63%), 6.13%
(a)(c)(k)
........ EUR 400 481,879
Bank of Montreal, Series 6, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.98%), 6.88%, 11/26/85
(a)
............ USD 1,200 1,234,732
Bank of Nova Scotia (The), (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.02%), 8.00%, 01/27/84
(a)
............ 1,754 1,878,220
Barclays plc
(a)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(c)
.... GBP 1,766 2,499,741
(5-year SONIA Mid-Swaps Rate + 5.64%),
9.25% ........................ 700 1,017,871
(5-Year EURIBOR ICE Swap Rate + 3.56%),
6.13%
(c)
....................... EUR 1,975 2,319,089
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.38%), 7.63%, 02/11/35
(a)(c)
.... USD 295 309,529
BNP Paribas Fortis SA, (3-mo. EURIBOR +
2.00%), 4.05%
(a)(c)(k)(m)
............... EUR 1,500 1,693,293
BNP Paribas SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(b)
... USD 3,802 4,015,593
(5-Year EUR Swap Annual + 4.65%), 6.88%
(c)
EUR 400 503,315
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.94%), 4.50%
(b)
... USD 924 863,015
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.85%), 6.88%
(b)
... 2,765 2,776,867
BPER Banca SpA
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.35%),
6.50% ........................ EUR 1,109 1,348,104
(5-Year EURIBOR ICE Swap Rate + 3.57%),
5.88% ........................ 2,600 3,063,944
CaixaBank SA
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ........................ 1,200 1,559,665
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EURIBOR ICE Swap Rate + 3.35%),
5.88% ........................ EUR 400 $ 468,684
Citigroup, Inc.
Series X, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.42%),
3.88%
(a)(k)
...................... USD 1,050 1,046,338
Series T, (3-mo. CME Term SOFR + 4.78%),
6.25%
(a)(k)
...................... 519 519,492
(1-day SOFR + 1.28%), 3.07%, 02/24/28
(a)
. 137 135,431
(3-mo. CME Term SOFR + 1.60%), 3.98%,
03/20/30
(a)
..................... 6,259 6,202,261
(1-day SOFR + 1.34%), 4.54%, 09/19/30
(a)
. 1,640 1,653,042
(1-day SOFR + 1.42%), 2.98%, 11/05/30
(a)
. 425 404,760
(1-day SOFR + 1.15%), 2.67%, 01/29/31
(a)
. 3,151 2,949,467
(1-day SOFR + 3.91%), 4.41%, 03/31/31
(a)
. 281 280,953
(1-day SOFR + 1.46%), 4.95%, 05/07/31
(a)
. 4,461 4,556,397
(1-day SOFR + 2.11%), 2.57%, 06/03/31
(a)
. 405 375,245
(1-day SOFR + 1.17%), 4.50%, 09/11/31
(a)
. 210 210,650
(1-day SOFR + 1.17%), 2.56%, 05/01/32
(a)
. 665 603,505
5.88%, 02/22/33 ................... 1,705 1,821,412
(1-day SOFR + 1.94%), 3.79%, 03/17/33
(a)
. 375 357,555
(1-day SOFR + 2.09%), 4.91%, 05/24/33
(a)
. 269 272,224
(1-day SOFR + 2.66%), 6.17%, 05/25/34
(a)
. 1,385 1,470,850
(1-day SOFR + 1.49%), 5.17%, 09/11/36
(a)
. 260 262,430
Commerzbank AG
(a)(c)(k)
(5-Year EUR Swap Annual + 6.74%), 6.50% EUR 400 499,460
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ........................ 800 1,060,358
Cooperatieve Rabobank UA, (5-Year EUR Swap
Annual + 3.72%), 4.88%
(a)(c)(k)
.......... 1,200 1,426,263
Credit Agricole SA
(a)
(1-day SOFR + 1.46%), 5.22%, 05/27/31
(b)
. USD 7,617 7,819,744
(5-Year EURIBOR ICE Swap Rate + 3.64%),
5.88%
(c)(k)
...................... EUR 1,500 1,808,263
Eurobank SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 3.79%),
6.25%
(k)
....................... 2,450 2,840,532
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35 ................. 325 381,713
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.00%, 02/07/36 ................. 2,112 2,471,101
First Abu Dhabi Bank PJSC, (6-Year USD
Constant Maturity + 2.09%), 5.88%
(a)(c)(k)
... USD 634 637,633
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... 2,344 2,392,133
HSBC Holdings plc
(a)
(5-Year USD Swap Rate + 3.75%), 6.00%
(k)
. 889 896,371
(1-day SOFR + 3.35%), 7.39%, 11/03/28 .. 200 211,432
(5-Year EUR Swap Annual + 3.84%), 4.75%
(c)
(k)
........................... EUR 3,516 4,151,093
(1-day SOFR + 1.29%), 5.13%, 03/03/31 .. USD 8,480 8,690,685
(1-day SOFR + 1.19%), 4.62%, 11/06/31 .. 4,450 4,463,722
ING Groep NV
(a)(c)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.71%), 7.50% .... 699 728,651
(USISSO05 + 4.36%), 8.00% .......... 2,072 2,246,885
Intesa Sanpaolo SpA
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13%
(a)(c)(k)
..................... EUR 980 1,329,633
JPMorgan Chase & Co.
(a)
Series KK, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.85%),
3.65%
(k)
....................... USD 230 228,704
(1-day SOFR + 1.89%), 2.18%, 06/01/28 .. 1,181 1,151,734
(3-mo. CME Term SOFR + 1.38%), 4.01%,
04/23/29 ...................... 2,943 2,940,164

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.52%), 4.20%,
07/23/29 ...................... USD 312 $ 313,012
(1-day SOFR + 1.45%), 5.30%, 07/24/29 .. 4,932 5,082,675
(1-day SOFR + 1.16%), 5.58%, 04/22/30 .. 5,449 5,684,545
(3-mo. CME Term SOFR + 1.42%), 3.70%,
05/06/30 ...................... 2,348 2,312,648
(1-day SOFR + 1.13%), 5.00%, 07/22/30 .. 3,986 4,092,173
(1-day SOFR + 2.04%), 2.52%, 04/22/31 .. 2,864 2,667,894
(1-day SOFR + 1.81%), 6.25%, 10/23/34 .. 1,300 1,427,317
(1-day SOFR + 1.46%), 5.29%, 07/22/35 .. 2,827 2,916,565
(1-day SOFR + 1.68%), 5.57%, 04/22/36 .. 1,192 1,250,597
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 3.99%), 6.25%
(a)(c)(k)
........... EUR 800 986,115
KeyBank NA
3.90%, 04/13/29 ................... USD 1,369 1,343,419
4.90%, 08/08/32 ................... 1,130 1,127,644
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79%, 06/01/33 .. 1,014 1,013,471
(SOFR Index + 2.42%), 6.40%, 03/06/35 .. 6,864 7,455,644
Lloyds Banking Group plc
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.82%), 6.75%
(k)
... 362 365,013
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50%
(k)
.... GBP 2,694 3,803,868
(5-year SONIA Mid-Swaps Rate + 5.11%),
7.88%
(c)(k)
...................... 498 709,102
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.91%), 8.00%
(k)
... USD 200 216,365
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 4.43%,
11/04/31 ...................... 6,667 6,646,201
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.75%), 7.95%,
11/15/33 ...................... 499 580,495
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07%,
06/13/36 ...................... 1,640 1,724,467
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41%, 10/30/29 .. 1,670 1,811,807
(1-day SOFR + 1.40%), 5.18%, 07/08/31 .. 1,709 1,754,501
(1-day SOFR + 2.26%), 6.08%, 03/13/32 .. 768 815,825
(1-day SOFR + 1.85%), 5.05%, 01/27/34 .. 328 330,089
(1-day SOFR + 1.61%), 5.39%, 01/16/36 .. 1,759 1,787,412
Mitsubishi UFJ Financial Group, Inc., Series
8NC7, (1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.53%), 5.48%,
02/22/31
(a)
...................... 467 486,943
Morgan Stanley Bank NA, (1-day SOFR +
0.93%), 4.97%, 07/14/28
(a)
............ 472 478,582
Morgan Stanley Private Bank NA, (1-day SOFR +
0.78%), 4.57%, 11/17/28
(a)
............ 3,295 3,302,262
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a)(c)
EUR 1,062 1,333,461
Piraeus Financial Holdings SA, (5-Year
EURIBOR ICE Swap Rate + 3.70%), 6.13%
(a)(c)
(k)
........................... 1,366 1,580,039
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.20%), 5.49%, 05/14/30 .. USD 982 1,022,476
(1-day SOFR + 1.26%), 4.81%, 10/21/32 .. 2,290 2,330,476
(SOFR Index + 2.14%), 6.04%, 10/28/33 .. 180 194,415
(1-day SOFR + 1.93%), 5.07%, 01/24/34 .. 250 255,781
(1-day SOFR + 1.95%), 5.94%, 08/18/34 .. 200 214,716
(1-day SOFR + 2.28%), 6.88%, 10/20/34 .. 178 201,430
(1-day SOFR + 1.90%), 5.68%, 01/22/35 .. 190 200,284
(1-day SOFR + 1.60%), 5.40%, 07/23/35 .. 1,181 1,221,571
(1-day SOFR + 1.42%), 5.37%, 07/21/36 .. 655 673,658
Security
Par (000)
Par (000) Value
Banks (continued)
Santander UK Group Holdings plc
(a)
(SOFR Index + 1.55%), 4.86%, 09/11/30 .. USD 1,663 $ 1,682,864
(SOFR Index + 1.52%), 5.69%, 04/15/31 .. 1,116 1,163,505
(1-day SOFR + 1.48%), 2.90%, 03/15/32 .. 1,740 1,597,307
Societe Generale SA
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.39%), 9.38% .... 1,906 2,035,907
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.51%), 5.38% .... 645 616,515
Sumitomo Mitsui Financial Group, Inc.
2.17%, 01/14/27 ................... 306 300,447
3.04%, 07/16/29 ................... 330 317,028
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
..... 436 457,983
Truist Bank, (1-day SOFR + 0.91%), 4.14%,
10/23/29
(a)
...................... 2,955 2,952,746
Unicaja Banco SA, (5-Year EUR Swap Annual +
5.02%), 4.88%
(a)(c)(k)
................ EUR 1,200 1,420,817
UniCredit SpA, (5-Year EURIBOR ICE Swap
Rate + 4.21%), 6.50%
(a)(c)(k)
........... 1,102 1,382,021
Wells Fargo & Co.
(a)
Series BB, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.45%),
3.90%
(k)
....................... USD 695 692,838
(3-mo. CME Term SOFR + 1.57%), 3.58%,
05/22/28 ...................... 1,019 1,012,303
(1-day SOFR + 1.74%), 5.57%, 07/25/29 .. 1,907 1,975,417
(3-mo. CME Term SOFR + 1.26%), 2.57%,
02/11/31 ...................... 1,112 1,038,591
(3-mo. CME Term SOFR + 4.03%), 4.48%,
04/04/31 ...................... 1,440 1,449,516
(1-day SOFR + 1.50%), 5.15%, 04/23/31 .. 7,406 7,644,496
(1-day SOFR + 1.99%), 5.56%, 07/25/34 .. 1,999 2,095,778
(1-day SOFR + 2.06%), 6.49%, 10/23/34 .. 117 129,512
(1-day SOFR + 1.78%), 5.50%, 01/23/35 .. 1,936 2,019,965
263,699,903
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .. 157 155,406
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ....................... 156 154,416
Anheuser-Busch InBev Worldwide, Inc.
6.63%, 08/15/33 ................... 140 156,222
5.00%, 06/15/34 ................... 304 314,195
5.88%, 06/15/35 ................... 142 154,302
934,541
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29 ........... 1,206 1,169,550
Amgen, Inc.
4.20%, 03/01/33 ................... 540 527,819
5.25%, 03/02/33 ................... 2,628 2,720,404
Genmab A/S
(b)
6.25%, 12/15/32 ................... 323 331,025
7.25%, 12/15/33 ................... 794 834,027
Gilead Sciences, Inc., 5.25%, 10/15/33 ..... 1,084 1,139,113
Grifols SA
(c)
2.25%, 11/15/27 ................... EUR 290 339,145
7.13%, 05/01/30 ................... 1,493 1,840,806
8,901,889
Broadline Retail — 0.2%
Amazon.com, Inc., 4.10%, 11/20/30 ........ USD 9,275 9,285,112
ANGI Group LLC, 3.88%, 08/15/28
(b)
....... 225 207,821
B&M European Value Retail SA
6.50%, 11/27/31
(c)
.................. GBP 2,065 2,739,296

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Getty Images, Inc.
(b)
11.25%, 02/21/30 .................. USD 670 $ 628,242
10.50%, 11/15/30 .................. 215 216,777
Match Group Holdings II LLC
(b)
3.63%, 10/01/31 ................... 216 198,200
6.13%, 09/15/33 ................... 1,043 1,055,490
MercadoLibre, Inc., 4.90%, 01/15/33 ....... 634 627,168
Prosus NV, 4.19%, 01/19/32
(b)
........... 654 626,820
Rakuten Group, Inc.
11.25%, 02/15/27
(b)
................. 353 377,428
(5-Year EUR Swap Annual + 4.74%), 4.25%
(a)
(c)(k)
.......................... EUR 607 691,928
9.75%, 04/15/29
(b)
.................. USD 800 894,768
17,549,050
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
...................... 574 586,956
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
...................... 341 359,296
Builders FirstSource, Inc.
(b)
6.38%, 03/01/34 ................... 249 257,449
6.75%, 05/15/35 ................... 605 632,536
EMRLD Borrower LP
(b)
6.63%, 12/15/30 ................... 4,651 4,844,073
6.75%, 07/15/31 ................... 508 535,438
HT Troplast GmbH, 9.38%, 07/15/28
(c)
...... EUR 1,459 1,778,049
JELD-WEN, Inc.
(b)
4.88%, 12/15/27 ................... USD 831 725,307
7.00%, 09/01/32 ................... 278 191,008
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................... 214 213,821
9.75%, 07/15/28 ................... 399 401,992
PCF GmbH, 4.75%, 04/15/29
(c)
.......... EUR 414 226,763
Quikrete Holdings, Inc.
(b)
6.38%, 03/01/32 ................... USD 2,593 2,699,002
6.75%, 03/01/33 ................... 978 1,021,317
Smyrna Ready Mix Concrete LLC
(b)
6.00%, 11/01/28 ................... 57 57,264
8.88%, 11/15/31 ................... 37 39,576
Standard Building Solutions, Inc.
(b)
6.50%, 08/15/32 ................... 2,403 2,473,951
6.25%, 08/01/33 ................... 1,256 1,283,050
5.88%, 03/15/34 ................... 509 510,488
Standard Industries, Inc.
(b)
4.75%, 01/15/28 ................... 194 193,477
4.38%, 07/15/30 ................... 269 259,506
3.38%, 01/15/31 ................... 186 170,409
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 327 292,201
19,752,929
Capital Markets — 1.1%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29
(b)
................. 1,116 1,156,299
Apollo Debt Solutions BDC
5.88%, 08/30/30 ................... 252 254,887
6.70%, 07/29/31 ................... 130 137,175
6.55%, 03/15/32 ................... 48 49,528
Ares Capital Corp.
3.20%, 11/15/31 ................... 565 501,307
5.80%, 03/08/32 ................... 2,598 2,623,523
Ares Strategic Income Fund
5.70%, 03/15/28 ................... 5,249 5,317,824
4.85%, 01/15/29
(b)
.................. 801 791,594
5.80%, 09/09/30
(b)
.................. 290 292,808
5.15%, 01/15/31
(b)
.................. 325 318,930
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... USD 75 $ 74,710
Blackstone Private Credit Fund, 3.25%, 03/15/27 1,655 1,626,589
Blue Owl Capital Corp.
5.95%, 03/15/29 ................... 4,461 4,501,949
6.20%, 07/15/30 ................... 2,652 2,685,317
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 166 170,687
Blue Owl Credit Income Corp.
6.60%, 09/15/29 ................... 193 198,489
5.80%, 03/15/30 ................... 390 389,517
Charles Schwab Corp. (The), Series K, (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 3.26%), 5.00%
(a)(k)
.......... 134 134,864
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 374 346,583
Credit Suisse USA LLC, 7.13%, 07/15/32 .... 80 91,386
Deutsche Bank AG
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(a)(c)(k)
..................... EUR 1,200 1,396,676
(1-day SOFR + 1.59%), 5.71%, 02/08/28
(a)
. USD 1,696 1,722,617
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75%
(a)(c)(k)
..................... EUR 1,400 1,714,283
(1-day SOFR + 3.18%), 6.72%, 01/18/29
(a)
. USD 2,547 2,666,555
5.41%, 05/10/29 ................... 4,204 4,370,555
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(a)(c)(k)
..................... EUR 2,400 3,065,072
(1-day SOFR + 1.30%), 4.95%, 08/04/31
(a)
. USD 1,885 1,904,057
(1-day SOFR + 1.10%), 4.47%, 12/10/31
(a)
. 2,490 2,481,522
(5-Year USD Swap Rate + 2.55%), 4.88%,
12/01/32
(a)
..................... 261 262,117
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
1,406 1,445,535
FS KKR Capital Corp., 6.13%, 01/15/31 ..... 2,268 2,212,797
Goldman Sachs Group, Inc. (The)
Series U, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.92%),
3.65%
(a)(k)
...................... 357 351,870
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
4.13%
(a)(k)
...................... 332 328,810
(3-mo. CME Term SOFR + 1.42%), 3.81%,
04/23/29
(a)
..................... 313 311,164
(1-day SOFR + 1.77%), 6.48%, 10/24/29
(a)
. 5,299 5,619,517
2.60%, 02/07/30 ................... 2,180 2,048,481
3.80%, 03/15/30 ................... 2,135 2,101,280
(1-day SOFR + 1.27%), 5.73%, 04/25/30
(a)
. 3,013 3,147,747
(1-day SOFR + 1.21%), 5.05%, 07/23/30
(a)
. 3,000 3,073,841
(1-day SOFR + 1.58%), 5.22%, 04/23/31
(a)
. 3,410 3,522,010
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
. 402 366,549
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
. 431 386,008
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
. 575 519,009
Series Y, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13%
(a)(k)
...................... 1,484 1,504,705
(1-day SOFR + 1.42%), 5.02%, 10/23/35
(a)
. 1,330 1,337,120
(1-day SOFR + 1.38%), 5.54%, 01/28/36
(a)
. 544 564,605
Intercontinental Exchange, Inc.
3.63%, 09/01/28 ................... 1,000 992,599
1.85%, 09/15/32 ................... 449 382,036
4.60%, 03/15/33 ................... 1,384 1,396,621
Jane Street Group
(b)
6.13%, 11/01/32 ................... 119 121,089
6.75%, 05/01/33 ................... 581 606,446
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
... 666 655,177
Morgan Stanley
(a)
(1-day SOFR + 1.01%), 5.65%, 04/13/28 .. 3,668 3,740,222
3.59%, 07/22/28 ................... 605 600,861

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(3-mo. CME Term SOFR + 1.40%), 3.77%,
01/24/29 ...................... USD 250 $ 248,588
(1-day SOFR + 1.38%), 4.99%, 04/12/29 .. 6,185 6,307,506
(1-day SOFR + 1.59%), 5.16%, 04/20/29 .. 5,644 5,771,044
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30 ...................... 1,042 1,047,773
(1-day SOFR + 1.26%), 5.66%, 04/18/30 .. 1,993 2,076,359
(1-day SOFR + 1.22%), 5.04%, 07/19/30 .. 4,419 4,530,739
(1-day SOFR + 1.10%), 4.65%, 10/18/30 .. 6,313 6,389,372
(1-day SOFR + 1.36%), 2.48%, 09/16/36 .. 1,985 1,745,437
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94%,
02/07/39 ...................... 127 133,473
Osaic Holdings, Inc.
(b)
6.75%, 08/01/32 ................... 195 203,701
8.00%, 08/01/33 ................... 608 632,135
S&P Global, Inc.
2.50%, 12/01/29 ................... 297 279,902
1.25%, 08/15/30 ................... 160 140,646
State Street Corp., (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 4.98%, 06/15/47
(a)
... 1,115 996,210
SURA Asset Management SA, 6.35%, 05/13/32
(b)
820 874,391
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.71%,
01/12/27 ...................... 804 804,304
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.33%,
12/22/27 ...................... 2,095 2,138,603
3.87%, 01/12/29 ................... 1,000 994,357
(1-day SOFR + 1.06%), 4.40%, 09/23/31 .. 3,280 3,264,046
(1-day SOFR + 1.76%), 5.58%, 05/09/36 .. 1,050 1,091,840
118,253,945
Chemicals — 0.5%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(b)(j)
........... 590 504,386
Avient Corp., 6.25%, 11/01/31
(b)
.......... 164 168,569
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................. 622 655,971
Axalta Coating Systems LLC, 3.38%, 02/15/29
(b)
150 144,190
Celanese US Holdings LLC
7.00%, 02/15/31 ................... 46 47,098
6.75%, 04/15/33 ................... 204 202,930
7.38%, 02/15/34 ................... 389 395,212
Chemours Co. (The)
5.38%, 05/15/27 ................... 1,037 1,039,518
5.75%, 11/15/28
(b)
.................. 941 915,132
8.00%, 01/15/33
(b)
.................. 153 148,121
Dow Chemical Co. (The)
7.38%, 11/01/29 ................... 199 219,262
4.80%, 01/15/31 ................... 1,205 1,198,172
DuPont de Nemours, Inc., 4.73%, 11/15/28
(b)
.. 1,628 1,648,606
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 1,535 1,500,382
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
...................... EUR 875 1,028,286
FMC Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45%, 11/01/55
(a)
................. USD 2,040 1,614,672
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.... 777 674,652
INEOS Finance plc
(c)
6.38%, 04/15/29 ................... EUR 1,996 2,058,162
7.25%, 03/31/31 ................... 1,525 1,542,129
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(c)
1,142 1,066,256
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
...................... 280 308,383
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ingevity Corp., 3.88%, 11/01/28
(b)
......... USD 204 $ 198,638
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(b)
2,012 2,004,227
Itelyum Regeneration SpA, 5.75%, 04/15/30
(c)
. EUR 544 637,219
Kronos International, Inc.
9.50%, 03/15/29
(c)
.................. 2,396 2,613,992
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 990 133,797
LYB International Finance III LLC
2.25%, 10/01/30 ................... USD 1,926 1,716,548
5.13%, 01/15/31 ................... 1,797 1,803,667
5.63%, 05/15/33 ................... 1,787 1,812,839
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... 160 161,604
Maxam Prill SARL, 6.00%, 07/15/30
(c)
...... EUR 2,229 2,676,320
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... USD 220 226,528
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 720 712,800
Nutrien Ltd., 4.20%, 04/01/29 ........... 589 587,936
Olympus Water US Holding Corp.
5.38%, 10/01/29
(c)
.................. EUR 1,072 1,168,944
6.25%, 10/01/29
(b)
.................. USD 215 209,213
7.25%, 06/15/31
(b)
.................. 1,184 1,211,242
6.13%, 02/15/33
(c)
.................. EUR 974 1,135,635
7.25%, 02/15/33
(b)
.................. USD 3,010 3,024,874
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
... 962 955,679
Sasol Financing USA LLC, 6.50%, 09/27/28 ... 941 923,591
SCIL IV LLC, 9.50%, 07/15/28
(c)
.......... EUR 982 1,212,534
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................... USD 355 334,007
4.38%, 02/01/32 ................... 79 74,161
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 1,181 1,169,422
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
...................... 756 762,648
Synthomer plc, 7.38%, 05/02/29
(c)
......... EUR 1,439 1,495,583
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................... USD 127 126,608
5.63%, 08/15/29 ................... 3,564 3,392,521
7.38%, 03/01/31 ................... 682 698,391
6.63%, 08/15/32 ................... 1,105 1,119,110
51,380,367
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The)
(b)
4.88%, 07/15/32 ................... 309 299,290
5.88%, 10/15/33 ................... 1,038 1,050,865
Allied Universal Holdco LLC
4.63%, 06/01/28
(b)
.................. 1,961 1,931,671
4.88%, 06/01/28
(c)
.................. GBP 1,433 1,880,539
6.00%, 06/01/29
(b)
.................. USD 2,581 2,554,293
6.88%, 06/15/30
(b)
.................. 2,303 2,397,829
7.88%, 02/15/31
(b)
.................. 5,337 5,624,551
Amber Finco plc, 6.63%, 07/15/29
(c)
........ EUR 1,127 1,390,803
APCOA Group GmbH, 6.00%, 04/15/31
(c)
.... 1,755 2,099,142
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................... USD 234 227,509
4.75%, 10/15/29 ................... 141 138,145
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 248 247,963
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.55%,
05/01/30
(a)(c)
..................... EUR 463 548,951
Bidvest Group UK plc (The), 6.20%, 09/17/32
(b)
. USD 252 255,701
Biffa Group Holdings Ltd.
(c)
5.25%, 06/15/31 ................... EUR 490 574,183
7.38%, 06/15/31 ................... GBP 875 1,189,621
Brink's Co. (The)
(b)
6.50%, 06/15/29 ................... USD 173 179,123
6.75%, 06/15/32 ................... 833 868,016

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... USD 64 $ 65,864
Currenta Group Holdings SARL, 5.50%,
05/15/30
(c)
...................... EUR 779 923,878
Deluxe Corp., 8.13%, 09/15/29
(b)
......... USD 133 140,113
Garda World Security Corp.
(b)
7.75%, 02/15/28 ................... 430 439,717
6.00%, 06/01/29 ................... 104 101,992
8.25%, 08/01/32 ................... 1,527 1,551,927
8.38%, 11/15/32 ................... 3,390 3,453,098
GFL Environmental, Inc.
(b)
4.00%, 08/01/28 ................... 100 98,640
4.75%, 06/15/29 ................... 2 1,996
4.38%, 08/15/29 ................... 550 540,830
6.75%, 01/15/31 ................... 144 151,081
Luna 1.5 SARL
(j)
10.50%, (10.50% Cash or 10.50% PIK),
07/01/32
(b)
..................... EUR 165 201,630
10.50%, (10.50% Cash or 11.25% PIK),
07/01/32
(c)
..................... 744 909,171
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
........ 438 524,148
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 1,203 1,195,692
Paprec Holding SA, 4.13%, 07/15/30
(c)
...... EUR 1,227 1,448,847
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... USD 716 737,724
Republic Services, Inc., 4.88%, 04/01/29 .... 1,803 1,847,767
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... 313 300,849
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 1,096 1,129,428
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(b)
...................... 878 889,710
Techem Verwaltungsgesellschaft 675 mbH
(c)
4.63%, 07/15/32 ................... EUR 400 476,219
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
5.07%, 07/15/32
(a)
................ 206 244,258
Verisure Holding AB, 7.13%, 02/01/28
(c)
..... 568 685,217
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 177 190,313
Waste Management, Inc., 4.50%, 03/15/28 ... 568 575,595
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 2,624 2,700,924
Williams Scotsman, Inc.
(b)
6.63%, 06/15/29 ................... 812 838,693
6.63%, 04/15/30 ................... 735 759,688
7.38%, 10/01/31 ................... 255 266,396
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 1,366 1,431,873
48,281,473
Communications Equipment — 0.1%
CommScope LLC, 4.75%, 09/01/29
(b)
....... 1,402 1,400,023
Motorola Solutions, Inc.
4.60%, 05/23/29 ................... 739 747,870
2.75%, 05/24/31 ................... 2,521 2,306,478
5.20%, 08/15/32 ................... 3,869 3,989,131
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
..... 174 166,540
8,610,042
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
............ 905 927,498
Arcosa, Inc.
(b)
4.38%, 04/15/29 ................... 838 823,734
6.88%, 08/15/32 ................... 32 33,732
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
...................... 1,476 1,447,428
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(f)(l)
.............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.... USD 318 314,120
Heathrow Finance plc
(c)
3.88%, 03/01/27
(d)
.................. GBP 1,745 2,306,973
6.63%, 03/01/31 ................... 821 1,112,775
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Weekley Homes LLC, 6.75%, 01/15/34
(b)
..... USD 304 $ 307,809
7,274,069
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a)(b)(k)
................ 540 562,896
Consumer Finance — 0.7%
AerCap Ireland Capital DAC
4.95%, 09/10/34 ................... 532 530,959
5.00%, 11/15/35 ................... 1,910 1,887,165
Ally Financial, Inc.
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.87%),
4.70%
(a)(k)
...................... 1,112 1,100,699
(1-day SOFR + 2.82%), 6.85%, 01/03/30
(a)
. 950 1,007,949
(SOFR Index + 1.73%), 5.54%, 01/17/31
(a)
. 4,418 4,520,431
8.00%, 11/01/31 ................... 367 416,547
(1-day SOFR + 1.78%), 5.55%, 07/31/33
(a)
. 2,695 2,714,729
American Express Co.
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.85%), 3.55%
(k)
... 683 673,598
(1-day SOFR + 1.22%), 4.92%, 07/20/33 .. 2,900 2,951,320
(1-day SOFR + 1.42%), 5.28%, 07/26/35 .. 1,135 1,169,593
Azorra Finance Ltd.
(b)
7.75%, 04/15/30 ................... 176 185,900
7.25%, 01/15/31 ................... 521 545,921
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a)(b)
.... 46 47,557
Capital One Financial Corp.
(a)
Series M, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.16%),
3.95%
(k)
....................... 293 289,478
(1-day SOFR + 1.25%), 4.49%, 09/11/31 .. 4,270 4,263,737
(1-day SOFR + 3.07%), 7.62%, 10/30/31 .. 1,540 1,740,425
(1-day SOFR + 2.04%), 6.18%, 01/30/36 .. 1,331 1,389,408
(1-day SOFR + 1.63%), 5.20%, 09/11/36 .. 1,185 1,179,023
Encore Capital Group, Inc., 4.25%, 06/01/28
(c)
. GBP 400 516,291
Ford Motor Credit Co. LLC
7.35%, 11/04/27 ................... USD 364 379,899
6.80%, 05/12/28 ................... 5,004 5,221,552
5.30%, 09/06/29 ................... 3,905 3,931,886
7.35%, 03/06/30 ................... 1,710 1,835,217
7.20%, 06/10/30 ................... 1,045 1,119,727
4.00%, 11/13/30 ................... 1,895 1,788,301
6.05%, 03/05/31 ................... 1,369 1,407,686
3.63%, 06/17/31 ................... 3,279 3,004,722
5.87%, 10/31/35 ................... 821 810,804
General Motors Financial Co., Inc.
4.00%, 10/06/26 ................... 1,050 1,049,520
4.20%, 10/27/28 ................... 2,240 2,243,186
4.90%, 10/06/29 ................... 3,814 3,874,429
GGAM Finance Ltd.
(b)
8.00%, 06/15/28 ................... 239 253,093
6.88%, 04/15/29 ................... 818 848,418
5.88%, 03/15/30 ................... 45 45,619
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 712 735,446
Navient Corp.
9.38%, 07/25/30 ................... 288 320,059
7.88%, 06/15/32 ................... 158 165,298
OneMain Finance Corp.
6.63%, 05/15/29 ................... 621 643,197
5.38%, 11/15/29 ................... 280 280,189
7.88%, 03/15/30 ................... 188 198,775

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.13%, 05/15/30 ................... USD 503 $ 512,852
4.00%, 09/15/30 ................... 319 299,018
7.50%, 05/15/31 ................... 89 93,641
7.13%, 11/15/31 ................... 110 114,822
6.75%, 03/15/32 ................... 2,031 2,085,664
7.13%, 09/15/32 ................... 298 309,598
6.50%, 03/15/33 ................... 783 789,774
6.75%, 09/15/33 ................... 960 972,124
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
1,723 1,835,536
Synchrony Financial
5.15%, 03/19/29 ................... 359 363,818
(1-day SOFR + 1.40%), 5.02%, 07/29/29
(a)
. 1,245 1,260,667
7.25%, 02/02/33 ................... 2,069 2,222,543
Toyota Motor Credit Corp.
1.90%, 04/06/28 ................... 1,000 958,770
5.05%, 05/16/29 ................... 287 296,042
4.55%, 08/09/29 ................... 256 260,157
3.38%, 04/01/30 ................... 180 175,074
Volkswagen International Finance NV, (5-Year
EURIBOR ICE Swap Rate + 3.17%), 5.49%
(a)(c)
(k)
........................... EUR 200 242,565
70,080,418
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
(b)
5.50%, 03/31/31 ................... USD 296 299,121
6.25%, 03/15/33 ................... 600 616,789
5.75%, 03/31/34 ................... 513 515,075
Bellis Acquisition Co. plc
(c)
8.13%, 05/14/30 ................... GBP 1,240 1,554,587
8.00%, 07/01/31 ................... EUR 1,798 2,047,722
Boots Group Finco LP
5.38%, 08/31/32
(b)
.................. 565 686,120
5.38%, 08/31/32
(c)
.................. 566 687,334
7.38%, 08/31/32
(b)
.................. GBP 245 341,533
7.38%, 08/31/32
(c)
.................. 282 393,112
Cencosud SA, 4.38%, 07/17/27
(c)
......... USD 1,272 1,272,000
FR Bondco SAS, 6.88%, 10/31/32
(c)
....... EUR 449 529,511
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 179 187,896
Market Bidco Finco plc, 6.75%, 01/31/31
(c)
.... EUR 1,215 1,412,294
New Immo Holding SA
(c)
5.88%, 04/17/28 ................... 300 364,689
4.88%, 12/08/28 ................... 700 833,114
4.95%, 11/14/30 ................... 400 472,795
Ocado Group plc
(c)
6.25%, 08/06/29
(m)
................. GBP 600 734,212
11.00%, 06/15/30 .................. 830 1,128,456
Performance Food Group, Inc., 6.13%,
09/15/32
(b)
...................... USD 852 878,334
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 293 293,275
US Foods, Inc.
(b)
4.75%, 02/15/29 ................... 135 134,242
7.25%, 01/15/32 ................... 54 56,761
15,438,972
Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35 ....................... 3,042 3,142,189
Ardagh Group SA
9.50%, 12/01/30
(b)
.................. 771 836,410
12.00%, (12.00% Cash or 6.50% PIK),
12/01/30
(a)(b)(j)
................... 1,400 1,266,611
12.00%, (12.00% Cash or 7.50% PIK),
12/01/30
(a)(c)(j)
................... EUR 2,668 2,841,903
Ardagh Metal Packaging Finance USA LLC
3.25%, 09/01/28
(b)
.................. USD 200 192,296
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
3.00%, 09/01/29
(c)
.................. EUR 782 $ 873,830
4.00%, 09/01/29
(b)
.................. USD 3,069 2,889,113
5.00%, 01/30/31
(c)
.................. EUR 493 585,766
6.25%, 01/30/31
(b)
.................. USD 575 588,096
Ardagh Packaging Finance plc, 9.50%,
12/01/30
(c)
...................... 1,619 1,756,081
Ball Corp.
4.25%, 07/01/32 ................... EUR 225 270,597
5.50%, 09/15/33
(b)
.................. USD 215 219,169
Berry Global, Inc.
5.50%, 04/15/28 ................... 1,658 1,707,531
5.80%, 06/15/31 ................... 4,019 4,242,671
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................... 460 468,026
6.88%, 01/15/30 ................... 1,105 1,132,625
6.75%, 04/15/32 ................... 1,821 1,872,488
Crown Americas LLC, 5.88%, 06/01/33
(b)
.... 847 866,311
Fiber Midco SpA, 10.75%, (10.75% Cash or
10.75% PIK), 06/15/29
(c)(j)
............ EUR 371 328,892
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
..... USD 665 597,203
Kleopatra Finco SARL
(c)(e)(l)
4.25%, 03/01/26 ................... EUR 2,559 1,413,449
9.00%, 09/01/29
(a)
.................. 1,042 49,001
LABL, Inc.
(b)
5.88%, 11/01/28 ................... USD 430 269,452
9.50%, 11/01/28 ................... 432 272,579
8.63%, 10/01/31 ................... 339 180,300
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 04/15/30 ................... 7,415 7,356,498
9.25%, 04/15/30 ................... 541 519,360
OI European Group BV
(c)
6.25%, 05/15/28 ................... EUR 928 1,121,961
5.25%, 06/01/29 ................... 866 1,049,957
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................... USD 83 82,570
5.00%, 04/15/29 ................... 119 119,783
6.50%, 07/15/32 ................... 300 311,213
Silgan Holdings, Inc., 4.25%, 02/15/31
(b)
..... EUR 560 666,994
Trivium Packaging Finance BV
6.63%, 07/15/30
(b)
.................. 130 160,871
6.63%, 07/15/30
(c)
.................. 283 350,203
8.25%, 07/15/30
(b)
.................. USD 757 811,494
12.25%, 01/15/31
(b)
................. 200 217,007
41,630,500
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 30 28,912
Gates Corp., 6.88%, 07/01/29 ........... 327 339,583
Resideo Funding, Inc.
4.00%, 09/01/29 ................... 190 183,122
6.50%, 07/15/32 ................... 876 896,615
1,448,232
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 963 983,406
Multiversity SpA
(c)
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
6.32%, 10/30/28
(a)
................ EUR 600 711,909
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.32%, 05/17/31
(a)
................ 1,315 1,562,651
7.13%, 05/17/31 ................... 819 1,027,878
Service Corp. International
4.00%, 05/15/31 ................... USD 419 400,483
5.75%, 10/15/32 ................... 1,881 1,914,369

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Sotheby's
(b)
7.38%, 10/15/27 ................... USD 794 $ 789,353
5.88%, 06/01/29 ................... 400 372,157
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 1,199 1,268,932
9,031,138
Diversified REITs — 0.1%
Digital Realty Trust, Inc., 1.88%, 11/15/29
(b)(m)
.. 89 90,246
GLP Capital LP
5.75%, 06/01/28 ................... 881 903,943
4.00%, 01/15/30 ................... 813 790,367
3.25%, 01/15/32 ................... 754 682,188
6.75%, 12/01/33 ................... 362 393,449
5.63%, 09/15/34 ................... 969 983,097
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
.............. 430 410,506
Simon Property Group LP
2.65%, 07/15/30 ................... 500 468,185
4.38%, 10/01/30 ................... 2,780 2,799,945
Trust Fibra Uno, 7.70%, 01/23/32
(c)
........ 580 637,809
VICI Properties LP
4.63%, 12/01/29
(b)
.................. 1,263 1,260,535
4.95%, 02/15/30 ................... 843 853,119
4.13%, 08/15/30
(b)
.................. 4,674 4,532,309
14,805,698
Diversified Telecommunication Services — 0.7%
Altice Financing SA, 3.00%, 01/15/28
(c)
...... EUR 2,366 1,910,698
Altice France SA
4.75%, 10/15/30
(c)
.................. 1,784 1,970,842
6.88%, 10/15/30
(b)
.................. USD 452 438,785
5.50%, 10/15/31
(c)
.................. EUR 266 297,480
6.50%, 10/15/31
(b)
.................. USD 585 555,572
6.50%, 04/15/32
(b)
.................. 1,070 1,025,924
5.63%, 07/15/32
(c)
.................. EUR 987 1,103,493
6.88%, 07/15/32
(b)
.................. USD 1,090 1,044,877
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
... 375 367,838
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(e)(l)
1,000 500
British Telecommunications plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38%, 12/20/83
(a)(c)
........... GBP 1,726 2,497,500
CCO Holdings LLC
5.38%, 06/01/29
(b)
.................. USD 693 685,183
6.38%, 09/01/29
(b)
.................. 187 189,571
4.75%, 03/01/30
(b)
.................. 1,300 1,241,563
4.50%, 08/15/30
(b)
.................. 810 762,625
4.25%, 02/01/31
(b)
.................. 1,119 1,028,193
4.75%, 02/01/32
(b)
.................. 927 847,224
4.50%, 05/01/32 ................... 780 700,079
4.50%, 06/01/33
(b)
.................. 817 715,168
4.25%, 01/15/34
(b)
.................. 2,869 2,439,437
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 1,543 1,571,519
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... EUR 1,869 2,233,823
Fibercop SpA
4.75%, 06/30/30
(c)
.................. 1,181 1,410,299
5.13%, 06/30/32
(c)
.................. 262 312,932
Series 2033, 6.38%, 11/15/33
(b)
......... USD 222 219,988
Series 2034, 6.00%, 09/30/34
(b)
......... 200 189,469
Flash Compute LLC, 7.25%, 12/31/30
(b)
..... 1,028 1,018,504
Frontier Communications Holdings LLC
5.88%, 10/15/27
(b)
.................. 361 362,166
5.00%, 05/01/28
(b)
.................. 538 538,925
6.75%, 05/01/29
(b)
.................. 128 128,969
5.88%, 11/01/29 ................... 309 312,493
6.00%, 01/15/30
(b)
.................. 264 268,477
8.75%, 05/15/30
(b)
.................. 567 592,096
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
8.63%, 03/15/31
(b)
.................. USD 496 $ 521,883
Iliad SA, 4.25%, 01/09/32
(c)
............. EUR 1,100 1,304,031
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
. 766 911,140
Level 3 Financing, Inc.
(b)
3.63%, 01/15/29 ................... USD 96 88,599
4.88%, 06/15/29 ................... 1,936 1,882,664
6.88%, 06/30/33 ................... 3,939 4,030,899
7.00%, 03/31/34 ................... 3,214 3,312,549
8.50%, 01/15/36 ................... 2,635 2,698,194
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
. EUR 1,345 1,642,345
Lumen Technologies, Inc.
(b)
4.13%, 04/15/29 ................... USD 397 393,347
4.13%, 04/15/30 ................... 397 394,550
10.00%, 10/15/32 .................. 396 397,878
Maya SAS, 7.00%, 04/15/32
(b)
........... 679 699,813
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
...................... 946 959,007
Sprint Capital Corp., 6.88%, 11/15/28 ....... 4,469 4,795,814
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... 175 183,165
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 1,024 1,134,302
TELUS Corp.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.69%), 6.38%,
06/09/56 ...................... 1,415 1,417,348
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.52%), 6.63%,
06/09/56 ...................... 1,665 1,663,372
Turk Telekomunikasyon A/S, 6.95%, 10/07/32
(b)
536 546,886
Verizon Communications, Inc.
2.36%, 03/15/32 ................... 822 724,387
4.75%, 01/15/33 ................... 1,880 1,878,528
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
.. 520 458,436
Virgin Media Secured Finance plc
5.25%, 05/15/29
(c)
.................. GBP 361 470,520
5.50%, 05/15/29
(b)
.................. USD 400 394,062
4.13%, 08/15/30
(c)
.................. GBP 1,242 1,500,178
4.50%, 08/15/30
(b)
.................. USD 258 238,840
Windstream Services LLC
(b)
8.25%, 10/01/31 ................... 3,702 3,886,247
7.50%, 10/15/33 ................... 849 870,317
WULF Compute LLC, 7.75%, 10/15/30
(b)
..... 1,844 1,899,778
Zayo Group Holdings, Inc.
(a)(b)(j)
6.25%, (6.25% Cash or 0.50% PIK), 03/09/30 3,420 3,243,961
9.00%, (9.00% Cash or 1.88% PIK), 09/09/30 186 169,480
73,694,732
Electric Utilities — 1.1%
AEP Transmission Co. LLC, 5.38%, 06/15/35 .. 310 319,727
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
...................... 580 541,564
Alabama Power Co., 3.05%, 03/15/32 ...... 500 463,978
Alliant Energy Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 5.75%, 04/01/56
(a)
............ 1,315 1,312,604
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 309 319,874
American Electric Power Co., Inc.
(a)
Series C, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.13%),
5.80%, 03/15/56 ................. 2,960 2,938,571
Series D, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.94%),
6.05%, 03/15/56 ................. 985 967,792
Arizona Public Service Co., 5.70%, 08/15/34 .. 1,680 1,766,066
Baltimore Gas & Electric Co.
5.30%, 06/01/34 ................... 713 737,890
5.45%, 06/01/35 ................... 1,174 1,216,416

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
California Buyer Ltd.
5.63%, 02/15/32
(c)
.................. EUR 1,754 $ 2,105,660
6.38%, 02/15/32
(b)
.................. USD 236 236,389
CenterPoint Energy Houston Electric LLC
5.05%, 03/01/35 ................... 535 540,220
Series AQ, 4.95%, 08/15/35 ........... 283 285,016
ContourGlobal Power Holdings SA
5.00%, 02/28/30
(c)
.................. EUR 875 1,052,798
6.75%, 02/28/30
(b)
.................. USD 848 874,381
DTE Electric Co.
5.20%, 03/01/34 ................... 208 214,571
Series A, 6.63%, 06/01/36 ............. 115 129,682
Duke Energy Carolinas LLC
4.85%, 03/15/30 ................... 699 719,644
2.55%, 04/15/31 ................... 773 711,560
6.45%, 10/15/32 ................... 244 270,396
4.95%, 01/15/33 ................... 834 858,999
Duke Energy Florida LLC
2.50%, 12/01/29 ................... 231 218,029
1.75%, 06/15/30 ................... 217 195,755
2.40%, 12/15/31 ................... 431 389,370
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $2,980,000), 6.01%, 09/15/35
(f)(i)
..... 2,980 3,054,500
Duke Energy Progress LLC
3.40%, 04/01/32 ................... 934 883,575
5.70%, 04/01/35 ................... 30 31,472
Enel Finance International NV
(b)
4.88%, 06/14/29 ................... 710 729,154
4.38%, 09/30/30 ................... 4,375 4,356,504
Exelon Corp., 4.05%, 04/15/30 ........... 135 133,663
FirstEnergy Corp.
Series B, 3.90%, 07/15/27
(d)
........... 3,905 3,889,420
2.65%, 03/01/30 ................... 2,833 2,641,434
FirstEnergy Transmission LLC, 5.00%, 01/15/35 1,382 1,384,741
Florida Power & Light Co.
4.80%, 05/15/33 ................... 144 146,799
4.95%, 06/01/35 ................... 140 142,069
Georgia Power Co.
Series B, 2.65%, 09/15/29 ............. 540 513,793
4.55%, 03/15/30 ................... 2,856 2,901,715
4.70%, 05/15/32 ................... 1,523 1,543,724
5.25%, 03/15/34 ................... 168 173,447
Interstate Power & Light Co.
5.70%, 10/15/33 ................... 136 142,683
4.95%, 09/30/34 ................... 882 878,086
MidAmerican Energy Co.
3.10%, 05/01/27 ................... 477 472,383
5.35%, 01/15/34 ................... 143 149,281
5.75%, 11/01/35 ................... 80 85,315
Minejesa Capital BV, 5.63%, 08/10/37
(b)
..... 511 506,529
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27 ................... 895 905,635
4.85%, 02/04/28 ................... 1,090 1,109,968
2.75%, 11/01/29 ................... 794 756,231
2.44%, 01/15/32 ................... 571 508,500
5.05%, 02/28/33 ................... 274 280,425
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(a)
..................... 172 183,625
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
..................... 1,101 1,076,421
NRG Energy, Inc.
(b)
2.45%, 12/02/27 ................... 2,180 2,106,687
5.75%, 07/15/29 ................... 764 760,260
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.00%, 02/01/33 ................... USD 1,182 $ 1,205,402
5.75%, 01/15/34 ................... 1,106 1,117,248
6.25%, 11/01/34 ................... 1,430 1,468,632
6.00%, 01/15/36 ................... 3,242 3,284,935
Ohio Power Co.
Series Q, 1.63%, 01/15/31 ............ 1,049 920,561
5.00%, 06/01/33 ................... 660 668,717
5.65%, 06/01/34 ................... 508 529,718
Series F, 5.85%, 10/01/35 ............. 129 136,404
Pacific Gas & Electric Co.
5.55%, 05/15/29 ................... 1,500 1,547,657
4.55%, 07/01/30 ................... 5,838 5,812,919
2.50%, 02/01/31 ................... 5,344 4,809,390
3.25%, 06/01/31 ................... 999 929,558
6.95%, 03/15/34 ................... 1,327 1,475,777
5.80%, 05/15/34 ................... 3,150 3,271,488
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
89 87,779
PECO Energy Co.
4.90%, 06/15/33 ................... 537 548,597
4.88%, 09/15/35 ................... 218 220,029
5.95%, 10/01/36 ................... 197 212,983
PG&E Corp.
5.25%, 07/01/30 ................... 523 519,296
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38%,
03/15/55
(a)
..................... 3,476 3,620,222
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 2,307 2,377,162
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 581 595,001
Public Service Electric & Gas Co.
1.90%, 08/15/31 ................... 427 376,871
3.10%, 03/15/32 ................... 179 165,843
4.90%, 12/15/32 ................... 824 842,081
Series Q, 5.05%, 03/01/35 ............ 1,120 1,144,224
Southern California Edison Co.
Series G, 2.50%, 06/01/31 ............ 1,010 905,735
2.75%, 02/01/32 ................... 1,160 1,032,136
Southern Co. (The)
5.20%, 06/15/33 ................... 2,256 2,317,878
5.70%, 03/15/34 ................... 588 619,028
4.85%, 03/15/35 ................... 1,475 1,456,861
4.25%, 07/01/36 ................... 421 394,551
System Energy Resources, Inc., 5.30%, 12/15/34 927 936,989
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
...................... 2,884 2,962,629
Vistra Operations Co. LLC
(b)
4.38%, 05/01/29 ................... 7,333 7,240,932
4.30%, 07/15/29 ................... 1,399 1,389,245
7.75%, 10/15/31 ................... 142 150,403
6.88%, 04/15/32 ................... 777 818,508
5.70%, 12/30/34 ................... 2,401 2,478,221
VoltaGrid LLC, 7.38%, 11/01/30
(b)
......... 2,763 2,737,430
Wisconsin Electric Power Co., 4.60%, 10/01/34 2,305 2,283,383
XPLR Infrastructure Operating Partners LP
(b)
8.38%, 01/15/31 ................... 878 921,576
7.75%, 04/15/34 ................... 1,026 1,042,716
119,411,706
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... 289 285,448
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 432 430,538
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 162 166,535
Sensata Technologies, Inc.
4.38%, 02/15/30 ................... 694 677,830
3.75%, 02/15/31 ................... 904 848,382

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
6.63%, 07/15/32 ................... USD 1,511 $ 1,582,126
Zebra Technologies Corp., 6.50%, 06/01/32 ... 128 132,317
3,837,728
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.25%, 04/01/28 ................... 456 458,617
6.63%, 09/01/32 ................... 1,741 1,795,589
Deepocean Ltd., 6.00%, 04/08/31
(c)
........ EUR 942 1,135,801
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. USD 210 222,462
Enerflex, Inc., 6.88%, 01/15/31
(b)
......... 175 178,927
Kodiak Gas Services LLC
(b)
7.25%, 02/15/29 ................... 855 889,501
6.50%, 10/01/33 ................... 985 1,005,895
6.75%, 10/01/35 ................... 430 442,130
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
.... 231 227,044
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 83 86,230
Oceaneering International, Inc., 6.00%, 02/01/28 360 364,041
OEG Finance plc, 7.25%, 09/27/29
(c)
....... EUR 2,141 2,630,106
Star Holding LLC, 8.75%, 08/01/31
(b)
....... USD 272 261,898
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 320 343,341
Transocean International Ltd.
(b)
8.25%, 05/15/29 ................... 153 154,201
8.75%, 02/15/30 ................... 21 21,943
8.50%, 05/15/31 ................... 329 325,883
7.88%, 10/15/32 ................... 331 345,697
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
...................... 96 97,557
USA Compression Partners LP
(b)
7.13%, 03/15/29 ................... 766 792,895
6.25%, 10/01/33 ................... 1,435 1,452,206
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 271 281,966
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 751 797,399
Weatherford International Ltd., 6.75%, 10/15/33
(b)
1,201 1,229,959
15,541,288
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... 83 86,129
Electronic Arts, Inc., 2.95%, 02/15/51 ....... 290 267,499
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
...................... 32 32,065
Netflix, Inc.
4.88%, 04/15/28 ................... 976 996,899
5.38%, 11/15/29
(b)
.................. 388 404,456
Odeon Finco plc, 12.75%, 11/01/27
(b)
....... 342 352,624
Pinewood Finco plc, 6.00%, 03/27/30
(c)
...... GBP 1,928 2,613,472
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 154 138,101
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(b)
648 618,840
Warnermedia Holdings, Inc.
3.76%, 03/15/27 ................... 2,127 2,112,690
5.05%, 03/15/42 ................... 3,024 2,128,140
9,750,915
Financial Services — 0.7%
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 3,020 3,050,133
Block, Inc.
2.75%, 06/01/26 ................... 102 101,391
5.63%, 08/15/30
(b)
.................. 528 538,730
6.50%, 05/15/32 ................... 2,214 2,302,250
6.00%, 08/15/33
(b)
.................. 675 692,961
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
954 1,013,959
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c)(j)
............. GBP 1,264 1,687,833
CrossCountry Intermediate HoldCo LLC
(b)
6.50%, 10/01/30 ................... USD 419 427,378
6.75%, 12/01/32 ................... 215 218,489
Security
Par (000)
Par (000) Value
Financial Services (continued)
Encore Issuances SA, (1-mo. EURIBOR +
3.00%), 4.93%, 08/14/26
(a)(c)
........... EUR 819 $ 966,138
Fidelity National Information Services, Inc.
2.25%, 03/01/31 ................... USD 1,169 1,042,931
5.10%, 07/15/32 ................... 1,595 1,629,330
Fiserv, Inc.
5.60%, 03/02/33 ................... 582 600,728
5.63%, 08/21/33 ................... 742 765,123
5.45%, 03/15/34 ................... 191 193,658
5.15%, 08/12/34 ................... 174 172,655
Freedom Mortgage Holdings LLC
(b)
9.25%, 02/01/29 ................... 240 251,724
6.88%, 05/01/31 ................... 227 227,136
9.13%, 05/15/31 ................... 879 944,096
8.38%, 04/01/32 ................... 559 588,440
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
.. EUR 1,865 2,098,694
Garfunkelux Holdco 4 SA, 10.50%, (10.50%
Cash or 10.50% PIK), 05/01/30
(c)(j)
....... 190 —
Global Payments, Inc.
2.15%, 01/15/27 ................... USD 1,406 1,376,425
3.20%, 08/15/29 ................... 208 198,337
5.30%, 08/15/29 ................... 879 899,064
4.88%, 11/15/30 ................... 4,905 4,910,469
2.90%, 11/15/31 ................... 754 675,751
Intrum Investments & Financing AB
(c)
8.00%, 09/11/27 ................... EUR 1,138 1,354,807
Series 1, 7.75%, 09/11/28
(b)
............ 496 508,037
8.50%, 09/11/29 ................... 487 483,790
ION Platform Finance SARL
(c)
7.88%, 05/01/29 ................... 2,694 3,213,245
6.50%, 09/30/30 ................... 729 829,045
6.88%, 09/30/32 ................... 562 631,756
Midcap Financial Issuer Trust
(b)
6.50%, 05/01/28 ................... USD 688 686,796
5.63%, 01/15/30 ................... 600 561,995
Midnights SPV SRL, (3-mo. EURIBOR + 3.15%),
5.20%, 08/22/26
(a)(c)(f)
............... EUR 4,688 5,501,461
Nationwide Building Society
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% ..... GBP 511 688,031
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% ..... 499 700,101
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.59%), 7.88% ..... 225 320,364
NTT Finance Corp.
(b)
5.10%, 07/02/27 ................... USD 521 529,121
4.57%, 07/16/27 ................... 2,067 2,084,440
4.62%, 07/16/28 ................... 1,077 1,091,324
PennyMac Financial Services, Inc.
(b)
7.88%, 12/15/29 ................... 796 846,982
7.13%, 11/15/30 ................... 81 85,150
6.88%, 05/15/32 ................... 721 754,811
6.75%, 02/15/34 ................... 658 680,192
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(c)
...................... EUR 1,839 2,107,163
Progroup AG
(c)
5.13%, 04/15/29 ................... 668 806,144
5.38%, 04/15/31 ................... 1,026 1,232,532
Rocket Cos., Inc.
(b)
6.50%, 08/01/29 ................... USD 558 575,514
6.13%, 08/01/30 ................... 2,331 2,409,506
7.13%, 02/01/32 ................... 1,545 1,625,338
6.38%, 08/01/33 ................... 1,676 1,747,430
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ................... 733 722,308

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.88%, 03/01/31 ................... USD 54 $ 51,278
4.00%, 10/15/33 ................... 369 342,837
Shift4 Payments LLC
6.75%, 08/15/32
(b)
.................. 2,337 2,412,934
5.50%, 05/15/33
(c)
.................. EUR 1,791 2,155,463
5.50%, 05/15/33
(b)
.................. 415 499,451
Stena International SA
7.25%, 01/15/31
(c)
.................. USD 1,138 1,160,084
7.25%, 01/15/31
(b)
.................. 868 884,844
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $5,136,463), (3-mo. EURIBOR
+ 3.25%), 5.77%, 08/22/27
(a)(c)(f)(i)
........ EUR 4,644 5,426,169
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(j)
............ 2,952 622,370
UWM Holdings LLC
(b)
6.63%, 02/01/30 ................... USD 507 513,378
6.25%, 03/15/31 ................... 784 782,750
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 162 166,200
WEX, Inc., 6.50%, 03/15/33
(b)
........... 1,138 1,164,926
Worldline SA
(c)
0.00%, 07/30/26
(m)(n)
................ EUR 114 130,260
0.88%, 06/30/27 ................... 600 639,234
4.13%, 09/12/28 ................... 200 211,713
5.25%, 11/27/29 ................... 300 311,159
77,826,256
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
....... USD 99 97,403
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b)(j)
............. 3,863 4,029,127
Chobani LLC
(b)
4.63%, 11/15/28 ................... 855 855,157
7.63%, 07/01/29 ................... 1,109 1,156,822
Darling Global Finance BV
4.50%, 07/15/32
(c)
.................. EUR 1,191 1,417,956
4.50%, 07/15/32
(b)
.................. 285 339,310
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 333 338,438
Fiesta Purchaser, Inc.
(b)
7.88%, 03/01/31 ................... 47 49,016
9.63%, 09/15/32 ................... 96 100,610
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(c)
.. EUR 909 1,076,279
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.85%, 12/15/29
(a)(c)
........... 1,150 1,373,348
Kraft Heinz Foods Co.
3.88%, 05/15/27 ................... USD 562 560,488
3.75%, 04/01/30 ................... 1,306 1,278,303
5.20%, 03/15/32 ................... 186 191,268
5.40%, 03/15/35 ................... 2,767 2,842,833
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
298 288,260
Mars, Inc., 4.80%, 03/01/30
(b)
........... 3,166 3,235,534
Post Holdings, Inc.
(b)
4.63%, 04/15/30 ................... 50 48,688
4.50%, 09/15/31 ................... 107 101,441
6.25%, 02/15/32 ................... 13 13,357
6.38%, 03/01/33 ................... 341 344,410
6.25%, 10/15/34 ................... 432 434,398
6.50%, 03/15/36 ................... 768 769,038
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... 345 332,387
Tereos Finance Groupe I SA
(c)
4.75%, 04/30/27 ................... EUR 240 281,243
7.25%, 04/15/28 ................... 850 1,009,521
22,564,635
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
AmeriGas Partners LP, 9.50%, 06/01/30
(b)
.... USD 192 $ 204,536
Atmos Energy Corp.
1.50%, 01/15/31 ................... 184 161,388
5.90%, 11/15/33 ................... 218 235,657
Ferrellgas LP, 9.25%, 01/15/31
(b)
......... 309 318,251
Promigas SA ESP, 3.75%, 10/16/29
(c)
....... 580 544,701
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
...................... 239 229,447
1,693,980
Ground Transportation — 0.4%
Albion Financing 1 SARL
5.38%, 05/21/30
(c)
.................. EUR 692 838,771
7.00%, 05/21/30
(b)
.................. USD 1,722 1,797,270
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 ................... EUR 581 644,756
6.13%, 11/30/28 ................... GBP 794 1,004,642
6.50%, 07/10/31 ................... EUR 2,035 2,229,734
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
...................... 522 473,160
Boels Topholding BV
(c)
6.25%, 02/15/29 ................... 1,209 1,465,509
5.75%, 05/15/30 ................... 1,381 1,678,119
CSX Corp., 3.80%, 03/01/28 ............ USD 1,211 1,209,141
EC Finance plc, 3.25%, 10/15/26
(c)(d)
....... EUR 1,086 1,262,866
Edge Finco plc, 8.13%, 08/15/31
(c)
........ GBP 2,397 3,433,021
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. USD 475 489,845
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 155 156,343
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.60%, 07/31/30
(a)
................ EUR 1,505 1,787,640
5.00%, 04/30/31 ................... 1,851 2,205,988
Loxam SAS
(c)
6.38%, 05/31/29 ................... 496 603,008
4.25%, 02/15/30 ................... 558 659,775
4.25%, 02/15/31 ................... 894 1,051,053
Mobico Group plc
(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a)(k)
... GBP 1,031 817,813
4.88%, 09/26/31 ................... EUR 1,608 1,495,842
Norfolk Southern Corp.
5.05%, 08/01/30 ................... USD 2,225 2,306,563
4.45%, 03/01/33 ................... 1,882 1,876,907
5.10%, 05/01/35 ................... 905 924,340
Penske Truck Leasing Co. LP
(b)
5.35%, 01/12/27 ................... 1,035 1,046,809
4.20%, 04/01/27 ................... 414 414,036
5.55%, 05/01/28 ................... 265 272,562
5.35%, 03/30/29 ................... 952 979,622
5.25%, 07/01/29 ................... 635 652,433
Ryder System, Inc., 6.60%, 12/01/33 ....... 553 616,408
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.77%, 04/22/30 ................. EUR 2,373 2,690,597
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.30%, 02/24/31
(b)(c)
............... 174 196,103
Uber Technologies, Inc.
4.30%, 01/15/30 ................... USD 2,078 2,090,978
4.15%, 01/15/31 ................... 1,210 1,205,524
4.80%, 09/15/34 ................... 668 667,806
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... 295 308,956
41,553,940
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................... 1,038 1,032,360

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
3.88%, 11/01/29 ................... USD 71 $ 67,894
Bausch + Lomb Corp.
8.38%, 10/01/28
(b)
.................. 2,448 2,555,100
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87%, 01/15/31
(a)(c)
............... EUR 544 649,383
Baxter International, Inc.
3.95%, 04/01/30 ................... USD 355 345,739
2.54%, 02/01/32 ................... 302 263,167
Becton Dickinson & Co., 4.87%, 02/08/29 .... 1,690 1,723,560
DENTSPLY SIRONA, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.38%), 8.38%, 09/12/55
(a)
............ 445 416,578
Hologic, Inc., 3.25%, 02/15/29
(b)
.......... 26 25,625
Insulet Corp., 6.50%, 04/01/33
(b)
.......... 187 194,926
Medline Borrower LP
(b)
3.88%, 04/01/29 ................... 164 160,115
6.25%, 04/01/29 ................... 1,447 1,495,853
5.25%, 10/01/29 ................... 3,407 3,425,418
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 316 337,018
Solventum Corp., 5.45%, 03/13/31 ........ 782 815,721
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
216 226,545
13,735,002
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 138 139,381
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 872 864,388
Banner Health
2.34%, 01/01/30 ................... 87 81,199
1.90%, 01/01/31 ................... 821 734,713
Centene Corp.
4.25%, 12/15/27 ................... 5,915 5,880,175
4.63%, 12/15/29 ................... 4,364 4,232,834
3.38%, 02/15/30 ................... 3,595 3,308,243
3.00%, 10/15/30 ................... 25 22,363
2.63%, 08/01/31 ................... 1,761 1,514,714
Clariane SE
(c)
0.88%, 03/06/27
(m)
................. EUR 1,231 822,716
7.88%, 06/27/30 ................... 1,100 1,317,052
CommonSpirit Health, 5.21%, 12/01/31 ..... USD 1,116 1,154,877
Community Health Systems, Inc.
(b)
6.00%, 01/15/29 ................... 805 804,771
5.25%, 05/15/30 ................... 399 374,738
4.75%, 02/15/31 ................... 1,112 990,664
10.88%, 01/15/32 .................. 397 433,302
9.75%, 01/15/34 ................... 2,226 2,338,031
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 208 217,527
DaVita, Inc.
(b)
6.88%, 09/01/32 ................... 24 24,983
6.75%, 07/15/33 ................... 183 189,752
Elevance Health, Inc.
4.10%, 05/15/32 ................... 211 205,313
4.60%, 09/15/32 ................... 3,260 3,258,321
5.38%, 06/15/34 ................... 2,080 2,149,503
5.20%, 02/15/35 ................... 195 199,181
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 814 1,019,369
Gruppo San Donato SpA, 6.50%, 10/31/31
(c)
.. 441 527,495
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 173 162,681
HCA, Inc.
5.25%, 03/01/30 ................... 4,480 4,624,824
3.50%, 09/01/30 ................... 3,582 3,444,660
5.45%, 04/01/31 ................... 2,195 2,290,919
2.38%, 07/15/31 ................... 1,416 1,269,573
5.45%, 09/15/34 ................... 586 603,020
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 1,648 1,618,987
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Humana, Inc.
3.13%, 08/15/29 ................... USD 908 $ 870,705
4.88%, 04/01/30 ................... 598 606,433
5.38%, 04/15/31 ................... 2,589 2,676,727
2.15%, 02/03/32 ................... 434 376,201
5.95%, 03/15/34 ................... 377 395,370
5.55%, 05/01/35 ................... 1,290 1,317,026
LifePoint Health, Inc.
(b)
9.88%, 08/15/30 ................... 188 202,418
11.00%, 10/15/30 .................. 1,374 1,506,776
8.38%, 02/15/32 ................... 1,266 1,374,198
10.00%, 06/01/32 .................. 494 524,670
Mehilainen Yhtiot Oy
(c)
5.13%, 06/30/32 ................... EUR 1,211 1,444,770
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.39%, 06/30/32
(a)
................ 221 262,287
Molina Healthcare, Inc.
(b)
6.50%, 02/15/31 ................... USD 683 701,461
6.25%, 01/15/33 ................... 245 249,769
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 406 396,674
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 125 131,250
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 1,635 1,744,885
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
2,616 2,646,001
Sutter Health
Series 2018, 3.70%, 08/15/28 .......... 544 540,748
Series 20A, 2.29%, 08/15/30 ........... 728 669,500
5.16%, 08/15/33 ................... 485 498,783
Tenet Healthcare Corp.
6.13%, 06/15/30 ................... 141 144,284
6.75%, 05/15/31 ................... 1,000 1,040,509
6.00%, 11/15/33
(b)
.................. 835 859,711
UnitedHealth Group, Inc.
4.40%, 06/15/28 ................... 950 960,467
4.80%, 01/15/30 ................... 1,090 1,116,412
5.30%, 02/15/30 ................... 2,986 3,113,086
4.65%, 01/15/31 ................... 4,826 4,909,154
4.90%, 04/15/31 ................... 1,835 1,884,140
4.95%, 01/15/32 ................... 2,007 2,057,296
5.30%, 06/15/35 ................... 430 445,210
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
671 675,975
83,163,165
Health Care REITs — 0.2%
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
243 248,464
DOC DR LLC
4.30%, 03/15/27 ................... 758 759,089
3.95%, 01/15/28 ................... 480 477,275
Healthpeak OP LLC
1.35%, 02/01/27 ................... 647 628,138
3.00%, 01/15/30 ................... 337 319,296
5.25%, 12/15/32 ................... 1,093 1,120,338
4.75%, 01/15/33 ................... 219 217,807
MPT Operating Partnership LP
0.99%, 10/15/26 ................... EUR 144 160,760
7.00%, 02/15/32
(b)
.................. 305 372,467
7.00%, 02/15/32
(c)
.................. 1,148 1,401,939
8.50%, 02/15/32
(b)
.................. USD 1,875 2,002,375
Ventas Realty LP
5.63%, 07/01/34 ................... 569 594,536
5.00%, 01/15/35 ................... 2,450 2,453,002
Welltower OP LLC
4.50%, 07/01/30 ................... 4,899 4,953,607
2.75%, 01/15/31 ................... 694 645,515
2.75%, 01/15/32 ................... 1,064 967,959

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
3.85%, 06/15/32 ................... USD 970 $ 935,999
18,258,566
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 770 804,587
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 367 376,685
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 129 132,038
RHP Hotel Properties LP
(b)
4.50%, 02/15/29 ................... 77 76,233
6.50%, 04/01/32 ................... 1,837 1,905,126
6.50%, 06/15/33 ................... 717 745,348
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.... 56 55,688
Service Properties Trust
0.00%, 09/30/27
(b)(n)
................. 479 432,852
8.63%, 11/15/31
(b)
.................. 3,632 3,814,929
8.88%, 06/15/32 ................... 705 695,449
XHR LP, 6.63%, 05/15/30
(b)
............. 122 125,914
8,360,262
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
4.38%, 01/15/28 ................... 275 273,266
4.00%, 10/15/30 ................... 353 336,199
Acushnet Co., 5.63%, 12/01/33
(b)
......... 192 194,157
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30
(c)
.................. EUR 2,239 2,763,083
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
...................... 885 1,039,230
Arcos Dorados BV, 6.38%, 01/29/32
(c)
...... USD 604 639,135
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.75%,
07/18/30
(a)(c)
..................... EUR 362 422,904
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... USD 313 308,720
Brightstar Lottery plc, 5.75%, 01/15/33
(b)
..... 413 410,041
Caesars Entertainment, Inc.
(b)
7.00%, 02/15/30 ................... 918 950,733
6.50%, 02/15/32 ................... 939 961,934
Carnival Corp.
(b)
5.88%, 06/15/31 ................... 354 365,648
5.75%, 08/01/32 ................... 3,068 3,148,630
6.13%, 02/15/33 ................... 1,026 1,059,437
Carnival plc, 4.13%, 07/15/31
(b)
.......... EUR 615 731,782
Churchill Downs, Inc.
(b)
4.75%, 01/15/28 ................... USD 608 605,740
5.75%, 04/01/30 ................... 1,368 1,381,323
6.75%, 05/01/31 ................... 1,017 1,054,554
Cirsa Finance International SARL
(c)
4.88%, 10/15/31 ................... EUR 339 408,974
(3-mo. EURIBOR + 3.00%), 5.10%,
10/15/32
(a)
..................... 497 589,256
Deuce Finco plc
(c)
7.00%, 11/20/31 ................... GBP 826 1,124,496
(3-mo. EURIBOR + 3.50%), 5.55%,
11/20/32
(a)
..................... EUR 562 669,869
Entain plc, 4.88%, 11/30/31
(c)
............ 949 1,122,689
Essendi SA
(c)
5.38%, 05/15/30 ................... 659 795,506
5.50%, 11/15/31 ................... 372 448,180
5.63%, 05/15/32 ................... 955 1,150,339
(3-mo. EURIBOR + 3.75%), 5.81%,
05/15/32
(a)
..................... 389 463,009
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................... USD 222 215,614
6.75%, 01/15/30 ................... 311 295,691
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Flutter Treasury DAC, 4.00%, 06/04/31
(c)
..... EUR 898 $ 1,052,635
Food Service Project SA, 5.50%, 01/21/27
(c)
.. 1,061 1,249,001
Fortune Star BVI Ltd., 5.88%, 11/20/30
(c)
..... 490 567,930
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
...................... CHF 2,455 3,084,051
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... USD 604 610,130
Hilton Domestic Operating Co., Inc.
(b)
6.13%, 04/01/32 ................... 138 142,900
5.88%, 03/15/33 ................... 472 485,587
5.75%, 09/15/33 ................... 51 52,194
5.50%, 03/31/34 ................... 441 444,029
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 ................... 183 187,953
7.50%, 09/01/31 ................... 380 396,466
6.25%, 10/01/33 ................... 443 448,492
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 945 985,805
Lottomatica Group SpA, 4.88%, 01/31/31
(c)
... EUR 862 1,043,255
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 368 264,140
Melco Resorts Finance Ltd.
(b)
5.75%, 07/21/28 ................... 200 199,766
5.38%, 12/04/29 ................... 1,088 1,075,096
7.63%, 04/17/32 ................... 1,114 1,169,700
6.50%, 09/24/33 ................... 686 686,892
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................. 600 534,466
MGM Resorts International, 6.13%, 09/15/29 .. 512 526,167
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 406 399,355
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 316 329,399
Motion Bondco DAC, 6.63%, 11/15/27
(b)
..... 409 397,132
Motion Finco SARL, 7.38%, 06/15/30
(c)
...... EUR 1,285 1,370,590
NCL Corp. Ltd.
(b)
5.88%, 01/15/31 ................... USD 92 91,652
6.75%, 02/01/32 ................... 877 897,980
6.25%, 09/15/33 ................... 1,429 1,428,398
Pinnacle Bidco plc
(c)
8.25%, 10/11/28 ................... EUR 376 462,436
10.00%, 10/11/28 .................. GBP 1,379 1,956,402
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................... USD 270 204,525
5.88%, 09/01/31 ................... 342 226,575
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 188 192,201
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(b)
256 261,307
Sabre GLBL, Inc.
(b)
10.75%, 11/15/29 .................. 100 85,033
10.75%, 03/15/30 .................. 284 233,542
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
295 262,184
Station Casinos LLC
(b)
4.50%, 02/15/28 ................... 519 514,712
4.63%, 12/01/31 ................... 60 56,883
6.63%, 03/15/32 ................... 538 550,731
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.69%,
07/31/29
(a)
..................... EUR 924 1,058,387
10.75%, 07/31/29 .................. GBP 585 778,736
TUI AG, 5.88%, 03/15/29
(c)
............. EUR 558 678,394
TUI Cruises GmbH
(c)
6.25%, 04/15/29 ................... 1,261 1,541,134
5.00%, 05/15/30 ................... 714 860,978
Vail Resorts, Inc.
(b)
5.63%, 07/15/30 ................... USD 290 294,715
6.50%, 05/15/32 ................... 338 350,759

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Viking Cruises Ltd.
(b)
7.00%, 02/15/29 ................... USD 87 $ 87,504
9.13%, 07/15/31 ................... 835 894,152
5.88%, 10/15/33 ................... 983 998,200
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 76 76,121
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 472 500,849
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
...................... 279 275,133
Wynn Macau Ltd.
(b)
5.63%, 08/26/28 ................... 2,704 2,698,646
5.13%, 12/15/29 ................... 414 410,266
6.75%, 02/15/34 ................... 847 858,909
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................... 112 112,664
7.13%, 02/15/31 ................... 1,388 1,501,938
6.25%, 03/15/33 ................... 845 863,992
63,899,308
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................... 294 280,297
4.63%, 04/01/30 ................... 126 120,329
6.88%, 08/01/33 ................... 610 610,485
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 63 63,150
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................... 986 953,773
4.88%, 02/15/30 ................... 969 902,579
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 316 319,539
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 115 118,354
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 56 57,762
K. Hovnanian Enterprises, Inc.
(b)
8.00%, 04/01/31 ................... 837 854,214
8.38%, 10/01/33 ................... 594 603,676
LGI Homes, Inc.
(b)
8.75%, 12/15/28 ................... 166 173,149
7.00%, 11/15/32 ................... 273 260,953
Mattamy Group Corp.
(b)
4.63%, 03/01/30 ................... 502 487,342
6.00%, 12/15/33 ................... 123 121,907
Meritage Homes Corp., 1.75%, 05/15/28
(m)
... 634 623,536
New Home Co., Inc. (The)
(b)
9.25%, 10/01/29 ................... 245 255,698
8.50%, 11/01/30 ................... 104 107,105
Newell Brands, Inc., 8.50%, 06/01/28
(b)
...... 257 269,478
Somnigroup International, Inc.
(b)
4.00%, 04/15/29 ................... 298 290,337
3.88%, 10/15/31 ................... 108 100,946
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 197 206,923
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
...................... 188 193,432
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 363 364,682
8,339,646
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 137 131,305
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30%, 03/15/29 ................... 483 498,302
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15%,
06/10/55
(a)
..................... 860 900,540
AES Corp. (The)
3.95%, 07/15/30
(b)
.................. 268 261,577
2.45%, 01/15/31 ................... 1,325 1,201,296
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Calpine Corp.
(b)
4.50%, 02/15/28 ................... USD 12 $ 12,008
5.13%, 03/15/28 ................... 4,738 4,743,311
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................... 431 430,061
3.75%, 01/15/32 ................... 479 435,376
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 95 101,018
Orsted A/S, (5-Year EUR Swap Annual + 1.86%),
1.50%, 02/18/3021
(a)(c)
.............. EUR 823 826,557
TransAlta Corp., 5.88%, 02/01/34
(b)
........ USD 382 384,640
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a)(b)(k)
..................... 2,514 2,577,207
XPLR Infrastructure LP, 2.50%, 06/15/26
(b)(m)
.. 1,506 1,477,838
13,849,731
Industrial Conglomerates — 0.2%
3M Co.
2.38%, 08/26/29 ................... 2,334 2,200,289
4.80%, 03/15/30 ................... 1,307 1,336,007
5.15%, 03/15/35 ................... 3,792 3,875,794
Honeywell International, Inc.
4.65%, 07/30/27 ................... 991 1,003,710
4.70%, 02/01/30 ................... 1,517 1,550,338
4.95%, 09/01/31 ................... 2,943 3,041,611
Siemens Funding BV, 4.60%, 05/28/30
(b)
..... 3,245 3,311,520
16,319,269
Industrial REITs — 0.0%
Prologis LP
2.25%, 01/15/32 ................... 260 230,065
4.63%, 01/15/33 ................... 279 281,550
5.13%, 01/15/34 ................... 255 261,773
5.00%, 03/15/34 ................... 242 246,471
5.00%, 01/31/35 ................... 826 835,981
Trust 2401, 6.95%, 01/30/44
(b)
........... 289 301,468
2,157,308
Insurance — 0.7%
Achmea BV
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.78%),
4.63% ........................ EUR 400 467,552
(5-Year EURIBOR ICE Swap Rate + 3.74%),
6.13% ........................ 300 363,210
(5-Year EURIBOR ICE Swap Rate + 3.21%),
5.75% ........................ 350 398,466
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
... USD 1,773 1,800,978
Aegon Ltd., (5-Year EUR Swap Annual + 5.21%),
5.63%
(a)(c)(k)
..................... EUR 567 680,170
Ageas SA/NV, (5-Year EURIBOR ICE Swap Rate
+ 3.04%), 5.88%
(a)(c)(k)
............... 600 709,337
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................... USD 2,437 2,421,509
6.75%, 10/15/27 ................... 481 483,826
6.75%, 04/15/28 ................... 337 343,125
5.88%, 11/01/29 ................... 1,066 1,065,062
7.00%, 01/15/31 ................... 1,274 1,321,744
7.38%, 10/01/32 ................... 1,763 1,828,000
AmWINS Group, Inc.
(b)
6.38%, 02/15/29 ................... 230 236,535
4.88%, 06/30/29 ................... 900 885,100
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
...................... 516 522,036
Aon Corp.
2.80%, 05/15/30 ................... 912 861,099
2.60%, 12/02/31 ................... 207 187,064

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
5.00%, 09/12/32 ................... USD 525 $ 537,744
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
284 286,836
Ardonagh Finco Ltd.
6.88%, 02/15/31
(c)
.................. EUR 2,310 2,797,978
7.75%, 02/15/31
(b)
.................. USD 2,804 2,939,587
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
3,539 3,678,100
Arthur J Gallagher & Co., 5.15%, 02/15/35 ... 1,235 1,247,925
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%,
12/31/32
(b)
...................... 1,399 1,451,618
Athora Netherlands NV, (5-Year EURIBOR ICE
Swap Rate + 4.57%), 6.75%
(a)(c)(k)
........ EUR 863 1,053,264
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.60%), 5.75%
(a)(c)(k)
................ 400 487,010
BNP Paribas Cardif SA, (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00%
(a)(c)(k)
........ 2,400 2,837,098
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(k)
..................... GBP 466 536,195
Howden UK Refinance plc
(b)
7.25%, 02/15/31 ................... USD 3,594 3,701,116
8.13%, 02/15/32 ................... 1,475 1,522,690
HUB International Ltd.
(b)
7.25%, 06/15/30 ................... 4,306 4,520,977
7.38%, 01/31/32 ................... 8,397 8,813,105
Jones Deslauriers Insurance Management, Inc.
(b)
8.50%, 03/15/30 ................... 644 674,981
6.88%, 10/01/33 ................... 643 620,876
Just Group plc
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.27%), 5.00%
(a)(c)(k)
.. GBP 750 916,200
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(k)
................ 793 1,029,844
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 ................... USD 204 186,269
5.88%, 08/01/33 ................... 370 400,121
Met Tower Global Funding, 5.25%, 04/12/29
(b)
. 2,621 2,707,742
Metropolitan Life Global Funding I
(b)
5.40%, 09/12/28 ................... 400 414,206
3.30%, 03/21/29 ................... 450 438,323
3.05%, 06/17/29 ................... 150 144,491
2.95%, 04/09/30 ................... 1,187 1,125,967
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. 5,026 5,208,183
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a)(c)(k)
......... 600 640,954
Ryan Specialty LLC
(b)
4.38%, 02/01/30 ................... 392 384,723
5.88%, 08/01/32 ................... 614 627,366
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 800 985,084
USI, Inc., 7.50%, 01/15/32
(b)
............ USD 1,369 1,434,820
68,926,206
Interactive Media & Services — 0.0%
Alphabet, Inc., 4.38%, 11/15/32 .......... 1,590 1,595,395
Snap, Inc.
(b)
6.88%, 03/01/33 ................... 1,420 1,471,468
6.88%, 03/15/34 ................... 793 816,490
3,883,353
IT Services — 0.6%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
...................... EUR 1,959 2,321,315
Atos SE
(c)(d)
9.36%, 12/18/29 ................... 2,177 2,930,623
5.20%, 12/18/30 ................... 1,409 1,633,383
1.04%, 12/18/32 ................... 2,104 1,619,459
Security
Par (000)
Par (000) Value
IT Services (continued)
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... USD 41,963 $ 44,333,705
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................... 693 676,372
5.63%, 09/15/28 ................... 311 303,956
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
6.69%, 05/15/28 ................. EUR 865 1,025,815
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
7.56%, 05/15/28 ................. 1,876 2,229,323
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... USD 542 503,937
Engineering - Ingegneria Informatica - SpA,
8.63%, 02/15/30
(c)
................. EUR 329 414,604
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 1,932 2,015,926
ION Platform Finance US, Inc.
(b)
4.63%, 05/01/28 ................... 250 231,305
5.00%, 05/01/28 ................... 563 522,608
5.75%, 05/15/28 ................... 1,299 1,224,926
8.75%, 05/01/29 ................... 200 202,622
9.50%, 05/30/29 ................... 200 202,540
9.00%, 08/01/29 ................... 200 196,908
7.88%, 09/30/32 ................... 2,112 2,003,987
Twilio, Inc.
3.63%, 03/15/29 ................... 160 154,556
3.88%, 03/15/31 ................... 139 132,845
United Group BV, 6.25%, 01/31/32
(c)
....... EUR 791 933,114
65,813,829
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. USD 201 190,448
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 173 176,824
367,272
Machinery — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
... 589 606,662
ATS Corp., 4.13%, 12/15/28
(b)
........... 314 306,286
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................... 297 309,547
9.50%, 01/01/31 ................... 398 422,451
Daimler Truck Finance North America LLC,
3.65%, 04/07/27
(b)
................. 336 334,334
Enpro, Inc., 6.13%, 06/01/33
(b)
........... 249 256,942
Esab Corp., 6.25%, 04/15/29
(b)
........... 292 300,239
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
...................... 272 236,640
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
...................... 2,022 2,120,532
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.78%,
04/15/29
(a)(c)
..................... EUR 3,178 3,777,750
Ingersoll Rand, Inc., 5.70%, 08/14/33 ....... USD 586 620,865
King US Bidco, Inc., (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 12/01/32
(a)(c)
...... EUR 783 928,863
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. USD 143 153,596
Otis Worldwide Corp.
2.57%, 02/15/30 ................... 337 315,526
5.13%, 11/19/31 ................... 153 158,724
Terex Corp., 6.25%, 10/15/32
(b)
.......... 470 482,197
TK Elevator Midco GmbH
4.38%, 07/15/27
(c)
.................. EUR 1,341 1,581,480
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 2,512 2,512,590
15,425,224
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
......... 1,890 1,902,659

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media — 0.8%
Cable One, Inc.
(m)
0.00%, 03/15/26
(n)
.................. USD 219 $ 215,715
1.13%, 03/15/28 ................... 85 69,173
Charter Communications Operating LLC
2.80%, 04/01/31 ................... 12,118 10,903,955
2.30%, 02/01/32 ................... 4,482 3,853,164
6.55%, 06/01/34 ................... 5,490 5,774,138
Clear Channel Outdoor Holdings, Inc.
(b)
7.75%, 04/15/28 ................... 352 352,260
7.50%, 06/01/29 ................... 1,061 1,053,521
7.88%, 04/01/30 ................... 2,754 2,900,493
7.13%, 02/15/31 ................... 1,253 1,312,071
7.50%, 03/15/33 ................... 2,747 2,901,632
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 483 414,926
Comcast Corp.
2.65%, 02/01/30 ................... 562 530,417
3.40%, 04/01/30 ................... 1,179 1,143,441
4.25%, 10/15/30 ................... 132 132,051
1.95%, 01/15/31 ................... 685 610,596
1.50%, 02/15/31 ................... 223 193,874
4.20%, 08/15/34 ................... 700 668,868
4.40%, 08/15/35 ................... 4,693 4,483,583
CSC Holdings LLC
(b)
5.50%, 04/15/27 ................... 2,793 2,394,771
5.38%, 02/01/28 ................... 800 580,421
11.25%, 05/15/28 .................. 907 721,668
11.75%, 01/31/29 .................. 189 140,417
DirecTV Financing LLC
(b)
5.88%, 08/15/27 ................... 919 924,395
8.88%, 02/01/30 ................... 886 896,449
10.00%, 02/15/31 .................. 1,436 1,467,666
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 2,080 2,043,101
DISH DBS Corp.
(b)
5.25%, 12/01/26 ................... 1,473 1,428,438
5.75%, 12/01/28 ................... 1,002 983,716
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 3,571 3,716,625
EchoStar Corp.
10.75%, 11/30/29 .................. 2,378 2,629,226
6.75%, 11/30/30 ................... 3,598 3,685,597
Gray Media, Inc.
(b)
10.50%, 07/15/29 .................. 230 247,328
9.63%, 07/15/32 ................... 1,129 1,171,641
7.25%, 08/15/33 ................... 1,038 1,060,658
Lamar Media Corp., 5.38%, 11/01/33
(b)
...... 383 380,490
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
...................... 670 468,297
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 705 721,656
Neptune Bidco US, Inc.
(b)
9.29%, 04/15/29 ................... 567 567,969
10.38%, 05/15/31 .................. 409 419,364
Omnicom Group, Inc.
(b)
4.65%, 10/01/28 ................... 289 290,498
4.75%, 03/30/30 ................... 732 740,278
2.40%, 03/01/31 ................... 543 487,487
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................... 103 103,149
4.25%, 01/15/29 ................... 155 150,952
4.63%, 03/15/30 ................... 1,001 977,124
7.38%, 02/15/31 ................... 145 153,477
Paramount Global
4.95%, 01/15/31 ................... 441 424,077
4.20%, 05/19/32 ................... 447 403,869
Security
Par (000)
Par (000) Value
Media (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%), 6.38%,
03/30/62
(a)
..................... USD 386 $ 358,356
SES SA
(c)
4.13%, 06/24/30 ................... EUR 354 416,272
4.88%, 06/24/33 ................... 253 296,964
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 1,301 1,358,804
Sirius XM Radio LLC
(b)
3.13%, 09/01/26 ................... 532 527,323
4.00%, 07/15/28 ................... 191 186,715
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 608 592,890
Summer BC Holdco B SARL
(c)
5.88%, 02/15/30 ................... EUR 974 1,054,841
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.31%, 02/15/30
(a)
................ 700 771,149
Sunrise FinCo. I BV
4.88%, 07/15/31
(b)
.................. USD 1,192 1,135,380
4.63%, 05/15/32
(c)
.................. EUR 1,055 1,252,271
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a)(c)(j)
........... 1,407 1,040,035
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. USD 400 397,707
Univision Communications, Inc.
(b)
8.00%, 08/15/28 ................... 2,374 2,458,692
8.50%, 07/31/31 ................... 737 769,892
9.38%, 08/01/32 ................... 1,193 1,282,252
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
. 357 368,313
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................. GBP 565 763,972
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................. 1,446 1,897,575
VZ Secured Financing BV, 5.25%, 01/15/33
(c)
.. EUR 1,725 1,987,487
Ziggo Bond Co. BV
3.38%, 02/28/30
(c)
.................. 100 104,447
5.13%, 02/28/30
(b)
.................. USD 200 178,552
6.13%, 11/15/32
(c)
.................. EUR 705 779,212
Ziggo BV
2.88%, 01/15/30
(c)
.................. 276 306,131
4.88%, 01/15/30
(b)
.................. USD 200 189,046
88,368,960
Metals & Mining — 0.5%
Anglo American Capital plc, 5.75%, 04/05/34
(b)
. 1,449 1,521,899
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 840 806,030
Antofagasta plc, 2.38%, 10/14/30
(b)
........ 674 610,233
Arsenal AIC Parent LLC
(b)
8.00%, 10/01/30 ................... 1,091 1,157,726
11.50%, 10/01/31 .................. 1,202 1,322,865
Big River Steel LLC, 6.63%, 01/31/29
(b)
..... 1,671 1,683,121
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 442 457,785
Commercial Metals Co.
(b)
5.75%, 11/15/33 ................... 587 600,227
6.00%, 12/15/35 ................... 605 620,219
Constellium SE
(b)
5.63%, 06/15/28 ................... 250 249,964
3.75%, 04/15/29 ................... 1,588 1,533,385
6.38%, 08/15/32 ................... 1,320 1,362,268
CSN Resources SA
(c)
8.88%, 12/05/30 ................... 320 296,355
4.63%, 06/10/31 ................... 388 297,131
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 1,302 1,306,069
First Quantum Minerals Ltd.
(b)
9.38%, 03/01/29 ................... 1,070 1,126,710
8.00%, 03/01/33 ................... 221 235,482
7.25%, 02/15/34 ................... 698 733,563
Freeport Indonesia PT, 5.32%, 04/14/32
(b)
.... 1,221 1,242,654

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Freeport-McMoRan, Inc.
5.00%, 09/01/27 ................... USD 391 $ 391,122
5.40%, 11/14/34 ................... 191 196,930
Fresnillo plc, 4.25%, 10/02/50
(b)
.......... 616 492,030
Gerdau Trade, Inc., 5.75%, 06/09/35 ....... 612 631,814
Glencore Funding LLC
(b)
2.63%, 09/23/31 ................... 1,277 1,151,199
6.50%, 10/06/33 ................... 1,787 1,973,635
5.63%, 04/04/34 ................... 2,248 2,348,692
Kaiser Aluminum Corp.
(b)
4.50%, 06/01/31 ................... 2,097 2,025,962
5.88%, 03/01/34 ................... 1,267 1,270,975
Minera Mexico SA de CV, 5.63%, 02/12/32
(c)
.. 617 638,595
Navoi Mining & Metallurgical Combinat
(b)
6.70%, 10/17/28 ................... 411 425,385
6.95%, 10/17/31 ................... 519 553,059
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 926 982,710
Nexa Resources SA, 6.75%, 04/09/34
(b)
..... 295 314,544
Novelis Corp.
(b)
4.75%, 01/30/30 ................... 439 423,486
6.88%, 01/30/30 ................... 327 339,541
3.88%, 08/15/31 ................... 1,716 1,564,070
6.38%, 08/15/33 ................... 1,878 1,903,862
Rio Tinto Finance USA plc, 5.00%, 03/14/32 .. 1,599 1,651,046
Samarco Mineracao SA, 9.00%, (9.00% Cash or
9.00% PIK), 06/30/31
(c)(j)
............. 656 666,916
Steel Dynamics, Inc.
5.38%, 08/15/34 ................... 3,914 4,054,833
5.25%, 05/15/35 ................... 962 983,809
Stillwater Mining Co., 4.00%, 11/16/26
(c)
..... 621 615,566
Vale Overseas Ltd.
3.75%, 07/08/30 ................... 2,572 2,470,097
6.13%, 06/12/33 ................... 2,330 2,492,844
6.40%, 06/28/54 ................... 287 292,883
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 6.00%,
02/25/56
(a)(b)
.................... 632 630,610
Vedanta Resources Finance II plc
(b)
9.48%, 07/24/30 ................... 298 304,332
9.85%, 04/24/33 ................... 384 395,040
Volcan Cia Minera SAA, 8.50%, 10/28/32
(b)
... 649 665,958
50,015,231
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Arbor Realty SR, Inc.
8.50%, 12/15/28 ................... 150 149,400
7.88%, 07/15/30 ................... 222 212,118
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 376 372,125
Starwood Property Trust, Inc.
7.25%, 04/01/29 ................... 368 388,645
6.00%, 04/15/30 ................... 94 96,482
6.50%, 07/01/30 ................... 22 22,949
6.50%, 10/15/30 ................... 1,073 1,118,703
2,360,422
Multi-Utilities — 0.2%
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 ................... 854 839,642
1.65%, 05/15/31 ................... 668 581,422
CenterPoint Energy, Inc.
(a)
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00%, 02/15/55 ................. 1,083 1,129,419
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70%,
05/15/55 ...................... 284 291,219
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.22%), 5.95%,
04/01/56 ...................... USD 3,265 $ 3,289,899
Consumers Energy Co.
4.90%, 02/15/29 ................... 641 657,202
4.60%, 05/30/29 ................... 751 763,197
4.70%, 01/15/30 ................... 258 263,681
Dominion Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.51%), 7.00%, 06/01/54
(a)
..... 290 313,998
NiSource, Inc.
5.25%, 03/30/28 ................... 500 512,611
1.70%, 02/15/31 ................... 1,100 965,260
5.40%, 06/30/33 ................... 869 901,168
5.35%, 04/01/34 ................... 462 476,267
San Diego Gas & Electric Co.
4.95%, 08/15/28 ................... 150 153,728
Series VVV, 1.70%, 10/01/30 ........... 186 165,990
Sempra
3.40%, 02/01/28 ................... 137 134,913
3.70%, 04/01/29 ................... 1,058 1,041,295
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 6.88%,
10/01/54
(a)
..................... 4,465 4,593,512
17,074,423
Office REITs — 0.0%
Alstria Office AG, 4.25%, 10/15/29
(c)
....... EUR 500 580,608
Oil, Gas & Consumable Fuels — 1.2%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... USD 411 430,595
Antero Midstream Partners LP, 6.63%, 02/01/32
(b)
297 307,420
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................... 179 227,551
5.88%, 06/30/29 ................... 435 436,141
6.63%, 07/15/33 ................... 264 273,252
Blue Racer Midstream LLC
(b)
7.00%, 07/15/29 ................... 246 256,557
7.25%, 07/15/32 ................... 198 210,132
Breakwater Energy Holdings SARL
9.25%, 11/15/30
(b)
.................. 875 916,261
9.25%, 11/15/30
(c)
.................. 952 996,891
Buckeye Partners LP
6.88%, 07/01/29
(b)
.................. 22 22,885
6.75%, 02/01/30
(b)
.................. 98 102,875
5.85%, 11/15/43 ................... 249 233,506
5.60%, 10/15/44 ................... 194 175,833
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 1,338 1,393,452
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 ................... 1,862 1,880,006
3.70%, 11/15/29 ................... 547 534,190
Cheniere Energy Partners LP
4.00%, 03/01/31 ................... 3,767 3,668,150
3.25%, 01/31/32 ................... 685 630,908
5.95%, 06/30/33 ................... 302 320,233
5.75%, 08/15/34 ................... 1,051 1,097,368
5.55%, 10/30/35
(b)
.................. 385 393,616
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... 3,057 3,171,271
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 124 128,231
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 472 490,797
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 ................... 254 261,720
8.75%, 07/01/31 ................... 333 345,454
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
425 412,015
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 128 133,619

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................... USD 818 $ 819,178
5.88%, 01/15/30 ................... 245 238,301
Coterra Energy, Inc.
3.90%, 05/15/27 ................... 798 794,986
5.60%, 03/15/34 ................... 239 246,253
CQP Holdco LP, 5.50%, 06/15/31
(b)
........ 1,898 1,877,727
Crescent Energy Finance LLC
(b)
7.75%, 07/31/29 ................... 134 133,746
9.75%, 10/15/30 ................... 74 77,658
7.63%, 04/01/32 ................... 238 230,746
7.88%, 04/15/32 ................... 180 177,351
7.38%, 01/15/33 ................... 864 819,895
8.38%, 01/15/34 ................... 192 190,721
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
.. 315 322,207
DCP Midstream Operating LP
8.13%, 08/16/30 ................... 635 734,017
3.25%, 02/15/32 ................... 4,146 3,811,706
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 454 463,284
Diamondback Energy, Inc.
5.15%, 01/30/30 ................... 950 977,138
3.13%, 03/24/31 ................... 2,302 2,151,017
5.40%, 04/18/34 ................... 2,300 2,355,026
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................... 1,842 1,706,637
4.39%, 11/30/46 ................... 1,166 984,541
Enbridge, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20%,
06/27/54 ...................... 174 184,248
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38%,
03/15/55 ...................... 273 288,980
Series 20-A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
5.75%, 07/15/80 ................. 3,221 3,251,603
Energean plc
5.63%, 05/12/31
(c)
.................. EUR 1,238 1,454,889
5.63%, 05/12/31
(b)
.................. 213 250,316
Energy Transfer LP
6.10%, 12/01/28 ................... USD 983 1,032,518
6.00%, 02/01/29
(b)
.................. 1,029 1,040,206
3.75%, 05/15/30 ................... 335 326,011
5.60%, 09/01/34 ................... 4,208 4,330,519
5.70%, 04/01/35 ................... 564 583,811
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00%,
05/15/54
(a)
..................... 756 806,996
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13%,
10/01/54
(a)
..................... 332 340,643
Enterprise Products Operating LLC, Series E,
(3-mo. CME Term SOFR + 3.29%), 5.25%,
08/16/77
(a)
...................... 2,451 2,446,805
EQT Corp.
3.13%, 05/15/26
(b)
.................. 785 780,516
5.00%, 01/15/29 ................... 165 167,151
4.75%, 01/15/31 ................... 5,249 5,283,452
3.63%, 05/15/31
(b)
.................. 1,323 1,244,128
5.75%, 02/01/34 ................... 4,734 4,945,350
Expand Energy Corp.
5.38%, 02/01/29 ................... 4,954 4,954,102
5.88%, 02/01/29
(b)
.................. 875 875,062
6.75%, 04/15/29
(b)
.................. 672 675,935
5.38%, 03/15/30 ................... 6,967 7,061,671
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.75%, 02/01/32 ................... USD 2,519 $ 2,485,010
5.70%, 01/15/35 ................... 913 944,837
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
...................... 602 512,368
Genesis Energy LP
7.75%, 02/01/28 ................... 239 239,984
8.00%, 05/15/33 ................... 6 6,228
Global Partners LP, 7.13%, 07/01/33
(b)
...... 194 197,539
Greenko Wind Projects Mauritius Ltd., 7.25%,
09/27/28
(b)
...................... 200 201,937
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 197 203,438
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 124 129,256
Hess Midstream Operations LP
(b)
6.50%, 06/01/29 ................... 212 218,932
4.25%, 02/15/30 ................... 174 170,187
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................... 143 143,812
5.75%, 02/01/29 ................... 621 614,399
6.25%, 04/15/32 ................... 44 41,421
8.38%, 11/01/33 ................... 402 410,464
6.88%, 05/15/34 ................... 715 669,963
7.25%, 02/15/35 ................... 84 79,831
Howard Midstream Energy Partners LLC
(b)
7.38%, 07/15/32 ................... 87 91,800
6.63%, 01/15/34 ................... 917 942,066
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(c)
EUR 794 937,900
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... USD 1,125 1,079,608
KazMunayGas National Co. JSC, 5.75%,
04/19/47
(c)
...................... 282 265,988
Kinder Morgan, Inc.
5.10%, 08/01/29 ................... 449 461,704
5.20%, 06/01/33 ................... 649 667,828
5.40%, 02/01/34 ................... 1,201 1,239,923
Kinetik Holdings LP
(b)
6.63%, 12/15/28 ................... 116 119,443
5.88%, 06/15/30 ................... 62 62,555
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 155 159,305
Matador Resources Co.
(b)
6.88%, 04/15/28 ................... 359 366,857
6.50%, 04/15/32 ................... 685 694,703
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(b)
250 263,750
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 404,734
Murphy Oil Corp., 5.88%, 12/01/42
(d)
....... 58 49,867
NGL Energy Operating LLC
(b)
8.13%, 02/15/29 ................... 305 316,579
8.38%, 02/15/32 ................... 748 774,603
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 653 635,796
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 190 193,620
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 258 248,464
Permian Resources Operating LLC
(b)
8.00%, 04/15/27 ................... 927 939,107
7.00%, 01/15/32 ................... 533 555,565
6.25%, 02/01/33 ................... 629 645,207
Pertamina Persero PT, 6.45%, 05/30/44
(b)
.... 598 637,994
Petrobras Global Finance BV, 6.75%, 01/27/41 . 1,260 1,272,335
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 1,193 1,195,983
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
... 605 641,209
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 300 311,827
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(b)
...................... 646 629,772
Raizen Fuels Finance SA
(b)
6.45%, 03/05/34 ................... 839 691,126

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.95%, 03/05/54 ................... USD 341 $ 260,013
Repsol E&P Capital Markets US LLC, 4.81%,
09/16/28
(b)
...................... 955 963,889
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 162 161,646
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 ................... 19 19,027
5.00%, 03/15/27 ................... 142 142,954
4.50%, 05/15/30 ................... 764 767,093
Sunoco LP
(b)
5.63%, 03/15/31 ................... 225 226,649
6.63%, 08/15/32 ................... 194 199,396
6.25%, 07/01/33 ................... 203 207,936
5.88%, 03/15/34 ................... 229 228,980
Tallgrass Energy Partners LP
(b)
5.50%, 01/15/28 ................... 283 283,153
7.38%, 02/15/29 ................... 317 327,639
6.00%, 09/01/31 ................... 104 103,514
Targa Resources Corp.
6.13%, 03/15/33 ................... 136 145,476
6.50%, 03/30/34 ................... 27 29,467
5.50%, 02/15/35 ................... 556 569,540
5.55%, 08/15/35 ................... 37 37,870
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 650 643,651
Transcanada Trust, Series 16-A, 5.88%,
08/15/76
(a)
...................... 2,437 2,439,983
Transcontinental Gas Pipe Line Co. LLC, 5.10%,
03/15/36
(b)
...................... 1,505 1,515,236
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
64 64,613
Venture Global LNG, Inc.
(b)
9.50%, 02/01/29 ................... 3,261 3,379,952
7.00%, 01/15/30 ................... 70 67,370
8.38%, 06/01/31 ................... 671 667,260
9.88%, 02/01/32 ................... 1,124 1,161,173
Venture Global Plaquemines LNG LLC
(b)
6.13%, 12/15/30 ................... 1,262 1,285,151
7.50%, 05/01/33 ................... 456 492,709
6.50%, 01/15/34 ................... 1,942 1,989,074
7.75%, 05/01/35 ................... 530 580,325
6.75%, 01/15/36 ................... 2,061 2,111,062
Viper Energy Partners LLC, 4.90%, 08/01/30 .. 1,493 1,510,125
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 451 455,250
Williams Cos., Inc. (The), 5.30%, 08/15/28 ... 237 243,980
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a)(c)(k)
..... EUR 1,321 1,583,733
130,519,689
Paper & Forest Products — 0.1%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.02%, 01/15/30
(a)
................ 367 422,395
6.13%, 06/15/31 ................... 1,011 1,157,882
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
...................... USD 570 597,787
Magnera Corp., 7.25%, 11/15/31
(b)
........ 144 141,359
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(c)
EUR 1,760 2,007,791
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ....................... USD 879 784,121
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
...................... EUR 742 912,422
6,023,757
Passenger Airlines — 0.1%
American Airlines, Inc.
(b)
5.75%, 04/20/29 ................... USD 46 46,334
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
8.50%, 05/15/29 ................... USD 291 $ 304,355
AS Mileage Plan IP Ltd., 5.31%, 10/20/31
(b)
... 2,456 2,478,140
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a)(c)
.. EUR 1,300 1,585,486
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... USD 450 453,358
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
.. 310 325,274
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 253 270,744
United Airlines Pass-Through Trust
Series 2020-1,Class A, 5.88%, 10/15/27 ... —
(o)
1
Series 2024-1,Class A, 5.88%, 02/15/37 ... 1,850 1,895,028
7,358,720
Personal Care Products — 0.0%
Opal Bidco SAS
5.50%, 03/31/32
(c)
.................. EUR 1,333 1,616,019
6.50%, 03/31/32
(b)
.................. USD 1,098 1,124,592
Perrigo Finance Unlimited Co.
5.38%, 09/30/32 ................... EUR 466 557,274
6.13%, 09/30/32 ................... USD 441 429,564
3,727,449
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 6,243 6,492,825
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
269 284,147
Astrazeneca Finance LLC, 4.90%, 02/26/31 ... 37 38,294
Bausch Health Cos., Inc.
(b)
4.88%, 06/01/28 ................... 256 229,120
11.00%, 09/30/28 .................. 701 726,124
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50%,
03/25/82 ...................... EUR 1,500 1,783,621
(5-Year EUR Swap Annual + 3.90%), 7.00%,
09/25/83 ...................... 1,400 1,807,753
Bayer Corp., 6.65%, 02/15/28
(b)
.......... USD 826 864,696
Bayer US Finance II LLC, 4.38%, 12/15/28
(b)
.. 2,422 2,424,654
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
... 6,163 6,250,836
Dolcetto Holdco SpA
(c)
5.63%, 07/14/32 ................... EUR 1,148 1,369,345
(3-mo. EURIBOR + 3.63%), 5.73%,
07/14/32
(a)
..................... 142 169,130
Eli Lilly & Co.
4.90%, 02/12/32 ................... USD 200 206,735
4.70%, 02/09/34 ................... 301 305,152
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
...... EUR 1,340 1,591,282
Merck & Co., Inc., 4.15%, 03/15/31 ........ USD 3,200 3,189,967
Nidda Healthcare Holding GmbH
(c)
7.00%, 02/21/30 ................... EUR 2,253 2,748,433
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.28%, 10/15/32
(a)
................ 2,001 2,372,805
Organon & Co., 4.13%, 04/30/28
(b)
........ USD 600 584,661
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 ................... 2,423 2,470,855
4.75%, 05/19/33 ................... 1,305 1,318,838
Pfizer, Inc., 4.20%, 11/15/30 ............ 485 487,246
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.89%, 12/31/29
(a)
................ EUR 366 437,902
6.75%, 12/31/29 ................... 530 654,436
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/30 ................... 2,085 2,513,559
4.13%, 06/01/31 ................... 541 643,730
7.88%, 09/15/31 ................... 1,452 2,041,270
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26 ................... USD 592 584,230
8.13%, 09/15/31 ................... 8,259 9,487,526
6.00%, 12/01/32 ................... 329 344,772

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands IV BV,
5.75%, 12/01/30 .................. USD 2,205 $ 2,281,205
56,705,149
Professional Services — 0.0%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... 93 98,030
CACI International, Inc., 6.38%, 06/15/33
(b)
... 887 917,760
CoreLogic, Inc., 4.50%, 05/01/28
(b)
........ 2,623 2,569,661
KBR, Inc., 4.75%, 09/30/28
(b)
............ 49 48,020
La Financiere Atalian SAS, 8.50%, (8.50% Cash
or 5.00% PIK), 06/30/28
(c)(j)
........... EUR 1,400 445,443
Science Applications International Corp.
(b)
4.88%, 04/01/28 ................... USD 364 363,034
5.88%, 11/01/33 ................... 431 436,922
4,878,870
Real Estate Management & Development — 0.3%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(j)
.............. EUR 3,356 4,095,677
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(c)
...................... 1,102 1,317,410
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 740 756,332
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 ............ 423 421,179
9.75%, 04/15/30
(b)
.................. 210 227,907
Aroundtown Finance SARL
(a)(c)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 7.88% .... 177 177,894
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25% ........................ EUR 2,961 3,391,839
Aroundtown SA, (5-Year EUR Swap Annual +
2.42%), 1.63%
(a)(c)(k)
................ 500 568,608
BRANICKS Group AG, 2.25%, 09/22/26
(c)
.... 900 738,662
Citycon OYJ, (5-Year EURIBOR ICE Swap Rate
+ 4.18%), 3.63%
(a)(c)(k)
............... 658 593,985
Citycon Treasury BV
(c)
1.63%, 03/12/28 ................... 571 620,841
5.38%, 07/08/31 ................... 425 473,771
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... USD 566 604,541
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c)(d)
................ EUR 1,233 1,362,181
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
15.00%, 12/18/21 .................. USD 1,735 17,350
11.75%, 04/17/24 .................. 2,039 20,390
11.88%, 06/01/24 .................. 1,500 15,000
7.95%, 07/05/24 ................... 1,650 16,500
9.25%, 07/28/24 ................... 3,540 35,400
12.25%, 10/18/24 .................. 3,269 32,690
9.88%, 10/19/24 ................... 2,640 26,400
10.88%, 01/09/25 .................. 1,345 13,450
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
153 159,851
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a)(c)(k)
.......... EUR 1,700 1,966,749
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.91%), 3.38%
(a)(c)(k)
.......... 1,124 1,317,448
Howard Hughes Corp. (The)
(b)
4.13%, 02/01/29 ................... USD 149 144,792
4.38%, 02/01/31 ................... 16 15,234
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c)(j)
........ 1,075 350,901
NE Property BV, 3.88%, 09/30/33
(c)
........ EUR 550 642,075
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(c)
. USD 634 633,843
Vivion Investments SARL
(c)
8.25%, (8.25% Cash or 8.25% PIK),
08/31/28
(j)
...................... EUR 392 458,110
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(j)
...................... EUR 1,878 $ 2,187,439
5.63%, 06/08/30 ................... 1,407 1,592,531
(5-Year EURIBOR ICE Swap Rate + 6.16%),
8.13%
(a)(k)
...................... 200 217,546
Vonovia SE, Series B, 0.88%, 05/20/32
(c)(m)
... 800 908,665
26,123,191
Residential REITs — 0.1%
American Homes 4 Rent LP
2.38%, 07/15/31 ................... USD 636 568,523
3.63%, 04/15/32 ................... 610 576,162
5.50%, 02/01/34 ................... 320 330,430
5.50%, 07/15/34 ................... 903 932,829
5.25%, 03/15/35 ................... 187 189,669
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 504,722
Invitation Homes Operating Partnership LP
4.15%, 04/15/32 ................... 561 544,523
4.95%, 01/15/33 ................... 675 684,802
5.50%, 08/15/33 ................... 860 890,450
4.88%, 02/01/35 ................... 584 576,415
5,798,525
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
709 700,713
Realty Income Corp.
4.70%, 12/15/28 ................... 400 407,707
5.13%, 02/15/34 ................... 1,437 1,472,195
5.13%, 04/15/35 ................... 410 417,041
Regency Centers LP
5.00%, 07/15/32 ................... 346 354,250
5.25%, 01/15/34 ................... 775 796,778
5.10%, 01/15/35 ................... 873 883,942
5,032,626
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
... 139 141,867
ams-OSRAM AG, 10.50%, 03/30/29
(c)
...... EUR 1,119 1,369,357
Analog Devices, Inc., 2.10%, 10/01/31 ...... USD 742 659,111
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $727,000), 6.50%, 03/20/45
(f)(i)
...... 727 777,018
Applied Materials, Inc., 4.60%, 01/15/36 ..... 1,190 1,171,828
Broadcom, Inc.
4.60%, 07/15/30 ................... 2,125 2,159,066
4.20%, 10/15/30 ................... 395 394,700
4.15%, 11/15/30 ................... 2,071 2,062,510
2.45%, 02/15/31 ................... 1,500 1,372,018
5.15%, 11/15/31 ................... 1,495 1,550,986
4.15%, 04/15/32
(b)
.................. 2,564 2,507,192
3.42%, 04/15/33 ................... 3,526 3,263,894
Foundry JV Holdco LLC
(b)
5.50%, 01/25/31 ................... 420 433,522
6.15%, 01/25/32 ................... 529 560,575
5.90%, 01/25/33 ................... 1,520 1,590,448
6.20%, 01/25/37 ................... 1,278 1,342,924
Kioxia Holdings Corp., 6.63%, 07/24/33
(b)
.... 200 207,975
Lam Research Corp.
4.00%, 03/15/29 ................... 200 200,053
1.90%, 06/15/30 ................... 122 111,024
Micron Technology, Inc.
5.80%, 01/15/35 ................... 205 216,036
6.05%, 11/01/35 ................... 898 958,077
NVIDIA Corp., 2.85%, 04/01/30 .......... 3,121 2,981,445
ON Semiconductor Corp., 0.50%, 03/01/29
(m)
.. 394 372,724
Qnity Electronics, Inc.
(b)
5.75%, 08/15/32 ................... 430 439,652
6.25%, 08/15/33 ................... 742 769,121

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc., 5.00%, 05/20/35 ....... USD 2,517 $ 2,555,826
30,168,949
Software — 0.6%
AppLovin Corp., 5.50%, 12/01/34 ......... 4,903 5,037,596
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 7,839 7,815,408
Camelot Finance SA, 4.50%, 11/01/26
(b)
..... 94 93,360
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 2,094 2,156,765
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 195 169,479
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 244 206,866
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................... 1,753 1,701,819
4.88%, 07/01/29 ................... 1,672 1,580,894
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................... 3,533 3,579,240
9.00%, 09/30/29 ................... 5,914 6,159,493
8.25%, 06/30/32 ................... 1,104 1,153,724
Elastic NV, 4.13%, 07/15/29
(b)
........... 613 593,670
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 1,707 1,740,544
Fair Isaac Corp.
(b)
4.00%, 06/15/28 ................... 259 255,439
6.00%, 05/15/33 ................... 2,312 2,374,764
IPD 3 BV
5.50%, 06/15/31
(c)
.................. EUR 1,662 1,974,724
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 365 318,308
Oracle Corp.
4.20%, 09/27/29 ................... 920 901,652
6.15%, 11/09/29 ................... 863 900,977
2.95%, 04/01/30 ................... 5,387 4,973,111
4.45%, 09/26/30 ................... 2,200 2,152,339
4.80%, 09/26/32 ................... 3,190 3,079,696
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 963 1,001,919
Stripe, Inc., (Acquired 09/26/25, cost
$3,500,000), 5.04%, 09/26/30
(f)(i)
........ 3,500 3,504,550
Synopsys, Inc., 5.00%, 04/01/32 .......... 4,598 4,695,069
TeamSystem SpA
(a)(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.53%, 07/31/31 ................. EUR 918 1,086,220
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.28%, 07/01/32 ................. 514 607,310
UKG, Inc., 6.88%, 02/01/31
(b)
............ USD 4,071 4,181,784
VMware LLC, 2.20%, 08/15/31 ........... 2,988 2,655,001
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
706 666,251
67,317,972
Specialized REITs — 0.2%
American Tower Corp.
2.75%, 01/15/27 ................... 700 690,723
5.50%, 03/15/28 ................... 1,539 1,583,429
5.80%, 11/15/28 ................... 163 170,161
2.30%, 09/15/31 ................... 883 784,281
5.55%, 07/15/33 ................... 1,090 1,141,373
Crown Castle, Inc.
3.65%, 09/01/27 ................... 1,844 1,829,327
5.00%, 01/11/28 ................... 97 98,516
3.80%, 02/15/28 ................... 622 617,052
4.80%, 09/01/28 ................... 41 41,596
5.60%, 06/01/29 ................... 201 208,568
3.10%, 11/15/29 ................... 404 384,935
2.25%, 01/15/31 ................... 43 38,408
5.10%, 05/01/33 ................... 390 393,284
5.80%, 03/01/34 ................... 124 129,996
Equinix, Inc., 3.20%, 11/18/29 ........... 781 749,720
Extra Space Storage LP
2.40%, 10/15/31 ................... 488 433,643
2.35%, 03/15/32 ................... 252 220,590
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
4.95%, 01/15/33 ................... USD 1,865 $ 1,885,180
5.40%, 02/01/34 ................... 799 819,958
Iron Mountain, Inc.
5.25%, 07/15/30
(b)
.................. 26 25,685
5.63%, 07/15/32
(b)
.................. 1,104 1,086,637
6.25%, 01/15/33
(b)
.................. 133 134,113
4.75%, 01/15/34
(c)
.................. EUR 1,925 2,199,876
4.75%, 01/15/34
(b)
.................. 900 1,028,513
Millrose Properties, Inc.
(b)
6.38%, 08/01/30 ................... USD 742 759,232
6.25%, 09/15/32 ................... 800 807,187
SBA Communications Corp., 3.13%, 02/01/29 . 251 240,093
18,502,076
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 258 259,366
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................... 123 122,647
4.75%, 03/01/30 ................... 89 87,735
5.00%, 02/15/32
(b)
.................. 68 66,082
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.27%, 09/30/31
(a)
................ EUR 686 812,992
6.50%, 09/30/31 ................... 609 734,246
Carvana Co.
(b)(j)
9.00%, (9.00% Cash or 13.00% PIK),
06/01/30 ...................... USD 1,381 1,447,962
9.00%, (9.00% Cash or 14.00% PIK),
06/01/31 ...................... 2,483 2,802,434
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
... GBP 1,759 2,480,807
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 221 236,265
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 01/15/32
(a)(c)
...... EUR 783 927,227
EG Global Finance plc, 12.00%, 11/30/28
(b)
... USD 612 665,172
Global Auto Holdings Ltd., 11.50%, 08/15/29
(b)
. 200 209,439
Goldstory SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.05%, 02/01/30
(a)
................ EUR 396 471,054
6.75%, 02/01/30 ................... 611 744,852
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 144 148,175
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
. 212 211,369
LCM Investments Holdings II LLC
(b)
4.88%, 05/01/29 ................... 137 134,974
8.25%, 08/01/31 ................... 670 708,654
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 317 318,259
Lowe's Cos., Inc., 3.75%, 04/01/32 ........ 638 611,362
Staples, Inc., 10.75%, 09/01/29
(b)
......... 199 197,842
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
...................... 3,410 3,527,384
17,926,299
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
5.30%, 04/01/32 ................... 859 883,499
4.75%, 10/06/32 ................... 1,920 1,917,477
Hewlett Packard Enterprise Co., 5.00%, 10/15/34 966 957,513
Seagate Data Storage Technology Pte. Ltd.
(b)
8.25%, 12/15/29 ................... 241 255,565
5.88%, 07/15/30 ................... 208 214,420
8.50%, 07/15/31 ................... 926 984,488
5,212,962
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC
5.25%, 07/15/32
(b)
.................. EUR 686 820,741
5.25%, 07/15/32
(c)
.................. 777 929,615

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
10.00%, (10.00% Cash or 10.75% PIK),
07/15/33
(b)(j)
.................... USD 1,491 $ 1,570,051
Crocs, Inc.
(b)
4.25%, 03/15/29 ................... 415 401,625
4.13%, 08/15/31 ................... 40 36,953
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(c)(e)(l)(m)
................... EUR 1,300 1,237,507
Levi Strauss & Co., 4.00%, 08/15/30
(b)
...... 190 226,755
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.78%, 07/01/29
(a)(c)
............... 1,838 2,177,673
VF Corp.
4.25%, 03/07/29 ................... 896 1,056,522
0.63%, 02/25/32 ................... 453 421,472
8,878,914
Tobacco — 0.2%
Altria Group, Inc.
2.45%, 02/04/32 ................... USD 5,089 4,500,109
6.88%, 11/01/33 ................... 600 677,714
BAT Capital Corp.
2.26%, 03/25/28 ................... 800 769,816
4.91%, 04/02/30 ................... 388 396,306
6.34%, 08/02/30 ................... 770 832,809
5.83%, 02/20/31 ................... 605 641,860
6.42%, 08/02/33 ................... 1,508 1,663,981
6.00%, 02/20/34 ................... 539 577,113
BAT International Finance plc, 5.93%, 02/02/29 2,086 2,188,899
Philip Morris International, Inc.
4.13%, 04/28/28 ................... 1,410 1,416,264
5.63%, 11/17/29 ................... 1,030 1,082,817
4.38%, 04/30/30 ................... 2,836 2,853,482
4.75%, 11/01/31 ................... 4,143 4,230,215
4.25%, 10/29/32 ................... 1,417 1,394,408
23,225,793
Trading Companies & Distributors — 0.2%
Air Lease Corp., 5.85%, 12/15/27 ......... 1,165 1,197,560
Aviation Capital Group LLC
(b)
1.95%, 09/20/26 ................... 2,394 2,354,970
4.80%, 10/24/30 ................... 5,245 5,246,983
FTAI Aviation Investors LLC
(b)
5.50%, 05/01/28 ................... 570 570,499
7.88%, 12/01/30 ................... 538 572,111
7.00%, 05/01/31 ................... 2,324 2,447,376
7.00%, 06/15/32 ................... 1,139 1,197,377
5.88%, 04/15/33 ................... 2,416 2,455,096
GATX Corp., 3.50%, 03/15/28 ........... 1,225 1,207,502
Herc Holdings, Inc.
(b)
7.00%, 06/15/30 ................... 603 634,614
5.75%, 03/15/31 ................... 269 272,993
7.25%, 06/15/33 ................... 1,345 1,426,217
6.00%, 03/15/34 ................... 278 281,705
QXO Building Products, Inc., 6.75%, 04/30/32
(b)
2,007 2,096,148
United Rentals North America, Inc.
(b)
6.00%, 12/15/29 ................... 1,242 1,275,985
5.38%, 11/15/33 ................... 983 982,304
WESCO Distribution, Inc.
(b)
6.63%, 03/15/32 ................... 70 73,092
6.38%, 03/15/33 ................... 466 486,543
24,779,075
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.63%, 04/22/29 ... 1,257 1,229,208
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(c)
...................... 400 363,916
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 428 453,996
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
...................... USD 2,626 $ 2,726,129
Eutelsat SA
(c)
1.50%, 10/13/28 ................... EUR 400 449,388
9.75%, 04/13/29 ................... 726 909,874
Maya SAS
7.00%, 10/15/28
(b)
.................. USD 369 373,588
5.38%, 04/15/30
(c)
.................. EUR 1,409 1,709,393
6.88%, 04/15/31
(c)
.................. 1,377 1,726,189
8.50%, 04/15/31
(b)
.................. USD 953 1,025,666
Rogers Communications, Inc.
3.80%, 03/15/32 ................... 793 747,138
Series NC5, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00%, 04/15/55
(a)
................ 612 640,275
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13%,
04/15/55
(a)
..................... 337 354,859
SoftBank Group Corp.
(c)
5.00%, 04/15/28 ................... EUR 247 295,105
5.38%, 01/08/29 ................... 1,327 1,596,345
5.25%, 10/10/29 ................... 613 731,339
6.88%, 01/10/31 ................... USD 620 620,772
5.88%, 07/10/31 ................... EUR 1,007 1,209,268
5.75%, 07/08/32 ................... 2,164 2,578,331
6.38%, 07/10/33 ................... 1,189 1,433,049
Telefonica Europe BV
(a)(c)(k)
(7-Year EUR Swap Annual + 3.35%), 6.14% 1,200 1,504,774
(EUAMDB08 + 3.12%), 5.75% ......... 700 870,795
T-Mobile USA, Inc.
3.75%, 04/15/27 ................... USD 5 4,984
3.88%, 04/15/30 ................... 2,084 2,049,354
2.55%, 02/15/31 ................... 500 456,792
6.70%, 12/15/33 ................... 543 608,700
Veon Midco BV, 3.38%, 11/25/27
(b)
........ 662 625,795
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
.................. GBP 500 637,947
4.25%, 01/31/31
(b)
.................. USD 800 729,608
4.50%, 07/15/31
(c)
.................. GBP 2,011 2,401,872
4.75%, 07/15/31
(b)
.................. USD 400 369,285
5.63%, 04/15/32
(c)
.................. EUR 1,401 1,655,400
5.63%, 04/15/32
(c)
.................. 100 118,158
7.75%, 04/15/32
(b)
.................. USD 558 581,492
6.75%, 01/15/33
(b)
.................. 463 458,849
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a)(b)(j)(m)
........... 512 462,356
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a)(b)(j)
........... 35 33,353
Zegona Finance plc
6.75%, 07/15/29
(c)
.................. EUR 2,492 3,077,086
37,820,428
Total Corporate Bonds — 20.7%
(Cost: $2,151,168,763) ............................ 2,183,660,838
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce (L3Harris
Technologies, Inc.), 14.80%, 02/02/26 ..... USD 8 2,399,313
JPMorgan Structured Products BV (Boeing Co.
(The)), 26.43%, 01/12/26 ............. 16 3,206,687
Morgan Stanley & Co. LLC (Textron, Inc.),
12.23%,  01/22/26 .................. 20 1,689,212
Nomura Holdings, Inc. (Lockheed Martin Corp.),
18.34%, 01/26/26 .................. 3 1,498,126

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Royal Bank of Canada (Airbus SE),
18.75%, 01/08/26 .................. EUR 6 $ 1,497,426
Toronto-Dominion Bank (The) (RTX Corp.),
20.64%, 01/15/26 .................. USD 14 2,565,365
12,856,129
Air Freight & Logistics — 0.0%
BNP Paribas SA (FedEx Corp.),
22.17%, 01/22/26
(b)(c)
................ 6 1,695,047
Automobile Components — 0.0%
BNP Paribas SA (Aptiv plc), 26.51%, 01/12/26
(b)(c)
24 1,826,036
Automobiles — 0.2%
(b)(c)
BNP Paribas SA (General Motors Co.),
18.74%, 01/26/26 .................. 27 2,140,822
Royal Bank of Canada (Tesla, Inc.),
30.98%,  02/04/26 .................. 12 5,259,787
Societe Generale SA (Tesla, Inc.),
29.41%, 01/28/26 .................. 19 8,481,057
15,881,666
Banks — 0.5%
(b)(c)
BNP Paribas SA (Citigroup, Inc.),
13.66%, 01/23/26 .................. 85 9,244,679
Goldman Sachs International (Wells Fargo &
Co.), 22.87%, 01/22/26 ............... 76 6,626,670
Mizuho Markets Cayman LP (First Citizens
BancShares, Inc.), 21.82%, 02/12/26 ..... 4 8,690,326
Morgan Stanley & Co. LLC (Flagstar Bank NA),
25.37%, 01/26/26 .................. 160 1,828,601
Royal Bank of Canada (Citizens Financial Group,
Inc.), 20.41%, 01/15/26 ............... 33 1,759,663
Societe Generale SA (Bank of America Corp.)
15.75%, 01/27/26 .................. 165 8,995,683
11.14%, 02/06/26 .................. 144 7,896,126
Societe Generale SA (Citigroup, Inc.),
14.81%, 02/03/26 .................. 86 9,321,447
54,363,195
Beverages — 0.1%
(b)(c)
JPMorgan Structured Products BV (PepsiCo,
Inc.), 20.01%, 02/19/26 ............... 14 1,971,932
Nomura Holdings, Inc. ( Keurig Dr Pepper, Inc.),
23.92%, 01/26/26 .................. 97 2,708,401
4,680,333
Biotechnology — 0.1%
(b)(c)
Societe Generale SA ( Vertex Pharmaceuticals,
Inc.), 15.41%, 02/06/26 ............... 8 3,405,581
UBS AG (Vertex Pharmaceuticals, Inc.),
17.00%, 02/13/26 .................. 8 3,447,571
6,853,152
Broadline Retail — 0.2%
(b)(c)
Mizuho Markets Cayman LP (Amazon.com, Inc.),
13.52%, 01/07/26 .................. 12 2,865,181
Royal Bank of Canada (Amazon.com, Inc.),
18.20%, 01/16/26 .................. 50 11,488,578
Societe Generale SA (Amazon.com, Inc.),
22.60%, 02/05/26 .................. 45 10,198,938
24,552,697
Building Products — 0.0%
Morgan Stanley & Co. LLC (Fortune Brands
Innovations, Inc.), 34.84%, 01/12/26
(b)(c)
.... 91 4,511,109
Security
Par (000)
Par (000) Value
Capital Markets — 0.3%
(b)(c)
Barclays Bank plc (Robinhood Markets, Inc.),
19.28%, 01/14/26 .................. USD 9 $ 988,234
Citigroup, Inc. (Charles Schwab Corp. (The)),
21.91%, 01/15/26 .................. 25 2,410,102
JPMorgan Structured Products BV ( Raymond
James Financial, Inc.), 15.68%, 02/06/26 ... 19 3,005,199
Mizuho Markets Cayman LP (Barrick Mining
Corp.), 34.67%, 01/12/26 ............. 48 1,932,586
Mizuho Markets Cayman LP (Raymond James
Financial, Inc.), 14.37%, 02/13/26 ........ 19 3,029,982
Morgan Stanley & Co. LLC (Carlyle Group, Inc.
(The)), 19.50%, 01/26/26 ............. 41 2,329,123
Morgan Stanley & Co. LLC (Coinbase Global,
Inc.), 18.95%, 01/16/26 ............... 2 545,772
Morgan Stanley & Co. LLC (State Street Corp.),
16.51%, 02/20/26 .................. 33 4,193,685
Royal Bank of Canada (Intercontinental
Exchange, Inc.), 20.93%, 01/22/26 ....... 31 4,744,320
Royal Bank of Canada (MSCI, Inc.),
11.95%, 01/09/26 .................. 7 4,092,835
Royal Bank of Canada ( Robinhood Markets,
Inc.), 19.03%, 01/23/26 ............... 8 877,422
Toronto-Dominion Bank (The) (Coinbase Global,
Inc.), 17.74%, 01/23/26 ............... 2 502,174
UBS AG (State Street Corp.), 18.60%, 02/11/26 32 4,158,549
32,809,983
Chemicals — 0.1%
(b)(c)
BMO Capital Markets Corp. (Axalta Coating
Systems Ltd.), 21.29%, 02/17/26 ........ 48 1,520,846
BMO Capital Markets Corp. (PPG Industries,
Inc.), 25.50%, 02/12/26 ............... 30 3,124,412
Mizuho Markets Cayman LP (Air Products &
Chemicals, Inc.), 18.02%, 01/15/26 ....... 11 2,806,839
Mizuho Markets Cayman LP (Ecolab, Inc.),
15.60%, 02/13/26 .................. 3 906,056
Societe Generale SA (Ecolab, Inc.),
12.61%, 02/06/26 .................. 3 880,457
9,238,610
Commercial Services & Supplies — 0.2%
(b)(c)
Barclays Bank plc (Rentokil Initial plc),
14.57%, 01/29/26 .................. GBP 782 4,573,853
BNP Paribas SA (Rollins, Inc.), 15.97%, 02/20/26 USD 105 6,362,087
Citigroup, Inc. (Rollins, Inc.), 14.39%,  02/06/26 . 105 6,295,334
Mizuho Markets Cayman LP (Waste
Management, Inc.)
11.57%, 01/09/26 .................. 22 4,558,888
9.57%, 02/11/26 ................... 18 3,948,391
25,738,553
Communications Equipment — 0.2%
(b)(c)
Barclays Bank plc (Arista Networks, Inc.),
21.87%, 01/23/26 .................. 12 1,569,205
Barclays Bank plc ( Motorola Solutions, Inc.),
13.94%, 01/16/26 .................. 2 729,041
BNP Paribas SA (Cisco Systems, Inc.),
14.80%, 01/23/26 .................. 44 3,366,419
BNP Paribas SA (Motorola Solutions, Inc.),
12.81%, 02/20/26 .................. 2 668,687
Mizuho Markets Cayman LP (Arista Networks,
Inc.), 26.22%, 01/09/26 ............... 12 1,602,279
Mizuho Markets Cayman LP (Cisco Systems,
Inc.), 13.72%, 01/14/26 ............... 44 3,367,282
Societe Generale SA (Cisco Systems, Inc.),
26.01%, 02/09/26 .................. 65 5,033,899
16,336,812

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance — 0.3%
(b)(c)
Morgan Stanley & Co. LLC (Capital One
Financial Corp.), 17.10%, 02/10/26 ....... USD 41 $ 9,735,285
Societe Generale SA (Capital One Financial
Corp.)
17.18%, 01/27/26 .................. 43 9,845,376
17.80%, 02/03/26 .................. 43 10,046,142
29,626,803
Consumer Staples Distribution & Retail — 0.6%
(b)(c)
BNP Paribas SA (Costco Wholesale Corp.),
10.09%, 01/21/26 .................. 9 7,825,584
BNP Paribas SA ( Sysco Corp.),
14.58%, 01/26/26 .................. 24 1,792,138
BNP Paribas SA (Walmart, Inc.)
12.74%, 01/16/26 .................. 116 12,639,792
13.60%, 02/04/26 .................. 106 11,852,194
Mizuho Markets Cayman LP (Walmart, Inc.),
11.15%, 01/28/26 .................. 85 9,454,529
Royal Bank of Canada (Costco Wholesale
Corp.), 10.68%, 02/04/26 ............. 13 11,443,890
Societe Generale SA (Dollar General Corp.),
25.82%, 02/17/26 .................. 51 6,850,910
61,859,037
Containers & Packaging — 0.3%
(b)(c)
BMO Capital Markets Corp. (Sealed Air Corp.),
21.73%, 01/22/26 .................. 32 1,350,433
BNP Paribas SA ( Avery Dennison Corp.),
12.46%, 02/13/26 .................. 40 7,269,744
Canadian Imperial Bank of Commerce (Crown
Holdings, Inc.), 16.50%, 02/02/26 ........ 18 1,722,792
HSBC Bank plc (Smurfit WestRock plc),
53.22%, 01/29/26 .................. EUR 33 1,728,208
Societe Generale SA (Avery Dennison Corp.),
14.19%, 02/06/26 .................. USD 40 7,218,662
Toronto-Dominion Bank (The) (Amcor plc),
22.06%, 01/21/26 .................. 1,222 10,290,051
29,579,890
Distributors — 0.0%
Barclays Bank plc (Genuine Parts Co.),
17.46%, 01/14/26
(b)(c)
................ 7 908,562
Diversified Telecommunication Services — 0.0%
BNP Paribas SA (Verizon Communications, Inc.),
21.09%, 01/22/26
(b)(c)
................ 61 2,446,271
Electric Utilities — 0.4%
(b)(c)
Barclays Bank plc (American Electric Power Co.,
Inc.), 11.72%, 01/07/26 ............... 15 1,708,106
BNP Paribas SA (Evergy, Inc.), 17.77%, 01/15/26 32 2,314,315
BNP Paribas SA (PG&E Corp.),
19.35%, 02/02/26 .................. 86 1,330,756
Mizuho Markets Cayman LP (FirstEnergy Corp.),
15.17%, 01/07/26 .................. 186 8,345,312
Morgan Stanley & Co. LLC (American Electric
Power Co., Inc.), 12.45%, 01/14/26 ....... 15 1,728,477
Morgan Stanley & Co. LLC (Exelon Corp.),
17.89%, 01/26/26 .................. 90 3,942,503
Nomura Holdings, Inc. (American Electric Power
Co., Inc.), 18.55%, 01/22/26 ........... 14 1,673,361
Societe Generale SA (FirstEnergy Corp.)
9.82%, 01/21/26 ................... 190 8,533,989
9.25%, 01/28/26 ................... 186 8,329,504
37,906,323
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
(b)(c)
BMO Capital Markets Corp. (GE Vernova, Inc.),
26.89%, 02/11/26 .................. USD 3 $ 2,053,846
Mizuho Markets Cayman LP (GE Vernova, Inc.),
28.20%, 01/13/26 .................. 3 1,896,622
3,950,468
Electronic Equipment, Instruments & Components — 0.1%
(b)(c)
Barclays Bank plc (Keysight Technologies, Inc.),
17.22%, 01/14/26 .................. 4 705,926
BMO Capital Markets Corp. (CDW Corp.),
27.00%, 01/12/26 .................. 16 2,141,519
BNP Paribas SA (TE Connectivity plc)
15.26%, 01/16/26 .................. 3 753,052
21.27%, 02/20/26 .................. 3 713,378
Goldman Sachs International (Ralliant Corp.),
22.00%, 02/02/26 .................. 23 1,169,894
Mizuho Markets Cayman LP (Amphenol Corp.),
19.32%,  01/09/26 .................. 13 1,769,619
Mizuho Markets Cayman LP (Corning, Inc.)
19.52%, 01/07/26 .................. 9 756,111
20.80%, 01/13/26 .................. 8 728,674
Morgan Stanley & Co. LLC (Amphenol Corp.),
27.11%, 02/10/26 .................. 13 1,794,720
Societe Generale SA (Keysight Technologies,
Inc.), 13.49%, 01/27/26 ............... 4 717,699
11,250,592
Energy Equipment & Services — 0.2%
(b)(c)
BNP Paribas SA (SLB Ltd.)
17.13%, 02/04/26 .................. 153 5,918,630
19.65%, 02/11/26 .................. 157 6,098,481
Societe Generale SA (Baker Hughes Co.),
16.26%, 01/27/26 .................. 210 9,667,931
21,685,042
Entertainment — 0.0%
(b)(c)
JPMorgan Structured Products BV (Walt Disney
Co. (The)), 18.76%, 01/26/26 ........... 7 793,368
Royal Bank of Canada (Netflix, Inc.),
16.58%, 01/16/26 .................. 9 835,749
1,629,117
Financial Services — 0.6%
(b)(c)
BMO Capital Markets Corp. (Global Payments,
Inc.), 22.85%, 02/05/26 ............... 16 1,270,301
BMO Capital Markets Corp. (Mastercard, Inc.),
11.55%, 02/13/26 .................. 9 5,078,593
BNP Paribas SA (Apollo Global Management,
Inc.), 17.30%, 01/23/26 ............... 5 712,305
BNP Paribas SA (Visa, Inc.), 11.79%, 02/18/26 . 19 6,619,083
Canadian Imperial Bank of Commerce (Berkshire
Hathaway, Inc.), 6.30%, 01/27/26 ........ 22 11,124,754
JPMorgan Structured Products BV ( Berkshire
Hathaway, Inc.), 7.11%, 01/21/26 ........ 22 11,313,325
JPMorgan Structured Products BV (Fidelity
National Information Services, Inc.),
23.76%, 02/19/26 .................. 101 6,733,842
JPMorgan Structured Products BV (Fiserv, Inc.),
20.30%, 01/16/26 .................. 6 400,790
JPMorgan Structured Products BV (Visa, Inc.),
11.14%, 02/10/26 .................. 18 6,488,915
Morgan Stanley & Co. LLC (Voya Financial, Inc.),
21.49%, 01/20/26 .................. 49 3,556,777
Royal Bank of Canada ( Apollo Global
Management, Inc.), 23.36%, 01/16/26 ..... 5 721,381
Royal Bank of Canada (PayPal Holdings, Inc.)
18.26%, 01/13/26 .................. 10 602,069
16.92%, 01/23/26 .................. 11 619,353

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Toronto-Dominion Bank (The) (Fiserv, Inc.),
19.54%,  01/23/26 .................. USD 6 $ 400,460
UBS AG (Mastercard, Inc.), 12.70%, 02/04/26 . 9 4,951,031
60,592,979
Food Products — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce (Kraft
Heinz Co. (The)), 12.60%, 02/02/26 ...... 90 2,171,583
Mizuho Markets Cayman LP (Campbell's Co.
(The)), 30.72%, 01/15/26 ............. 75 2,098,096
Mizuho Markets Cayman LP ( Lamb Weston
Holdings, Inc.), 33.22%, 01/26/26 ........ 38 1,631,543
5,901,222
Ground Transportation — 0.1%
(b)(c)
Citigroup, Inc. (CSX Corp.), 20.15%, 01/12/26 . 27 937,174
Mizuho Markets Cayman LP (Union Pacific
Corp.), 17.77%, 01/20/26 ............. 6 1,296,744
Royal Bank of Canada (Uber Technologies, Inc.)
17.52%, 01/09/26 .................. 25 2,014,659
20.05%, 02/18/26 .................. 22 1,820,210
6,068,787
Health Care Equipment & Supplies — 0.3%
(b)(c)
BMO Capital Markets Corp. (Becton Dickinson &
Co.), 21.85%, 02/05/26 ............... 34 6,542,772
JPMorgan Structured Products BV (Medtronic
plc), 15.83%, 01/26/26 ............... 69 6,715,270
Morgan Stanley & Co. LLC (Baxter International,
Inc.), 20.65%, 01/22/26 ............... 281 5,380,666
Societe Generale SA (GE HealthCare
Technologies, Inc.), 14.16%, 02/06/26 ..... 45 3,765,117
Toronto-Dominion Bank (The) (GE HealthCare
Technologies, Inc.), 15.41%, 02/13/26 ..... 46 3,818,793
26,222,618
Health Care Providers & Services — 1.1%
(b)(c)
Barclays Bank plc (HCA Healthcare, Inc.),
18.35%, 02/06/26 .................. 23 11,089,786
BNP Paribas SA (Cencora, Inc.),
13.06%, 02/06/26 .................. 26 8,958,997
BNP Paribas SA (Elevance Health, Inc.),
29.22%, 02/02/26 .................. 12 4,358,217
BNP Paribas SA (McKesson Corp.),
14.57%, 02/04/26 .................. 12 9,767,941
BNP Paribas SA (UnitedHealth Group, Inc.),
20.15%, 02/10/26 .................. 24 8,061,683
JPMorgan Structured Products BV (Universal
Health Services, Inc.), 15.31%, 02/10/26 ... 26 5,740,990
Nomura Holdings, Inc. (McKesson Corp.),
11.90%, 01/09/26 .................. 8 6,172,159
Royal Bank of Canada (Centene Corp.),
31.51%, 01/12/26 .................. 28 1,063,642
Royal Bank of Canada (CVS Health Corp.),
23.75%, 01/22/26 .................. 89 6,893,292
Royal Bank of Canada (UnitedHealth Group,
Inc.), 17.36%, 02/18/26 ............... 25 8,119,540
Royal Bank of Canada (Universal Health
Services, Inc.), 12.69%, 02/18/26 ........ 26 5,799,854
Societe Generale SA (Cardinal Health, Inc.)
26.08%, 02/19/26 .................. 27 5,440,491
18.16%, 02/20/26 .................. 15 3,133,179
Societe Generale SA (Cencora, Inc.)
12.41%, 01/21/26 .................. 29 9,760,202
12.93%, 01/28/26 .................. 29 9,744,286
Societe Generale SA (HCA Healthcare, Inc.),
20.74%, 01/28/26 .................. 19 8,994,245
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
UBS AG ( Cardinal Health, Inc.),
19.10%, 02/11/26 .................. USD 15 $ 3,129,841
116,228,345
Health Care REITs — 0.0%
Morgan Stanley & Co. LLC (Healthcare Realty
Trust, Inc.), 24.38%, 01/20/26
(b)(c)
........ 115 1,964,117
Hotels, Restaurants & Leisure — 0.1%
(b)(c)
Barclays Bank plc (Domino's Pizza, Inc.),
16.68%, 01/21/26 .................. 4 1,871,889
Barclays Bank plc (DoorDash, Inc.),
18.73%, 02/18/26 .................. 4 826,617
BNP Paribas SA (Domino's Pizza, Inc.),
16.15%,  02/03/26 .................. 4 1,837,897
JPMorgan Structured Products BV (DoorDash,
Inc.), 20.08%, 01/14/26 ............... 4 934,293
5,470,696
Household Products — 0.0%
Royal Bank of Canada (Henkel AG & Co. KGaA),
15.01%, 01/08/26
(b)(c)
................ EUR 50 4,119,487
Industrial REITs — 0.0%
(b)(c)
Mizuho Markets Cayman LP (STAG Industrial,
Inc.), 13.32%, 01/26/26 ............... USD 50 1,862,070
Morgan Stanley & Co. LLC (Rexford Industrial
Realty, Inc.), 23.68%, 01/20/26 ......... 72 2,813,139
4,675,209
Insurance — 0.4%
(b)(c)
Barclays Bank plc (Fidelity National Financial,
Inc.), 23.01%, 01/22/26 ............... 45 2,556,414
Canadian Imperial Bank of Commerce (Hartford
Insurance Group, Inc. (The)), 8.80%, 01/28/26 70 9,566,772
Goldman Sachs International (Willis Towers
Watson plc), 13.30%, 02/02/26 ......... 4 1,374,352
JPMorgan Structured Products BV (American
International Group, Inc.), 23.07%, 02/17/26 . 28 2,421,347
Mizuho Markets Cayman LP (Arthur J Gallagher
& Co.), 20.32%, 02/17/26 ............. 8 2,071,940
Mizuho Markets Cayman LP ( Hartford Insurance
Group, Inc. (The)), 7.42%, 02/13/26 ...... 65 9,009,222
Royal Bank of Canada (Fidelity National
Financial, Inc.), 17.49%, 01/20/26 ........ 13 737,775
Royal Bank of Canada (Hartford Insurance
Group, Inc. (The)), 10.20%, 02/06/26 ..... 63 8,727,581
36,465,403
Interactive Media & Services — 1.1%
(b)(c)
Barclays Bank plc (Alphabet, Inc.)
16.21%, 01/13/26 .................. 55 16,839,592
17.80%, 02/03/26 .................. 56 17,882,304
Barclays Bank plc (Meta Platforms, Inc.)
20.39%, 02/06/26 .................. 16 10,483,603
18.86%, 02/18/26 .................. 16 10,574,253
BMO Capital Markets Corp. (Alphabet, Inc.),
20.94%, 02/18/26 .................. 57 17,889,849
BNP Paribas SA (Alphabet, Inc.),
25.56%, 01/15/26 .................. 23 6,841,528
Mizuho Markets Cayman LP (Meta Platforms,
Inc.), 17.07%, 01/20/26 ............... 5 3,345,738
Morgan Stanley & Co. LLC (Alphabet, Inc.),
25.60%, 02/10/26 .................. 57 17,929,392
Royal Bank of Canada (Meta Platforms, Inc.),
14.01%, 01/27/26 .................. 16 10,233,292
112,019,551

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services — 0.1%
(b)(c)
BMO Capital Markets Corp. (International
Business Machines Corp.), 22.50%, 02/18/26 USD 10 $ 3,091,904
Morgan Stanley & Co. LLC (Accenture plc),
23.40%, 01/13/26 .................. 7 1,801,202
Nomura Holdings, Inc. ( Cognizant Technology
Solutions Corp.), 24.31%, 01/12/26 ....... 23 1,733,559
Societe Generale SA (International Business
Machines Corp.), 15.17%, 01/28/26 ...... 10 2,947,886
UBS AG (Accenture plc), 22.80%, 02/11/26 ... 6 1,666,197
11,240,748
Leisure Products — 0.0%
Societe Generale SA (Hasbro, Inc.),
25.68%, 02/19/26
(b)(c)
................ 32 2,565,985
Life Sciences Tools & Services — 0.1%
(b)(c)
BNP Paribas SA (IQVIA Holdings, Inc.),
16.04%, 02/10/26 .................. 7 1,495,178
Royal Bank of Canada (IQVIA Holdings, Inc.),
15.30%, 02/03/26 .................. 7 1,487,964
Societe Generale SA (IQVIA Holdings, Inc.),
14.77%, 01/21/26 .................. 26 5,952,233
8,935,375
Machinery — 0.4%
(b)(c)
Barclays Bank plc (IDEX Corp.),
14.95%, 01/09/26 .................. 11 1,966,188
Citigroup, Inc. (Nordson Corp.),
14.88%, 02/11/26 .................. 24 5,780,732
JPMorgan Structured Products BV (Nordson
Corp.), 16.59%, 02/04/26 ............. 19 4,654,724
Morgan Stanley & Co. LLC (CNH Industrial NV),
15.74%, 01/26/26 .................. 139 1,282,722
Morgan Stanley & Co. LLC (Fortive Corp.),
13.63%, 01/22/26 .................. 40 2,157,637
Morgan Stanley & Co. LLC (Nordson Corp.),
17.05%, 01/28/26 .................. 17 4,156,769
Morgan Stanley & Co. LLC (Otis Worldwide
Corp.), 12.16%, 02/13/26 ............. 109 9,607,236
Royal Bank of Canada (Otis Worldwide Corp.),
12.09%, 02/03/26 .................. 110 9,587,941
Societe Generale SA (Middleby Corp. (The)),
29.85%, 02/19/26 .................. 14 2,030,495
Societe Generale SA (Nordson Corp.),
15.68%, 01/21/26 .................. 18 4,251,275
Toronto-Dominion Bank (The)
(STMicroelectronics NV), 19.43%,  02/12/26 . 51 1,319,104
46,794,823
Media — 0.3%
(b)(c)
Barclays Bank plc (Charter Communications,
Inc.), 24.87%, 01/13/26 ............... 9 1,890,285
BNP Paribas SA (Comcast Corp.),
33.78%, 01/12/26 .................. 91 2,539,347
Mizuho Markets Cayman LP (Charter
Communications, Inc.), 22.00%, 01/27/26 .. 9 1,891,783
Societe Generale SA (Omnicom Group, Inc.),
23.67%, 01/28/26 .................. 164 12,201,623
Toronto-Dominion Bank (The) (Omnicom Group,
Inc.), 21.18%, 02/11/26 ............... 115 9,251,075
27,774,113
Multi-Utilities — 0.0%
Royal Bank of Canada (Dominion Energy, Inc.),
18.81%, 01/20/26
(b)(c)
................ 48 2,834,246
Oil, Gas & Consumable Fuels — 0.2%
(b)(c)
Barclays Bank plc (BP plc), 15.77%, 01/29/26 .. GBP 1,038 6,090,017
Barclays Bank plc (Shell plc), 12.42%, 01/08/26 147 5,435,440
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Canadian Imperial Bank of Commerce (Exxon
Mobil Corp.), 12.30%, 02/03/26 ......... USD 28 $ 3,289,645
Citigroup, Inc. (Exxon Mobil Corp.),
15.32%, 01/07/26 .................. 64 7,633,906
Mizuho Markets Cayman LP (Exxon Mobil Corp.),
11.72%, 02/10/26 .................. 28 3,286,896
25,735,904
Pharmaceuticals — 0.1%
(b)(c)
Barclays Bank plc (Sanofi SA), 13.03%, 01/29/26 EUR 57 5,536,084
BMO Capital Markets Corp. (Merck & Co., Inc.),
21.25%,  02/12/26 .................. USD 16 1,609,252
JPMorgan Structured Products BV (Bayer AG),
35.57%, 01/08/26 .................. EUR 84 2,810,299
Mizuho Markets Cayman LP (Bristol-Myers
Squibb Co.), 33.87%, 01/15/26 ......... USD 52 2,544,251
12,499,886
Professional Services — 0.1%
(b)(c)
Barclays Bank plc (SS&C Technologies Holdings,
Inc.), 21.27%, 01/22/26 ............... 69 5,844,848
BNP Paribas SA (Automatic Data Processing,
Inc.), 15.26%, 01/13/26 ............... 5 1,158,397
Canadian Imperial Bank of Commerce (Maximus,
Inc.), 14.90%, 02/02/26 ............... 50 4,325,545
Morgan Stanley & Co. LLC ( Automatic Data
Processing, Inc.), 12.02%, 02/13/26 ...... 4 1,124,497
Societe Generale SA (SS&C Technologies
Holdings, Inc.), 21.41%, 02/23/26 ........ 24 2,085,085
14,538,372
Residential REITs — 0.2%
(b)(c)
Barclays Bank plc (Essex Property Trust, Inc.),
17.21%, 01/09/26 .................. 7 1,744,758
Barclays Bank plc ( Invitation Homes, Inc.),
16.28%, 01/07/26 .................. 225 6,267,464
BNP Paribas SA (Essex Property Trust, Inc.),
20.18%, 02/04/26 .................. 4 897,378
Citigroup, Inc. (AvalonBay Communities, Inc.),
19.44%, 01/15/26 .................. 13 2,275,064
Morgan Stanley & Co. LLC (Invitation Homes,
Inc.), 21.07%, 02/04/26 ............... 248 6,799,462
Royal Bank of Canada (Essex Property Trust,
Inc.), 20.10%, 01/28/26 ............... 3 896,939
Societe Generale SA (Invitation Homes, Inc.),
19.05%, 01/27/26 .................. 225 6,291,568
25,172,633
Semiconductors & Semiconductor Equipment — 1.6%
(b)(c)
Barclays Bank plc (Intel Corp.), 25.91%, 01/14/26 45 1,649,120
Barclays Bank plc (Lam Research Corp.),
23.08%, 01/07/26 .................. 13 2,178,521
Barclays Bank plc (Micron Technology, Inc.),
34.97%, 01/13/26 .................. 12 3,015,721
Barclays Bank plc (NVIDIA Corp.),
20.36%, 02/04/26 .................. 131 24,501,795
BNP Paribas SA (KLA Corp.)
18.51%, 01/13/26 .................. 1 1,661,924
24.72%, 02/18/26 .................. 1 1,693,383
BNP Paribas SA (NVIDIA Corp.),
26.10%, 01/26/26 .................. 7 1,308,225
BNP Paribas SA (Texas Instruments, Inc.)
14.76%, 01/14/26 .................. 10 1,708,538
25.46%, 02/20/26 .................. 9 1,574,182
Citigroup, Inc. (Analog Devices, Inc.),
21.18%, 01/16/26 .................. 5 1,401,248
Citigroup, Inc. (Broadcom, Inc.),
27.29%, 01/16/26 .................. 31 10,830,830

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
JPMorgan Structured Products BV (NXP
Semiconductors NV), 21.16%, 01/21/26 ... USD 3 $ 565,693
Mizuho Markets Cayman LP (Advanced Micro
Devices, Inc.), 27.62%, 01/07/26 ........ 17 3,701,374
Mizuho Markets Cayman LP ( Applied Materials,
Inc.), 24.37%, 01/07/26 ............... 8 2,005,049
Mizuho Markets Cayman LP (Micron Technology,
Inc.), 43.22%, 02/11/26 ............... 12 3,237,015
Mizuho Markets Cayman LP (NVIDIA Corp.),
20.67%, 01/28/26 .................. 131 24,338,176
Morgan Stanley & Co. LLC (Advanced Micro
Devices, Inc.), 32.54%, 02/10/26 ........ 18 3,733,624
Morgan Stanley & Co. LLC (Broadcom, Inc.),
27.09%, 02/10/26 .................. 28 9,857,247
Nomura Holdings, Inc. (QUALCOMM, Inc.),
19.71%, 01/09/26 .................. 12 2,049,978
Royal Bank of Canada (Broadcom, Inc.),
30.15%, 01/23/26 .................. 27 9,397,464
Royal Bank of Canada (Intel Corp.),
32.29%, 02/03/26 .................. 43 1,605,708
Royal Bank of Canada (NVIDIA Corp.)
19.74%, 01/21/26 .................. 131 24,636,611
20.54%, 02/13/26 .................. 136 24,519,988
Royal Bank of Canada (QUALCOMM, Inc.),
16.81%, 02/18/26 .................. 11 1,929,377
Societe Generale SA (NXP Semiconductors NV),
20.31%, 01/28/26 .................. 3 577,156
Toronto-Dominion Bank (The) (Analog Devices,
Inc.), 15.05%, 01/27/26 ............... 5 1,439,494
UBS AG (Applied Materials, Inc.),
22.30%, 02/10/26 .................. 8 2,096,910
UBS AG (Lam Research Corp.),
26.80%, 02/11/26 .................. 14 2,304,288
169,518,639
Software — 1.3%
(b)(c)
Barclays Bank plc (Adobe, Inc.),
21.02%, 01/13/26 .................. 5 1,648,381
Barclays Bank plc ( AppLovin Corp.),
35.27%, 01/14/26 .................. 3 2,085,572
Barclays Bank plc (Intuit, Inc.), 14.20%, 01/16/26 3 1,956,948
Barclays Bank plc (Microsoft Corp.),
14.98%, 02/06/26 .................. 42 20,139,717
Barclays Bank plc (Synopsys, Inc.),
21.91%,  01/09/26 .................. 2 999,470
BMO Capital Markets Corp. (Microsoft Corp.),
14.45%, 02/24/26 .................. 42 20,210,985
BNP Paribas SA (Adobe, Inc.), 16.34%, 02/13/26 5 1,605,053
BNP Paribas SA (Crowdstrike Holdings, Inc.),
23.45%, 02/18/26 .................. 3 1,245,493
Citigroup, Inc. (Microsoft Corp.),
19.09%, 02/17/26 .................. 11 5,476,580
JPMorgan Structured Products BV (Autodesk,
Inc.)
19.78%, 01/13/26 .................. 2 696,568
13.34%, 01/21/26 .................. 2 673,190
JPMorgan Structured Products BV (Microsoft
Corp.), 9.79%, 01/07/26 .............. 40 19,605,816
JPMorgan Structured Products BV (Oracle
Corp.), 27.82%, 01/14/26 ............. 18 3,531,120
JPMorgan Structured Products BV (Palo Alto
Networks, Inc.), 16.38%, 01/16/26 ....... 7 1,355,945
Mizuho Markets Cayman LP (AppLovin Corp.),
35.32%, 01/07/26 .................. 3 2,116,239
Mizuho Markets Cayman LP (Crowdstrike
Holdings, Inc.), 23.42%, 01/09/26 ........ 3 1,277,976
Security
Par (000)
Par (000) Value
Software (continued)
Mizuho Markets Cayman LP (Microsoft Corp.),
10.07%,  01/28/26 .................. USD 41 $ 19,918,458
Mizuho Markets Cayman LP (ServiceNow, Inc.),
15.72%, 01/09/26 .................. 2 1,803,447
Morgan Stanley & Co. LLC (Palantir
Technologies, Inc.), 36.76%, 02/11/26 ..... 23 4,234,484
Royal Bank of Canada (Cadence Design
Systems, Inc.)
19.29%, 01/14/26 .................. 3 980,753
17.83%, 02/18/26 .................. 3 862,729
Royal Bank of Canada (Palantir Technologies,
Inc.), 27.50%, 02/20/26 ............... 23 4,240,138
Royal Bank of Canada ( Palo Alto Networks, Inc.),
15.13%, 01/23/26 .................. 7 1,356,641
Royal Bank of Canada (Salesforce, Inc.),
20.85%, 01/07/26 .................. 11 2,813,227
Royal Bank of Canada (ServiceNow, Inc.),
32.95%, 02/13/26 .................. 11 1,767,406
Royal Bank of Canada (Synopsys, Inc.),
18.31%, 01/23/26 .................. 2 968,575
Societe Generale SA (Intuit, Inc.),
12.74%, 01/23/26 .................. 3 2,087,214
Toronto-Dominion Bank (The) (Oracle Corp.),
24.58%, 01/27/26 .................. 17 3,335,577
Toronto-Dominion Bank (The) (Salesforce, Inc.),
21.96%, 01/21/26 .................. 11 2,671,324
Toronto-Dominion Bank (The) (Workday, Inc.),
16.89%, 02/02/26 .................. 15 3,208,956
134,873,982
Specialized REITs — 0.0%
Morgan Stanley & Co. LLC (Crown Castle, Inc.),
24.24%, 01/26/26
(b)(c)
................ 16 1,384,840
Specialty Retail — 0.7%
(b)(c)
BNP Paribas SA (AutoZone, Inc.),
15.69%, 02/03/26 .................. 2 8,099,401
BNP Paribas SA ( Home Depot, Inc. (The)),
11.88%, 02/04/26 .................. 31 10,801,306
BNP Paribas SA (O'Reilly Automotive, Inc.),
8.93%, 01/27/26 ................... 86 7,874,867
Canadian Imperial Bank of Commerce (O'Reilly
Automotive, Inc.), 11.10%, 02/03/26 ...... 85 7,849,534
Mizuho Markets Cayman LP (Home Depot, Inc.
(The)), 15.85%, 01/27/26 ............. 28 9,739,952
Nomura Holdings, Inc. (Home Depot, Inc. (The)),
17.26%, 01/13/26 .................. 29 9,955,567
Nomura Holdings, Inc. ( O'Reilly Automotive, Inc.),
9.63%, 01/14/26 ................... 86 7,864,029
Societe Generale SA (AutoZone, Inc.),
12.44%, 01/21/26 .................. 2 7,263,264
69,447,920
Technology Hardware, Storage & Peripherals — 1.0%
(b)(c)
Citigroup, Inc. (Western Digital Corp.),
29.08%, 02/12/26 .................. 27 4,696,683
Mizuho Markets Cayman LP ( Hewlett Packard
Enterprise Co.), 30.27%, 01/20/26 ....... 164 3,779,540
Morgan Stanley & Co. LLC (Apple, Inc.)
12.70%, 02/03/26 .................. 79 21,602,810
13.42%, 02/10/26 .................. 80 21,962,279
Morgan Stanley & Co. LLC ( Seagate Technology
Holdings plc), 24.10%, 02/11/26 ......... 2 688,844
Nomura Holdings, Inc. (HP, Inc.),
22.87%, 01/26/26 .................. 103 2,338,282
Societe Generale SA (Apple, Inc.)
10.27%, 01/16/26 .................. 80 21,929,753

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
11.38%, 01/27/26 .................. USD 80 $ 21,909,864
Toronto-Dominion Bank (The) (Seagate
Technology Holdings plc), 24.75%, 02/04/26 2 677,372
99,585,427
Textiles, Apparel & Luxury Goods — 0.0%
Royal Bank of Canada (Swatch Group AG (The)),
22.56%, 01/08/26
(b)(c)
................ CHF 16 3,396,251
Tobacco — 0.0%
Barclays Bank plc (British American Tobacco plc),
21.63%, 01/08/26
(b)(c)
................ GBP 62 3,481,679
Trading Companies & Distributors — 0.3%
(b)(c)
Barclays Bank plc (Fastenal Co.),
14.79%, 02/03/26 .................. USD 272 10,971,351
Royal Bank of Canada (Fastenal Co.),
16.63%, 01/23/26 .................. 271 10,901,041
Royal Bank of Canada (WESCO International,
Inc.), 24.84%, 01/20/26 ............... 20 4,884,799
26,757,191
Wireless Telecommunication Services — 0.0%
Goldman Sachs International (Rogers
Communications, Inc.), 11.51%, 02/02/26
(b)(c)
20 727,515
Total Equity-Linked Notes — 14.1%
(Cost: $1,480,865,208) ............................ 1,479,179,370
Fixed Rate Loan Interests
Financial Services — 0.3%
(f)
AS HC LP - Note A - Assignment, Delayed Draw
1st Lien Term Loan, 5.75%
,
 05/09/30 ..... 17,889 16,793,684
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27 ................... 13,200 13,294,845
Houston Center, 1st Lien Term Loan,
0.00%
,
 09/13/32
(p)
.................. 25,237 3
30,088,532
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan,
7.63%
,
 05/01/31 ................... 1,736 1,678,645
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3, 9.50%
,
 10/26/29 265 263,863
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan,
7.75%
,
 12/09/31 ................... 2,515 2,502,783
Total Fixed Rate Loan Interests — 0.3%
(Cost: $34,372,358) ............................... 34,533,823
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan,
06/24/30
(q)
....................... 1,585 1,589,729
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.37%
,
 05/25/29 ............. 4,552 2,304,150
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.37%
,
 05/25/29 ............. 618 312,692
Bleriot US Bidco, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 10/31/30 ................... 1,764 1,771,967
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B, (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.37%
,
 08/03/29 ... USD 1,999 $ 2,004,339
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
 10/31/31 ............. 4,779 4,794,650
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
 10/31/31 ............. 1,818 1,823,603
Goat Holdco LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.47%
,
 01/27/32 ................... 620 620,731
Kaman Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 2.50% Floor + 0.50%;
6-mo. CME Term SOFR at 2.50% Floor +
0.50% at 0.50% Floor + 0.00%), 6.32% -
6.54%
,
 02/26/32 ................... 1,027 1,030,208
Kaman Corp., Delayed Draw 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.43%
,
 02/26/32 ............. 9 9,330
Peraton Corp., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.69%
,
 02/01/28 ................... 2,809 2,602,976
Propulsion (BC) Finco SARL, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 2.50%), 6.17%
,
 12/01/32 ............ 1,021 1,025,470
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
 11/06/28
(f)
....... 417 418,308
TransDigm, Inc., 1st Lien Term Loan J, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
 02/28/31 ................... 10,792 10,828,970
TransDigm, Inc., 1st Lien Term Loan K, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.97%
,
 03/22/30 ................... 1,123 1,125,664
TransDigm, Inc., 1st Lien Term Loan L, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
 01/19/32 ................... 1,198 1,202,281
TransDigm, Inc., 1st Lien Term Loan M, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
 08/19/32 ................... 4,930 4,949,166
38,414,234
Automobile Components — 0.2%
(a)
Allison Transmission, Inc., 1st Lien Term Loan,
(12-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
 11/08/32 .............. 1,489 1,495,209
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%, 05/06/30 ........... 6,061 6,061,443
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.47%, 01/28/32 ........... 2,997 3,008,728
Garrett Motion Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.84%
,
 01/30/32 ............ 930 932,092
Gates Corp., 1st Lien Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.67%
,
 06/04/31 ................... 3,733 3,740,660
Gates Global LLC, 1st Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.47%
,
 11/16/29 ................... 518 519,248
RealTruck Group, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 7.58%, 01/31/28 ........... 317 241,977

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 8.83%, 01/31/28 ........... USD 917 $ 707,448
Tenneco, Inc., 1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.77% -
8.99%
,
 11/17/28 ................... 2,437 2,392,184
19,098,989
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.97%
,
 01/22/31 ........ 892 894,262
Dealer Tire Financial LLC, 1st Lien Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.72%
,
 07/02/31 ............. 1,789 1,787,227
2,681,489
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.02%, 01/24/29 ........... 1,320 868,146
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.17%, 01/24/29 ........... 2,554 2,535,256
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.77%, 01/24/30 ........... 952 241,875
Sazerac Co., Inc., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.28%
,
 06/25/32 ................... 1,758 1,759,300
5,404,577
Biotechnology — 0.0%
PAREXEL International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
 12/12/31
(a)
............ 4,773 4,785,450
Broadline Retail — 0.1%
(a)
Boots Group Bidco Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.21%
,
 08/30/32 ............. 2,280 2,290,442
StubHub Holdco Sub LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.47%
,
 03/15/30 ............. 3,170 3,136,657
5,427,099
Building Products — 0.1%
(a)
AZZ, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.47%
,
 05/14/29 ................... 226 226,889
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.47%
,
 09/08/32 ................... 4,811 4,818,152
CP Atlas Buyer, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.97%
,
 07/08/30 ............. 1,667 1,608,484
CP Iris Holdco I, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
 10/27/32 ................... 2,252 2,234,097
Wilsonart LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
 08/05/31 ................... 4,920 4,759,624
13,647,246
Security
Par (000)
Par (000) Value
Capital Markets — 0.4%
(a)
Allspring Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.81%
,
 11/01/30 ................... USD 940 $ 944,673
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
2.75% Floor + 0.00%; 6-mo. CME Term SOFR
at 2.75% Floor + 0.00% at 0.00% Floor +
0.00%), 6.42% - 6.95%
,
 02/18/31 ........ 3,652 3,640,368
Aretec Group, Inc., 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.72%
,
 08/09/30 ............. 969 972,003
Ascensus Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.72%
,
 11/25/32 .............. 2,100 2,096,325
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7, (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 12/20/29 ................... 2,602 2,606,845
BCPE Pequod Buyer, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.92%
,
 11/25/31 .............. 2,452 2,455,830
Chicago US MidCo III LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
 10/29/32
(f)
............. 2,710 2,713,689
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 5.67%
,
 10/31/31 .. 2,975 2,989,468
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.72%
,
 04/07/28 .. 2,472 2,482,371
Focus Financial Partners LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.22%
,
 09/15/31 ........ 3,649 3,654,380
Goodarz Holding Co. SARL, Delayed Draw 1st
Lien Term Loan, (1-mo. EURIBOR at 0.00%
Floor + 5.50%), 7.40%
,
 11/19/30
(f)
....... EUR 4,174 4,903,331
GTCR Everest Borrower LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
 09/05/31 ............ USD 757 759,716
Hudson River Trading LLC, 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.49%
,
 03/18/30 ............. 728 730,841
Jane Street Group LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.82%
,
 12/15/31 ............. 5,564 5,533,941
Osaic Holdings, Inc., 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.60%
,
 08/02/32 ................... 3,266 3,277,627
39,761,408
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 7.82%
,
 11/24/27 ............ 1,745 1,589,686
Chemours Co. LLC, 1st Lien Term Loan B4,
10/15/32
(q)
....................... 3,757 3,705,611
Derby Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.75%
,
 11/01/30 ................... 2,759 2,765,455
Discovery Purchaser Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.61%
,
 10/04/29 ............. 748 717,454
Element Solutions, Inc., 1st Lien Term Loan,
12/18/30
(q)
....................... 716 719,279

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Element Solutions, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
 12/18/30 ............. USD 2,354 $ 2,365,269
Fortis 333, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.17%
,
 03/29/32 ................... 970 958,969
HB Fuller Co., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.58%
,
 02/15/30 ................... 1,784 1,785,824
INEOS US Finance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
 02/18/30 ............. 625 504,148
INEOS US Petrochem LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.97%
,
 10/07/31 ............. 734 486,573
Lonza Group AG, Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.70%
,
 07/03/28 ............. 2,162 1,886,832
Minerals Technologies, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
 11/26/31
(f)
............. 1,260 1,262,908
Nouryon Finance BV, 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.04%
,
 04/03/28 ............. 1,911 1,909,471
Olympus Water US Holding Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.92%
,
 11/03/32 ............ 2,456 2,439,127
Olympus Water US Holding Corp., 1st Lien Term
Loan B6, (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
 06/23/31 ........ 4,098 4,057,978
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2, (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.29%
,
 04/08/31 .. 1,585 1,167,871
Paint Intermediate III LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.87%
,
 10/09/31 ............. 681 683,408
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B, (12-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.52%
,
 10/29/32 ........ 2,072 2,081,075
Sparta US HoldCo LLC, 1st Lien Term Loan,
08/02/30
(q)
....................... 3,268 3,237,980
WR Grace Holding LLC, 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.00%
,
 08/19/32 ............. 1,289 1,287,559
35,612,477
Commercial Services & Supplies — 0.4%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.25%
,
 10/24/30 ........ 1,038 1,038,907
Allied Universal Holdco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
 08/20/32 ............. 7,947 7,982,889
Anticimex Global AB, Facility 1st Lien Term Loan
B8, (1-day SOFR at 0.00% Floor + 2.90%),
6.81%
,
 11/17/31 ................... 769 771,977
Aramark Services, Inc., 1st Lien Term Loan B10,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
 06/24/30 ............. 3,843 3,850,876
Asplundh Tree Expert LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.57%
,
 09/06/27 ............. 2,092 2,098,623
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
 04/01/32 ............ USD 2,302 $ 2,308,075
Clean Harbors, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.22%
,
 10/11/32 ................... 1,147 1,156,554
Deep Blue Operating I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.59%
,
 10/01/32 ............. 478 479,095
Garda World Security Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.75%
,
 02/01/29 ............. 3,100 3,107,399
Grant Thornton Advisors LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.47%
,
 06/02/31 ............ 1,790 1,791,787
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.48%
,
 10/17/30 ............ 738 738,162
LABL, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.94%
,
 10/30/28 ................... 2,743 1,727,817
Novelis, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 03/11/32 ................... 4,014 4,027,036
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (6-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.13%
,
 10/15/30 ... 743 743,940
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.58%
,
 03/08/32 ... 4,445 4,430,378
Quartz AcquireCo LLC, 1st Lien Term Loan B2,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 06/28/30
(f)
............. 1,561 1,557,582
Reworld Holding Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98%
,
 01/15/31 ............. 615 615,000
Reworld Holding Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98%
,
 11/30/28 .............. 1,746 1,746,753
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.93%
,
 02/15/29 ... 433 401,875
TruGreen LP, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
7.82%
,
 11/02/27 ................... 535 523,050
41,097,775
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
 10/24/30
(a)
.................. 2,099 2,102,554
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., 1st Lien Term
Loan C, (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.35%
,
 08/01/30 ........ 3,993 3,630,099
Construction Partners, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
 11/03/31 .............. 597 600,701
Legence Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.97%
,
 12/18/31 ............. 1,328 1,335,755
5,566,555

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
 01/31/31 ................... USD 2,980 $ 2,989,755
MSOF BEACON LLC, 1st Lien Term Loan
B, (12-mo. CME Term SOFR + 3.00%),
6.54%
,
 12/09/32
(f)
.................. 1,555 1,560,831
NEW AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.72%
,
 03/08/29 ................... 566 500,442
Quikrete Holdings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.97%
,
 04/14/31 ............. 2,289 2,295,049
Quikrete Holdings, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.97%
,
 03/19/29 ............. 2,031 2,037,768
Quikrete Holdings, Inc., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.97%
,
 02/10/32 ............. 1,990 1,995,654
Standard Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48%
,
 09/22/28 ............. 565 566,415
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C, (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.97%
,
 10/19/29 ... 6,287 6,311,518
18,257,432
Consumer Staples Distribution & Retail — 0.0%
(a)
EG America LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.32%
,
 02/07/28 ................... 447 448,661
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%, 11/22/28 ............ 826 832,143
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%, 10/03/31 ........... 1,061 1,068,581
2,349,385
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 6.50%
,
 11/29/30 ............ 5,436 5,443,788
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.89%, 04/13/29 ........... 310 310,053
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.97%, 04/01/32 ........... 2,755 2,751,307
Colossus Acquireco LLC, 1st Lien Term Loan,
(1-day SOFR at 0.00% Floor + 1.75%),
5.41%
,
 07/30/32 ................... 3,173 3,169,081
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.23%
,
 04/15/30 ... 1,620 1,584,571
Pregis Topco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
 02/01/29 ................... 1,215 1,224,388
ProAmpac PG Borrower LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.88% - 7.90%
,
 09/15/28 ........ 297 296,740
Reynolds Consumer Products LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.47%
,
 03/04/32 ............ 415 416,747
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Ring Container Technologies Group LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.22%
,
 09/15/32 ... USD 823 $ 824,805
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7, (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
 09/15/28 ............. 1,522 1,459,524
17,481,004
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.83%
,
 10/28/27
(a)
.................. 751 652,756
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B, (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 5.47%
,
 08/23/32 ... 2,127 2,137,297
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 7.67% -
7.88%
,
 08/11/28 ................... 235 194,149
OMNIA Partners LLC, 1st Lien Term Loan C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.45%
,
 12/31/32 ............. 1,388 1,392,200
Planet US Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.82%
,
 02/07/31 ............. 1,160 1,166,901
URSA Minor US Bidco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.09%
,
 03/26/31 ............. 1,091 1,092,972
Wand NewCo 3, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
 01/30/31 ................... 3,099 3,100,372
9,083,891
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.92%
,
 05/18/30
(a)
............ 1,791 1,787,869
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan,
(US Prime Rate at 0.00% Floor + 1.75%),
8.50%
,
 01/30/26
(f)
.................. 448 442,353
Level 3 Financing, Inc., 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
 03/29/32 ............. 5,534 5,546,451
Lumen Technologies, Inc., 1st Lien Term Loan
A, (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 9.72%
,
 06/01/28 ............. 389 390,335
Lumen Technologies, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.18%
,
 04/16/29 ............. 1,566 1,556,309
Lumen Technologies, Inc., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.18%
,
 04/15/30 ............. 2,442 2,425,819
Orbcomm, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 4.25% Floor + 0.75%;
3-mo. CME Term SOFR at 4.25% Floor +
0.75% at 0.75% Floor + 0.04%), 8.08% -
8.33%
,
 09/01/28 ................... 895 849,367
Radiate Holdco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.33%
,
 09/25/29 ................... 4,138 3,165,331

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Sunrise Financing Partnership, Facility 1st Lien
Term Loan AAA1, (12-mo. CME Term SOFR
at 0.00% Floor + 2.50%), 6.26%
,
 02/17/32 .. USD 731 $ 733,222
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.11%
,
 01/31/29 ........ 795 795,994
Zayo Group Holdings, Inc., 1st Lien Term Loan,
03/11/30
(q)
....................... 6,356 6,015,360
21,920,541
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.59%
,
 04/16/31 ................... 5,136 5,148,377
Vistra Operations Co. LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
 12/20/30 ............. 2,600 2,612,512
7,760,889
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 9.86%
,
 12/21/29
(a)
........... 197 199,934
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
 06/20/31
(f)
.................. 2,477 2,489,189
Coherent Corp., 1st Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.47%
,
 07/02/29 ................... 1,456 1,457,289
CoorsTek, Inc., 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.68%
,
 10/28/32 ................... 846 851,821
Sanmina Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.92%
,
 10/27/32
(f)
.................. 1,569 1,570,961
6,369,260
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.71%
,
 02/26/32 ................... 2,093 2,074,826
Stakeholder Midstream LLC, 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.04%
,
 01/02/31 ............. 1,036 1,039,646
3,114,472
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.03%
,
 07/22/30
(f)
............. 2,041 2,036,427
Creative Artists Agency LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
 10/01/31 ............. 5,218 5,234,960
Delta 2 (Lux) SARL, 1st Lien Term Loan B,
09/30/31
(q)
....................... 5,017 5,029,046
Live Nation Entertainment, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.73%
,
 10/21/32 ........ 2,646 2,646,000
Motion Finco SARL, Facility 1st Lien Term Loan
B3, 11/13/29
(q)
..................... 3,399 3,010,526
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5, (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.87%
,
 11/21/31 ........ 5,823 5,846,582
Security
Par (000)
Par (000) Value
Entertainment (continued)
WMG Acquisition Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.57%
,
 01/24/31 ............. USD 5,271 $ 5,282,145
29,085,686
Financial Services — 0.6%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.97%
,
 12/21/28 ........ 2,071 2,072,800
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 5.97%
,
 02/13/32 .. 1,035 1,035,471
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.47%
,
 07/30/31 ............ 621 623,342
Apex Group Treasury LLC, 1st Lien Term Loan B,
02/27/32
(q)
....................... 3,278 3,076,486
APi Group DE, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
 01/03/29 ................... 4,337 4,351,025
Belron Finance 2019 LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.12%
,
 10/16/31 ............. 5,951 5,980,827
Boost Newco Borrower LLC, 1st Lien Term Loan
B2, (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 01/31/31 ............. 7,491 7,495,581
CPI Holdco B LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.92%
,
 05/19/31 ................... 6,176 6,187,615
CTP-02 Propco LLC, (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.17%
,
 12/06/29
(f)
... 5,477 5,474,313
EOC BORROWER LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.72%
,
 03/24/32 ............. 5,837 5,862,585
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan, (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
 09/13/32 ............ 1,219 1,226,753
Guardian US Holdco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.17%
,
 01/31/30 ............. 520 520,018
Hilton Garden Inn, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
7.66%
,
 05/31/29
(f)
.................. 7,581 7,560,808
Hyperion Refinance SARL, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
 02/17/31 ............. 3,589 3,594,846
Macerich Crabtree LP, 1st Lien Tem Loan, (1-mo.
CME Term SOFR at 2.50% Floor + 2.50%),
6.51%
,
 08/06/29
(f)
.................. 4,161 4,163,453
Orion US Finco, Inc., 1st Lien Term Loan,
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.32%
,
 10/08/32 ............. 1,532 1,538,220
Sotera Health Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.34%
,
 05/30/31 ............. 3,787 3,803,798
Summit Acquisition, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.22%
,
 10/16/31
(f)
............. 235 236,881
WEX, Inc., 1st Lien Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
 04/03/28 ................... 431 431,513

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
WEX, Inc., 1st Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
 03/05/32 ................... USD 898 $ 897,467
66,133,802
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.97%
,
 10/28/32 ................... 7,144 7,172,576
Froneri International Ltd., Facility 1st Lien Term
Loan B4, (6-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.24%
,
 09/30/31 ........ 5,218 5,211,679
Froneri US, Inc., Facility 1st Lien Term Loan B6,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.12%
,
 09/30/32 ............. 1,510 1,509,426
MP Midco Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.34%
,
 03/29/30 ............. 182 182,711
Primo Brands Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.25%
,
 03/31/28 ................... 1,568 1,571,736
Utz Quality Foods LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 01/29/32 ............. 1,575 1,580,521
Wellness Pet LLC, 1st Lien Term Loan A, (3-mo.
CME Term SOFR at 0.00% Floor + 3.95%),
7.62%
,
 12/31/29 ................... 326 197,421
Wellness Pet LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.68%
,
 12/31/29 ................... 182 20,021
17,446,091
Gas Utilities — 0.0%
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.22%
,
 04/01/32
(a)
........... 897 901,333
Ground Transportation — 0.2%
(a)
CML Project Cold, 1st Lien Term Loan, 09/01/31
(f)
(q)
............................. GBP 2,003 2,697,212
Genesee & Wyoming, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 04/10/31 ............. USD 6,454 6,452,298
Hertz Corp. (The), 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.33%
,
 06/30/28 ................... 1,713 1,434,780
Hertz Corp. (The), 1st Lien Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.33%
,
 06/30/28 ................... 338 283,142
One Frio HoldCo BV, Term Loan, 09/01/31
(f)(q)
.. EUR 6,594 7,742,225
18,609,657
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.72%, 09/29/28 ........... USD 1,479 1,479,044
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.97%, 01/15/31 ........... 3,083 3,110,286
QuidelOrtho Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
 08/20/32 ................... 1,589 1,587,014
6,176,344
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.2%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
 12/15/32
(f)
............. USD 410 $ 412,050
AHP Health Partners, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
 09/20/32 ............. 291 291,293
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.59%
,
 09/29/28 ............ 1,791 1,798,660
CNT Holdings I Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.34%
,
 11/08/32 ................... 2,407 2,411,334
Concentra Health Services, Inc., 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.72%
,
 07/28/31 ........ 1,000 1,006,470
Ensemble RCM LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.84%
,
 08/01/29 ............. 2,398 2,408,653
Examworks Bidco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
 11/01/28 .............. 2,914 2,926,986
EyeCare Partners LLC, 1st Lien Term Loan C,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.72%
,
 11/30/28
(e)(l)
........... 54 8,886
LifePoint Health, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.65%
,
 05/19/31 ............. 1,758 1,762,590
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.44%
,
 11/01/28 ............ 979 206,637
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 10.94%
,
 11/01/29 ........... 404 82,012
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47%, 10/23/28 ........... 2,301 2,306,874
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47%, 10/23/30 ........... 2,446 2,454,344
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47%
,
 09/16/32 ............. 3,318 3,333,624
Raven Acquisition Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.72%
,
 11/19/31 ............ 1,001 1,003,528
Surgery Center Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.22%
,
 12/19/30 ............ 2,580 2,588,414
Team Health Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.34%
,
 06/30/28 ............. 724 726,171
Vizient, Inc., 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.47%
,
 08/01/31 ................... 542 543,058
26,271,584
Health Care Technology — 0.1%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
 02/15/29 ............. 4,206 4,210,220
Cotiviti, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.62%
,
 05/01/31 ................... 4,792 4,596,366

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.77%
,
 10/01/27 ............. USD 950 $ 932,064
PointClickCare Technologies, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
 11/03/31 ............ 1,263 1,263,137
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.85%
,
 06/02/28 ................... 2,776 2,672,654
Waystar Technologies, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
 10/22/29
(f)
............. 1,041 1,045,764
14,720,205
Hotels, Restaurants & Leisure — 0.7%
(a)
1011778 BC ULC, 1st Lien Term Loan B5, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
 09/20/30 ................... 3,250 3,251,476
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.35%, 03/11/30 ............ 291 290,129
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.35%, 03/11/30 ........... 270 268,022
Alterra Mountain Co., 1st Lien Term Loan B8,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
 05/31/30
(f)
............. 1,570 1,575,943
Bally's Corp., Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.37%
,
 10/02/28 ............. 1,031 1,015,361
Caesars Entertainment, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
 02/06/30 ............. 1,416 1,403,740
Caesars Entertainment, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
 02/06/31 ............. 6,206 6,144,138
Crown Finance US, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.34%
,
 12/02/31 ............. 1,537 1,512,870
DK Crown Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.53%
,
 03/04/32 ............. 3,131 3,130,878
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5, (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
 07/30/32 ........ 548 542,888
Fertitta Entertainment LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.97%
,
 01/29/29 ............. 6,788 6,784,562
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%, 12/02/30 ........... 4,978 4,969,729
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67%, 06/04/32 ........... 1,573 1,572,943
Fortrex LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.82%
,
 03/10/31 ................... 185 177,627
Four Seasons Hotels Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.67%
,
 09/22/32 ............. 4,462 4,484,895
Great Canadian Gaming Corp., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
 11/01/29 ........ 1,308 1,281,835
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Herschend Entertainment Co. LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.97%
,
 05/27/32 ............ USD 1,424 $ 1,432,744
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4, (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.48%
,
 11/08/30 .... 3,163 3,180,774
IRB Holding Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.22%
,
 12/16/30 ................... 2,480 2,484,972
Light & Wonder International, Inc., 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 5.99%
,
 04/16/29 ........ 2,184 2,188,656
Long Point Development LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 4.35%), 8.33% - 8.69%
,
 01/01/28
(f)
...... 5,600 5,600,000
Ontario Gaming GTA LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.24%
,
 08/01/30 ............. 748 691,144
Penn Entertainment, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.22%
,
 05/03/29 ............. 1,566 1,574,170
Scientific Games Holdings LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.93%
,
 04/04/29 ............ 1,148 1,126,680
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3, (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.72%
,
 12/04/31 ... 790 783,521
Six Flags Entertainment Corp., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.72%
,
 05/01/31 ........ 624 615,837
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 7.12%
,
 10/25/26
(f)
............. 7,532 7,396,334
Station Casinos LLC, Facility 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
 03/14/31 ............. 3,973 3,983,230
Turquoise Topco Ltd., 1st Lien Term Loan B,
(12-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.23%
,
 08/13/32
(f)
............. 1,222 1,205,197
Voyager Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
 07/01/32 ............. 1,867 1,866,349
Whatabrands LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.42%
,
 08/03/28 ................... 1,247 1,249,698
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.47%
,
 05/24/30 ............ 1,717 1,720,431
75,506,773
Household Durables — 0.0%
(a)
Madison Safety & Flow LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
 09/26/31 ............. 833 838,526
Serta Simmons Bedding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00% Floor
+ 7.50%), 11.29%
,
 06/29/28 ........... 561 526,042
Somnigroup International, Inc., 1st Lien Term
Loan B, (1-day SOFR at 0.00% Floor +
2.25%), 5.92%
,
 10/24/31 ............. 720 724,412
SWF Holdings I Corp., 1st Lien Term Loan A1,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.42%
,
 12/19/29 ............. 311 308,103

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.74%
,
 10/01/32 ........ USD 2,479 $ 2,480,239
4,877,322
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.47%
,
 07/31/30 ........ 3,462 3,464,046
Calpine Corp., Facility 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
 01/31/31 ............. 1,041 1,040,471
Exgen Renewables IV LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.00%), 5.82%
,
 12/15/27 ............. 1,568 1,572,250
Talen Energy Supply LLC, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.35%, 12/11/31 ............ 1,290 1,294,536
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%, 11/25/32 ............ 1,789 1,787,891
9,159,194
Industrial Conglomerates — 0.1%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
 09/13/32 ............. 523 526,598
EMRLD Borrower LP, 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.12%
,
 08/04/31 ................... 3,633 3,638,374
EMRLD Borrower LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.07%
,
 05/31/30 ............. 5,524 5,534,452
FCG Acquisitions, Inc., 1st Lien Term Loan,
03/31/28
(q)
....................... 167 167,111
INNIO Group Holding GmbH, Facility 1st Lien
Term Loan B2, (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.13%
,
 11/02/28 .... 1,290 1,293,225
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.37%
,
 12/02/31 ... 1,119 1,125,098
Pinnacle Buyer LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.49%
,
 10/01/32 ............. 1,413 1,417,500
Resideo Funding, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
 08/13/32 ............. 1,638 1,639,942
15,342,300
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.22%
,
 09/19/31 ............ 11,127 11,148,887
AmWINS Group, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
5.97%
,
 01/30/32 ................... 5,219 5,232,328
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.47%
,
 12/29/31 ............ 3,500 3,505,175
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2, (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.25%
,
 05/26/31 ................... 1,501 1,496,138
CRC Insurance Group LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
 05/06/31 ............. 5,751 5,753,553
Security
Par (000)
Par (000) Value
Insurance (continued)
HUB International Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.12%
,
 06/20/30 ............. USD 6,945 $ 6,977,728
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan, 12/09/32
(q)
......... 1,811 1,811,105
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
6.59%
,
 03/15/30 ................... 1,496 1,496,188
OneDigital Borrower LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.72%
,
 07/02/31 ............. 385 385,534
Ryan Specialty LLC, 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
 09/15/31 ............. 3,522 3,523,937
USI, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
 09/27/30 ................... 3,583 3,587,903
USI, Inc., 1st Lien Term Loan D, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
 11/21/29 ................... 3,882 3,889,157
48,807,633
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.47%
,
 01/31/31
(a)
............ 1,303 1,283,839
IT Services — 0.5%
(a)
Asurion LLC, 1st Lien Term Loan B11, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.07%
,
 08/21/28 ................... 2,069 2,071,163
Asurion LLC, 1st Lien Term Loan B12, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.17%
,
 09/19/30 ................... 1,595 1,593,826
Asurion LLC, 1st Lien Term Loan B13, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.97%
,
 09/19/30 ................... 3,935 3,931,692
Asurion LLC, 2nd Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.08%
,
 01/31/28 ................... 1,054 1,048,899
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.08%
,
 01/19/29 ................... 618 605,640
Central Parent LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
 07/06/29 ................... 4,584 3,871,728
Clearwater Analytics LLC, 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.21%
,
 04/21/32 ............. 1,518 1,515,356
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.84%
,
 06/12/31 ........ 1,024 1,024,131
Epicor Software Corp., 1st Lien Term Loan E,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.22%
,
 05/30/31 ............. 4,963 4,976,378
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.78%
,
 06/27/31 ............. 897 896,532
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.47%
,
 05/30/31 ........ 1,580 1,582,286
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.47%
,
 11/09/29 ........ 1,488 1,489,262

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
ION Platform Finance US, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.42%
,
 09/30/32 ............ USD 5,432 $ 5,084,732
Iron Mountain, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.72%
,
 01/31/31 ................... 519 518,029
Mitchell International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.97%
,
 06/17/31 ............. 3,444 3,453,578
Mitchell International, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.97%
,
 06/07/32 ............. 560 553,840
Modena Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.09%
,
 07/01/31 ................... 846 840,602
Project Boost Purchaser LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
 07/16/31 ............ 3,513 3,520,447
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.22%
,
 07/31/31 ... 6,429 6,447,596
Shift4 Payments LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 06/30/32 ................... 934 938,524
X Corp., 1st Lien Term Loan B, (6-mo. CME
Term SOFR at 0.50% Floor + 6.50%),
10.45%
,
 10/26/29 .................. 5,917 5,807,407
x.AI Corp., 1st Lien Term Loan, (6-mo. CME
Term SOFR at 0.00% Floor + 7.25%),
11.12%
,
 06/28/30 .................. 3,538 3,486,885
55,258,533
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.33%
,
 05/30/28
(a)
............ 400 401,546
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67%
,
 07/03/28 ............. 571 575,188
Pra Health Sciences, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67%
,
 07/03/28 ............. 142 143,309
Star Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
 09/27/30 ................... 1,355 1,355,873
2,074,370
Machinery — 0.5%
(a)
Aggreko Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.87%
,
 05/21/31 ............. 2,974 2,988,442
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 3.00% Floor
+ 0.50%; 3-mo. CME Term SOFR at 3.00%
Floor + 0.50% at 0.50% Floor + 0.00%),
6.85%
,
 07/31/28 ................... 3,643 3,649,410
Chart Industries, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.48%
,
 03/15/30 ................... 590 591,714
Columbus McKinnon Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
 05/15/28
(f)
............. 681 681,447
Security
Par (000)
Par (000) Value
Machinery (continued)
Filtration Group Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
 10/23/28 ............. USD 4,768 $ 4,790,103
Generac Power Systems, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.62%
,
 06/12/31 ............ 805 806,825
Hunter Douglas, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
 01/16/32 ............. 3,401 3,414,119
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan, (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 7.59% - 7.92%
,
 02/15/29 .. 5,323 5,356,694
Indicor LLC, 1st Lien Term Loan D, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.42%
,
 11/22/29 ................... 1,216 1,222,090
INNIO North America Holding, Inc., Facility
1st Lien Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%), 6.13% -
6.18%
,
 11/02/28 ................... 166 166,792
Madison IAQ LLC, 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.70%
,
 06/21/28 ................... 4,979 5,000,026
Rexnord LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.83%
,
 10/04/28 ................... 950 954,351
SPX FLOW, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.47%
,
 04/05/29 ................... 4,547 4,555,502
TK Elevator Midco GmbH, 1st Lien Term Loan
B1, 04/30/30
(q)
..................... 5,382 5,412,103
Vertiv Group Corp., 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.61%
,
 08/12/32 ............. 5,979 6,004,806
Vortex Opco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.25%),
10.37% 12/18/28
(e)(l)
................. 1,250 150,013
WEC US Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.87%
,
 01/27/31 ............. 3,645 3,649,478
49,393,915
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.86%
,
 05/30/31 ............. 2,403 2,399,212
Charter Communications Operating LLC, 1st Lien
Term Loan B4, (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.99%
,
 12/09/30 ... 1,188 1,186,856
Charter Communications Operating LLC, 1st Lien
Term Loan B5, (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.24%
,
 12/15/31 ... 1,191 1,191,652
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.83%
,
 08/23/28 ........ 656 656,047
CSC Holdings LLC, 1st Lien Term Loan B5,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
 04/15/27 ................... 4,912 4,284,184
DirecTV Financing LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.10%
,
 08/02/27 ............. 95 95,424
ECL Entertainment LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.72%
,
 08/30/30 ............. 839 835,594

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Fleet Midco I Ltd., 1st Lien Term Loan B2, (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.79%
,
 02/21/31
(f)
.................. USD 1,042 $ 1,045,496
Gray Television, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.12%
,
 05/23/29 ............. 8 8,393
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00% Floor
+ 4.75%), 8.67%
,
 06/30/28 ............ 1,149 1,149,741
NEP Group, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.22%
,
 10/17/31 ................... 2,239 2,043,782
Outfront Media Capital LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
 09/24/32 ............. 1,172 1,174,930
Telenet Financing USD LLC, Facility 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.86%
,
 05/01/28 ........ 525 524,606
16,595,917
Multi-Utilities — 0.0%
GFL Environmental Services, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.27%
,
 03/03/32
(a)
........... 5,293 5,308,613
Oil, Gas & Consumable Fuels — 0.1%
(a)
Blackfin Pipeline LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.00%
,
 10/01/32 ................... 750 750,622
Buckeye Partners LP, 1st Lien Term Loan B7,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
 11/22/32 .............. 1,003 1,007,941
Freeport LNG Investments LLLP, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.12%
,
 12/21/28 ........ 3,338 3,347,694
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 5.94%
,
 10/04/30 ............ 245 245,265
Hilcorp Energy I LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.74%
,
 02/06/30 ................... 1,289 1,290,070
Meade Pipeline Co LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.69%
,
 09/22/32 ............. 431 433,155
Murphy USA, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.59%
,
 04/07/32 ................... 511 515,108
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 5.98%
,
 10/05/28 ... 2,477 2,486,320
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.31%
,
 06/16/32 ........ 410 411,214
10,487,389
Paper & Forest Products — 0.0%
Bradyplus Holdings LLC, 1st Lien Term Loan,
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.00%
,
 12/13/32
(a)
............ 3,639 3,596,533
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.13%, 04/20/28 ........... 1,202 1,203,788
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.13%, 05/28/32 ........... USD 1,064 $ 1,068,314
Air Canada, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
5.72%
,
 03/21/31 ................... 2,421 2,432,729
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.69%, 01/29/27 ........... 1,217 1,215,007
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.00%, 02/15/28 ........... 2,097 2,101,819
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.26%, 06/04/29 ........... 1,606 1,607,232
JetBlue Airways Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.44%
,
 08/13/29 ............. 1,743 1,665,218
Stonepeak Nile Parent LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.16%
,
 04/09/32 ............. 837 836,548
United Airlines, Inc., Facility 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
 02/24/31 ............. 2,064 2,070,937
14,201,592
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.22%
,
 08/02/32 ............ 3,438 3,464,170
Elanco Animal Health, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.62%
,
 10/29/32 ............. 768 768,626
Endo Finance Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.47%
,
 04/23/31 ............. 835 827,957
Jazz Financing Lux SARL, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
 05/05/28 ............. 3,158 3,169,390
Organon & Co., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
5.97%
,
 05/19/31 ................... 578 555,858
Perrigo Investments LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
 04/20/29 ............. 1,397 1,401,832
10,187,833
Professional Services — 0.2%
(a)
AlixPartners LLP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.72%
,
 08/12/32 ................... 3,858 3,861,753
Amentum Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
 09/29/31 ............. 1,869 1,872,256
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.33%
,
 06/02/28 ................... 3,089 3,088,096
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4, (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.47%
,
 04/28/28 .. 3,655 3,657,109
Dayforce, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.84%
,
 03/01/31
(f)
.................. 3,482 3,477,200
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.68%),
7.35%
,
 06/22/29 ................... 824 828,745

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.84%
,
 07/31/30 ............. USD 823 $ 788,514
TransUnion LLC, 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
 06/24/31 ................... 1,989 1,992,376
TransUnion LLC, 1st Lien Term Loan B9, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.47%
,
 06/24/31 ................... 1,575 1,576,705
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.67%
,
 09/28/29 ... 1,300 1,286,131
Zelis Payments Buyer, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
 11/26/31 .............. 3,988 3,952,828
26,381,713
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.47%
,
 01/31/30
(a)
.. 431 432,743
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
 07/06/29 ................... 899 903,252
MKS, Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
5.72%
,
 08/17/29 ................... 3,480 3,492,616
Qnity Electronics, Inc., 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.70%
,
 10/29/32 ............. 3,987 4,001,951
8,397,819
Software — 0.9%
(a)
Applied Systems, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 02/24/31 ............. 5,076 5,102,430
Avalara, Inc., 1st Lien Term Loan, 03/26/32
(q)
.. 1,565 1,570,279
Barracuda Networks, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.34%
,
 08/15/29 ............. 1,876 1,514,447
Boxer Parent Co., Inc., 1st Lien Term Loan,
07/30/31
(q)
....................... 5,368 5,349,866
Capstone Borrower, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.75%
,
 06/17/30 ............. 1,835 1,831,974
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.72%
,
 01/23/32 ............ 6,179 6,194,643
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%, 03/21/31 ........... 5,944 5,948,480
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%, 08/16/32 ........... 6,080 6,083,925
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.57%
,
 10/09/28 ................... 772 735,593
Clover Holdings 2 LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.52%
,
 12/09/31 ............. 2,111 2,109,071
Darktrace Finco US LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.19%
,
 10/09/31 ............. 348 349,181
Security
Par (000)
Par (000) Value
Software (continued)
Dawn Bidco LLC, 1st Lien Term Loan, 08/20/32
(q)
USD 4,730 $ 4,713,114
DS Admiral Bidco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
 06/26/31
(f)
............. 954 935,401
Ellucian Holdings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
 10/09/29 ............. 5,091 5,116,664
Ellucian Holdings, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.47%
,
 11/15/32 .............. 703 707,612
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47%, 09/12/29 ........... 5,143 5,148,722
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%, 04/16/32 ........... 767 767,529
Genesys Cloud Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.22%
,
 01/30/32 ............ 7,341 7,317,606
Kaseya, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
6.72%
,
 03/22/32 ................... 5,555 5,555,385
McAfee Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.72%
,
 03/01/29 ................... 2,741 2,520,681
MH Sub I LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.25%, 05/03/28 ........... 1,044 968,278
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.97%, 12/31/31 ........... 796 678,650
Ping Identity Holding Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.59%
,
 11/15/32 .............. 875 876,094
Planview Parent, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.18%
,
 12/17/27 ............. 476 455,227
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.92%
,
 08/31/28 ................... 5,513 5,535,875
RealPage, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.93%
,
 04/24/28 ................... 2,708 2,703,945
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.07%, 07/30/29 ........... 127 113,067
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 9.82%, 11/15/29 ............ 803 706,805
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.07%, 07/30/29 ........... 210 186,947
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.02%, 11/15/29
(f)
.......... 378 336,706
SS&C Technologies, Inc., 1st Lien Term Loan
B8, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.92%
,
 05/09/31 ............. 5,979 6,011,492
UKG, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.34%
,
 02/10/31 ................... 6,472 6,474,775
VS Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.09%
,
 04/14/31 ................... 4,769 4,780,706
99,401,170

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail — 0.1%
(a)
Lavender Dutch Borrower Co. BV, 1st Lien Term
Loan B, (12-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.01%
,
 12/02/32 ........ USD 1,383 $ 1,392,792
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 2.50%
Floor + 0.0%; 3-mo. CME Term SOFR at
2.50% Floor + 0.00% at 0.00% Floor +
0.00%), 6.22% - 6.32%
,
 04/23/31 ........ 1,503 1,503,230
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.72%
,
 05/04/28 ... 5,069 5,085,031
Peer Holding III BV, Facility 1st Lien Term Loan
B8, (12-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 6.02%
,
 09/29/32 ............ 564 564,468
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2, (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.49%
,
 09/30/32 ... 387 388,481
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.21%
,
 12/16/32 ............ 1,797 1,807,899
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.33%, 10/20/28 ........... 534 525,797
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.07%, 10/20/28 ........... 415 411,337
11,679,035
Technology Hardware, Storage & Peripherals — 0.1%
Finastra USA, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
 09/15/32
(a)
.................. 6,251 6,110,353
Tobacco — 0.0%
Savor Acquisition, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.84%
,
 02/19/32
(a)
............ 100 100,333
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.69%
,
 07/27/28 ................... 3,354 3,360,555
Core & Main LP, 1st Lien Term Loan E, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.69%
,
 02/10/31 ................... 2,135 2,134,800
Gulfside Supply, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
 06/17/31 ................... 610 600,253
Herc Holdings, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.52%
,
 06/02/32 ................... 454 455,607
QXO Building Products, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
 04/30/32 ............. 720 721,765
TMK Hawk Parent Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.72%
,
 06/29/29 ............. 1,451 591,273
7,864,253
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
 09/23/31 ................... 5,061 5,085,873
Brown Group Holding LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.22%
,
 07/01/31 ............. 2,075 2,084,201
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
Brown Group Holding LLC, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 2.75% Floor
+ 0.50%; 3-mo. CME Term SOFR at 2.75%
Floor + 0.50% at 0.50% Floor + 0.03%),
6.47% - 6.59%
,
 07/01/31 ............. USD 1,759 $ 1,766,727
OLA Netherlands BV, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.27%
,
 12/15/26
(f)
................. 1,233 1,224,216
Rand Parent LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
 03/18/30 ................... 2,226 2,229,828
12,390,845
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 9.02%
,
 08/09/32 ............ 1,040 1,036,287
SBA Senior Finance II LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
 01/27/31 ............. 3,006 3,017,279
Windstream Services LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.72%
,
 10/06/32
(f)
............. 2,077 2,082,192
6,135,758
Total Floating Rate Loan Interests — 9.3%
(Cost: $989,922,223) .............................. 983,299,312
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
.................. 500 495,315
3.75%, 01/15/31
(b)
.................. 491 469,826
6.44%, 01/26/36
(c)
.................. 394 426,022
Empresa Nacional del Petroleo
(b)
6.15%, 05/10/33 ................... 656 692,808
5.95%, 07/30/34 ................... 430 448,679
2,532,650
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ............ 550 585,200
Denmark — 0.0%
Orsted A/S (5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13%, 03/14/3024
(a)(c)
.......... EUR 400 482,858
France — 0.1%
Electricite de France SA
(a)(c)(k)
(BPISDS15 + 3.32%), 5.88% ........... GBP 1,400 1,892,254
(5-Year EUR Swap Annual + 3.97%), 3.38% . EUR 5,200 5,835,786
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 200 244,681
7,972,721
Hungary — 0.1%
Magyar Export-Import Bank Zrt., 6.13%,
12/04/27
(b)
....................... USD 1,201 1,233,655
MVM Energetika Zrt.
(c)
7.50%, 06/09/28 ................... 529 558,344
6.50%, 03/13/31 ................... 935 986,425
2,778,424
Indonesia — 0.0%
Pertamina Persero PT, 3.10%, 08/27/30
(c)
.... 1,275 1,192,922
Mexico — 0.1%
Petroleos Mexicanos
6.50%, 01/23/29 ................... 3,681 3,745,417

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
8.75%, 06/02/29 ................... USD 1,255 $ 1,346,017
5.95%, 01/28/31 ................... 882 853,688
6.70%, 02/16/32 ................... 2,408 2,401,089
8,346,211
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54
(b)
.............. 1,221 1,349,181
Nigeria — 0.0%
Africa Finance Corp., 5.55%, 10/08/29
(b)
..... 1,203 1,231,439
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 5.50%,
05/06/30
(b)
....................... 595 611,362
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25%, 10/31/28 ................... 466 492,552
5.75%, 07/09/34 ................... 1,140 1,196,624
1,689,176
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S, 8.25%,
02/14/29
(c)
....................... 429 460,371
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 5.88%, 07/17/64
(b)
..... 798 775,058
SRC Sukuk Ltd., 4.88%, 10/02/35
(c)
......... 835 830,566
1,605,624
Total Foreign Agency Obligations — 0.3%
(Cost: $29,570,194) ............................... 30,838,139
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The), 0.75%, 07/09/30
(d)
.. 480 408,960
Armenia — 0.0%
Republic of Armenia, 6.75%, 03/12/35
(b)
...... 519 540,087
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 ................... 572 610,038
5.45%, 09/16/32 ................... 480 465,888
1,075,926
Barbados — 0.0%
Barbados Government Bond, 8.00%, 06/26/35
(b)
815 859,059
Benin — 0.0%
Benin Government Bond, 7.96%, 02/13/38
(b)
... 649 674,350
Brazil — 0.1%
Federative Republic of Brazil
10.00%, 01/01/29 .................. BRL 36 6,017,251
6.00%, 08/15/30 ................... 5 3,645,498
10.00%, 01/01/31 .................. 12 1,990,518
6.63%, 03/15/35 ................... USD 1,218 1,255,758
12,909,025
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%, 03/05/37
(c)
. 732 726,876
Chile — 0.1%
Republic of Chile
5.80%, 10/01/29
(b)(c)
................. CLP 10,760,000 12,248,990
3.75%, 01/14/32 ................... EUR 558 665,598
3.10%, 05/07/41 ................... USD 1,509 1,158,535
14,073,123
Security
Par (000)
Par (000) Value
China — 0.1%
People's Republic of China, 1.92%, 07/15/45 .. CNY 34,400 $ 4,615,405
Colombia — 0.1%
Republic of Colombia
11.00%, 08/22/29 .................. COP 13,338,000 3,326,670
7.00%, 03/26/31 ................... 9,484,000 1,960,584
13.25%, 02/09/33 .................. 7,056,000 1,886,353
8.00%, 04/20/33 ................... USD 1,035 1,112,625
8.00%, 11/14/35 ................... 439 467,645
7.75%, 11/07/36 ................... 1,182 1,231,940
6.50%, 11/26/38 ................... EUR 553 628,764
10,614,581
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%, 04/03/34
(c)
.... USD 553 601,968
Czech Republic — 0.1%
Czech Republic
0.95%, 05/15/30
(c)
.................. CZK 153,720 6,586,005
1.50%, 04/24/40 ................... 134,240 4,293,328
10,879,333
Dominican Republic — 0.0%
Dominican Republic Government Bond
5.50%, 02/22/29
(b)
.................. USD 557 563,406
5.50%, 02/22/29
(c)
.................. 150 151,725
7.05%, 02/03/31
(b)
.................. 1,301 1,397,196
6.95%, 03/15/37
(b)
.................. 596 640,998
2,753,325
Ecuador — 0.0%
Republic of Ecuador, 6.90%, 07/31/30
(b)(d)
..... 421 416,369
Egypt — 0.0%
Arab Republic of Egypt
5.63%, 04/16/30
(c)
.................. EUR 649 760,798
6.38%, 04/11/31
(b)
.................. 479 578,401
7.63%, 05/29/32
(c)
.................. USD 1,050 1,115,373
9.45%, 02/04/33
(b)
.................. 590 675,214
3,129,786
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(b)
.................. 767 773,711
5.25%, 08/10/29
(c)
.................. 511 515,471
7.05%, 10/04/32
(b)
.................. 1,076 1,179,834
6.60%, 06/13/36
(b)
.................. 544 584,131
6.25%, 08/15/36
(b)
.................. 618 646,589
3,699,736
Hungary — 0.1%
Hungary Government Bond
5.25%, 06/16/29
(b)
.................. 1,125 1,146,234
3.00%, 08/21/30 ................... HUF 2,032,000 5,396,839
5.50%, 03/26/36
(b)
.................. USD 575 574,528
6.75%, 09/23/55
(b)
.................. 620 645,912
7,763,513
Indonesia — 0.2%
Republic of Indonesia
5.88%, 03/15/31 ................... IDR 104,212,000 6,365,213
6.38%, 04/15/32 ................... 45,904,000 2,818,382
3.88%, 01/15/33 ................... EUR 550 651,737
7.00%, 02/15/33 ................... IDR 96,072,000 6,081,199
15,916,531
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(c)
.................. USD 443 449,063
5.88%, 10/17/31
(c)
.................. EUR 1,300 1,539,218

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
8.08%, 04/01/36
(b)
.................. USD 412 $ 444,986
8.25%, 01/30/37
(b)
.................. 403 437,694
2,870,961
Jordan — 0.0%
Hashemite Kingdom of Jordan, 7.50%,
01/13/29
(b)
....................... 580 610,265
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond, 7.75%,
06/03/30
(b)
....................... 480 493,800
Latvia — 0.0%
Latvia Government Bond, 5.13%, 07/30/34
(b)
.. 1,209 1,237,218
Malaysia — 0.0%
Malaysia Government Bond, 4.18%, 05/16/44 .. MYR 7,860 2,017,955
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%, 08/17/30
(b)
. USD 1,240 1,261,080
Mex Bonos Desarr Fix Rt
8.50%, 05/31/29 ................... MXN 740 4,146,599
8.50%, 02/28/30 ................... 1,060 5,902,992
5.38%, 03/22/33 ................... USD 980 970,915
7.75%, 11/23/34 ................... MXN 820 4,223,814
8.00%, 02/21/36 ................... 1,260 6,481,487
8.50%, 11/18/38 ................... 226 1,175,807
United Mexican States
6.88%, 05/13/37 ................... USD 560 597,800
6.63%, 01/29/38 ................... 535 558,807
5.13%, 03/19/38 ................... EUR 475 555,602
25,874,903
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
.................. USD 566 543,360
5.95%, 03/08/28
(b)
.................. 412 424,231
4.75%, 04/02/35
(b)
.................. EUR 1,115 1,336,070
2,303,661
Nigeria — 0.0%
Federal Republic of Nigeria
10.38%, 12/09/34
(b)
................. USD 688 815,241
9.13%, 01/13/46
(b)
.................. 321 344,674
7.63%, 11/28/47
(c)
.................. 690 650,828
1,810,743
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%, 03/13/27
(c)
EUR 498 606,465
Oman — 0.0%
Oman Government Bond, 6.50%, 03/08/47
(c)
.. USD 953 1,020,539
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 ................... 1,068 1,183,878
6.40%, 02/14/35 ................... 928 977,336
2,161,214
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00%, 04/15/26 ................... 70 70,160
2.74%, 01/29/33 ................... 526 470,244
5.60%, 03/13/48 ................... 423 408,988
949,392
Peru — 0.1%
(c)
Bonos de la Tesoreria, 7.60%, 08/12/39
(b)
..... PEN 2,292 743,122
Republic of Peru
7.30%, 08/12/33 ................... 5,076 1,721,394
Security
Par (000)
Par (000) Value
Peru (continued)
7.60%, 08/12/39 ................... PEN 4,642 $ 1,505,049
3,969,565
Philippines — 0.2%
Republic of Philippines
6.38%, 07/27/30 ................... PHP 589,940 10,249,420
6.00%, 08/20/30 ................... 369,430 6,317,168
6.75%, 09/15/32 ................... 301,560 5,352,538
21,919,126
Poland — 0.1%
Republic of Poland
5.75%, 11/16/32 ................... USD 867 928,297
5.00%, 10/25/35 ................... PLN 40,280 11,082,751
5.50%, 04/04/53 ................... USD 562 536,292
12,547,340
Republic of Turkiye — 0.1%
Republic of Turkiye (The)
(BISTREFI + 0.00%), 39.56%, 08/19/26
(a)
.. TRY 161,400 3,782,871
7.13%, 02/12/32 ................... USD 1,181 1,250,679
5,033,550
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
.................. 698 709,124
2.12%, 07/16/31
(c)
.................. EUR 1,229 1,266,944
6.25%, 09/10/34
(b)
.................. 1,136 1,402,619
6.75%, 07/11/39
(b)
.................. 509 622,278
6.50%, 10/07/45
(b)
.................. 711 830,052
4,831,017
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25%, 11/17/51
(c)
.................. USD 1,818 1,191,899
5.00%, 01/18/53
(b)
.................. 1,520 1,354,951
2,546,850
Serbia — 0.0%
Republic of Serbia
2.13%, 12/01/30
(b)
.................. 1,099 958,053
6.50%, 09/26/33
(c)
.................. 555 595,238
6.00%, 06/12/34
(b)
.................. 712 735,140
2,288,431
South Africa — 0.2%
Republic of South Africa
10.50%, 12/21/26 .................. ZAR 33,717 2,099,480
10.50%, 12/21/27 .................. 33,717 2,165,192
7.10%, 11/19/36
(b)
.................. USD 923 990,324
8.50%, 01/31/37 ................... ZAR 286,500 17,186,907
5.75%, 09/30/49 ................... USD 1,166 983,812
7.95%, 11/19/54
(b)
.................. 888 954,600
7.25%, 12/11/55
(b)
.................. 231 228,690
24,609,005
Thailand — 0.1%
Kingdom of Thailand
2.41%, 03/17/35 ................... THB 126,080 4,271,833
3.45%, 06/17/43 ................... 101,280 3,763,723
8,035,556
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%, 06/26/34
(b)
USD 815 820,705
United Arab Emirates — 0.0%
United Arab Emirates Government Bond, 3.90%,
09/09/50
(c)
....................... 826 624,171

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uruguay — 0.0%
Oriental Republic of Uruguay
8.00%, 10/29/35 ................... UYU 63,164 $ 1,666,556
5.25%, 09/10/60 ................... USD 1,002 936,870
2,603,426
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38%, 05/29/27 ................... EUR 667 800,892
7.85%, 10/12/28 ................... USD 522 558,529
1,359,421
Total Foreign Government Obligations — 2.1%
(Cost: $218,696,214) .............................. 224,803,232
Shares
Shares
Investment Companies
(r)
iShares 5-10 Year Investment Grade Corporate
Bond ETF
(g)
...................... 414,016 22,307,182
iShares Core Dividend Growth ETF ........ 24,690 1,713,980
iShares Core MSCI Emerging Markets ETF ... 3,168,850 213,010,097
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)
.......................... 2,650,738 213,729,005
iShares MSCI Australia ETF ............. 838,604 21,963,038
Total Investment Companies — 4.5%
(Cost: $462,684,055) .............................. 472,723,302
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.3%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 5.11%, 11/25/35 . 962 850,435
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 4.41%, 11/25/35 ............ 77 76,211
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 5.67%,
06/25/35
(a)
..................... 309 286,387
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 4.47%, 08/25/35
(a)
...... 735 689,959
Series 2005-61, Class 1A1, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.37%,
12/25/35
(a)
..................... 140 131,411
Series 2005-63, Class 3A3, 4.67%, 11/25/35
(a)
1,210 1,130,944
Series 2005-63, Class 5A1, 4.76%, 12/25/35
(a)
22 21,805
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ...................... 34 30,318
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 5.03%,
02/25/36
(a)
..................... 2,866 2,651,158
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ...................... 562 300,690
Series 2006-15CB, Class A1, 6.50%, 06/25/36 958 426,608
Series 2006-20CB, Class A9, 6.00%, 07/25/36 425 161,892
Series 2006-2CB, Class A6, 5.50%, 03/25/36 666 269,883
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ...................... 2,647 973,881
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ...................... 1,726 923,883
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ...................... USD 743 $ 375,183
Series 2006-9T1, Class A7, 6.00%, 05/25/36 303 114,492
Series 2006-J7, Class 2A1, (1M Sofr FWD at
1.50% Floor + 1.61%), 2.72%, 11/20/46
(a)
2,661 2,376,208
Series 2006-J8, Class A5, 6.00%, 02/25/37 . 1,177 435,326
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 5.76%, 11/25/46
(a)
......... 3,932 3,317,085
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.23%, 11/25/46
(a)
................ 1,318 1,198,630
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.85% Floor + 0.85%),
4.88%, 11/25/46
(a)
................ 5,155 4,732,862
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.23%, 10/25/46
(a)
................ 229 217,083
Series 2006-OA2, Class A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.27%,
05/20/46
(a)
..................... 986 898,674
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.27%, 05/25/36
(a)
................ 4,022 3,832,403
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.23%, 07/25/46
(a)
................ 7,086 6,514,682
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ...................... 1,708 717,534
Series 2007-12T1, Class A5, 6.00%, 06/25/37 379 165,706
Series 2007-15CB, Class A7, 6.00%, 07/25/37 215 123,971
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ...................... 194 112,679
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,111 502,969
Series 2007-19, Class 1A8, 6.00%, 08/25/37 541 244,715
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,048 1,306,180
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37 440 200,101
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37 3,123 1,255,955
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37 536 215,588
Series 2007-AL1, Class A1, (1-mo. CME Term
SOFR at 0.50% Floor + 0.61%), 4.35%,
06/25/37
(a)
..................... 4,523 3,833,128
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,484 545,191
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.38% Floor + 1.38%),
5.41%, 11/25/47
(a)
................ 980 882,932
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.13%, 04/25/47
(a)
................ 6,675 6,101,850
Series 2007-OA4, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.19%,
05/25/47
(a)
..................... 2,405 2,201,212
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.21%, 06/25/47
(a)
................ 5,305 4,419,738
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .... 879 469,618
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 5.00%,
10/25/46
(a)
..................... 6,477 5,319,516

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 4.97%,
10/25/46
(a)
..................... USD 3,996 $ 2,653,271
Series 2007-3, Class 22A1, 6.75%, 06/25/37
(d)
389 348,212
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 219 199,234
Series 2006-D, Class 6A1, 4.01%, 05/20/36 . 226 191,723
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.27%,
06/20/47 ...................... 671 556,163
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM4, Class A1, 4.79%,
12/26/64
(d)
..................... 11,852 11,851,827
Series 2024-NQM4, Class A2, 5.10%,
12/26/64
(d)
..................... 1,115 1,114,072
Series 2024-NQM4, Class A3, 5.25%,
12/26/64
(d)
..................... 1,249 1,249,614
Series 2024-NQM4, Class B1, 6.96%,
12/26/64
(a)
..................... 576 580,246
Series 2024-NQM4, Class B2, 7.50%,
12/26/64
(a)
..................... 440 440,256
Series 2024-NQM4, Class B3, 7.50%,
12/26/64
(a)
..................... 1,006 970,564
Series 2024-NQM4, Class M1, 6.31%,
12/26/64
(a)
..................... 948 959,439
Series 2024-NQM4, Class SA, 0.00%,
12/26/64
(a)
..................... 2 1,589
Series 2024-NQM4, Class XS, 0.00%,
12/26/64
(a)
..................... 17,186 649,292
Series 2025-NQM1, Class A1, 5.66%,
01/25/65
(d)
..................... 11,776 11,892,460
Series 2025-NQM1, Class A2, 5.87%,
01/25/65
(d)
..................... 1,074 1,086,291
Series 2025-NQM1, Class A3, 5.97%,
01/25/65
(d)
..................... 1,000 1,010,760
Series 2025-NQM1, Class B1, 6.94%,
01/25/65
(a)
..................... 660 666,054
Series 2025-NQM1, Class B2, 7.78%,
01/25/65
(a)
..................... 574 577,687
Series 2025-NQM1, Class B3, 7.78%,
01/25/65
(a)
..................... 1,273 1,238,730
Series 2025-NQM1, Class M1, 6.49%,
01/25/65
(a)
..................... 1,062 1,080,796
Series 2025-NQM1, Class SA, 0.00%,
01/25/65
(a)
..................... 2 1,980
Series 2025-NQM2, Class A1, 5.75%,
05/25/65
(d)
..................... 12,696 12,913,722
Series 2025-NQM2, Class A2, 5.94%,
05/25/65
(d)
..................... 1,028 1,045,222
Series 2025-NQM2, Class A3, 6.04%,
05/25/65
(d)
..................... 1,975 2,008,846
Series 2025-NQM2, Class B1, 7.68%,
05/25/65
(a)
..................... 662 680,716
Series 2025-NQM2, Class B2, 7.68%,
05/25/65
(a)
..................... 263 262,480
Series 2025-NQM2, Class B3, 7.68%,
05/25/65
(a)
..................... 49 43,945
Series 2025-NQM2, Class M1, 6.71%,
05/25/65
(a)
..................... 1,342 1,370,986
Series 2025-NQM2, Class SA, 0.00%,
05/25/65
(a)
..................... —
(o)
273
Series 2025-NQM3, Class B1, 7.60%,
05/25/65
(a)
..................... 2,000 2,037,102
Series 2025-NQM4, Class PT2, 0.00%,
07/25/65
(a)
..................... 18,811 19,322,169
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM5, Class PT2, 0.00%,
10/25/55
(a)
..................... USD 18,853 $ 18,765,489
Series 2025-NQM7, Class PT2, 5.23%,
12/25/64
(a)
..................... 18,124 18,624,961
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44% Floor
and 11.50% Cap + 0.55%), 4.29%, 04/25/36
(a)
2,858 2,601,761
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 546 541,323
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ...................... 581 602,989
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor and 10.50% Cap +
0.45%), 4.19%, 03/25/37 ........... 822 756,248
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor and 10.50%
Cap + 0.39%), 4.13%, 03/25/37 ....... 1,231 1,174,471
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.25%, 09/25/47 ....... 1,377 1,279,980
BRAVO Residential Funding Trust
(a)(b)
Series 2025-NQM2, Class B1, 7.29%,
11/25/64 ...................... 1,000 1,019,655
Series 2025-NQM2, Class B2, 7.29%,
11/25/64 ...................... 1,000 997,101
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b)(d)
................. 2,000 2,026,959
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME Term
SOFR at 0.27% Floor and 10.50% Cap +
0.38%), 4.12%, 04/25/35
(a)
.......... 519 496,811
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.45%,
05/25/35
(a)
..................... 1,773 1,586,906
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 4.99%,
04/25/46
(a)
..................... 2,560 691,660
Series 2007-21, Class 1A1, 6.25%, 02/25/38 127 54,415
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 607 198,103
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 927 302,506
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)(b)
.............. 6,100 6,009,692
CIM Trust, Series 2025-I1, Class B1B, 7.54%,
10/25/69
(a)(b)
...................... 4,918 5,000,645
CitiMortgage Alternative Loan Trust, Series 2007-
A1, Class 1A5, 6.00%, 01/25/37 ......... 49 44,242
COLT Mortgage Loan Trust
(a)(b)
Series 2025-12, Class B1, 6.86%, 01/26/71 . 1,332 1,324,912
Series 2025-6, Class B1, 7.21%, 08/25/70 .. 357 361,789
Series 2025-9, Class B1, 6.82%, 09/25/70 .. 2,000 2,012,253
Cross Mortgage Trust
(a)(b)
Series 2025-H10, Class B1, 7.13%, 01/25/71 611 604,358
Series 2025-H2, Class B1B, 7.65%, 03/25/70 894 900,653
Series 2025-H6, Class B1B, 7.59%, 07/25/70 1,227 1,220,762
Series 2025-H7, Class B1B, 7.52%, 09/25/70 822 819,452
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 242 209,697
Series 2011-4R, Class 1A2, (1-mo. CME Term
SOFR at 1.50% Floor + 1.61%), 5.60%,
09/27/37
(a)
..................... 2,361 1,982,109
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
..................... 1,106 1,102,104

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 4.23%,
08/25/47
(a)
....................... USD 9,360 $ 8,165,695
Easy Street Mortgage Loan Trust, Series 2025-
RTL2, Class A1, 5.61%, 10/25/40
(b)(d)
...... 3,788 3,826,564
Ellington Financial Mortgage Trust
(a)(b)
Series 2021-2, Class A1, 0.93%, 06/25/66 .. 1,593 1,355,655
Series 2023-1, Class B1, 6.69%, 02/25/68 .. 2,000 2,003,960
Series 2025-INV1, Class B1, 7.18%, 03/25/70 529 535,904
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.29%,
02/25/37
(a)
....................... 746 393,829
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
................. 12,000 11,961,022
GMACM Mortgage Loan Trust, Series 2005-AR2,
Class 4A, 4.01%, 05/25/35
(a)
........... 14 12,741
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
4.02%, 02/25/36 ................. 1,647 1,532,914
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 2.00% Floor and 10.50%
Cap + 2.00%), 6.03%, 03/25/36 ....... 840 776,100
GS Mortgage-Backed Securities Trust
(b)
Series 2025-DSC1, Class B1, 6.74%,
06/25/65
(a)
..................... 1,873 1,869,255
Series 2025-NQM2, Class B1, 7.34%,
06/25/65
(a)
..................... 280 286,145
Series 2025-NQM3, Class B1, 6.87%,
11/25/65 ...................... 843 850,061
Series 2025-NQM3, Class B2, 7.45%,
11/25/65
(a)
..................... 896 890,973
Homes Trust
(a)(b)
Series 2025-NQM1, Class B1, 7.20%,
01/25/70 ...................... 2,355 2,380,026
Series 2025-NQM4, Class B1, 6.90%,
08/25/70 ...................... 1,456 1,469,621
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 4.35%, 10/25/35
(a)
.. 923 851,903
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 539 366,723
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,239 651,505
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.23%,
08/25/37 ...................... 84 57,742
Series 2007-AR15, Class 2A1, 3.38%,
08/25/37 ...................... 412 287,573
J.P. Morgan Mortgage Trust
(a)(b)
Series 2025-DSC2, Class B1, 6.92%,
10/25/65 ...................... 2,000 2,000,883
Series 2025-VIS2, Class B1, 7.25%, 12/25/55 2,000 2,027,896
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 5.63%, 12/25/35 186 178,151
Series 2006-1, Class 2A1, 5.35%, 02/25/36 . 136 133,051
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
..................... 4,000 3,588,581
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(d)
..................... 9,477 9,410,957
Series 2025-NQM3, Class B1, 6.93%,
08/25/70
(a)
..................... 1,500 1,510,442
Series 2025-NQM3, Class M1, 6.13%,
08/25/70
(a)
..................... 632 638,599
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b)(d)
..... USD 3,592 $ 3,588,517
New Residential Mortgage Loan Trust, Series
2025-NQM1, Class B2, 7.03%, 01/25/65
(a)(b)
. 1,577 1,538,591
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............... 198 183,485
PRPM LLC
(b)(d)
Series 2025-RCF4, Class A3, 4.50%,
08/25/55 ...................... 583 565,131
Series 2025-RCF4, Class M1A, 4.50%,
08/25/55 ...................... 700 672,604
Series 2025-RCF4, Class M2, 4.50%,
08/25/55 ...................... 667 615,899
PRPM Trust
(a)(b)
Series 2025-NQM3, Class B1, 6.94%,
05/25/70 ...................... 3,012 3,023,840
Series 2025-NQM6, Class B1, 6.96%,
12/25/70 ...................... 567 563,901
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 09/25/29
(a)(b)
.......... 5,000 5,059,091
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%,
03/25/37 ........................ 102 85,052
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .... 308 103,808
RFMSI Trust, Series 2007-S7, Class A20, 6.00%,
07/25/37 ........................ 29 23,327
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class B1, 7.24%,
05/25/65
(a)(b)
...................... 2,001 2,018,092
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(d)
..... 12,152 12,082,084
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 3A1, 4.82%, 04/25/47
(a)
180 67,096
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME Term
SOFR at 0.46% Floor and 10.50% Cap +
0.57%), 4.31%, 02/25/36 ........... 330 311,261
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.23%, 06/25/36 ....... 6,046 5,410,773
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.23%, 07/25/46 ....... 7,455 5,298,105
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.21%, 09/25/47 ................. 1,401 1,305,593
Verus Securitization Trust
(b)
Series 2022-3, Class A1, 4.13%, 02/25/67
(d)
. 8,237 7,930,170
Series 2023-2, Class B1, 7.42%, 03/25/68
(a)
. 1,000 1,000,632
Series 2025-12, Class B1, 6.56%, 12/25/70
(a)
367 368,372
Series 2025-4, Class B2, 7.43%, 05/25/70
(a)
. 500 502,192
Series 2025-7, Class B1, 6.62%, 08/25/70
(a)
. 1,000 1,003,404
Series 2025-7, Class B2, 7.51%, 08/25/70
(a)
. 707 709,961
Series 2025-8, Class B1, 6.48%, 09/25/70 .. 1,338 1,340,263
Series 2025-8, Class B2, 7.51%, 09/25/70
(a)
. 1,967 1,983,105
Series 2025-INV1, Class B2, 7.31%,
02/25/70
(a)
..................... 2,094 2,084,268
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
.......... 2,800 2,804,548
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2006-8, Class A5, 4.10%, 10/25/36
(d)
. 951 308,466
Series 2006-AR5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.98% Floor + 0.98%), 5.01%,
06/25/46
(a)
..................... 2,623 2,139,241

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 4.88%,
10/25/46
(a)
..................... USD 3,961 $ 3,516,336
Series 2007-OA5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.75% Floor + 0.75%), 4.78%,
06/25/47
(a)
..................... 4,253 3,653,254
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.84% Floor + 0.84%),
4.87%, 05/25/47
(a)
................ 1,990 1,750,203
Series 2007-OA6, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.81% Floor + 0.81%), 4.84%,
07/25/47
(a)
..................... 2,220 1,900,314
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2007-OA1,
Class 2A, (Federal Reserve US 12 Month
Cumulative Average 1 Year CMT at 0.72%
Floor + 0.72%), 4.75%, 12/25/46
(a)
....... 3,315 2,755,579
352,157,432
Commercial Mortgage-Backed Securities — 6.0%
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(a)(b)
...................... 4,683 4,740,735
1345T, Series 2025-AOA, Class E, (1-mo. CME
Term SOFR at 4.50% Floor + 4.50%), 8.25%,
06/15/42
(a)(b)
...................... 1,767 1,780,499
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.20%, 09/15/34
(a)(b)
. 1,564 1,545,348
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 5.44%, 07/15/41
(a)(b)
. 1,270 1,271,569
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.19%,
10/15/34
(a)(b)
...................... 13,280 13,288,190
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.02%, 04/15/35
(a)(b)
...... 3,467 3,440,906
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.25%),
6.00%, 12/15/36 ................. 3,624 3,442,800
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.40%, 08/15/42 ................. 2,377 2,379,471
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.97%, 12/10/41 15,300 15,835,937
Series 2024-MAR, Class C, 7.52%, 12/10/41 6,370 6,672,611
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.10%,
08/15/39 ...................... 17,580 17,609,028
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.60%,
02/15/42 ...................... 8,893 8,892,988
BANK, Series 2020-BN26, Class AS, 2.69%,
03/15/63 ........................ 2,091 1,883,819
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.55%, 05/15/35
(a)(b)
........... 1,900 1,901,321
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.11% Cap +
0.58%), 4.31%, 08/25/35 ........... USD 1,598 $ 1,559,012
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.55%, 11/25/35 ............ 401 391,594
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 4.40%,
03/25/37 ...................... 1,195 1,147,566
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 4.50%,
07/25/37 ...................... 1,968 1,871,984
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 4.52%,
09/25/37 ...................... 466 442,694
Series 2007-6A, Class A4A, (1-mo. CME Term
SOFR at 0.00% Floor + 2.36%), 6.32%,
12/25/37 ...................... 1,079 967,672
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a)(b)
........... 1,140 970,447
BFLD Commercial Mortgage Trust
(a)(b)
Series 2025-5MW, Class A, 4.67%, 10/10/42 3,203 3,202,811
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.25%,
11/15/42 ...................... 9,476 9,502,643
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 5.64%, 07/15/41
(a)(b)
........... 2,830 2,842,264
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.57%, 10/15/35
(a)(b)
................. 2,433 30,340
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.60%, 08/15/42
(a)(b)
. 4,747 4,764,843
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.12%,
06/15/41
(a)(b)
...................... 4,710 4,717,350
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 4.92%,
09/15/38 ...................... 1,900 1,899,416
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 7.47%,
09/15/38 ...................... 4,495 4,453,966
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
................ 3,600 3,265,331
BX Commercial Mortgage Trust
(a)(b)
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 6.11%,
10/15/38 ...................... 6,300 6,288,291
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.51%,
12/09/40 ...................... 2,950 2,952,690
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.24%,
10/15/41 ...................... 8,920 8,931,465
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.44%,
08/15/41 ...................... 18,059 18,092,883
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.61%, 10/15/41 ................. 7,280 7,316,051
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.04%, 12/15/39 ................. 3,885 3,884,868

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.39%, 05/15/41 ................. USD 2,386 $ 2,389,900
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.19%,
02/15/39 ...................... 4,170 4,174,348
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.29%, 06/15/37 ................. 3,254 3,255,877
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.15%, 11/15/41 . CAD 4,518 3,299,779
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.19%,
02/15/39 ...................... USD 8,875 8,880,263
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.14%,
03/15/41 ...................... 4,334 4,336,877
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.19%, 04/15/40 ................. 6,939 6,943,773
Series 2025-SPOT, Class B, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
5.49%, 04/15/40 ................. 1,813 1,816,682
BX Trust
(a)(b)
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
4.67%, 02/15/36 ................. 1,880 1,877,692
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
6.87%, 02/15/36 ................. 1,765 1,762,718
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
6.87%, 02/15/36 ................. 5,638 5,631,550
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 4.75%,
01/15/39 ...................... 6,710 6,705,855
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
4.60%, 01/15/39 ................. 2,180 2,178,675
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.19%,
03/15/41 ...................... 2,615 2,624,368
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.14%,
03/15/41 ...................... 1,200 1,207,644
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.24%,
06/15/41 ...................... 7,770 7,767,568
Series 2025-ARIA, Class A, 5.03%, 12/13/42 9,185 9,268,262
Series 2025-LIFE, Class A, 5.88%, 06/13/47 2,852 2,916,522
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.10%,
10/15/42 ...................... 1,779 1,780,109
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.19%,
03/15/42 ...................... 3,798 3,793,253
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.45%,
12/15/44 ...................... 9,559 9,564,946
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 . 1,000 813,208
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 3,190,513
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 4,262 4,144,656
Citigroup Commercial Mortgage Trust, Series
2016-C1, Class C, 4.96%, 05/10/49
(a)
..... 2,870 2,841,089
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME Term
SOFR at 2.59% Floor + 2.59%), 6.34%,
08/15/36 ...................... USD 1,750 $ 1,748,907
Series 2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.19%,
08/15/36 ...................... 8,900 8,888,886
Commercial Mortgage Trust
(b)
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)
..................... 1,321 994,300
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.59%, 06/15/41
(a)
................ 4,380 4,385,414
Series 2025-167G, Class A, 5.50%, 08/10/40 2,531 2,538,459
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.39%, 08/15/41
(a)(b)
................. 1,900 1,897,039
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 0.15% Floor + 3.44%),
7.19%, 02/15/27
(a)(b)(f)
................ 8,800 8,750,211
DBC Mortgage Trust
(a)(b)
Series 2025-DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.10%,
11/15/42 ...................... 8,792 8,798,790
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.80%,
11/15/42 ...................... 4,162 4,161,994
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.63%,
08/15/34
(a)(b)
...................... 12,500 12,500,000
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.49%, 04/15/37
(a)(b)
........... 3,040 3,036,216
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.35%, 08/15/35
(a)(b)
................. 5,197 5,214,393
DK Trust, Series 2025-LXP, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%), 5.33%,
08/15/37
(a)(b)
...................... 1,214 1,215,881
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a)(b)
...................... 9,400 9,619,223
Extended Stay America Trust, Series 2025-ESH,
Class A, (1-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.05%, 10/15/42
(a)(b)
...... 7,158 7,169,176
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.20%,
12/15/39
(a)(b)
...................... 10,700 10,723,404
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
5.56%, 08/15/39
(a)(b)
................. 1,750 1,754,372
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.44%, 05/15/41 .. 5,005 5,018,936
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.29%, 03/15/39 ................. 1,086 1,087,677
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 5.84%,
03/15/28 ...................... 8,480 8,511,460
Series 2023-SHIP, Class E, 7.43%, 09/10/38 8,600 8,634,082
GSMS Trust, Series 2024-FAIR, Class A, 5.88%,
07/15/29
(a)(b)
...................... 2,253 2,319,534
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a)(b)
.... 3,150 3,084,569

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.59%, 10/15/41
(a)(b)
................. USD 2,473 $ 2,479,138
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.29%, 05/15/37
(a)(b)
. 1,525 1,526,894
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.02%, 10/15/36
(a)(b)
........... 8,500 8,394,104
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a)(b)
........... 6,550 6,787,033
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a)(b)
...... 8,310 8,615,722
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 4,787 4,721,257
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,409 1,982,716
Series 2024-OMNI, Class A, 5.80%, 10/05/39 4,710 4,802,309
Series 2025-PHNY, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.39%, 01/15/41 ................. 5,000 4,995,311
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.37%, 06/15/39
(a)(b)
. 8,750 8,763,521
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.29%, 12/15/39
(a)(b)
. 11,195 11,191,065
KSL Trust, (1M Sofr FWD + 4.09%), 7.84%,
06/15/30
(a)(b)
...................... 2,000 2,006,852
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.12%, 08/17/42
(a)(b)
...... 8,940 8,941,186
MHP Commercial Mortgage Trust
(a)(b)
Series 2021-STOR, Class J, (1-mo. CME
Term SOFR at 3.95% Floor + 4.06%),
7.82%, 07/15/38 ................. 1,277 1,269,304
Series 2025-MHIL2, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.25%, 09/15/40 ................. 5,928 5,927,970
MIC Trust (The), Series 2023-MIC, Class A,
8.44%, 12/05/38
(a)(b)
................. 1,000 1,081,855
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.85%, 07/15/51 . 1,440 1,342,505
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
2,112 1,603,896
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(b)
..................... 3,458 3,413,317
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.14%, 10/15/40
(a)(b)
. 7,744 7,751,258
NYC Commercial Mortgage Trust, Series 2025-
3BP, Class A, (1-mo. CME Term SOFR at
1.21% Floor + 1.21%), 4.96%, 02/15/42
(a)(b)
. 3,197 3,171,085
NYC Trust
(a)(b)
Series 2024-3ELV, Class A, (1-mo. CME Term
SOFR at 1.99% Floor + 1.99%), 5.74%,
08/15/29 ...................... 6,179 6,197,269
Series 2025-77C, Class A, 4.79%, 01/10/38 . 12,630 12,683,319
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a)(b)
........... 4,300 3,775,923
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.24%, 12/15/39
(a)(b)
................. 8,630 8,643,360
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.34%, 08/10/42
(a)(b)
........ 4,662 4,775,510
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.64%, 06/15/39
(a)(b)
................. USD 2,850 $ 2,850,882
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.22%, 07/15/38
(a)(b)
. 1,400 259,881
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.49%, 04/15/41
(a)(b)
........... 1,830 1,830,000
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.70%, 10/15/41
(a)(b)
................. 6,600 6,613,741
SHRN Trust, Series 2025-MF18, Class A, (1-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.95%, 10/15/40
(a)(b)
................. 7,200 7,204,454
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.99%, 12/15/39
(a)(b)
. 10,900 10,923,629
UNIV Trust, Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor + 1.65%),
5.40%, 11/15/42
(a)(b)
................. 4,250 4,255,242
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 2,410 2,442,606
Velocity Commercial Capital Loan Trust
(b)
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
4,592 3,914,187
Series 2023-1, Class M5, 9.62%, 01/25/53
(a)
2,003 1,916,123
Series 2023-3, Class M2, 8.27%, 08/25/53
(a)
1,021 1,023,075
Series 2023-3, Class M3, 9.32%, 08/25/53
(a)
805 825,798
Series 2024-5, Class M3, 6.76%, 10/25/54
(a)
2,983 2,991,659
Series 2024-5, Class M4, 9.53%, 10/25/54
(a)
4,001 4,039,144
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
3,995 4,050,594
Series 2025-1, Class M4, 10.15%, 02/25/55
(a)
1,383 1,400,440
Series 2025-3, Class M3, 7.38%, 06/25/55
(a)
623 634,658
Series 2025-4, Class M2, 6.17%, 09/25/55
(a)
1,245 1,244,902
Series 2025-4, Class M3, 6.31%, 09/25/55
(a)
725 722,270
Series 2025-4, Class M4, 9.35%, 09/25/55
(a)
2,332 2,322,045
Series 2025-4, Class M5, 10.06%, 09/25/55
(a)
832 760,386
Series 2025-5, Class M2, 6.31%, 12/25/55
(a)
588 589,215
Series 2025-5, Class M3, 6.70%, 12/25/55
(a)
3,165 3,165,856
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(d)
..................... 3,000 3,034,756
VTR Commercial Mortgage Trust, Series 2025-
STEM, Class A, 5.03%, 10/13/39
(a)(b)
...... 5,413 5,425,423
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-C37, Class C, 4.49%, 12/15/49 . 2,803 2,718,111
Series 2016-LC25, Class C, 4.31%, 12/15/59 8,320 8,157,148
Series 2016-NXS5, Class B, 4.87%, 01/15/59 1,875 1,812,491
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(a)(b)
................. 4,000 4,154,346
627,527,194
Interest Only Collateralized Mortgage Obligations — 0.0%
Barclays Mortgage Loan Trust
(a)(b)
Series 2025-NQM1, Class XS, 0.00%,
01/25/65 ...................... 17,125 603,382
Series 2025-NQM2, Class XS2, 0.00%,
05/25/65 ...................... 17,991 472,839
1,076,221
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.83%,
08/10/35 ...................... 65,346 605,754
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ...................... 35,000 92,194
Commercial Mortgage Trust, Series 2014-UBS5,
Class XB2, 0.81%, 09/10/47
(b)
.......... 12,675 96,557

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.40%, 09/15/47 USD 324 $ 3
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
40,477 180,171
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.87%, 03/10/50
(b)
...... 30,630 173,438
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.14%,
10/15/48
(b)
....................... 12,675 56,565
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.60%, 03/15/49
(b)
...... 13,600 259,884
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%, 04/10/37 40,610 104,120
Series 2017-75B, Class XB, 0.03%, 04/10/37 27,000 18,317
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.21%,
08/15/49
(b)
..................... 11,784 65,429
Series 2016-LC25, Class XA, 0.79%,
12/15/59 ...................... 16,613 69,918
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.32%, 05/15/47 .... 41,355 38,592
1,760,942
Total Non-Agency Mortgage-Backed Securities — 9.3%
(Cost: $989,247,542) .............................. 982,521,789
Preferred Securities
Capital Trusts — 0.6%
Banks — 0.2%
(a)(k)
Bank of America Corp.
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... 1,820 1,896,351
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 1,166 1,184,313
Barclays plc
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... 1,795 1,736,570
(USISSO05 + 5.78%), 9.63% ........... 1,635 1,852,121
(USISSO05 + 3.69%), 7.63% ........... 1,008 1,075,508
Citigroup, Inc.
Series CC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ 1,611 1,660,890
Series EE, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 1,556 1,583,898
Series FF, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 1,915 1,974,317
Series GG, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 5,595 5,813,793
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% .... 1,830 1,859,777
Series DD, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 235 247,847
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13% .................... 289 325,166
PNC Financial Services Group, Inc. (The), Series
W, (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25% ... 162 167,247
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85% .................... USD 237 $ 247,668
21,625,466
Capital Markets — 0.2%
(a)
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55 .............. 690 683,685
Deutsche Bank AG
(k)
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(c)
....................... EUR 600 745,993
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(c)
....................... 2,000 2,529,971
(5-Year EURIBOR ICE Swap Rate + 4.04%),
6.75%
(c)
....................... 1,400 1,680,242
Goldman Sachs Group, Inc. (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.46%), 6.85%
(k)
............ USD 450 467,961
UBS Group AG
(b)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25% .... 200 219,450
(USISSO05 + 3.08%), 7.00% ........... 1,330 1,359,130
(USISSO05 + 3.12%), 6.60% ........... 200 203,112
(USISSO05 + 4.16%), 7.75% ........... 1,000 1,078,032
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% .... 1,000 1,172,757
(USISSO05 + 3.18%), 7.13% ........... 1,690 1,731,852
(USISSO05 + 3.30%), 7.00% ........... 1,665 1,699,477
13,571,662
Consumer Finance — 0.0%
(a)(k)
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70% ....... 1,754 1,761,159
Volkswagen International Finance NV,
(EUAMDB08 + 3.49%), 5.99%
(c)
......... EUR 600 729,653
2,490,812
Diversified REITs — 0.0%
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%), 4.75%
(a)
(c)(k)
............................ 1,300 1,555,336
Electric Utilities — 0.1%
(a)
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54 .............. USD 139 145,891
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54
(c)
............ EUR 2,700 3,272,200
Electricite de France SA, (5-Year EURIBOR ICE
Swap Rate + 2.94%), 5.13%
(c)(k)
......... 200 241,367
NextEra Energy Capital Holdings, Inc., (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.05%), 6.38%, 08/15/55 USD 295 304,513
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)(k)
................. 1,535 1,675,976
5,639,947
Electrical Equipment — 0.0%
Prysmian SpA, (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a)(c)(k)
............ EUR 1,139 1,393,214

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services — 0.0%
(a)
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54 ...... USD 375 $ 370,316
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54 .............. 260 261,987
632,303
Gas Utilities — 0.0%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)(b)
................. 229 237,414
Independent Power and Renewable Electricity Producers — 0.0%
(a)
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55 .............. 308 313,670
Orsted A/S, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 2.14%),
2.50%, 02/18/3021
(c)
................ GBP 886 915,860
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b)(k)
........................ USD 1,725 1,755,125
2,984,655
Insurance — 0.0%
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a)(c)(k)
................ EUR 1,839 2,200,336
Multi-Utilities — 0.0%
(a)
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... USD 412 439,390
Dominion Energy, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63%, 05/15/55 .............. 85 87,589
Veolia Environnement SA, (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(c)(k)
......... EUR 500 584,716
1,111,695
Oil, Gas & Consumable Fuels — 0.1%
(a)
Energy Transfer LP
(k)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ........................ USD 1,048 1,052,615
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ........................ 3,040 3,112,817
Sunoco LP, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b)(k)
........................ 2,766 2,841,443
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(c)
........ EUR 1,078 1,390,939
Venture Global LNG, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b)(k)
.................. USD 2,140 1,690,024
10,087,838
Passenger Airlines — 0.0%
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a)(c)(k)
............ EUR 600 714,270
Pharmaceuticals — 0.0%
Bayer AG, Series NC5, (5-Year EUR Swap
Annual + 3.43%), 6.63%, 09/25/83
(a)(c)
..... 200 249,456
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.0%
(a)(c)(k)
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.15%), 2.63% .............. EUR 1,725 $ 1,969,069
Vivion Investments SARL, (5-Year EURIBOR ICE
Swap Rate + 6.16%), 8.13% ........... 700 761,412
2,730,481
Total Capital Trusts — 0.6%
(Cost: $64,156,088) ............................... 67,224,885
Shares
Shares
Preferred Stocks — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Preference) ... 13,710 639,646
Chemicals — 0.0%
FUCHS SE (Preference) ................ 16,200 721,494
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ........ 75,698 6,175,809
IT Services — 0.0%
(e)(f)
Veritas Newco ....................... 2,876 67,591
Veritas Newco, Series G-1 ............... 1,987 45,692
113,283
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............... 413 118,929
Machinery — 0.0%
Jungheinrich AG (Preference) ............ 14,043 578,926
Total Preferred Stocks — 0.1%
(Cost: $8,134,587) ............................... 8,348,087
Total Preferred Securities — 0.7%
(Cost: $72,290,675) ............................... 75,572,972
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.66%, 04/25/28
(a)(b)
................. USD 4,627 4,345,890
Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association,
2.02%, 05/01/30 ................... 3,831 3,525,589
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $8,064,008) ............................... 7,871,479
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00)
(e)(f)
1,841 —
Total Warrants — 0.0%
(Cost: $—) ..................................... —
Total Long-Term Investments — 96.2%
(Cost: $9,760,408,558) ............................ 10,139,541,044

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Foreign Government Obligations — 0.3%
Brazil — 0.2%
Letras do Tesouro Nacional Treasury Bills
(s)
13.25%, 04/01/26 .................. BRL 120 $ 21,153,823
12.16%, 01/01/30 .................. 28 3,136,972
24,290,795
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills, 25.78%,
05/05/26
(s)
....................... EGP 285,200 5,506,543
Nigeria — 0.0%
Federal Republic of Nigeria Treasury Bills
(s)
16.38%, 03/05/26 .................. NGN 1,725,890 1,158,027
15.94%, 03/19/26 .................. 1,503,000 1,003,980
16.10%, 03/26/26 .................. 250,501 167,222
2,329,229
Total Foreign Government Obligations — 0.3%
(Cost: $32,975,046) ............................... 32,126,567
Shares
Shares
Money Market Funds — 5.1%
(r)(t)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.89%
(u)
................... 245,746,244 245,869,118
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 3.65% ..................... 287,988,019 287,988,019
Total Money Market Funds — 5.1%
(Cost: $533,839,793) .............................. 533,857,137
Total Short-Term Securities — 5.4%
(Cost: $566,814,839) .............................. 565,983,704
Total Options Purchased — 0.0%
( Cost: $446,498 ) ................................. 407,219
Total Investments Before Options Written — 101.6%
(Cost: $10,327,669,895 ) ............................ 10,705,931,967
Total Options Written — (0.0)%
(Premium Received — $(193,341)) .................... (165,920)
Total Investments Net of Options Written — 101.6%
(Cost: $10,327,476,554 ) ............................ 10,705,766,047
Liabilities in Excess of Other Assets — (1.6)% ............. (166,856,688)
Net Assets — 100.0% ...............................
$ 10,538,909,359
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $13,342,621, representing 0.13% of its net assets as of period end, and an original cost of $12,343,463.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
All or a portion of the security is held by a wholly-owned subsidiary.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Affiliate of the Fund.
(s)
Rates are discount rates or a range of discount rates as of period end.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 256,829,462 $ — $ (10,993,712)
(a)
$ 30,775 $ 2,593 $ 245,869,118 245,746,244 $ 350,670
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 652,613,416 — (364,625,397)
(a)
— — 287,988,019 287,988,019 8,713,520 —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(c)
.............. 199,780,796 — (200,330,461) 1,957,582 (1,407,917) — — 1,085,714 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF 219,135,324 — (199,778,606) 2,426,067 524,397 22,307,182 414,016 3,819,001 —
iShares Core 1-5 Year USD
Bond ETF
(c)
.......... 55,124,727 — (55,212,225) 393,634 (306,136) — — 193,198 —
iShares Core Dividend Growth
ETF ................ 304,953,227 — (313,799,359) 25,794,460 (15,234,348) 1,713,980 24,690 216,311 —
iShares Core MSCI Emerging
Markets ETF .......... — 213,010,346 — — (249) 213,010,097 3,168,850 3,609,117 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 213,066,320 — — — 662,685 213,729,005 2,650,738 6,187,514 —
iShares MSCI Australia ETF . — 22,380,286 (186,319) (5,701) (225,228) 21,963,038 838,604 362,620 —
$ 30,596,817 $ (15,984,203) $ 1,006,580,439 $ 24,537,665 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 4,232 03/06/26 $ 634,463 $ (4,557,621)
JPY Currency ............................................................ 3,752 03/16/26 301,028 (4,740,821)
MSCI EAFE Index ......................................................... 4 03/20/26 580 1,476
S&P 500 E-Mini Index ....................................................... 315 03/20/26 108,557 (1,170,422)
U.S. Treasury Ultra Bond ..................................................... 1,470 03/20/26 173,460 (2,690,019)
U.S. Treasury 5-Year Note .................................................... 15,082 03/31/26 1,648,533 (6,114,315)
3-mo. SOFR ............................................................. 90 09/15/26 21,755 12,251
(19,259,471)
Short Contracts
S&P 500 E-Mini Index ....................................................... 120 03/20/26 41,355 66,481
U.S. Treasury 10-Year Note ................................................... 3,453 03/20/26 388,247 2,109,900
U.S. Treasury 10-Year Ultra Note ............................................... 93 03/20/26 10,696 14,821
U.S. Treasury Long Bond ..................................................... 61 03/20/26 7,051 74,701
U.S. Treasury Ultra Bond ..................................................... 13 03/20/26 1,534 17,339
2,283,242
$ (16,976,229)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 20,477,668 USD 3,680,055 Barclays Bank plc 01/05/26 $ 56,916
USD 3,834,482 BRL 20,477,668 Deutsche Bank AG 01/05/26 97,511
USD 1,066,000 BRL 5,808,634 Morgan Stanley & Co. International plc 01/05/26 5,982
AUD 5,752,000 USD 3,824,759 Bank of America NA 01/15/26 14,119
AUD 2,090,000 USD 1,357,565 Deutsche Bank AG 01/15/26 37,298
AUD 1,193,000 USD 774,196 UBS AG 01/15/26 22,011
CAD 2,158,000 USD 1,542,568 Barclays Bank plc 01/15/26 30,425
CAD 3,657,000 USD 2,619,874 Deutsche Bank AG 01/15/26 45,759
CAD 6,044,000 USD 4,332,490 UBS AG 01/15/26 73,056
CHF 2,066,000 USD 2,606,098 Deutsche Bank AG 01/15/26 5,023
CLP 5,342,643,650 USD 5,755,000 Bank of America NA 01/15/26 178,487
CLP 1,971,842,237 USD 2,131,000 Citibank NA 01/15/26 58,908
CNY 45,326,771 USD 6,393,000 Canadian Imperial Bank of Commerce 01/15/26 108,894
CZK 310,929,837 USD 14,916,000 Bank of America NA 01/15/26 211,394
EUR 712,000 USD 829,990 Bank of America NA 01/15/26 7,154
EUR 1,187,000 USD 1,376,447 Bank of New York Mellon 01/15/26 19,187
EUR 364,000 USD 425,498 Bank of New York Mellon 01/15/26 2,480
EUR 1,398,000 USD 1,629,872 Barclays Bank plc 01/15/26 13,847
EUR 5,499,000 USD 6,378,570 State Street Bank and Trust Co. 01/15/26 86,958
EUR 2,571,000 USD 3,002,807 UBS AG 01/15/26 20,084
GBP 459,000 USD 615,244 Bank of America NA 01/15/26 3,460
GBP 1,191,000 USD 1,574,855 Bank of New York Mellon 01/15/26 30,536
GBP 72,000 USD 95,069 Bank of New York Mellon 01/15/26 1,984
GBP 273,000 USD 359,273 Deutsche Bank AG 01/15/26 8,714
GBP 1,327,000 USD 1,777,661 UBS AG 01/15/26 11,049
HUF 1,730,411,521 USD 5,220,000 State Street Bank and Trust Co. 01/15/26 67,458
IDR 178,577,906,550 USD 10,655,000 Citibank NA 01/15/26 41,638
KRW 9,350,585,600 USD 6,394,000 HSBC Bank plc 01/15/26 83,917
MXN 353,495,072 USD 19,180,000 Bank of America NA 01/15/26 431,900
MXN 19,309,524 USD 1,066,000 Citibank NA 01/15/26 5,292
MYR 70,665,665 USD 17,048,000 Credit Agricole Corporate & Investment Bank SA 01/15/26 381,604
NZD 3,636,000 USD 2,091,500 UBS AG 01/15/26 2,810
PEN 2,694,628 USD 799,000 Citibank NA 01/15/26 2,337
PHP 377,829,629 USD 6,396,000 Societe Generale SA 01/15/26 13,756

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PLN 15,344,342 USD 4,262,000 Barclays Bank plc 01/15/26 $ 11,982
PLN 23,373,584 USD 6,395,000 HSBC Bank plc 01/15/26 115,432
PLN 5,442,443 USD 1,492,000 Morgan Stanley & Co. International plc 01/15/26 23,927
SGD 435,000 USD 337,473 Bank of America NA 01/15/26 1,179
THB 67,787,110 USD 2,131,000 Nomura International plc 01/15/26 21,998
THB 344,721,600 USD 10,656,000 Standard Chartered Bank 01/15/26 292,759
USD 1,892,552 CAD 2,589,000 Bank of America NA 01/15/26 5,398
USD 1,061,590 CHF 838,000 Bank of America NA 01/15/26 2,481
USD 1,602,823 EUR 1,358,250 Barclays Bank plc 01/15/26 5,841
USD 2,663,886 EUR 2,260,000 JPMorgan Chase Bank NA 01/15/26 6,657
USD 341,060 EUR 290,000 Natwest Markets plc 01/15/26 88
USD 329,299 EUR 280,000 UBS AG 01/15/26 85
USD 1,060,341 HKD 8,245,000 Bank of America NA 01/15/26 544
USD 534,978 HKD 4,157,000 Bank of New York Mellon 01/15/26 645
USD 90,690 HKD 704,000 Bank of New York Mellon 01/15/26 199
USD 981,365 JPY 149,537,000 Bank of New York Mellon 01/15/26 25,827
USD 2,131,000 JPY 331,626,987 Barclays Bank plc 01/15/26 11,912
USD 2,131,000 JPY 331,447,216 Citibank NA 01/15/26 13,060
USD 559,766 JPY 83,756,000 Deutsche Bank AG 01/15/26 24,567
USD 121,276 JPY 18,286,000 UBS AG 01/15/26 4,429
USD 769,596 KRW 1,091,505,000 Bank of New York Mellon 01/15/26 13,421
USD 1,537,161 NZD 2,650,000 Bank of America NA 01/15/26 10,779
USD 1,300,916 NZD 2,246,000 Deutsche Bank AG 01/15/26 7,236
USD 915,874 NZD 1,587,000 Westpac Banking Corp. 01/15/26 1,773
ZAR 18,215,328 USD 1,066,000 Barclays Bank plc 01/15/26 33,249
ZAR 367,447,766 USD 21,316,000 Morgan Stanley & Co. International plc 01/15/26 858,544
EUR 1,212,999 USD 1,407,982 HSBC Bank plc 01/16/26 18,290
BRL 97,356,324 USD 17,368,000 Barclays Bank plc 02/03/26 260,269
USD 15,391,069 IDR 257,120,128,709 Morgan Stanley & Co. International plc 02/26/26 11,429
ZAR 33,717,333 USD 2,015,156 Morgan Stanley & Co. International plc 02/26/26 13,535
USD 11,471,260 BRL 62,681,172 JPMorgan Chase Bank NA 03/03/26 179,686
USD 22,541,075 EUR 19,079,000 BNP Paribas SA 03/18/26 43,614
USD 7,766,118 EUR 6,574,305 JPMorgan Chase Bank NA 03/18/26 13,868
USD 61,490 EUR 52,000 Toronto Dominion Bank 03/18/26 173
USD 5,324,420 BRL 29,684,592 Deutsche Bank AG 04/02/26 19,608
USD 15,548,699 BRL 85,494,520 JPMorgan Chase Bank NA 04/02/26 270,322
COP 10,484,918,612 USD 2,667,273 Citibank NA 05/11/26 8,688
USD 13,865,344 COP 53,244,274,197 JPMorgan Chase Bank NA 05/11/26 276,341
MXN 196,052,000 USD 10,411,356 Morgan Stanley & Co. International plc 08/18/26 221,958
5,013,741
BRL 78,483,546 USD 14,491,000 Barclays Bank plc 01/05/26 (168,532)
BRL 5,813,964 USD 1,066,000 BNP Paribas SA 01/05/26 (5,009)
BRL 15,391,375 USD 2,877,000 Citibank NA 01/05/26 (68,227)
USD 17,368,000 BRL 96,644,236 Barclays Bank plc 01/05/26 (268,614)
CAD 600,000 USD 438,227 Bank of America NA 01/15/26 (880)
COP 20,011,485,000 USD 5,330,000 HSBC Bank plc 01/15/26 (60,196)
EUR 1,439,000 USD 1,694,740 Bank of America NA 01/15/26 (2,815)
EUR 2,390,000 USD 2,812,047 BNP Paribas SA 01/15/26 (1,970)
EUR 758,000 USD 892,370 UBS AG 01/15/26 (1,141)
GBP 90,000 USD 121,512 Bank of America NA 01/15/26 (198)
HKD 263,000 USD 33,858 Bank of New York Mellon 01/15/26 (52)
HKD 6,262,000 USD 805,829 Citibank NA 01/15/26 (923)
HKD 4,632,000 USD 596,680 UBS AG 01/15/26 (1,292)
HUF 696,751,760 USD 2,131,000 HSBC Bank plc 01/15/26 (2,000)
INR 1,513,183,995 USD 17,049,000 Citibank NA 01/15/26 (231,478)
JPY 318,084,000 USD 2,073,046 Bank of New York Mellon 01/15/26 (40,497)
JPY 137,825,000 USD 898,336 Barclays Bank plc 01/15/26 (17,638)
JPY 25,140,000 USD 161,573 Citibank NA 01/15/26 (929)
JPY 24,190,000 USD 155,069 Deutsche Bank AG 01/15/26 (495)
JPY 331,592,891 USD 2,131,000 JPMorgan Chase Bank NA 01/15/26 (12,129)
JPY 332,498,736 USD 2,131,000 Morgan Stanley & Co. International plc 01/15/26 (6,341)
JPY 12,977,000 USD 83,903 UBS AG 01/15/26 (980)

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 59,480,000 USD 382,005 Westpac Banking Corp. 01/15/26 $ (1,929)
NZD 207,000 USD 119,941 Bank of America NA 01/15/26 (710)
PLN 30,578,529 USD 8,524,000 Barclays Bank plc 01/15/26 (6,717)
USD 224,407 AUD 338,000 Bank of New York Mellon 01/15/26 (1,174)
USD 458,105 AUD 699,000 Deutsche Bank AG 01/15/26 (8,407)
USD 457,751 AUD 700,000 UBS AG 01/15/26 (9,428)
USD 2,681,102 CAD 3,704,000 Barclays Bank plc 01/15/26 (18,790)
USD 1,227,479 CAD 1,697,000 Deutsche Bank AG 01/15/26 (9,485)
USD 1,155,288 CAD 1,605,000 UBS AG 01/15/26 (14,617)
USD 3,665,071 CHF 2,907,000 Bank of America NA 01/15/26 (8,952)
USD 53,599 CHF 43,000 Barclays Bank plc 01/15/26 (747)
USD 3,066,118 CHF 2,430,000 Goldman Sachs International 01/15/26 (5,047)
USD 833,427 CHF 665,000 UBS AG 01/15/26 (7,036)
USD 1,066,000 COP 4,142,476,000 Societe Generale SA 01/15/26 (24,875)
USD 226,557 EUR 193,000 Bank of America NA 01/15/26 (366)
USD 238,151 EUR 203,000 Barclays Bank plc 01/15/26 (529)
USD 44,854,891 EUR 38,200,000 BNP Paribas SA 01/15/26 (59,309)
USD 351,894,680 EUR 299,584,000 Citibank NA 01/15/26 (345,519)
USD 10,681,726 EUR 9,145,000 Deutsche Bank AG 01/15/26 (70,639)
USD 3,578,030 EUR 3,050,000 Morgan Stanley & Co. International plc 01/15/26 (8,051)
USD 1,989,703 EUR 1,716,000 UBS AG 01/15/26 (27,908)
USD 312,679 GBP 237,000 Bank of New York Mellon 01/15/26 (6,782)
USD 3,087,979 GBP 2,323,000 Barclays Bank plc 01/15/26 (43,275)
USD 35,857 GBP 27,000 Citibank NA 01/15/26 (537)
USD 485,751 GBP 369,000 Deutsche Bank AG 01/15/26 (11,637)
USD 59,289,460 GBP 44,340,000 Goldman Sachs International 01/15/26 (478,022)
USD 2,153,358 GBP 1,618,000 UBS AG 01/15/26 (27,601)
USD 2,131,000 HUF 699,713,850 Barclays Bank plc 01/15/26 (7,051)
USD 534,000 PEN 1,803,104 Citibank NA 01/15/26 (2,213)
USD 2,132,000 PHP 126,342,320 Citibank NA 01/15/26 (11,356)
USD 1,708,820 SGD 2,214,000 Barclays Bank plc 01/15/26 (14,805)
USD 522,556 SGD 679,000 Citibank NA 01/15/26 (6,054)
USD 4,262,000 SGD 5,537,825 HSBC Bank plc 01/15/26 (49,263)
USD 2,131,000 ZAR 37,207,153 Bank of America NA 01/15/26 (114,358)
USD 1,066,000 ZAR 18,223,696 Citibank NA 01/15/26 (33,754)
USD 7,753,745 EUR 6,634,047 Barclays Bank plc 01/16/26 (46,718)
USD 655,487 EUR 561,952 Citibank NA 01/16/26 (5,269)
USD 566,636 EUR 490,000 Deutsche Bank AG 01/16/26 (9,517)
USD 330,061 EUR 281,821 Standard Chartered Bank 01/16/26 (1,310)
USD 5,891,085 EUR 5,040,359 State Street Bank and Trust Co. 01/16/26 (35,483)
USD 10,647,424 MXN 196,052,000 Morgan Stanley & Co. International plc 01/20/26 (223,985)
COP 6,056,420,000 USD 1,598,000 Citibank NA 01/30/26 (17,123)
USD 12,065,741 CLP 11,118,098,030 Barclays Bank plc 02/26/26 (295,194)
USD 4,752,851 CNY 33,432,936 Credit Agricole Corporate & Investment Bank SA 02/26/26 (54,867)
USD 12,464,602 CZK 259,097,872 BNP Paribas SA 02/26/26 (149,286)
USD 5,352,867 HUF 1,770,504,460 Deutsche Bank AG 02/26/26 (41,756)
USD 23,377,561 MXN 428,762,295 JPMorgan Chase Bank NA 02/26/26 (312,954)
USD 2,023,991 MYR 8,304,840 Credit Agricole Corporate & Investment Bank SA 02/26/26 (28,632)
USD 2,431,468 PEN 8,200,650 Barclays Bank plc 02/26/26 (3,752)
USD 1,538,146 PEN 5,184,320 Citibank NA 02/26/26 (1,361)
USD 15,844,038 PHP 940,882,350 Bank of America NA 02/26/26 (63,311)
USD 6,362,191 PHP 377,405,190 JPMorgan Chase Bank NA 02/26/26 (18,539)
USD 7,977,082 THB 252,945,280 Barclays Bank plc 02/26/26 (79,191)
USD 16,328,252 ZAR 279,062,885 Bank of America NA 02/26/26 (462,294)
USD 3,630,020 BRL 20,477,668 Barclays Bank plc 03/03/26 (58,889)
USD 3,287,609 CAD 4,511,000 Canadian Imperial Bank of Commerce 03/18/26 (9,191)
USD 2,105,329 GBP 1,573,000 Bank of New York Mellon 03/18/26 (14,606)
COP 11,857,961,650 USD 3,047,536 JPMorgan Chase Bank NA 05/11/26 (21,147)
USD 8,059,246 PLN 29,613,957 BNP Paribas SA 08/06/26 (181,748)
USD 2,657,456 PLN 9,868,701 HSBC Bank plc 08/06/26 (88,813)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,271,451 ZAR 108,829,922 Citibank NA 08/17/26 $ (190,661)
(4,744,876)
$ 268,865
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ................ One-Touch Bank of America NA 02/05/26 CZK 23.85 CZK 23.85 EUR 366 $ 27,257
USD Currency ................ One-Touch Bank of America NA 02/05/26 CZK 20.00 CZK 20.00 USD 256 22,256
USD Currency ................ One-Touch Bank of America NA 02/27/26 INR 88.15 INR 88.15 USD 639 42,117
$ 91,630
$ –
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........................... Societe Generale SA 01/08/26 HUF 388.00 EUR 3,689 $ 6,016
EUR Currency ........................... Deutsche Bank AG 01/16/26 USD 1.18 EUR 5,433 19,672
USD Currency ........................... Barclays Bank plc 02/06/26 BRL 5.55 USD 4,262 64,625
USD Currency ........................... Morgan Stanley & Co. International plc 05/27/26 COP 3,920.00 USD 4,262 156,717
247,030
Put
USD Currency ........................... Morgan Stanley & Co. International plc 01/09/26 MXN 18.30 USD 4,262 68,559
$ 315,589
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ............................. Societe Generale SA 01/08/26 HUF 395.00 EUR 5,534 $ (1,423)
USD Currency ............................. Citibank NA 01/16/26 CLP 940.00 USD 1,066 (675)
USD Currency ............................. Barclays Bank plc 02/06/26 BRL 5.75 USD 6,393 (39,160)
USD Currency ............................. Morgan Stanley & Co. International plc 05/27/26 COP 4,200.00 USD 6,393 (98,741)
–
(139,999)
–
Put
USD Currency ............................. Citibank NA 01/16/26 CLP 920.00 USD 1,066 (25,921)
–
$ (165,920)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1.00 % Quarterly 12/20/30 USD 17,198 $ (394,211) $ (373,827) $ (20,384)

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1.00 % Quarterly 06/20/29 BBB+ USD 7,197 $ 125,981 $ 97,996 $ 27,985
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.71% Annual 6-mo. PRIBOR Semi-Annual 12/17/27 CZK 33,950 $ (4,483) $ — $ (4,483)
3.72% Annual 6-mo. PRIBOR Semi-Annual 12/17/27 CZK 101,850 (14,649) — (14,649)
1-week
CNREPOFIX_CFXS Quarterly
1.52%
Quarterly 12/17/28 CNY 15,557 (1,038) — (1,038)
1-week
CNREPOFIX_CFXS Quarterly
1.53%
Quarterly 12/17/28 CNY 46,671 20 — 20
3-mo. CD_KSDA Quarterly 2.74% Quarterly 12/17/28 KRW 6,402,520 (36,151) — (36,151)
3-mo. CD_KSDA Quarterly 2.79% Quarterly 12/17/28 KRW 19,207,560 (92,268) — (92,268)
3-mo. CD_KSDA Quarterly 2.91% Quarterly 12/17/30 KRW 6,372,332 (47,836) — (47,836)
6-mo. PRIBOR Semi-Annual 3.88% Annual 12/17/30 CZK 44,960 5,369 — 5,369
6-mo. PRIBOR Semi-Annual 3.95% Annual 12/17/30 CZK 134,880 37,633 — 37,633
$ (153,403) $ — $ (153,403)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Toll Brothers Finance Corp. ... 1.00 % Quarterly Bank of America NA 06/20/30 USD 128 $ (1,589) $ 51 $ (1,640)
Toll Brothers Finance Corp. ... 1.00 Quarterly Bank of America NA 06/20/30 USD 190 (2,360) 150 (2,510)
Campbell's Co. (The) ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 907 (18,323) (16,401) (1,922)
Campbell's Co. (The) ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 4,537 (91,655) (79,757) (11,898)
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,664 (16,438) (18,624) 2,186
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 335 (3,309) (3,290) (19)
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 335 (3,309) (3,290) (19)
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 344 (3,398) (4,011) 613
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 344 (3,402) (3,713) 311
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 861 (8,506) (9,658) 1,152
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 948 (9,361) (8,473) (888)
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 704 (6,955) (7,224) 269
Conagra Brands, Inc. ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 2,865 (28,303) (30,901) 2,598
Markit CDX North American High
Yield Index Series 45.V1 ... 5.00 Quarterly Goldman Sachs International 12/20/30 USD 4,352 (667,485) (632,170) (35,315)
Markit CDX North American High
Yield Index Series 45.V1 ... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 16,964 (2,601,822) (2,465,787) (136,035)
$ – $ – $ –
$ (3,466,215) $ (3,283,098) $ (183,117)
$ – $ – $ –

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5.00 % Quarterly
Goldman Sachs
International 06/20/26 NR EUR 800 $ 8,423 $ (5,275) $ 13,698
Prudential Financial, Inc. . 1.00 Quarterly Bank of America NA 06/20/26 A USD 4,810 20,371 17,649 2,722
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 NR EUR 476 24,108 4,855 19,253
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,090 77,529 77,721 (192)
Verizon Communications,
Inc. ............. 1.00 Quarterly Bank of America NA 06/20/27 BBB+ USD 5,712 57,182 54,376 2,806
ADLER Real Estate GmbH 5.00 Quarterly Bank of America NA 12/20/27 NR EUR 304 18,097 (23,228) 41,325
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 183 10,878 (12,966) 23,844
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 513 30,576 (36,445) 67,021
ADLER Real Estate GmbH 5.00 Quarterly Citibank NA 12/20/27 NR EUR 149 8,872 (10,887) 19,759
ADLER Real Estate GmbH 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 312 18,567 (23,677) 42,244
ADLER Real Estate GmbH 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 226 13,462 (17,108) 30,570
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 359 16,846 15,447 1,399
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 650 11,146 6,563 4,583
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,572 1,678 894
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,572 1,673 899
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 37,491 32,489 5,002
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 42,316 36,456 5,860
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 16,085 13,542 2,543
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 26,779 22,811 3,968
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 17,818 15,433 2,385
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 16,086 13,630 2,456
Kinder Morgan, Inc. .... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 7,745 5,316 2,429
Kinder Morgan, Inc. .... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 282 5,557 3,659 1,898
iTraxx Europe Crossover
Index Series 42.V2 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,140 348,525 232,344 116,181
iTraxx Europe Crossover
Index Series 42.V2 .. 5.00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 887 144,459 134,663 9,796
Zegona Finance plc .... 5.00 Quarterly BNP Paribas SA 06/20/30 BB EUR 374 71,609 58,986 12,623
Zegona Finance plc .... 5.00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 371 70,940 46,407 24,533
Boeing Co. (The) ...... 1.00 Quarterly Bank of America NA 12/20/30 BBB- USD 1,704 27,438 24,872 2,566
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 280 27,951 33,977 (6,026)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 250 24,956 31,132 (6,176)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 470 46,917 57,665 (10,748)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 120 11,979 14,751 (2,772)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 240 23,958 28,885 (4,927)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 470 46,917 56,966 (10,049)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 240 23,958 28,756 (4,798)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/30 BB- USD 470 46,917 56,521 (9,604)
CCO Holdings LLC .... 5.00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 630 62,889 75,400 (12,511)
CCO Holdings LLC .... 5.00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 1,760 175,691 207,884 (32,193)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- USD 230 22,960 27,094 (4,134)
Eutelsat SA .......... 5.00 Quarterly Deutsche Bank AG 12/20/30 NR EUR 500 107,826 73,230 34,596
Forvia SE ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 2,659 362,976 254,947 108,029
Oracle Corp. ......... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 2,210 (42,496) (10,745) (31,751)
Petroleos Mexicanos ... 1.00 Quarterly BNP Paribas SA 12/20/30 BBB USD 4,766 (369,895) (400,110) 30,215
Petroleos Mexicanos ... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 864 (67,056) (78,321) 11,265

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 % Quarterly Bank of America NA 12/20/30 BB+ USD 1,124 $ 16,104 $ 125 $ 15,979
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly
Goldman Sachs
International 12/20/30 BB+ USD 180 2,579 20 2,559
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB+ USD 120 1,719 13 1,706
$ 1,680,899 $ 1,149,174 $ 531,725
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day IBR Quarterly 9.31% Quarterly HSBC Bank plc 12/17/27 COP 6,295,000 $ (46,095) $ — $ (46,095)
1-day IBR Quarterly 9.38% Quarterly HSBC Bank plc 12/17/27 COP 6,295,000 (44,011) — (44,011)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc 12/17/27 COP 12,491,466 (77,883) — (77,883)
4.44% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA 12/17/27 CLP 3,155,176 (606) — (606)
4.50% Semi-Annual 1-day CLICP Semi-Annual Citibank NA 12/17/27 CLP 8,324,121 (12,538) — (12,538)
4.59% Semi-Annual 1-day CLICP Semi-Annual HSBC Bank plc 12/17/27 CLP 2,774,707 (9,799) — (9,799)
9.36% Quarterly 1-day IBR Quarterly HSBC Bank plc 12/17/29 COP 3,505,167 43,123 — 43,123
9.42% Quarterly 1-day IBR Quarterly HSBC Bank plc 12/17/29 COP 3,505,167 41,261 — 41,261
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 12/17/29 COP 6,878,674 73,955 — 73,955
9.22% Quarterly 1-day IBR Quarterly Citibank NA 12/17/30 COP 4,350,000 68,360 — 68,360
9.33% Quarterly 1-day IBR Quarterly Citibank NA 12/17/30 COP 13,050,000 190,611 — 190,611
$ 226,378 $ — $ 226,378
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 2,000 $ 76,841 $ (6,365) $ 83,206
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 28,000 399,349 (187,816) 587,165
$ 476,190 $ (194,181) $ 670,371

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.01%
1-day IBR ........................................... Colombian Reference Banking Indicator 8.75
1-day SOFR ......................................... Secured Overnight Financing Rate 3.79
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2.20
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2.81
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3.54
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,078,824,261 $ — $ 1,078,824,261
Common Stocks
Aerospace & Defense .................................... 36,266,629 32,137,553 — 68,404,182
Air Freight & Logistics .................................... 6,582,542 910,535 — 7,493,077
Automobile Components .................................. 2,802,433 2,647,093 — 5,449,526
Automobiles .......................................... 2,412,520 15,622,478 — 18,034,998
Banks ............................................... 87,682,854 99,376,954 111 187,059,919
Beverages ........................................... 27,195,130 1,224,459 — 28,419,589
Biotechnology ......................................... 6,581,955 2,653,105 — 9,235,060
Broadline Retail ........................................ 26,290,331 4,167,512 — 30,457,843
Building Products ....................................... 17,477,468 11,385,736 — 28,863,204
Capital Markets ........................................ 60,913,146 15,158,856 — 76,072,002
Chemicals ............................................ 28,916,620 18,152,626 — 47,069,246
Commercial Services & Supplies ............................. 6,193,740 12,299,777 — 18,493,517
Communications Equipment ................................ 11,702,625 1,949,856 — 13,652,481
Construction & Engineering ................................ 3,288,095 19,565,883 — 22,853,978
Construction Materials .................................... — 6,731,304 — 6,731,304
Consumer Finance ...................................... 3,877,816 93,889 — 3,971,705
Consumer Staples Distribution & Retail ........................ 39,988,988 3,993,785 — 43,982,773
Containers & Packaging .................................. 11,307,112 85,797 — 11,392,909
Diversified Consumer Services .............................. 4,446,317 143,398 — 4,589,715
Diversified REITs ....................................... 1,679,610 7,785,060 — 9,464,670
Diversified Telecommunication Services ........................ 9,001,705 24,025,035 — 33,026,740
Electric Utilities ........................................ 159,875,990 22,790,118 — 182,666,108
Electrical Equipment ..................................... 14,751,161 19,209,184 — 33,960,345
Electronic Equipment, Instruments & Components ................. 10,446,050 5,524,664 — 15,970,714
Energy Equipment & Services .............................. 4,012,302 188,361 — 4,200,663
Entertainment ......................................... 6,747,155 1,164,581 — 7,911,736
Financial Services ...................................... 23,318,601 3,087,721 543,515 26,949,837
Food Products ......................................... 18,306,278 7,854,750 — 26,161,028
Gas Utilities ........................................... 5,757,208 7,895,917 — 13,653,125
Ground Transportation ................................... 51,793,915 7,023,960 — 58,817,875
Health Care Equipment & Supplies ........................... 70,154,141 5,985,126 — 76,139,267
Health Care Providers & Services ............................ 98,513,707 326,172 — 98,839,879
Health Care REITs ...................................... 21,901,001 — — 21,901,001
Hotel & Resort REITs .................................... — 1,326,333 — 1,326,333
Hotels, Restaurants & Leisure .............................. 7,857,523 5,819,933 213,948 13,891,404
Household Durables ..................................... 1,132,650 8,303,390 — 9,436,040
Household Products ..................................... 5,180,862 2,363,554 — 7,544,416
Independent Power and Renewable Electricity Producers ............ 2,864,846 1,630,458 — 4,495,304
Industrial Conglomerates .................................. 391,350 13,495,050 — 13,886,400
Industrial REITs ........................................ 23,452,257 21,583,645 — 45,035,902
Insurance ............................................ 37,932,178 35,963,097 — 73,895,275
Interactive Media & Services ............................... 54,095,271 711,159 — 54,806,430
IT Services ........................................... 18,555,146 6,300,485 722,915 25,578,546

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

Level 1 Level 2 Level 3 Total
Leisure Products ....................................... $ 3,510,584 $ 141,065 $ — $ 3,651,649
Life Sciences Tools & Services .............................. 15,819,770 1,043,245 — 16,863,015
Machinery ............................................ 48,027,610 32,807,807 — 80,835,417
Marine Transportation .................................... — 619,140 — 619,140
Media ............................................... 14,221,991 9,264,372 580,384 24,066,747
Metals & Mining ........................................ 14,343,484 8,163,381 77 22,506,942
Multi-Utilities .......................................... 66,420,927 16,964,409 — 83,385,336
Office REITs .......................................... 14,364,452 87,185 — 14,451,637
Oil, Gas & Consumable Fuels ............................... 132,779,239 34,616,592 53 167,395,884
Passenger Airlines ...................................... — 598,437 — 598,437
Personal Care Products .................................. — 3,955,616 — 3,955,616
Pharmaceuticals ....................................... 50,490,569 95,782,584 — 146,273,153
Professional Services .................................... 29,864,735 6,820,740 — 36,685,475
Real Estate Management & Development ....................... — 30,445,288 8 30,445,296
Residential REITs ....................................... 24,134,139 3,141,614 — 27,275,753
Retail REITs .......................................... 23,782,271 617,210 — 24,399,481
Semiconductors & Semiconductor Equipment .................... 47,092,753 33,975,245 — 81,067,998
Software ............................................. 54,150,253 12,724,254 — 66,874,507
Specialized REITs ...................................... 49,598,743 6,218,901 — 55,817,644
Specialty Retail ........................................ 9,829,540 9,306,248 — 19,135,788
Technology Hardware, Storage & Peripherals .................... 27,822,803 21,704,525 — 49,527,328
Textiles, Apparel & Luxury Goods ............................ — 11,327,315 — 11,327,315
Tobacco ............................................. 4,162,554 18,423,104 — 22,585,658
Trading Companies & Distributors ............................ 10,006,510 11,113,257 — 21,119,767
Transportation Infrastructure ............................... 9,345,370 48,954,421 — 58,299,791
Water Utilities ......................................... 1,869,412 6,421,414 — 8,290,826
Wireless Telecommunication Services ......................... 11,215,397 5,255,461 3 16,470,861
Corporate Bonds
Aerospace & Defense .................................... — 44,881,650 — 44,881,650
Air Freight & Logistics .................................... — 2,128,908 — 2,128,908
Automobile Components .................................. — 31,815,641 — 31,815,641
Automobiles .......................................... — 17,301,169 — 17,301,169
Banks ............................................... — 263,699,903 — 263,699,903
Beverages ........................................... — 934,541 — 934,541
Biotechnology ......................................... — 8,901,889 — 8,901,889
Broadline Retail ........................................ — 17,549,050 — 17,549,050
Building Products ....................................... — 19,752,929 — 19,752,929
Capital Markets ........................................ — 118,253,945 — 118,253,945
Chemicals ............................................ — 51,380,367 — 51,380,367
Commercial Services & Supplies ............................. — 48,281,473 — 48,281,473
Communications Equipment ................................ — 8,610,042 — 8,610,042
Construction & Engineering ................................ — 7,274,069 — 7,274,069
Construction Materials .................................... — 562,896 — 562,896
Consumer Finance ...................................... — 70,080,418 — 70,080,418
Consumer Staples Distribution & Retail ........................ — 15,438,972 — 15,438,972
Containers & Packaging .................................. — 41,630,500 — 41,630,500
Distributors ........................................... — 1,448,232 — 1,448,232
Diversified Consumer Services .............................. — 9,031,138 — 9,031,138
Diversified REITs ....................................... — 14,805,698 — 14,805,698
Diversified Telecommunication Services ........................ — 73,694,732 — 73,694,732
Electric Utilities ........................................ — 116,357,206 3,054,500 119,411,706
Electrical Equipment ..................................... — 285,448 — 285,448
Electronic Equipment, Instruments & Components ................. — 3,837,728 — 3,837,728
Energy Equipment & Services .............................. — 15,541,288 — 15,541,288
Entertainment ......................................... — 9,750,915 — 9,750,915
Financial Services ...................................... — 66,898,626 10,927,630 77,826,256
Food Products ......................................... — 22,564,635 — 22,564,635
Gas Utilities ........................................... — 1,693,980 — 1,693,980
Ground Transportation ................................... — 41,553,940 — 41,553,940
Health Care Equipment & Supplies ........................... — 13,735,002 — 13,735,002
Health Care Providers & Services ............................ — 83,163,165 — 83,163,165
Health Care REITs ...................................... — 18,258,566 — 18,258,566
Health Care Technology .................................. — 804,587 — 804,587
Hotel & Resort REITs .................................... — 8,360,262 — 8,360,262
Hotels, Restaurants & Leisure .............................. — 63,899,308 — 63,899,308
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Household Durables ..................................... $ — $ 8,339,646 $ — $ 8,339,646
Household Products ..................................... — 131,305 — 131,305
Independent Power and Renewable Electricity Producers ............ — 13,849,731 — 13,849,731
Industrial Conglomerates .................................. — 16,319,269 — 16,319,269
Industrial REITs ........................................ — 2,157,308 — 2,157,308
Insurance ............................................ — 68,926,206 — 68,926,206
Interactive Media & Services ............................... — 3,883,353 — 3,883,353
IT Services ........................................... — 65,813,829 — 65,813,829
Life Sciences Tools & Services .............................. — 367,272 — 367,272
Machinery ............................................ — 15,425,224 — 15,425,224
Marine Transportation .................................... — 1,902,659 — 1,902,659
Media ............................................... — 88,368,960 — 88,368,960
Metals & Mining ........................................ — 50,015,231 — 50,015,231
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,360,422 — 2,360,422
Multi-Utilities .......................................... — 17,074,423 — 17,074,423
Office REITs .......................................... — 580,608 — 580,608
Oil, Gas & Consumable Fuels ............................... — 130,519,689 — 130,519,689
Paper & Forest Products .................................. — 6,023,757 — 6,023,757
Passenger Airlines ...................................... — 7,358,720 — 7,358,720
Personal Care Products .................................. — 3,727,449 — 3,727,449
Pharmaceuticals ....................................... — 56,705,149 — 56,705,149
Professional Services .................................... — 4,878,870 — 4,878,870
Real Estate Management & Development ....................... — 26,123,191 — 26,123,191
Residential REITs ....................................... — 5,798,525 — 5,798,525
Retail REITs .......................................... — 5,032,626 — 5,032,626
Semiconductors & Semiconductor Equipment .................... — 29,391,931 777,018 30,168,949
Software ............................................. — 63,813,422 3,504,550 67,317,972
Specialized REITs ...................................... — 18,502,076 — 18,502,076
Specialty Retail ........................................ — 17,926,299 — 17,926,299
Technology Hardware, Storage & Peripherals .................... — 5,212,962 — 5,212,962
Textiles, Apparel & Luxury Goods ............................ — 8,878,914 — 8,878,914
Tobacco ............................................. — 23,225,793 — 23,225,793
Trading Companies & Distributors ............................ — 24,779,075 — 24,779,075
Wireless Telecommunication Services ......................... — 37,820,428 — 37,820,428
Equity-Linked Notes ...................................... — 1,479,179,370 — 1,479,179,370
Fixed Rate Loan Interests
Financial Services ...................................... — — 30,088,532 30,088,532
Health Care Technology .................................. — 1,678,645 — 1,678,645
IT Services ........................................... — 263,863 — 263,863
Software ............................................. — 2,502,783 — 2,502,783
Floating Rate Loan Interests
Aerospace & Defense .................................... — 37,995,926 418,308 38,414,234
Automobile Components .................................. — 19,098,989 — 19,098,989
Automobiles .......................................... — 2,681,489 — 2,681,489
Beverages ........................................... — 5,404,577 — 5,404,577
Biotechnology ......................................... — 4,785,450 — 4,785,450
Broadline Retail ........................................ — 5,427,099 — 5,427,099
Building Products ....................................... — 13,647,246 — 13,647,246
Capital Markets ........................................ — 32,144,388 7,617,020 39,761,408
Chemicals ............................................ — 34,349,569 1,262,908 35,612,477
Commercial Services & Supplies ............................. — 39,540,193 1,557,582 41,097,775
Communications Equipment ................................ — 2,102,554 — 2,102,554
Construction & Engineering ................................ — 5,566,555 — 5,566,555
Construction Materials .................................... — 16,696,601 1,560,831 18,257,432
Consumer Staples Distribution & Retail ........................ — 2,349,385 — 2,349,385
Containers & Packaging .................................. — 17,481,004 — 17,481,004
Distributors ........................................... — 652,756 — 652,756
Diversified Consumer Services .............................. — 9,083,891 — 9,083,891
Diversified REITs ....................................... — 1,787,869 — 1,787,869
Diversified Telecommunication Services ........................ — 21,478,188 442,353 21,920,541
Electric Utilities ........................................ — 7,760,889 — 7,760,889
Electrical Equipment ..................................... — 199,934 — 199,934
Electronic Equipment, Instruments & Components ................. — 2,309,110 4,060,150 6,369,260
Energy Equipment & Services .............................. — 3,114,472 — 3,114,472
Entertainment ......................................... — 27,049,259 2,036,427 29,085,686
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

Level 1 Level 2 Level 3 Total
Financial Services ...................................... $ — $ 48,698,347 $ 17,435,455 $ 66,133,802
Food Products ......................................... — 17,446,091 — 17,446,091
Gas Utilities ........................................... — 901,333 — 901,333
Ground Transportation ................................... — 8,170,220 10,439,437 18,609,657
Health Care Equipment & Supplies ........................... — 6,176,344 — 6,176,344
Health Care Providers & Services ............................ — 25,859,534 412,050 26,271,584
Health Care Technology .................................. — 13,674,441 1,045,764 14,720,205
Hotels, Restaurants & Leisure .............................. — 59,729,299 15,777,474 75,506,773
Household Durables ..................................... — 4,877,322 — 4,877,322
Independent Power and Renewable Electricity Producers ............ — 9,159,194 — 9,159,194
Industrial Conglomerates .................................. — 15,342,300 — 15,342,300
Insurance ............................................ — 48,807,633 — 48,807,633
Interactive Media & Services ............................... — 1,283,839 — 1,283,839
IT Services ........................................... — 55,258,533 — 55,258,533
Leisure Products ....................................... — 401,546 — 401,546
Life Sciences Tools & Services .............................. — 2,074,370 — 2,074,370
Machinery ............................................ — 48,712,468 681,447 49,393,915
Media ............................................... — 15,550,421 1,045,496 16,595,917
Multi-Utilities .......................................... — 5,308,613 — 5,308,613
Oil, Gas & Consumable Fuels ............................... — 10,487,389 — 10,487,389
Paper & Forest Products .................................. — 3,596,533 — 3,596,533
Passenger Airlines ...................................... — 14,201,592 — 14,201,592
Pharmaceuticals ....................................... — 10,187,833 — 10,187,833
Professional Services .................................... — 22,904,513 3,477,200 26,381,713
Real Estate Management & Development ....................... — 432,743 — 432,743
Semiconductors & Semiconductor Equipment .................... — 8,397,819 — 8,397,819
Software ............................................. — 98,129,063 1,272,107 99,401,170
Specialty Retail ........................................ — 11,679,035 — 11,679,035
Technology Hardware, Storage & Peripherals .................... — 6,110,353 — 6,110,353
Tobacco ............................................. — 100,333 — 100,333
Trading Companies & Distributors ............................ — 7,864,253 — 7,864,253
Transportation Infrastructure ............................... — 11,166,629 1,224,216 12,390,845
Wireless Telecommunication Services ......................... — 4,053,566 2,082,192 6,135,758
Foreign Agency Obligations ................................. — 30,838,139 — 30,838,139
Foreign Government Obligations .............................. — 224,803,232 — 224,803,232
Investment Companies .................................... 472,723,302 — — 472,723,302
Non-Agency Mortgage-Backed Securities ........................ — 973,771,578 8,750,211 982,521,789
Preferred Securities
Automobiles .......................................... — 639,646 — 639,646
Banks ............................................... — 21,625,466 — 21,625,466
Capital Markets ........................................ — 13,571,662 — 13,571,662
Chemicals ............................................ — 721,494 — 721,494
Consumer Finance ...................................... — 2,490,812 — 2,490,812
Diversified REITs ....................................... — 1,555,336 — 1,555,336
Electric Utilities ........................................ — 5,639,947 — 5,639,947
Electrical Equipment ..................................... — 1,393,214 — 1,393,214
Financial Services ...................................... — 632,303 — 632,303
Gas Utilities ........................................... — 237,414 — 237,414
Household Products ..................................... — 6,175,809 — 6,175,809
Independent Power and Renewable Electricity Producers ............ — 2,984,655 — 2,984,655
Insurance ............................................ — 2,200,336 — 2,200,336
IT Services ........................................... — — 113,283 113,283
Life Sciences Tools & Services .............................. — 118,929 — 118,929
Machinery ............................................ — 578,926 — 578,926
Multi-Utilities .......................................... — 1,111,695 — 1,111,695
Oil, Gas & Consumable Fuels ............................... — 10,087,838 — 10,087,838
Passenger Airlines ...................................... — 714,270 — 714,270
Pharmaceuticals ....................................... — 249,456 — 249,456
Real Estate Management & Development ....................... — 2,730,481 — 2,730,481
U.S. Government Sponsored Agency Securities .................... — 7,871,479 — 7,871,479
Warrants .............................................. — — — —
Short-Term Securities
Foreign Government Obligations .............................. — 32,126,567 — 32,126,567
Money Market Funds ...................................... 533,857,137 — — 533,857,137
Options Purchased
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ........................... $ — $ 407,219 $ — $ 407,219
Unfunded Floating Rate Loan Interests
(a)
........................... — 15,283 75,518 90,801
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (6,649) — (6,649)
$ 2,701,080,773 $ 7,871,734,673 $ 133,200,673 $ 10,706,016,119
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 702,720 $ — $ 702,720
Equity contracts ........................................... 67,957 — — 67,957
Foreign currency exchange contracts ............................ — 5,013,741 — 5,013,741
Interest rate contracts ....................................... 2,229,012 1,130,703 — 3,359,715
Liabilities
Credit contracts ........................................... — (346,511) — (346,511)
Equity contracts ........................................... (1,170,422) — — (1,170,422)
Foreign currency exchange contracts ............................ (4,740,821) (4,910,796) — (9,651,617)
Interest rate contracts ....................................... (13,361,955) (387,357) — (13,749,312)
$ (16,976,229) $ 1,202,500 $ — $ (15,773,729)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2025 ............................ $ 2,749,871 $ 10,554,329 $ 29,961,173 $ 55,354,688 $ 28,645,355 $ 109,413 $ 102,319 $ 127,477,148
Transfers into Level 3 ...................................... — — — 9,829,282 — — — 9,829,282
Transfers out of Level 3 ..................................... — — — (7,049,736) (19,926,612) — — (26,976,348)
Accrued discounts/premiums .................................. — 19,635 118,874 14,173 11,557 — — 164,239
Net realized gain ......................................... 379,309 — — 438 — — — 379,747
Net change in unrealized appreciation (depreciation)
(a)
................. (160,199) 448,765 316,024 (3,144,807) 19,911 3,870 (26,801) (2,543,237)
Purchases .............................................. 229,303 7,240,993 70,943,377 50,372,153 — — — 128,785,826
Sales ................................................. (1,137,270) (24) (71,250,916) (31,527,774) — — — (103,915,984)
Closing balance, as of December 31, 2025 .........................
$ 2,061,014 $ 18,263,698 $ 30,088,532 $ 73,848,417 $ 8,750,211 $ 113,283 $ 75,518 $ 133,200,673
Net change in unrealized appreciation (depreciation) on investments still held at
December 31, 2025
(a )
....................................
$ (160,199) $ 448,765 $ 316,024 $ 95,121 $ 19,911 $ 3,870 $ (26,801) $ 696,691
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
IBR Colombian Reference Banking Indicator
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NYRS New York Registered Shares
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

Consolidated Statement of Assets and Liabilities
(unaudited)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 9,699,351,528
Investments, at value — affiliated
(c)
.......................................................................................... 1,006,580,439
Cash ............................................................................................................. 6,092,363
Cash pledged:
Collateral — OTC derivatives ............................................................................................ 2,492,000
Futures contracts .................................................................................................... 55,083,000
Centrally cleared swaps ................................................................................................ 7,178,000
Foreign currency, at value
(d)
............................................................................................... 12,305,129
Receivables: –
Investment s sold .................................................................................................... 11,924,681
Securities lending income — affiliated ...................................................................................... 60,075
Swaps   .......................................................................................................... 55
Capital shares sold ................................................................................................... 10,073,669
Foreign withholding tax claims ........................................................................................... 585,001
Dividends — unaffiliated ............................................................................................... 8,318,631
Dividends — affiliated ................................................................................................. 1,372,828
Interest — unaffiliated ................................................................................................. 68,590,292
From the Manager ................................................................................................... 219,000
Due from broker ..................................................................................................... 310,000
Variation margin on futures contracts ....................................................................................... 768,976
Swap premiums paid ................................................................................................... 1,768,137
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 5,013,741
OTC swaps ........................................................................................................ 1,762,416
Unfunded floating rate loan interests ....................................................................................... 90,801
Prepaid e xpenses ..................................................................................................... 44,465
Other assets ......................................................................................................... 184,397
Total a ssets .........................................................................................................
10,900,169,624
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................................ 1,690,000
Collateral on securities loaned ............................................................................................. 246,274,901
Options written, at value
(e)
................................................................................................ 165,920

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
December 31, 2025

Consolidated Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Multi-Asset
Income Portfolio
Payables: –
Investments purchased ................................................................................................ 48,743,241
Accounting services fees ............................................................................................... 173,648
Dividends on short sales ............................................................................................... 4,124,375
Administration fees ................................................................................................... 306,964
Capital shares redeemed ............................................................................................... 30,119,895
Custodian fees ...................................................................................................... 175,883
Deferred foreign capital gain tax .......................................................................................... 848,740
Income dividend distributions ............................................................................................ 6,533,855
Interest expense .................................................................................................... 8,960
Investment advisory fees ............................................................................................... 4,009,527
Trustees' and Officer's fees ............................................................................................. 11,738
Other affiliate fees ................................................................................................... 6,711
Professional fees .................................................................................................... 84,117
Registration fees .................................................................................................... 757,432
Service and distribution fees ............................................................................................. 1,006,905
Transfer agent fees .................................................................................................. 2,246,091
Other accrued expenses ............................................................................................... 96,216
Variation margin on futures contracts ....................................................................................... 3,697,471
Variation margin on centrally cleared swaps .................................................................................. 812,849
Swap premiums received ................................................................................................ 4,096,242
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 4,744,876
OTC swaps ........................................................................................................ 517,059
Unfunded floating rate loan interests ....................................................................................... 6,649
Total li abilities ........................................................................................................
361,260,265
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 10,538,909,359

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 11,981,118,252
Accumulated loss ..................................................................................................... (1,442,208,893)
NET ASSETS ........................................................................................................
$ 10,538,909,359
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 9,331,146,047
(b)
  Securities loaned, at value ...................................................................................... $ 240,482,579
(c)
  Investments, at cost — affiliated ................................................................................... $ 996,523,848
(d)
  Foreign currency, at cost ....................................................................................... $ 12,307,108
(e)
  Premiums received ........................................................................................... $ 193,341
See notes to financial statements.

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
December 31, 2025

Consolidated Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Multi-
Asset Income
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 6,004,043,683
Shares outstanding ...................................................................................................
568,035,019
Net asset value .....................................................................................................
$ 10.57
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 3,570,974,588
Shares outstanding ...................................................................................................
338,247,820
Net asset value .....................................................................................................
$ 10.56
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 297,030,573
Shares outstanding ...................................................................................................
28,169,862
Net asset value .....................................................................................................
$ 10.54
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 666,860,515
Shares outstanding ...................................................................................................
63,123,508
Net asset value .....................................................................................................
$ 10.56
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
                        BlackRock Funds II

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: February 24, 2026

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: February 24, 2026